UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Variable Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 - June 30, 2024

Item 1.	Reports to Stockholders.
(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Long Short Equity Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Guggenheim Long Short Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$98	1.87%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 10.72%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the HFRX Equity Hedge Index, which returned 5.11% for the same period.

The fund's broad-based securities market index was changed from the HFRX Equity Hedge Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The global growth outlook remained modestly bullish and steady for the reporting period, while inflation seemed to be finally tamed, which could foreshadow interest rate cuts in the second half of 2024. This optimism helped the S&P 500 to gain more than 15% during the reporting period. The fund underperformed the S&P 500 due to its lower market beta exposure (about 50% on the average, by design). The fund outperformed its internal risk benchmark blend of 30% S&P 500 and 70% cash. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate whereas security selection was quite strong for the period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Long Short Equity Fund	10.72%	15.16%	7.62%	4.42%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Equity Hedge Index	5.11%	9.12%	5.92%	3.26%

The fund's past performance is not a good predictor of the fund's future performance.

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes. The S&P 500 Index and the HFRX Equity Hedge Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
Guggenheim Investments	1

Guggenheim Long Short Equity Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$28,140,506
Number of Portfolio Holdings	213
Portfolio Turnover Rate	170%

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	1.4%
Apple, Inc.	1.2%
Johnson & Johnson	0.8%
United Therapeutics Corp.	0.8%
Cisco Systems, Inc.	0.8%
AT&T, Inc.	0.8%
Gilead Sciences, Inc.	0.8%
NVIDIA Corp.	0.8%
Merck & Company, Inc.	0.8%
Verizon Communications, Inc.	0.8%
Top 10 Total	9.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010398-063024

Guggenheim Investments	2

Global Managed Futures Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Global Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$103	2.03%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 4.83%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

For the reporting period, the fund saw particularly strong performance from long positions in Equity Indexes, benefiting from consistent trends in the first quarter of 2024 before the market correction in April. Positive returns from Commodities markets in the first quarter were negated by market reversals in the second quarter, particularly in the energy and grains sectors, leading to an overall net negative contribution from Commodities for the reporting period. Fixed Income and Currency markets were volatile and difficult to trend-follow, resulting in minimal contributions, and detractions, respectively, from these sectors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Global Managed Futures Strategy Fund	4.83%	5.46%	5.07%	2.48%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
Guggenheim Investments	1

Global Managed Futures Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$13,913,226
Number of Portfolio Holdings	90
Portfolio Turnover Rate	0%
What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	23.9%
Guggenheim Strategy Fund III	15.8%
Guggenheim Strategy Fund II	0.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.5%
Total	41.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000069235-063024

Guggenheim Investments	2

Multi-Hedge Strategies Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.69%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.89%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.89% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's Long/Short Equity strategy started the year off strong, and despite giving up some of its gains in June, was the largest contributor during the first half of 2024.  The fund's Global Macro strategies were a net positive for the period as positive contributions from Flow (driven primarily by equities and fixed income) and Momentum (driven by equities and commodities) overcame detractors in Carry (hurt by equites) and Value (driven by currencies).  Market Neutral was the most notable detractor to the fund's performance. Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Multi-Hedge Strategies Fund	1.89%	4.34%	3.79%	2.68%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Global Hedge Fund Index	2.89%	5.42%	3.19%	1.53%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$38,551,819
Number of Portfolio Holdings	417
Portfolio Turnover Rate	90%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
Guggenheim Investments	1

Multi-Hedge Strategies Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	6.4%
Guggenheim Variable Insurance Strategy Fund III	5.5%
Guggenheim Strategy Fund II	4.3%
Olink Holding AB ADR	2.6%
Capri Holdings Ltd.	2.5%
National Western Life Group, Inc. — Class A	1.9%
Amedisys, Inc.	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Hess Corp.	1.5%
Top 10 Total	29.7%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010416-063024

Guggenheim Investments	2

Commodities Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.66%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 10.31%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 11.08% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Most commodity futures that are part of the Index had a strong start to the year, with the Index futures contributing to the return of the fund during the reporting period. Eighteen of the 24 components of the Index had positive returns. The components with some of the largest positive returns were Cocoa, Coffee and Silver. The components with some of the largest negative returns were Corn, Soybean and Wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Commodities Strategy Fund	10.31%	13.28%	7.24%	-4.29%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P Goldman Sachs Commodity Index	11.08%	15.01%	8.28%	-3.12%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
Guggenheim Investments	1

Commodities Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$7,268,149
Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%
What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	21.0%
Guggenheim Strategy Fund II	20.7%
Total	41.7%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010403-063024

Guggenheim Investments	2

Nova Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Nova Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$91	1.65%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 20.78%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Financials. The only sector that detracted was Real Estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Amazon.com, Inc. Those that detracted the most were Tesla, Inc., Intel Corp., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Nova Fund	20.78%	32.24%	17.36%	15.25%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$41,964,536
Number of Portfolio Holdings	513
Portfolio Turnover Rate	151%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

Nova Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24

Microsoft Corp.	5.4%
NVIDIA Corp.	4.9%
Apple, Inc.	4.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.8%
Guggenheim Strategy Fund II	4.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. — Class A	1.8%
Alphabet, Inc. — Class A	1.7%
Alphabet, Inc. — Class C	1.5%
Berkshire Hathaway, Inc. — Class B	1.2%
Top 10 Total	33.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010401-063024

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$79	1.67%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (9.49%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Financials. The only sector that detracted was Real Estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Amazon.com, Inc. Those that detracted the most were Tesla, Inc., Intel Corp., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse S&P 500® Strategy Fund	-9.49%	-12.73%	-14.36%	-12.50%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$1,526,567
Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	14.0%
Guggenheim Strategy Fund II	14.0%
Total	28.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010423-063024

Guggenheim Investments	2

NASDAQ-100® Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the NASDAQ-100® Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.65%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 16.58%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 17.47% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100® Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Health Care. Those that detracted the most were Materials, Real Estate, and Financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Tesla, Inc., Intel Corp., and Adobe, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
NASDAQ-100® Fund	16.58%	28.89%	19.39%	16.86%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
NASDAQ-100 Index	17.47%	30.77%	21.77%	18.92%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$134,594,831
Number of Portfolio Holdings	113
Portfolio Turnover Rate	55%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
Guggenheim Investments	1

NASDAQ-100® Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	7.2%
Apple, Inc.	7.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
NVIDIA Corp.	6.6%
Guggenheim Strategy Fund II	6.4%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	4.1%
Meta Platforms, Inc. — Class A	3.8%
Alphabet, Inc. — Class A	2.3%
Alphabet, Inc. — Class C	2.2%
Top 10 Total	50.6%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010425-063024

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$80	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (11.80%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 17.47% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Health Care. Those that detracted the most were Materials, Real Estate, and Financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Tesla, Inc., Intel Corp., and Adobe, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse NASDAQ-100® Strategy Fund	-11.80%	-17.91%	-19.99%	-17.92%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
NASDAQ-100 Index	17.47%	30.77%	21.77%	18.92%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$914,512
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	20.4%
Guggenheim Strategy Fund II	19.9%
Total	40.3%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010426-063024

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$105	1.86%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 27.15%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Financials. The only sector that detracted was Real Estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Amazon.com, Inc. Those that detracted the most were Tesla, Inc., Intel Corp., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® 2x Strategy Fund	27.15%	41.50%	19.90%	18.29%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$27,963,226
Number of Portfolio Holdings	511
Portfolio Turnover Rate	76%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	5.3%
NVIDIA Corp.	4.9%
Apple, Inc.	4.8%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc. — Class A	1.8%
Alphabet, Inc. — Class A	1.7%
Alphabet, Inc. — Class C	1.4%
Berkshire Hathaway, Inc. — Class B	1.2%
Eli Lilly & Co.	1.2%
Broadcom, Inc.	1.1%
Top 10 Total	26.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010420-063024

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$108	1.87%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 31.24%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 17.47% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Communication Services, and Health Care. Those that detracted the most were Materials, Real Estate, and Financials. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Tesla, Inc., Intel Corp., and Adobe, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
NASDAQ-100® 2x Strategy Fund	31.24%	54.48%	32.00%	29.47%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
NASDAQ-100 Index	17.47%	30.77%	21.77%	18.92%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$146,826,746
Number of Portfolio Holdings	111
Portfolio Turnover Rate	269%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	6.5%
Apple, Inc.	6.4%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.8%
Meta Platforms, Inc. — Class A	3.5%
Alphabet, Inc. — Class A	2.1%
Alphabet, Inc. — Class C	2.0%
Costco Wholesale Corp.	1.9%
Tesla, Inc.	1.9%
Top 10 Total	38.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or in investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010421-063024

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$89	1.73%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 6.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 6.17% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Industrials, and Consumer Discretionary. Those that detracted the most were Materials, Real Estate, and Communication Services. The holdings that contributed the most to the return of the underlying index were Super Micro Computer, Inc., Vistra Corp., and Pure Storage, Inc. – Class A. Those that detracted the most were Five Below, Inc., New York Community Bancorp, Inc., and Arcadium Lithium Plc. The fund maintained a correlation of more than 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Mid-Cap 1.5x Strategy Fund	6.67%	14.80%	9.59%	9.34%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P MidCap 400 Index	6.17%	13.57%	10.27%	9.14%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$4,045,269
Number of Portfolio Holdings	412
Portfolio Turnover Rate	25%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	3.9%
Guggenheim Strategy Fund II	2.0%
Pure Storage, Inc. — Class A	0.6%
Carlisle Companies, Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Lennox International, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Illumina, Inc.	0.5%
Reliance, Inc.	0.5%
BioMarin Pharmaceutical, Inc.	0.5%
Top 10 Total	10.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010396-063024

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$83	1.68%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (2.16%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 6.17% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Industrials, and Consumer Discretionary. Those that detracted the most were Materials, Real Estate, and Communication Services. The holdings that contributed the most to the return of the underlying index were Super Micro Computer, Inc., Vistra Corp., and Pure Storage, Inc. – Class A. Those that detracted the most were Five Below, Inc., New York Community Bancorp, Inc., and Arcadium Lithium Plc. The fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse Mid-Cap Strategy Fund	-2.16%	-5.36%	-12.12%	-10.49%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P MidCap 400 Index	6.17%	13.57%	10.27%	9.14%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$140,349
Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	17.5%
Guggenheim Strategy Fund II	14.4%
Total	31.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010414-063024

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.74%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (2.50%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 1.73% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Industrials, and Energy. Those that detracted the most were Financials, Real Estate, and Communication Services. The holdings that contributed the most to the Super Micro Computer, Inc., Carvana Co. – Class A, and MicroStrategy, Inc. - Class A. Those that detracted the most were Arcadium Lithium Plc, Cytokinetcs, Inc., and Pacific Biosciences of California, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Russell 2000® 2x Strategy Fund	-2.50%	7.88%	2.16%	5.21%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Index	1.73%	10.06%	6.94%	8.09%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$4,508,094
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	4.2%
iShares Russell 2000 Index ETF	4.2%
Total	8.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000032290-063024

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$84	1.70%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (0.13%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 1.73% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Industrials, and Energy. Those that detracted the most were Financials, Real Estate, and Communication Services. The holdings that contributed the most to the Super Micro Computer, Inc., Carvana Co. – Class A, and MicroStrategy, Inc. - Class A. Those that detracted the most were Arcadium Lithium Plc, Cytokinetcs, Inc., and Pacific Biosciences of California, Inc. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Russell 2000® 1.5x Strategy Fund	-0.13%	9.39%	4.41%	5.94%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Index	1.73%	10.06%	6.94%	8.09%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$3,226,550
Number of Portfolio Holdings	1,999
Portfolio Turnover Rate	6%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	11.9%
iShares Russell 2000 Index ETF	11.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.7%
Guggenheim Strategy Fund II	7.6%
Insmed, Inc.	0.1%
FTAI Aviation Ltd.	0.1%
Fabrinet	0.1%
Abercrombie & Fitch Co. — Class A	0.1%
Sprouts Farmers Market, Inc.	0.1%
Vaxcyte, Inc.	0.1%
Top 10 Total	43.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010397-063024

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.70%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.31%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 1.73% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Information Technology, Industrials, and Energy. Those that detracted the most were Financials, Real Estate, and Communication Services. The holdings that contributed the most to the Super Micro Computer, Inc., Carvana Co. – Class A, and MicroStrategy, Inc. - Class A. Those that detracted the most were Arcadium Lithium Plc, Cytokinetcs, Inc., and Pacific Biosciences of California, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse Russell 2000® Strategy Fund	1.31%	-4.13%	-11.16%	-10.01%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Index	1.73%	10.06%	6.94%	8.09%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index and the S&P 500 Index are unmanaged indices and, unlike the fund, have no management fees or operation expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$818,703
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund II	7.8%
Total	16.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010415-063024

Guggenheim Investments	2

Dow 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$91	1.79%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.10%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 4.79% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Financials, Information Technology, and Consumer Staples. Those that detracted the most were Consumer Discretionary, Industrials, and Materials. The holdings that contributed the most to return of the underlying index were Microsoft Corp., Goldman Sachs Group, Inc., and American Express Co. Those that detracted the most were Boeing Co., McDonald's Corp., and NIKE, Inc. – Class B. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Dow 2x Strategy Fund	5.10%	23.28%	11.07%	15.37%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average	4.79%	16.02%	10.33%	11.30%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

Dow 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$7,285,239
Number of Portfolio Holdings	37
Portfolio Turnover Rate	258%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
UnitedHealth Group, Inc.	7.2%
Goldman Sachs Group, Inc.	6.4%
Microsoft Corp.	6.4%
Home Depot, Inc.	4.9%
Caterpillar, Inc.	4.7%
Amgen, Inc.	4.4%
Visa, Inc. — Class A	3.7%
Salesforce, Inc.	3.7%
McDonald's Corp.	3.6%
American Express Co.	3.3%
Top 10 Total	48.3%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in

Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010422-063024

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.76%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (3.58%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 4.79% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index were Financials, Information Technology, and Consumer Staples. Those that detracted the most were Consumer Discretionary, Industrials, and Materials. The holdings that contributed the most to return of the underlying index were Microsoft Corp., Goldman Sachs Group, Inc., and American Express Co. Those that detracted the most were Boeing Co., McDonald's Corp., and NIKE, Inc. – Class B. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse Dow 2x Strategy Fund	-3.58%	-16.63%	-24.45%	-24.16%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average	4.79%	16.02%	10.33%	11.30%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$920,546
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010424-063024

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$64	1.35%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (8.58%), underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Yr. Bellwether Index, which returned (6.20%) for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

As long-term Treasury bond prices fell, yields generally rose over the period, from 4.03% to 4.56%, as solid economic data initially dampened rate-cut expectations and inflation remained above the U.S. Federal Reserve's (the "Fed") target level. However, yields began to decline from their April peak as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. The Fed said at its June 2024 meeting that economic activity continued to expand at a solid pace, but that inflation remained elevated. It kept its key Fed funds rate unchanged, and its summary of economic projections indicated just one rate cut is likely in 2024, down from three in March, but compared with two cuts by many forecasters.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Government Long Bond 1.2x Strategy Fund	-8.58%	-12.12%	-9.03%	-2.15%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Treasury 30 Yr. Bellwether Index	-6.20%	-7.60%	-5.58%	-0.08%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury 30 Year Bellwether Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$5,063,613
Number of Portfolio Holdings	9
Portfolio Turnover Rate	1,029%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
U.S. Treasury Bonds	44.1%
Guggenheim Strategy Fund II	5.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.9%
Total	54.3%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010390-063024

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$258	4.94%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 10.39%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Yr. Bellwether Index, which returned (6.20%) for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

As long-term Treasury bond prices fell, yields generally rose over the period, from 4.03% to 4.56%, as solid economic data initially dampened rate-cut expectations and inflation remained above the U.S. Federal Reserve's (the "Fed") target level. However, yields began to decline from their April peak as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. The Fed said at its June 2024 meeting that economic activity continued to expand at a solid pace, but that inflation remained elevated. It kept its key Fed funds rate unchanged, and its summary of economic projections indicated just one rate cut is likely in 2024, down from three in March, but compared with two cuts by many forecasters.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Inverse Government Long Bond Strategy Fund	10.39%	16.18%	5.16%	-0.95%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Treasury 30 Yr. Bellwether Index	-6.20%	-7.60%	-5.58%	-0.08%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury 30 Yr. Bellwether Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$3,544,401
Number of Portfolio Holdings	11
Portfolio Turnover Rate	356%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	13.1%
Total	27.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010404-063024

Guggenheim Investments	2

High Yield Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the High Yield Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$79	1.58%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.85%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 2.58% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

High yield continued to generate positive returns for the reporting period, with coupon-like returns amid interest rate volatility. Overall, lower financing costs and borrower sentiment spurred heavy new issuance volume while strong market conditions kept spreads tight. The Consumer Cyclical sector and the Energy sector contributed the most to return of the Bloomberg U.S. Corporate High Yield Index (the "Index"). The Communications sector was the largest detractor. From a ratings perspective, BB rated securities contributed the most to the return of the Index, followed by B rated securities.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Since Inception (10.15.14)
High Yield Strategy Fund	1.85%	9.99%	1.22%	3.49%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.17%
Bloomberg U.S. Corporate High Yield Index	2.58%	10.44%	3.92%	4.76%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.
Guggenheim Investments	1

High Yield Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$7,765,362
Number of Portfolio Holdings	17
Portfolio Turnover Rate	0%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
Guggenheim Strategy Fund II	7.3%
iShares iBoxx High Yield Corporate Bond ETF	1.6%
SPDR Bloomberg High Yield Bond ETF	1.5%
Total	17.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000046626-063024

Guggenheim Investments	2

U.S. Government Money Market Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$71	1.41%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.00%.

What factors materially affected the fund's performance over the last six months?

As Treasury bond prices fell, yields generally rose over the reporting period, as solid economic data initially dampened rate-cut expectations and inflation remained above the U.S. Federal Reserve's (the "Fed") target level. However, yields began to decline from their April peak as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. The Fed said at its June 2024 meeting that economic activity continued to expand at a solid pace, but that inflation remained elevated. It kept its key Fed funds rate unchanged, and its summary of economic projections indicated just one rate cut is likely in 2024, down from three in March, but compared with two cuts by many forecasters.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	2.00%	4.02%	1.36%	0.79%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$41,644,471
Number of Portfolio Holdings	21

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†

Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

‡	6 month returns are not annualized.
Guggenheim Investments	1

U.S. Government Money Market Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24

[1]	"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010379-063024

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.61%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 14.88%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 15.82% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Information Technology, Communication Services, and Consumer Discretionary. The only sector that detracted was Materials. The holdings that contributed the most to the return of the underlying index for the reporting period were NVIDIA Corp., Arista Networks, Inc., and KLA Corp. Those that detracted the most were Super Micro Computer, Inc., Lululemon Athletica, Inc., and Tesla, Inc. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® Pure Growth Fund	14.88%	21.26%	8.57%	8.44%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Pure Growth Index	15.82%	23.55%	10.45%	10.28%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$29,047,874
Number of Portfolio Holdings	67
Portfolio Turnover Rate	118%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NVIDIA Corp.	4.9%
Arista Networks, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.7%
Monolithic Power Systems, Inc.	2.6%
Crowdstrike Holdings, Inc. — Class A	2.6%
KLA Corp.	2.4%
Booking Holdings, Inc.	2.3%
Uber Technologies, Inc.	2.3%
Targa Resources Corp.	2.1%
KKR & Company, Inc. — Class A	2.1%
Top 10 Total	26.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments or derivative.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010408-063024

Guggenheim Investments	2

S&P 500® Pure Value Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$81	1.62%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.06%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 2.84% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Financials, Consumer Discretionary, and Energy. Those that detracted the most were Consumer Staples, Communication Services, and Health Care. The holdings that contributed the most to the return of the underlying index for the reporting period were General Motors Co., Berkshire Hathaway, Inc. – Class B, and Citigroup, Inc. Those that detracted the most were Walgreens Boots Alliance, Inc., Paramount Global – Class B, and Warner Bros. Discovery, Inc. – Series A. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P 500® Pure Value Fund	2.06%	8.56%	6.04%	5.26%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Pure Value Index	2.84%	10.48%	7.97%	7.06%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$19,700,389
Number of Portfolio Holdings	97
Portfolio Turnover Rate	93%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
General Motors Co.	4.4%
Berkshire Hathaway, Inc. — Class B	3.6%
Ford Motor Co.	2.8%
United Airlines Holdings, Inc.	2.4%
Citigroup, Inc.	2.2%
Tyson Foods, Inc. — Class A	2.2%
Valero Energy Corp.	2.2%
Viatris, Inc.	2.1%
Mohawk Industries, Inc.	2.1%
Bunge Global S.A.	2.0%
Top 10 Total	26.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010407-063024

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.61%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 17.51%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 18.57% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Information Technology, Consumer Discretionary, and Industrials. No sector detracted from the return of the underlying index. The holdings that contributed the most to the return of the underly index for the reporting period were Super Micro Computer, Inc., Vistra Corp., and Wingstop, Inc. Those that detracted the most were Five Below, Inc., Avis Budget Group, Inc., and Qualys, Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Growth Fund	17.51%	23.91%	9.48%	6.05%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P MidCap 400 Pure Growth Index	18.57%	26.36%	11.34%	7.82%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$13,192,106
Number of Portfolio Holdings	88
Portfolio Turnover Rate	208%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
elf Beauty, Inc.	2.5%
CNX Resources Corp.	2.4%
Duolingo, Inc.	2.2%
Weatherford International plc	2.2%
Southwestern Energy Co.	2.1%
Wingstop, Inc.	2.1%
Comfort Systems USA, Inc.	1.9%
Medpace Holdings, Inc.	1.9%
Ryan Specialty Holdings, Inc.	1.9%
Permian Resources Corp.	1.9%
Top 10 Total	21.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010413-063024

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$79	1.62%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (3.75%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned (3.00%) for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Consumer Staples, Information Technology, and Energy. Those that detracted the most were Consumer Discretionary, Industrials, and Materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Tenet Healthcare Corp., MasTec, Inc., and Pilgrim's Pride Corp. Those that detracted the most were Hertz Global Holdings, Inc., New York Community Bancorp, Inc., and Adient Plc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Value Fund	-3.75%	8.10%	11.21%	7.78%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P MidCap 400 Pure Value Index	-3.00%	10.05%	13.23%	9.71%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$7,280,789
Number of Portfolio Holdings	89
Portfolio Turnover Rate	33%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
PBF Energy, Inc. — Class A	2.9%
Macy's, Inc.	2.8%
Avnet, Inc.	2.8%
TD SYNNEX Corp.	2.6%
United States Steel Corp.	2.3%
MasTec, Inc.	2.2%
Arrow Electronics, Inc.	2.2%
HF Sinclair Corp.	2.1%
Tenet Healthcare Corp.	2.0%
Nordstrom, Inc.	2.0%
Top 10 Total	23.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010411-063024

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$82	1.62%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 3.71%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 4.64% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Industrials, Consumer Discretionary, and Information Technology. The only sectors that detracted were Real Estate and Consumer Staples. The holdings that contributed the most to the return of the underlying index for the reporting period were Abercrombie & Fitch Co. – Class A, UFP Technologies, Inc., and Boot Barn Holdings, Inc. Those that detracted the most were OraSure Technologies, Inc., DoubleVerify Holdings, Inc., and Par Pacific Holdings, Inc. The fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Growth Fund	3.71%	11.53%	4.53%	5.03%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P SmallCap 600 Pure Growth Index	4.64%	13.71%	6.41%	6.89%

The fund's past performance is not a good predictor of the fund's future performance.
*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$6,781,667
Number of Portfolio Holdings	138
Portfolio Turnover Rate	139%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Abercrombie & Fitch Co. — Class A	1.7%
Encore Wire Corp.	1.6%
Two Harbors Investment Corp.	1.6%
UFP Technologies, Inc.	1.5%
Cinemark Holdings, Inc.	1.4%
PROG Holdings, Inc.	1.4%
Boot Barn Holdings, Inc.	1.3%
SiriusPoint Ltd.	1.3%
Axcelis Technologies, Inc.	1.3%
Warrior Met Coal, Inc.	1.3%
Top 10 Total	14.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010410-063024

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$78	1.62%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (7.39%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned (6.68%) for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Energy, Materials, and Financials. Those that detracted the most were Real Estate, Communication Services, and Consumer Discretionary. The holdings that contributed the most to the return of the underlying index for the reporting period were Benchmark Electronics, Inc., Bread Financial Holdings, Inc., and Jackson Financial, Inc, - Class A. Those that detracted the most were Anywhere Real Estate, Inc., AMC Networks, Inc. – Class A, and Xerox Holdings Corp. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Value Fund	-7.39%	6.19%	9.15%	4.12%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P SmallCap 600 Pure Value Index	-6.68%	7.91%	11.30%	6.01%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$8,048,335
Number of Portfolio Holdings	142
Portfolio Turnover Rate	127%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
JetBlue Airways Corp.	1.9%
Phinia, Inc.	1.9%
World Kinect Corp.	1.8%
EchoStar Corp. — Class A	1.7%
Bread Financial Holdings, Inc.	1.7%
Benchmark Electronics, Inc.	1.7%
Green Dot Corp. — Class A	1.6%
Kelly Services, Inc. — Class A	1.6%
Clearwater Paper Corp.	1.5%
NCR Atleos Corp.	1.5%
Top 10 Total	16.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010409-063024

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$90	1.73%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 9.07%, outperforming the fund's benchmark, the MSCI World ex US Index, which returned 3.19% for the same period and outperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 8.61% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Information Technology, Financials, and Industrials. Those that detracted the most were Consumer Staples, Utilities, and Materials. The holdings that contributed the most to the return of the underlying index for the reporting period were ASML Holding N.V. Class G, SAP SE ADR, and Schneider Electric SE. Those that detracted the most were L'Oreal S.A., Bayer AG, Vinci S.A. The fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the fair value of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Europe 1.25x Strategy Fund	9.07%	12.53%	7.67%	2.91%
MSCI World ex US Index	3.19%	8.30%	3.89%	1.59%
STOXX Europe 50 Index	8.61%	13.21%	8.73%	4.64%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$5,453,056
Number of Portfolio Holdings	58
Portfolio Turnover Rate	565%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Country Diversification (% of Total Investments) as of 6.30.24
Geographic Region	% of Net Assets
United States	28.7%
France	16.5%
United Kingdom	12.9%
Switzerland	12.8%
Germany	9.3%
Netherlands	8.7%
Denmark	5.7%
Other	5.4%
Total Investments	100.0%
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	4.2%
Novo Nordisk A/S ADR	3.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
ASML Holding N.V. — Class G	3.3%
Nestle S.A. ADR	2.1%
AstraZeneca plc ADR	1.9%
Shell plc ADR	1.8%
Novartis AG ADR	1.7%
SAP SE ADR	1.6%
LVMH Moet Hennessy Louis Vuitton SE ADR	1.6%
Top 10 Total	25.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010418-063024

Guggenheim Investments	2

Japan 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$82	1.61%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 4.36%, outperforming the fund's benchmark, the MSCI World ex US Index, which returned 3.19% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 3.57% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The sectors that contributed the most to the return of the underlying index for the reporting period were Information Technology, Communication Services, and Financials. Those that detracted the most were Materials, Consumer Staples, and Health Care. The holdings that contributed the most to the return of the underlying index were SoftBank Group Corp., Tokyo Electron, Ltd., and Advantest Corp. Those that detracted the most were KDDI Corp., Daikin Industries Ltd., and Kyocera Corp. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Japan 2x Strategy Fund	4.36%	4.05%	2.75%	5.71%
MSCI World ex US Index	3.19%	8.30%	3.89%	1.59%
Nikkei-225 Stock Average Index	3.57%	7.02%	4.53%	5.10%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Japan 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$1,373,125
Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010419-063024

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$108	2.05%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 12.34%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned 4.48% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Japanese yen, euro, and Canadian dollar contributed the most to the return of the underlying index for the reporting period. Those that detracted the most were the British pound, Swedish krona, and Swiss franc. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Strengthening Dollar 2x Strategy Fund	12.34%	12.08%	5.13%	6.35%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
U.S. Dollar Index	4.48%	2.88%	1.95%	2.87%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$3,556,886
Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010402-063024

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$98	2.05%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (8.55%), underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned 4.48% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The Japanese yen, euro, and Canadian dollar contributed the most to the return of the underlying index for the reporting period. Those that detracted the most were the British pound, Swedish krona, and Swiss franc. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Weakening Dollar 2x Strategy Fund	-8.55%	-6.27%	-6.78%	-8.14%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
U.S. Dollar Index	4.48%	2.88%	1.95%	2.87%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The U.S. Dollar Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$578,859
Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010400-063024

Guggenheim Investments	2

Banking Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Banking Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.72%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.58%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 10.17% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, asset management & custody banks, and consumer finance. Those that detracted the most were regional banks and diversified capital markets. The holdings that contributed the most to performance were NU Holdings Limited/Cayman Islands - Class A, Citigroup, Inc., and Wells Fargo & Co. Those that detracted the most were New York Community Bancorp, Inc., Valley National Bancorp, and Columbia Banking System, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Banking Fund	2.58%	25.91%	3.68%	4.35%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Financials Index	10.17%	24.21%	10.58%	10.58%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$2,111,273
Number of Portfolio Holdings	80
Portfolio Turnover Rate	47%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Banking Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Citigroup, Inc.	4.0%
JPMorgan Chase & Co.	4.0%
Wells Fargo & Co.	4.0%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.2%
Truist Financial Corp.	3.0%
Capital One Financial Corp.	2.9%
Bank of New York Mellon Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.3%
Top 10 Total	33.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010427-063024

Guggenheim Investments	2

Basic Materials

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Basic Materials for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$85	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 0.03%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.05% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were paper & plastic packaging products, gold, and construction materials. Those that detracted the most were diversified metals & mining, steel, and specialty chemicals. The holdings that contributed the most to performance were Ecolab, Inc., Linde plc, and Kinross Gold Corp. Those that detracted the most were Vale S.A. ADR, Sigma Lithium Corp., and Albemarle Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Basic Materials Fund	0.03%	4.87%	8.73%	5.67%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Materials Index	4.05%	8.69%	10.90%	8.14%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$7,026,129
Number of Portfolio Holdings	91
Portfolio Turnover Rate	70%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Basic Materials | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Linde plc	4.6%
Freeport-McMoRan, Inc.	2.7%
Sherwin-Williams Co.	2.6%
Ecolab, Inc.	2.4%
Air Products and Chemicals, Inc.	2.3%
Newmont Corp.	2.2%
CRH plc	2.2%
Nucor Corp.	2.0%
Corteva, Inc.	2.0%
Dow, Inc.	1.9%
Top 10 Total	24.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010428-063024

Guggenheim Investments	2

Biotechnology Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Biotechnology Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.57%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 7.81% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were biotechnology, fertilizers & agricultural chemicals, and pharmaceuticals. The only industry that detracted was life sciences tools & services. The holdings that contributed the most to performance were Insmed, Inc., AbbVie, Inc., and Moderna, Inc. Those that detracted the most were Exact Sciences Corp., Pacific Biosciences of California, Inc., and Cytokinetics, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Biotechnology Fund	2.57%	10.79%	4.76%	5.59%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Health Care Index	7.81%	11.68%	11.53%	11.07%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$10,967,383
Number of Portfolio Holdings	72
Portfolio Turnover Rate	413%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Biotechnology Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
AbbVie, Inc.	8.3%
Amgen, Inc.	6.3%
Gilead Sciences, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	4.2%
Vertex Pharmaceuticals, Inc.	4.1%
Alnylam Pharmaceuticals, Inc.	3.2%
Corteva, Inc.	2.9%
Biogen, Inc.	2.7%
Moderna, Inc.	2.7%
AstraZeneca plc ADR	2.6%
Top 10 Total	41.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010380-063024

Guggenheim Investments	2

Consumer Products Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Consumer Products Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 8.98% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were household products, tobacco, and food retail. Those that detracted the most were agricultural products & services, brewers, and distillers & vintners. The holdings that contributed the most to performance were Procter & Gamble Co., Colgate-Palmolive Co., and Sprouts Farmers Market, Inc. Those that detracted the most were Estee Lauder Companies, Inc. - Class A, Brown-Forman Corp. – Class B, and Class Archer-Daniels-Midland Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Consumer Products Fund	2.52%	-1.28%	4.81%	5.19%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Consumer Staples Index	8.98%	8.15%	9.45%	8.92%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$6,615,054
Number of Portfolio Holdings	61
Portfolio Turnover Rate	467%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Consumer Products Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.6%
PepsiCo, Inc.	5.3%
Philip Morris International, Inc.	4.4%
Mondelez International, Inc. — Class A	3.3%
Colgate-Palmolive Co.	3.2%
Altria Group, Inc.	3.1%
Kimberly-Clark Corp.	2.4%
Constellation Brands, Inc. — Class A	2.3%
Monster Beverage Corp.	2.2%
Top 10 Total	38.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010381-063024

Guggenheim Investments	2

Electronics Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Electronics Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$97	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 28.49%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 28.24% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Applied Materials, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Canadian Solar, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Electronics Fund	28.49%	41.37%	29.37%	21.46%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Information Technology Index	28.24%	41.78%	27.17%	22.78%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Electronics Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$36,477,062
Number of Portfolio Holdings	54
Portfolio Turnover Rate	29%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NVIDIA Corp.	16.1%
Broadcom, Inc.	7.6%
Advanced Micro Devices, Inc.	5.0%
QUALCOMM, Inc.	4.4%
Applied Materials, Inc.	4.3%
Texas Instruments, Inc.	4.1%
Lam Research Corp.	3.7%
Intel Corp.	3.6%
Micron Technology, Inc.	3.5%
Analog Devices, Inc.	3.2%
Top 10 Total	55.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010382-063024

Guggenheim Investments	2

Energy Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Energy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 6.51%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 10.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were oil & gas storage & transportation, oil & gas exploration & production, and integrated oil & gas. Those that detracted the most were semiconductor materials & equipment, electrical components & equipment, and oil & gas drilling. The holdings that contributed the most to performance were Exxon Mobil Corp., Targa Resources Corp., and Diamondback Energy, Inc. Those that detracted the most were SolarEdge Technologies, Inc., Enphase Energy, Inc., and Sunrun, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Energy Fund	6.51%	13.27%	8.99%	-2.59%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Energy Index	10.93%	15.85%	12.96%	3.30%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$15,658,309
Number of Portfolio Holdings	85
Portfolio Turnover Rate	588%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Energy Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Exxon Mobil Corp.	7.0%
Chevron Corp.	5.0%
ConocoPhillips	3.5%
EOG Resources, Inc.	2.6%
Schlumberger N.V.	2.6%
Marathon Petroleum Corp.	2.4%
Phillips 66	2.3%
Valero Energy Corp.	2.2%
Williams Companies, Inc.	2.2%
ONEOK, Inc.	2.1%
Top 10 Total	31.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010383-063024

Guggenheim Investments	2

Energy Services Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Energy Services Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 4.60%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 10.93% for the same period.

What factors materially affected the fund's performance over the last six months?

The only industry that contributed to performance was oil & gas equipment and services. The only industry that detracted was oil & gas drilling. The holdings that contributed the most to performance were TechnipFMC plc, Weatherford International plc, and Tidewater, Inc. Those that detracted the most were Schlumberger N.V., Transocean Ltd., and Halliburton Co.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Energy Services Fund	4.60%	15.52%	0.95%	-12.59%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Energy Index	10.93%	15.85%	12.96%	3.30%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$5,775,121
Number of Portfolio Holdings	33
Portfolio Turnover Rate	127%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Energy Services Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Schlumberger N.V.	12.9%
Baker Hughes Co.	9.5%
Halliburton Co.	8.0%
NOV, Inc.	4.3%
Weatherford International plc	4.0%
ChampionX Corp.	3.9%
TechnipFMC plc	3.9%
Noble Corporation plc	3.4%
Valaris Ltd.	3.2%
Tidewater, Inc.	3.1%
Top 10 Total	56.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010384-063024

Guggenheim Investments	2

Financial Services Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Financial Services Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.07%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 10.17% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were diversified banks, property & casualty insurance, and investment banking & brokerage. Those that detracted the most were telecom tower REITs, industrial REITs, transaction & payment processing services. The holdings that contributed the most to performance were JPMorgan Chase & Co., Berkshire Hathaway, Inc. – Class B, and Nu Holdings Ltd. – Class A. Those that detracted the most were XP, Inc – Class A, StoneCo Ltd. – Class A, and New York Community Bancorp, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Financial Services Fund	5.07%	19.13%	7.49%	7.36%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Financials Index	10.17%	24.21%	10.58%	10.58%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$9,683,146
Number of Portfolio Holdings	156
Portfolio Turnover Rate	62%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Financial Services Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.7%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Blackstone, Inc. — Class A	1.3%
S&P Global, Inc.	1.3%
American Express Co.	1.2%
Top 10 Total	19.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010385-063024

Guggenheim Investments	2

Health Care Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Health Care Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$87	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 4.10%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 7.81% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were pharmaceuticals, biotechnology, and health care equipment. Those that detracted the most were health care technology, life sciences tools & services, and health care supplies. The holdings that contributed the most to performance were Eli Lilly and Co., Intuitive Surgical, Inc., and Boston Scientific Corp. Those that detracted the most were CVS Health Corp., Bristol-Myers Squibb Co., and Exact Sciences Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Health Care Fund	4.10%	7.57%	8.12%	8.31%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Health Care Index	7.81%	11.68%	11.53%	11.07%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$14,635,239
Number of Portfolio Holdings	119
Portfolio Turnover Rate	49%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Health Care Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Eli Lilly & Co.	4.3%
UnitedHealth Group, Inc.	3.4%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.7%
Merck & Company, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.2%
Abbott Laboratories	2.1%
Amgen, Inc.	2.1%
Danaher Corp.	2.0%
Intuitive Surgical, Inc.	2.0%
Top 10 Total	26.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010386-063024

Guggenheim Investments	2

Internet Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Internet Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 6.54%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 28.24% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were interactive media & services, broadline retail, and movies & entertainment. Those that detracted the most were internet services & infrastructure, application software, and real estate services. The holdings that contributed the most to performance were Meta Platforms, Inc. - Class A, Alphabet, Inc. - Class A, and Amazon.com, Inc. Those that detracted the most were Snowflake, Inc. – Class A, MongoDB, Inc. – Class A, and Workday, Inc. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Internet Fund	6.54%	20.13%	6.09%	9.36%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Information Technology Index	28.24%	41.78%	27.17%	22.78%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Internet Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$4,987,377
Number of Portfolio Holdings	81
Portfolio Turnover Rate	29%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Alphabet, Inc. — Class A	7.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc. — Class A	5.7%
Adobe, Inc.	3.9%
Netflix, Inc.	3.9%
Salesforce, Inc.	3.8%
Cisco Systems, Inc.	3.1%
Uber Technologies, Inc.	2.8%
Airbnb, Inc. — Class A	2.2%
Arista Networks, Inc.	2.1%
Top 10 Total	42.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010387-063024

Guggenheim Investments	2

Leisure Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Leisure Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$86	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.48%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 5.66% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were movies & entertainment, hotels/resorts & cruise lines, and tobacco. Those that detracted the most were cable & satellite, leisure products, and brewers. The holdings that contributed the most to performance were Netflix, Inc, Sea Ltd. ADR – Class A, and Spotify Technology S.A. Those that detracted the most were Starbucks Corp., McDonald's Corp., and Warner Bros. Discovery, Inc. – Series A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Leisure Fund	2.48%	6.19%	3.39%	5.48%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Consumer Discretionary Index	5.66%	13.08%	10.54%	12.24%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$3,514,765
Number of Portfolio Holdings	95
Portfolio Turnover Rate	43%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Leisure Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Netflix, Inc.	4.6%
McDonald's Corp.	3.6%
Walt Disney Co.	3.6%
Comcast Corp. — Class A	3.4%
Philip Morris International, Inc.	3.3%
Booking Holdings, Inc.	3.0%
Airbnb, Inc. — Class A	2.6%
Starbucks Corp.	2.4%
Chipotle Mexican Grill, Inc. — Class A	2.4%
Altria Group, Inc.	2.3%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010388-063024

Guggenheim Investments	2

Precious Metals Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Precious Metals Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$84	1.61%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 9.35%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 4.05% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were gold, silver, and copper. The only industry that detracted was precious metals & minerals. The holdings that contributed the most to performance were Freeport-McMoRan, Inc., Agnico Eagle Mines Ltd., and Anglogold Ashanti plc. Those that detracted the most were SSR Mining, Inc., Barrick Gold Corp., and Sibanye Stillwater Ltd. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Precious Metals Fund	9.35%	13.66%	9.30%	2.80%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Materials Index	4.05%	8.69%	10.90%	8.14%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$24,977,120
Number of Portfolio Holdings	37
Portfolio Turnover Rate	1,016%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Precious Metals Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Freeport-McMoRan, Inc.	10.6%
Newmont Corp.	8.8%
Agnico Eagle Mines Ltd.	7.1%
Barrick Gold Corp.	6.9%
Wheaton Precious Metals Corp.	6.1%
Kinross Gold Corp.	4.2%
Gold Fields Ltd. ADR	4.2%
Anglogold Ashanti plc	4.1%
Franco-Nevada Corp.	4.0%
Royal Gold, Inc.	3.7%
Top 10 Total	59.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010412-063024

Guggenheim Investments	2

Real Estate Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$84	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (3.16%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned (0.24%) for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were multi-family residential REITs, health care REITs, and other specialized REITs. Those that detracted the most were industrial REITs, real estate services, and telecom tower REITs. The holdings that contributed the most to performance were Iron Mountain, Inc., Welltower, Inc., and Digital Realty Trust, Inc. Those that detracted the most were Prologis, Inc., SBA Communications Corp. – Class A, and CoStar Group, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Real Estate Fund	-3.16%	4.19%	1.01%	3.22%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
MSCI U.S. REIT Index	-0.24%	7.60%	3.89%	5.83%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$4,001,890
Number of Portfolio Holdings	90
Portfolio Turnover Rate	131%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Real Estate Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Prologis, Inc.	3.6%
American Tower Corp. — Class A	3.3%
Equinix, Inc.	2.9%
Welltower, Inc.	2.8%
Digital Realty Trust, Inc.	2.5%
Simon Property Group, Inc.	2.4%
Public Storage	2.4%
Realty Income Corp.	2.4%
Crown Castle, Inc.	2.2%
Extra Space Storage, Inc.	2.0%
Top 10 Total	26.5%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010395-063024

Guggenheim Investments	2

Retailing Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Retailing Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 7.48%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 5.66% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were broadline retail, consumer staples merchandise retail, and apparel retail. Those that detracted the most were drug retail, distributors, and other specialty retail. The holdings that contributed the most to performance were Amazon.com, Inc., Costco Wholesale Corp., and Walmart, Inc. Those that detracted the most were Walgreens Boots Alliance, Inc., Five Below, Inc., and Dollar Tree, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Retailing Fund	7.48%	15.21%	9.60%	8.18%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Consumer Discretionary Index	5.66%	13.08%	10.54%	12.24%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$2,290,738
Number of Portfolio Holdings	65
Portfolio Turnover Rate	192%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Retailing Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Amazon.com, Inc.	10.8%
Costco Wholesale Corp.	4.9%
Walmart, Inc.	4.4%
Home Depot, Inc.	4.3%
TJX Companies, Inc.	4.0%
Lowe's Companies, Inc.	3.9%
Target Corp.	3.0%
O'Reilly Automotive, Inc.	2.9%
Ross Stores, Inc.	2.4%
PDD Holdings, Inc. ADR	2.3%
Top 10 Total	42.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010389-063024

Guggenheim Investments	2

Technology Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Technology Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$92	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 17.07%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 28.24% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were semiconductors, technology hardware storage & peripherals, and interactive media & services. Those that detracted the most were internet services & infrastructure, application software, and IT consulting & other services. The holdings that contributed the most to performance were NVIDIA Corp., Meta Platforms, Inc. - Class A, and Alphabet, Inc. – Class A. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Unity Software, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Technology Fund	17.07%	30.53%	17.31%	15.65%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Information Technology Index	28.24%	41.78%	27.17%	22.78%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Technology Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$24,076,579
Number of Portfolio Holdings	125
Portfolio Turnover Rate	60%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Microsoft Corp.	5.8%
Apple, Inc.	5.5%
NVIDIA Corp.	5.3%
Alphabet, Inc. — Class A	4.9%
Meta Platforms, Inc. — Class A	3.6%
Broadcom, Inc.	2.5%
Adobe, Inc.	1.7%
Salesforce, Inc.	1.7%
Advanced Micro Devices, Inc.	1.6%
Oracle Corp.	1.5%
Top 10 Total	34.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010391-063024

Guggenheim Investments	2

Telecommunications Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Telecommunications Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$84	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (2.14%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 14.08% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were integrated telecommunication services, wireless telecommunication services, and communications equipment. Those that detracted the most were cable & satellite, movies & entertainment, and alternative carriers. The holdings that contributed the most to performance were Arista Networks, Inc., AT&T, Inc., and Motorola Solutions, Inc. Those that detracted the most were Roku, Inc., Comcast Corp. – Class A, and Charter Communications, Inc. – Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Telecommunications Fund	-2.14%	1.53%	-1.28%	1.25%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Telecommunication Services Index	14.08%	24.39%	1.42%	3.30%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Telecommunications Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

Fund Statistics as of 6.30.24
Net Assets	$1,393,083
Number of Portfolio Holdings	45
Portfolio Turnover Rate	65%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Cisco Systems, Inc.	8.3%
Verizon Communications, Inc.	7.9%
Comcast Corp. — Class A	7.7%
AT&T, Inc.	7.5%
T-Mobile US, Inc.	5.8%
Arista Networks, Inc.	4.9%
Charter Communications, Inc. — Class A	4.3%
Motorola Solutions, Inc.	4.2%
Juniper Networks, Inc.	2.8%
F5, Inc.	2.6%
Top 10 Total	56.0%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010392-063024

Guggenheim Investments	2

Transportation Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Transportation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$82	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned (8.06%), underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 7.75% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were passenger airlines and passenger ground transportation. Those that detracted the most were automobile manufacturers, automotive parts & equipment, and rail transportation. The holdings that contributed the most to performance were Uber Technologies, Inc., General Motors Co., and FedEx Corp. Those that detracted the most were Tesla, Inc., NIO, Inc. ADR, and Li Auto, Inc. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Transportation Fund	-8.06%	-8.68%	6.56%	5.12%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Industrials Index	7.75%	15.53%	11.52%	10.39%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$3,147,409
Number of Portfolio Holdings	67
Portfolio Turnover Rate	36%

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Transportation Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Tesla, Inc.	9.5%
Uber Technologies, Inc.	5.0%
Union Pacific Corp.	4.7%
United Parcel Service, Inc. — Class B	4.1%
FedEx Corp.	3.6%
CSX Corp.	3.3%
Ford Motor Co.	2.9%
General Motors Co.	2.9%
Norfolk Southern Corp.	2.7%
Old Dominion Freight Line, Inc.	2.4%
Top 10 Total	41.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010393-063024

Guggenheim Investments	2

Utilities Fund

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Utilities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$88	1.71%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 7.17%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 9.44% for the same period.

What factors materially affected the fund's performance over the last six months?

The industries that contributed the most to performance were electric utilities, independent power producers & energy traders, and multi utilities. Those that detracted the most were renewable electricity and water utilities. The holdings that contributed the most to performance were Constellation Energy Corp., Vistra Corp., and NextEra Energy, Inc. Those that detracted the most were Sunnova Energy International, Inc., Xcel Energy, Inc., and Hawaiian Electric Industries, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Utilities Fund	7.17%	5.37%	2.92%	5.41%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P 500 Utilities Index	9.44%	7.82%	6.11%	8.04%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.24
Net Assets	$12,190,699
Number of Portfolio Holdings	53
Portfolio Turnover Rate	58%
*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Utilities Fund | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2024

What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NextEra Energy, Inc.	5.7%
Southern Co.	4.5%
Duke Energy Corp.	4.3%
Constellation Energy Corp.	3.8%
Sempra	3.4%
American Electric Power Company, Inc.	3.3%
Dominion Energy, Inc.	3.1%
Public Service Enterprise Group, Inc.	3.0%
Exelon Corp.	2.9%
PG&E Corp.	2.9%
Top 10 Total	36.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000010394-063024

Guggenheim Investments	2

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

6.30.2024

Rydex Variable Trust Funds Semi-Annual Financial Report

Alternatives Funds
Guggenheim Long Short Equity Fund
Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Commodities Fund
Rydex Commodities Strategy Fund

GuggenheimInvestments.com	RVALTS-SEMI-0624x1224

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT)
LONG SHORT EQUITY FUND	2
GLOBAL MANAGED FUTURES STRATEGY FUND	17
MULTI-HEDGE STRATEGIES FUND	24
COMMODITIES STRATEGY FUND	45
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	50
OTHER INFORMATION	63
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	64
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	65
ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	66
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Value
COMMON STOCKS† - 92.1%

Industrial - 16.3%
Apogee Enterprises, Inc.	3,331	$209,303
Vontier Corp.	5,246	200,397
Avnet, Inc.	3,849	198,185
Vishay Intertechnology, Inc.	8,738	194,858
International Seaways, Inc.	3,286	194,301
Acuity Brands, Inc.	795	191,945
TD SYNNEX Corp.	1,607	185,448
Caterpillar, Inc.[1]	524	174,544
Sonoco Products Co.	3,391	171,991
Mueller Industries, Inc.[1]	3,005	171,105
Teekay Corp.*	18,766	168,331
Applied Industrial Technologies, Inc.	840	162,960
Teekay Tankers Ltd. — Class A	2,187	150,488
Scorpio Tankers, Inc.	1,804	146,647
Snap-on, Inc.	561	146,640
UFP Industries, Inc.[1]	1,235	138,320
Boise Cascade Co.	1,111	132,453
A O Smith Corp.	1,578	129,049
Owens Corning	677	117,609
Berry Global Group, Inc.	1,882	110,756
Mettler-Toledo International, Inc.*	75	104,819
Kennametal, Inc.	3,653	85,991
Atkore, Inc.	632	85,276
Garmin Ltd.	520	84,718
Timken Co.	1,051	84,216
Terex Corp.	1,533	84,070
Deere & Co.[1]	223	83,320
Lindsay Corp.	666	81,838
AZZ, Inc.	1,040	80,340
Oshkosh Corp.	737	79,743
Griffon Corp.	1,223	78,101
Masco Corp.	1,140	76,004
Ardmore Shipping Corp.	3,126	70,429
Dorian LPG Ltd.	1,644	68,982
Worthington Enterprises, Inc.	999	47,283
AGCO Corp.[1]	481	47,080
Watts Water Technologies, Inc. — Class A	240	44,009
Total Industrial		4,581,549

Consumer, Non-cyclical - 15.9%
Johnson & Johnson	1,630	238,241
United Therapeutics Corp.*,1	741	236,046
Gilead Sciences, Inc.[1]	3,343	229,363
Merck & Company, Inc.[1]	1,830	226,554
Philip Morris International, Inc.	2,138	216,644
Bristol-Myers Squibb Co.[1]	5,216	216,620
Kimberly-Clark Corp.	1,552	214,487
Becton Dickinson & Co.	901	210,573
Neurocrine Biosciences, Inc.*	1,527	210,222
Colgate-Palmolive Co.[1]	1,933	187,578
Innoviva, Inc.*,1	10,987	180,187
Jazz Pharmaceuticals plc*	1,470	156,893
United Rentals, Inc.	214	138,400
Molina Healthcare, Inc.*	425	126,352
Royalty Pharma plc — Class A	4,716	124,361
Collegium Pharmaceutical, Inc.*	3,789	122,006
Zimmer Biomet Holdings, Inc.	1,111	120,577
Catalyst Pharmaceuticals, Inc.*	6,288	97,401
Amgen, Inc.	283	88,423
Stride, Inc.*	1,048	73,884
USANA Health Sciences, Inc.*	1,626	73,560
Pacira BioSciences, Inc.*	2,566	73,413
Alkermes plc*	2,868	69,119
Biogen, Inc.*,1	267	61,896
ZipRecruiter, Inc. — Class A*	6,500	59,085
Perdoceo Education Corp.[1]	2,714	58,134
Exelixis, Inc.*,1	2,499	56,152
Centene Corp.*,1	822	54,499
Heidrick & Struggles International, Inc.[1]	1,645	51,949
Organon & Co.	2,370	49,059
Eli Lilly & Co.	50	45,269
Vertex Pharmaceuticals, Inc.*	93	43,591
Inmode Ltd.*	2,376	43,338
Medtronic plc	548	43,133
Alarm.com Holdings, Inc.*	665	42,254
LiveRamp Holdings, Inc.*	1,322	40,903
Quest Diagnostics, Inc.	292	39,969
Pfizer, Inc.	1,409	39,424
Bio-Rad Laboratories, Inc. — Class A*	144	39,328
OraSure Technologies, Inc.*	8,766	37,343
Xencor, Inc.*	1,768	33,468
Total Consumer, Non-cyclical		4,469,698

Consumer, Cyclical - 13.6%
General Motors Co.[1]	4,690	217,897
Cummins, Inc.[1]	755	209,082
PACCAR, Inc.	1,946	200,321
Lear Corp.	1,702	194,386
Lennar Corp. — Class A1	1,295	194,082
MSC Industrial Direct Company, Inc. — Class A	2,445	193,913
Monarch Casino & Resort, Inc.[1]	2,789	190,014
GMS, Inc.*,1	2,291	184,678
Allison Transmission Holdings, Inc.[1]	1,991	151,117
BorgWarner, Inc.	4,388	141,469
Polaris, Inc.	1,756	137,513
Gentex Corp.[1]	3,882	130,862
KB Home[1]	1,749	122,745
Buckle, Inc.	3,133	115,733
Meritage Homes Corp.	699	113,133
Movado Group, Inc.	4,366	108,539
Steven Madden Ltd.	2,458	103,973
Las Vegas Sands Corp.	2,334	103,280
DR Horton, Inc.[1]	611	86,108
Skechers USA, Inc. — Class A*	1,235	85,363
PulteGroup, Inc.	773	85,107
Visteon Corp.*	789	84,186
M/I Homes, Inc.*	654	79,879
Carter’s, Inc.	1,250	77,463
Dillard’s, Inc. — Class A2	160	70,462
MasterCraft Boat Holdings, Inc.*,1	3,674	69,365

2 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Value
Toll Brothers, Inc.	543	$62,543
Wabash National Corp.	2,672	58,357
Dana, Inc.	4,524	54,831
Ethan Allen Interiors, Inc.[1]	1,961	54,692
Sonos, Inc.*	3,404	50,243
Golden Entertainment, Inc.[1]	1,599	49,745
Build-A-Bear Workshop, Inc. — Class A1	1,934	48,872
Total Consumer, Cyclical		3,829,953

Financial - 13.3%
MetLife, Inc.	3,012	211,412
Janus Henderson Group plc	6,241	210,384
MGIC Investment Corp.[1]	9,715	209,358
Enact Holdings, Inc.[1]	6,794	208,304
Equity Commonwealth REIT*	10,730	208,162
Loews Corp.	2,771	207,105
Essent Group Ltd.	3,623	203,576
National Storage Affiliates Trust REIT	3,848	158,614
Preferred Bank/Los Angeles CA	1,873	141,393
Synchrony Financial	2,900	136,851
Sunstone Hotel Investors, Inc. REIT	12,091	126,472
Hilltop Holdings, Inc.	3,955	123,712
Citigroup, Inc.[1]	1,870	118,670
Travelers Companies, Inc.	583	118,547
Everest Group Ltd.	286	108,972
Ally Financial, Inc.	2,698	107,030
OneMain Holdings, Inc.	2,156	104,544
Central Pacific Financial Corp.	4,797	101,696
NMI Holdings, Inc. — Class A*,1	2,900	98,716
Western Union Co.	7,717	94,302
International Bancshares Corp.[1]	1,548	88,561
Innovative Industrial Properties, Inc. REIT	781	85,301
Markel Group, Inc.*	54	85,086
Cullen/Frost Bankers, Inc.	819	83,235
Assured Guaranty Ltd.	1,069	82,473
Jackson Financial, Inc. — Class A	1,108	82,280
Enova International, Inc.*,1	1,187	73,891
Westamerica BanCorp	1,448	70,272
Affiliated Managers Group, Inc.[1]	404	63,117
SiriusPoint Ltd.*	4,264	52,021
Total Financial		3,764,057

Communications - 10.6%
Cisco Systems, Inc.[1]	4,909	233,227
AT&T, Inc.[1]	12,005	229,416
Verizon Communications, Inc.[1]	5,379	221,830
Yelp, Inc. — Class A*	5,780	213,571
T-Mobile US, Inc.	1,196	210,711
InterDigital, Inc.	1,783	207,826
Fox Corp. — Class B1	6,427	205,793
Alphabet, Inc. — Class C1	1,081	198,277
IDT Corp. — Class B1	5,237	188,113
Amazon.com, Inc.*,1	840	162,330
eBay, Inc.[1]	2,864	153,854
TEGNA, Inc.	10,818	150,803
Meta Platforms, Inc. — Class A1	235	118,492
Gogo, Inc.*,1	12,153	116,912
Spok Holdings, Inc.	7,788	115,340
Ooma, Inc.*,1	9,539	94,722
Anterix, Inc.*	2,069	81,912
Ciena Corp.*	1,530	73,715
Total Communications		2,976,844

Technology - 9.9%
Microsoft Corp.[1]	883	394,657
Apple, Inc.	1,605	338,045
NVIDIA Corp.[1]	1,844	227,808
Dropbox, Inc. — Class A*,1	9,565	214,926
Amdocs Ltd.	2,689	212,216
Zoom Video Communications, Inc. — Class A*	3,331	197,162
NetApp, Inc.	946	121,845
International Business Machines Corp.[1]	690	119,335
Qualys, Inc.*	786	112,084
Amkor Technology, Inc.	2,446	97,889
Immersion Corp.[1]	9,405	88,501
Clear Secure, Inc. — Class A	4,145	77,553
Cognizant Technology Solutions Corp. — Class A1	1,042	70,856
QUALCOMM, Inc.	355	70,709
IPG Photonics Corp.*	783	66,078
Cirrus Logic, Inc.*	488	62,298
Teradata Corp.*	1,458	50,388
Playtika Holding Corp.[1]	6,009	47,291
Adeia, Inc.[1]	4,033	45,109
Applied Materials, Inc.[1]	188	44,366
Pure Storage, Inc. — Class A*	678	43,534
DocuSign, Inc.*	789	42,211
Photronics, Inc.*	1,693	41,766
Total Technology		2,786,627

Utilities - 5.9%
ONE Gas, Inc.[1]	3,316	211,726
OGE Energy Corp.[1]	5,734	204,704
Black Hills Corp.	3,738	203,272
WEC Energy Group, Inc.	2,567	201,407
CMS Energy Corp.[1]	3,350	199,426
National Fuel Gas Co.[1]	3,663	198,498
New Jersey Resources Corp.	3,912	167,199
Avista Corp.	4,548	157,406
Otter Tail Corp.	1,286	112,641
Total Utilities		1,656,279

Energy - 5.2%
CVR Energy, Inc.[1]	7,641	204,550
PBF Energy, Inc. — Class A	4,228	194,573
Cheniere Energy, Inc.	946	165,389
HF Sinclair Corp.	2,879	153,566
Valero Energy Corp.	912	142,965
EOG Resources, Inc.[1]	1,105	139,086
Marathon Petroleum Corp.[1]	698	121,089
SandRidge Energy, Inc.	9,023	116,667
Magnolia Oil & Gas Corp. — Class A	3,674	93,099
Liberty Energy, Inc. — Class A	4,373	91,352

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Value
Par Pacific Holdings, Inc.*	1,726	$43,582
Total Energy		1,465,918

Basic Materials - 1.0%
Olin Corp.	2,000	94,300
CF Industries Holdings, Inc.[1]	1,099	81,458
Sylvamo Corp.	919	63,043
Cabot Corp.	674	61,934
Total Basic Materials		300,735

Government - 0.4%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	3,689	109,453

Total Common Stocks
(Cost $24,342,977)		25,941,113

MONEY MARKET FUND**,† - 2.2%
Invesco Treasury Obligations Portfolio, 5.15%[3]	605,101	605,101
Total Money Market Fund
(Cost $605,101)		605,101

SECURITIES LENDING COLLATERAL†,4 - 0.2%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[3]	52,860	52,860
Total Securities Lending Collateral
(Cost $52,860)		52,860

Total Investments - 94.5%
(Cost $25,000,938)		$26,599,074
Other Assets & Liabilities, net - 5.5%		1,541,432
Total Net Assets - 100.0%		$28,140,506

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	11/27/24	$14,335,439	$818,216
Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	14,335,435	488,810
						$28,670,874	$1,307,026
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.03% (Federal Funds Rate - 0.30%)	At Maturity	11/27/24	$15,971,771	$303,194
Goldman Sachs International	GS Equity Custom Basket	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	05/16/28	15,789,067	227,206
						$31,760,838	$530,400

4 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Industrial
Mueller Industries, Inc.	1,661	0.69%	$40,392
International Seaways, Inc.	1,816	0.75%	27,500
Apogee Enterprises, Inc.	1,841	0.81%	24,050
Scorpio Tankers, Inc.	997	0.57%	23,886
Teekay Tankers Ltd. — Class A	1,209	0.58%	22,207
Teekay Corp.	10,371	0.65%	21,897
Boise Cascade Co.	614	0.51%	18,768
Owens Corning	374	0.45%	18,533
Ardmore Shipping Corp.	1,728	0.27%	18,114
Snap-on, Inc.	310	0.57%	7,092
UFP Industries, Inc.	683	0.53%	4,314
TD SYNNEX Corp.	888	0.71%	3,827
Applied Industrial Technologies, Inc.	464	0.63%	3,058
Lindsay Corp.	368	0.32%	2,218
Masco Corp.	630	0.29%	1,530
AZZ, Inc.	575	0.31%	1,096
Caterpillar, Inc.	290	0.67%	347
Garmin Ltd.	288	0.33%	(260)
A O Smith Corp.	872	0.50%	(292)
Watts Water Technologies, Inc. — Class A	133	0.17%	(1,132)
Mettler-Toledo International, Inc.	41	0.40%	(1,608)
Berry Global Group, Inc.	1,040	0.43%	(2,264)
Atkore, Inc.	349	0.33%	(2,378)
Oshkosh Corp.	408	0.31%	(2,592)
Vishay Intertechnology, Inc.	4,829	0.75%	(2,840)
Deere & Co.	123	0.32%	(3,349)
Griffon Corp.	676	0.30%	(3,368)
Kennametal, Inc.	2,019	0.33%	(3,461)
Worthington Enterprises, Inc.	552	0.18%	(3,802)
Vontier Corp.	2,899	0.77%	(4,209)
AGCO Corp.	266	0.18%	(4,247)
Terex Corp.	847	0.32%	(4,504)
Timken Co.	581	0.32%	(5,564)
Acuity Brands, Inc.	439	0.74%	(5,675)
Avnet, Inc.	2,127	0.76%	(5,776)
Dorian LPG Ltd.	909	0.27%	(7,375)
Sonoco Products Co.	1,874	0.66%	(10,939)
Total Industrial			163,194

Communications
Alphabet, Inc. — Class C	598	0.77%	57,250
InterDigital, Inc.	985	0.80%	32,187
Meta Platforms, Inc. — Class A	130	0.46%	25,726
Amazon.com, Inc.	464	0.63%	24,060
AT&T, Inc.	6,634	0.88%	22,214
IDT Corp. — Class B	2,894	0.73%	21,457
Verizon Communications, Inc.	2,973	0.86%	14,998
T-Mobile US, Inc.	661	0.81%	13,212
eBay, Inc.	1,583	0.59%	5,528
Anterix, Inc.	1,144	0.32%	4,892
Yelp, Inc. — Class A	3,194	0.82%	2,397
Cisco Systems, Inc.	2,713	0.90%	2,297
Gogo, Inc.	6,716	0.45%	2,142
Ciena Corp.	846	0.28%	(355)
Fox Corp. — Class B	3,552	0.79%	(813)
Ooma, Inc.	5,272	0.37%	(1,838)
Spok Holdings, Inc.	4,304	0.44%	(1,933)
TEGNA, Inc.	5,979	0.58%	(2,601)
Total Communications			220,820

Technology
Microsoft Corp.	488	1.52%	88,481
Apple, Inc.	887	1.30%	79,549
NVIDIA Corp.	1,019	0.88%	70,562
Immersion Corp.	5,197	0.34%	13,458
NetApp, Inc.	523	0.47%	12,763
International Business Machines Corp.	382	0.46%	11,552
Applied Materials, Inc.	104	0.17%	10,683
Amkor Technology, Inc.	1,352	0.38%	10,200
Playtika Holding Corp.	3,321	0.18%	3,310
Clear Secure, Inc. — Class A	2,290	0.30%	3,056
Qualys, Inc.	434	0.43%	2,884
Cirrus Logic, Inc.	269	0.24%	2,823
Adeia, Inc.	2,229	0.17%	1,635
Pure Storage, Inc. — Class A	374	0.17%	383
DocuSign, Inc.	436	0.16%	(110)
IPG Photonics Corp.	433	0.25%	(1,044)
Cognizant Technology Solutions Corp. — Class A	576	0.27%	(1,241)
QUALCOMM, Inc.	196	0.27%	(2,477)
Dropbox, Inc. — Class A	5,286	0.83%	(3,053)
Photronics, Inc.	935	0.16%	(3,063)
Teradata Corp.	806	0.19%	(3,367)
Zoom Video Communications, Inc. — Class A	1,841	0.76%	(7,524)
Amdocs Ltd.	1,486	0.82%	(9,244)
Total Technology			280,216

Financial
MGIC Investment Corp.	5,369	0.81%	34,819
Essent Group Ltd.	2,002	0.78%	23,956
Synchrony Financial	1,602	0.53%	13,545

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
International Bancshares Corp.	855	0.34%	$11,407
Preferred Bank/Los Angeles CA	1,035	0.55%	9,112
Enact Holdings, Inc.	3,755	0.80%	7,779
Innovative Industrial Properties, Inc.	431	0.33%	7,462
NMI Holdings, Inc. — Class A	1,603	0.38%	6,829
National Storage Affiliates Trust	2,127	0.61%	6,048
Janus Henderson Group plc	3,449	0.81%	5,021
Loews Corp.	1,531	0.80%	3,484
Affiliated Managers Group, Inc.	223	0.24%	2,981
Citigroup, Inc.	1,033	0.46%	2,180
Markel Group, Inc.	30	0.33%	1,779
Sunstone Hotel Investors, Inc.	6,682	0.49%	1,731
Central Pacific Financial Corp.	2,651	0.39%	1,607
Cullen/Frost Bankers, Inc.	453	0.32%	1,100
Ally Financial, Inc.	1,491	0.41%	1,016
Hilltop Holdings, Inc.	2,185	0.48%	547
Westamerica BanCorp	800	0.27%	490
OneMain Holdings, Inc.	1,192	0.40%	447
Enova International, Inc.	656	0.28%	434
Everest Group Ltd.	158	0.42%	406
Equity Commonwealth	5,930	0.80%	206
MetLife, Inc.	1,665	0.82%	102
Jackson Financial, Inc. — Class A	612	0.32%	20
SiriusPoint Ltd.	2,357	0.20%	(134)
Western Union Co.	4,265	0.36%	(3,272)
Travelers Companies, Inc.	322	0.46%	(3,445)
Assured Guaranty Ltd.	591	0.32%	(4,300)
Total Financial			133,357

Consumer, Non-cyclical
United Therapeutics Corp.	409	0.91%	37,193
Innoviva, Inc.	6,072	0.69%	16,690
Perdoceo Education Corp.	1,500	0.22%	16,498
Merck & Company, Inc.	1,011	0.87%	16,330
Eli Lilly & Co.	28	0.18%	8,815
Amgen, Inc.	157	0.34%	5,547
Heidrick & Struggles International, Inc.	909	0.20%	4,183
Organon & Co.	1,310	0.19%	3,845
Colgate-Palmolive Co.	1,068	0.72%	3,722
Gilead Sciences, Inc.	1,848	0.88%	3,450
Vertex Pharmaceuticals, Inc.	51	0.17%	2,754
Neurocrine Biosciences, Inc.	844	0.81%	2,173
Alarm.com Holdings, Inc.	367	0.16%	2,039
Kimberly-Clark Corp.	857	0.83%	1,603
Exelixis, Inc.	1,381	0.22%	851
Pacira BioSciences, Inc.	1,418	0.28%	618
Stride, Inc.	579	0.28%	527
Catalyst Pharmaceuticals, Inc.	3,475	0.38%	58
LiveRamp Holdings, Inc.	731	0.16%	(438)
Biogen, Inc.	148	0.24%	(628)
Medtronic plc	303	0.17%	(919)
Quest Diagnostics, Inc.	161	0.15%	(921)
Pfizer, Inc.	779	0.15%	(1,137)
Becton Dickinson & Co.	498	0.81%	(1,163)
Bio-Rad Laboratories, Inc. — Class A	80	0.15%	(1,193)
United Rentals, Inc.	118	0.53%	(2,368)
Inmode Ltd.	1,313	0.17%	(2,376)
Zimmer Biomet Holdings, Inc.	614	0.46%	(2,576)
Xencor, Inc.	977	0.13%	(2,714)
OraSure Technologies, Inc.	4,845	0.14%	(2,848)
Philip Morris International, Inc.	1,182	0.84%	(2,992)
USANA Health Sciences, Inc.	898	0.28%	(3,114)
Alkermes plc	1,585	0.27%	(3,817)
Centene Corp.	454	0.21%	(3,960)
Collegium Pharmaceutical, Inc.	2,094	0.47%	(4,875)
ZipRecruiter, Inc. — Class A	3,592	0.23%	(5,276)
Johnson & Johnson	901	0.92%	(5,296)
Royalty Pharma plc — Class A	2,606	0.48%	(5,851)
Jazz Pharmaceuticals plc	812	0.60%	(7,908)
Molina Healthcare, Inc.	235	0.49%	(9,737)
Bristol-Myers Squibb Co.	2,883	0.84%	(31,575)
Total Consumer, Non-cyclical			23,214

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,100	0.58%	33,967
KB Home	967	0.47%	12,445
M/I Homes, Inc.	361	0.31%	11,950
Lennar Corp. — Class A	716	0.75%	8,468
Monarch Casino & Resort, Inc.	1,541	0.73%	3,919
General Motors Co.	2,592	0.84%	3,557
Gentex Corp.	2,145	0.50%	2,937
Build-A-Bear Workshop, Inc. — Class A	1,069	0.19%	1,211

6 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Skechers USA, Inc. — Class A	683	0.33%	$890
Las Vegas Sands Corp.	1,290	0.40%	860
Dillard’s, Inc. — Class A	88	0.27%	454
Cummins, Inc.	417	0.81%	(831)
Toll Brothers, Inc.	300	0.24%	(1,113)
Ethan Allen Interiors, Inc.	1,084	0.21%	(1,363)
Buckle, Inc.	1,731	0.45%	(1,979)
Sonos, Inc.	1,881	0.19%	(2,329)
DR Horton, Inc.	337	0.33%	(2,451)
Visteon Corp.	436	0.32%	(2,519)
Steven Madden Ltd.	1,358	0.40%	(2,955)
Golden Entertainment, Inc.	883	0.19%	(3,024)
Movado Group, Inc.	2,413	0.42%	(3,240)
Dana, Inc.	2,500	0.21%	(3,268)
PulteGroup, Inc.	427	0.33%	(3,305)
Carter’s, Inc.	691	0.30%	(4,049)
PACCAR, Inc.	1,075	0.77%	(4,155)
BorgWarner, Inc.	2,425	0.55%	(5,625)
Meritage Homes Corp.	386	0.44%	(5,678)
Wabash National Corp.	1,477	0.23%	(7,139)
Polaris, Inc.	970	0.53%	(7,571)
MasterCraft Boat Holdings, Inc.	2,031	0.27%	(7,874)
GMS, Inc.	1,266	0.71%	(10,220)
Lear Corp.	940	0.75%	(11,514)
MSC Industrial Direct Company, Inc. — Class A	1,351	0.75%	(13,706)
Total Consumer, Cyclical			(25,250)

Utilities
National Fuel Gas Co.	2,024	0.77%	6,654
OGE Energy Corp.	3,169	0.79%	6,257
Black Hills Corp.	2,065	0.78%	3,635
ONE Gas, Inc.	1,833	0.82%	2,770
Otter Tail Corp.	711	0.43%	(1,426)
New Jersey Resources Corp.	2,162	0.64%	(2,537)
Avista Corp.	2,514	0.61%	(3,741)
WEC Energy Group, Inc.	1,418	0.78%	(3,769)
CMS Energy Corp.	1,851	0.77%	(4,067)
Total Utilities			3,776

Basic Materials
Cabot Corp.	373	0.24%	(98)
Sylvamo Corp.	508	0.24%	(1,334)
CF Industries Holdings, Inc.	607	0.31%	(4,128)
Olin Corp.	1,105	0.36%	(4,927)
Total Basic Materials			(10,487)

Energy
Marathon Petroleum Corp.	386	0.47%	23,346
Cheniere Energy, Inc.	523	0.64%	11,231
EOG Resources, Inc.	610	0.54%	3,568
PBF Energy, Inc. — Class A	2,336	0.75%	2,217
Magnolia Oil & Gas Corp. — Class A	2,031	0.36%	2,122
Valero Energy Corp.	504	0.55%	1,497
HF Sinclair Corp.	1,591	0.59%	(570)
Liberty Energy, Inc. — Class A	2,417	0.35%	(2,284)
Par Pacific Holdings, Inc.	954	0.17%	(5,389)
SandRidge Energy, Inc.	4,986	0.45%	(6,095)
CVR Energy, Inc.	4,223	0.79%	(13,002)
Total Energy			16,641

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,039	0.42%	12,735
Total MS Equity Long Custom Basket			$818,216

MS EQUITY SHORT CUSTOM BASKET
Technology
Paycor HCM, Inc.	10,550	(0.80)%	84,055
Dayforce, Inc.	3,263	(1.01)%	41,195
Privia Health Group, Inc.	10,512	(1.14)%	32,239
Braze, Inc. — Class A	3,061	(0.74)%	26,999
Take-Two Interactive Software, Inc.	1,279	(1.25)%	(4,903)
ACV Auctions, Inc. — Class A	8,307	(0.95)%	(6,196)
KBR, Inc.	3,476	(1.40)%	(9,215)
Parsons Corp.	2,917	(1.49)%	(32,499)
Total Technology			131,675

Utilities
AES Corp.	10,159	(1.12)%	31,305
Middlesex Water Co.	3,997	(1.31)%	13,204
PNM Resources, Inc.	5,662	(1.31)%	(1,905)
Total Utilities			42,604

Financial
Kennedy-Wilson Holdings, Inc.	21,000	(1.28)%	90,387
Sun Communities, Inc.	1,838	(1.38)%	52,770
New York Mortgage Trust, Inc.	27,625	(1.01)%	48,460
Americold Realty Trust, Inc.	7,934	(1.27)%	45,505
PotlatchDeltic Corp.	5,068	(1.25)%	29,400
Marcus & Millichap, Inc.	7,003	(1.38)%	27,534
Cannae Holdings, Inc.	8,107	(0.92)%	19,146
Howard Hughes Holdings, Inc.	3,276	(1.33)%	15,403
Equinix, Inc.	183	(0.87)%	13,970
Terreno Realty Corp.	1,890	(0.70)%	7,615
Capitol Federal Financial, Inc.	27,857	(0.96)%	7,403

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
TFS Financial Corp.	16,785	(1.33)%	$6,475
Northern Trust Corp.	2,164	(1.14)%	337
American Tower Corp. — Class A	301	(0.37)%	(204)
Global Net Lease, Inc.	5,767	(0.27)%	(213)
Rexford Industrial Realty, Inc.	4,703	(1.31)%	(1,569)
State Street Corp.	2,890	(1.34)%	(1,577)
COPT Defense Properties	5,950	(0.93)%	(1,721)
Veris Residential, Inc.	8,937	(0.84)%	(1,729)
Air Lease Corp. — Class A	3,957	(1.18)%	(2,833)
Digital Realty Trust, Inc.	546	(0.52)%	(3,301)
Ventas, Inc.	2,347	(0.75)%	(3,318)
CBRE Group, Inc. — Class A	1,667	(0.93)%	(4,481)
Prologis, Inc.	1,215	(0.85)%	(6,618)
Redwood Trust, Inc.	27,314	(1.11)%	(8,388)
Bank of New York Mellon Corp.	3,634	(1.36)%	(9,689)
Apartment Investment and Management Co. — Class A	25,731	(1.34)%	(13,882)
Triumph Financial, Inc.	1,749	(0.90)%	(16,066)
Merchants Bancorp	2,855	(0.72)%	(16,808)
Iron Mountain, Inc.	1,756	(0.99)%	(18,494)
Elme Communities	14,141	(1.41)%	(21,134)
Welltower, Inc.	2,021	(1.32)%	(40,732)
FTAI Infrastructure, Inc.	17,451	(0.94)%	(48,796)
Total Financial			142,852

Consumer, Cyclical
Walgreens Boots Alliance, Inc.	10,644	(0.81)%	104,948
Floor & Decor Holdings, Inc. — Class A	1,121	(0.70)%	21,521
Camping World Holdings, Inc. — Class A	5,509	(0.62)%	11,783
American Airlines Group, Inc.	4,831	(0.34)%	10,159
Allegiant Travel Co. — Class A	2,468	(0.78)%	8,229
Copart, Inc.	3,969	(1.35)%	(941)
Southwest Airlines Co.	2,532	(0.45)%	(1,613)
CarMax, Inc.	2,109	(0.97)%	(4,971)
VSE Corp.	1,232	(0.68)%	(5,752)
JetBlue Airways Corp.	19,035	(0.73)%	(9,490)
Freshpet, Inc.	882	(0.71)%	(17,048)
Total Consumer, Cyclical			116,825

Consumer, Non-cyclical
Flowers Foods, Inc.	9,401	(1.31)%	13,402
Avis Budget Group, Inc.	652	(0.43)%	8,405
CBIZ, Inc.	2,848	(1.32)%	5,381
U-Haul Holding Co.	2,243	(0.87)%	5,335
Utz Brands, Inc.	4,508	(0.47)%	3,726
Dun & Bradstreet Holdings, Inc.	6,455	(0.37)%	1,997
Limoneira Co.	4,293	(0.56)%	1,247
NeoGenomics, Inc.	6,052	(0.53)%	(2,925)
RB Global, Inc.	1,674	(0.80)%	(4,253)
GXO Logistics, Inc.	3,389	(1.07)%	(5,208)
TransUnion	1,601	(0.74)%	(8,287)
Equifax, Inc.	904	(1.37)%	(8,914)
Spectrum Brands Holdings, Inc.	2,228	(1.20)%	(17,890)
Total Consumer, Non-cyclical			(7,984)

Energy
Dril-Quip, Inc.	7,250	(0.84)%	26,488
Range Resources Corp.	3,152	(0.66)%	9,438
Oceaneering International, Inc.	6,116	(0.91)%	(5,307)
Sitio Royalties Corp. — Class A	4,990	(0.74)%	(6,173)
Valaris Ltd.	3,019	(1.41)%	(17,375)
NOV, Inc.	12,452	(1.48)%	(17,756)
Antero Resources Corp.	6,378	(1.30)%	(19,931)
Bristow Group, Inc.	3,660	(0.77)%	(22,187)
Helix Energy Solutions Group, Inc.	11,261	(0.84)%	(22,380)
TechnipFMC plc	6,768	(1.11)%	(35,015)
Archrock, Inc.	6,030	(0.76)%	(38,468)
Total Energy			(148,666)

Industrial
Norfolk Southern Corp.	959	(1.29)%	25,134
Old Dominion Freight Line, Inc.	684	(0.76)%	21,151
Knight-Swift Transportation Holdings, Inc.	4,600	(1.44)%	9,984
XPO, Inc.	553	(0.37)%	9,649
Boeing Co.	689	(0.79)%	8,993
Xylem, Inc.	1,544	(1.31)%	5,580
Union Pacific Corp.	855	(1.21)%	5,245
Genco Shipping & Trading Ltd.	2,793	(0.37)%	3,497
Werner Enterprises, Inc.	3,530	(0.79)%	2,968
CSX Corp.	3,008	(0.63)%	993
NV5 Global, Inc.	756	(0.44)%	(588)
Ryder System, Inc.	417	(0.32)%	(1,415)
GATX Corp.	1,637	(1.36)%	(7,316)
Covenant Logistics Group, Inc. — Class A	2,258	(0.70)%	(7,628)
Waste Management, Inc.	1,003	(1.34)%	(10,020)
Saia, Inc.	146	(0.43)%	(10,178)
Expeditors International of Washington, Inc.	1,252	(0.98)%	(11,810)

8 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Casella Waste Systems, Inc. — Class A	2,216	(1.38)%	$(34,877)
RXO, Inc.	10,538	(1.73)%	(48,267)
Total Industrial			(38,905)

Communications
Boston Omaha Corp. — Class A	7,442	(0.63)%	12,019
Uber Technologies, Inc.	2,050	(0.93)%	(13,862)
Total Communications			(1,843)

Basic Materials
Compass Minerals International, Inc.	5,039	(0.33)%	57,641
Hecla Mining Co.	12,035	(0.37)%	14,175
Novagold Resources, Inc.	23,663	(0.51)%	13,371
Huntsman Corp.	6,761	(0.96)%	6,394
Ivanhoe Electric Incorporated / US	10,246	(0.60)%	4,995
Newmont Corp.	2,352	(0.62)%	(2,465)
Kronos Worldwide, Inc.	8,804	(0.69)%	(27,475)
Total Basic Materials			66,636
Total MS Equity Short Custom Basket			$303,194

GS EQUITY LONG CUSTOM BASKET
Industrial
Mueller Industries, Inc.	1,661	0.69%	26,564
Apogee Enterprises, Inc.	1,841	0.81%	23,998
International Seaways, Inc.	1,816	0.75%	22,454
Teekay Tankers Ltd. — Class A	1,209	0.58%	22,146
Teekay Corp.	10,371	0.65%	21,783
Owens Corning	374	0.45%	18,596
Ardmore Shipping Corp.	1,728	0.27%	17,228
Scorpio Tankers, Inc.	997	0.57%	13,775
TD SYNNEX Corp.	888	0.71%	4,113
UFP Industries, Inc.	683	0.53%	3,939
Applied Industrial Technologies, Inc.	464	0.63%	3,023
Lindsay Corp.	368	0.32%	2,288
Masco Corp.	630	0.29%	1,470
AZZ, Inc.	575	0.31%	834
Caterpillar, Inc.	290	0.67%	310
A O Smith Corp.	872	0.50%	14
Garmin Ltd.	288	0.33%	(301)
Watts Water Technologies, Inc. — Class A	133	0.17%	(1,155)
Snap-on, Inc.	310	0.57%	(1,374)
Mettler-Toledo International, Inc.	41	0.40%	(1,560)
Berry Global Group, Inc.	1,040	0.43%	(2,252)
Atkore, Inc.	349	0.33%	(2,369)
Oshkosh Corp.	408	0.31%	(2,564)
Vishay Intertechnology, Inc.	4,829	0.75%	(2,773)
Griffon Corp.	676	0.30%	(3,118)
Deere & Co.	123	0.32%	(3,357)
Kennametal, Inc.	2,019	0.33%	(3,373)
Worthington Enterprises, Inc.	552	0.18%	(3,786)
AGCO Corp.	266	0.18%	(4,255)
Vontier Corp.	2,899	0.77%	(4,264)
Terex Corp.	847	0.32%	(4,442)
Timken Co.	581	0.32%	(5,472)
Avnet, Inc.	2,127	0.76%	(5,484)
Acuity Brands, Inc.	439	0.74%	(5,656)
Dorian LPG Ltd.	909	0.27%	(7,174)
Boise Cascade Co.	614	0.51%	(9,464)
Sonoco Products Co.	1,874	0.66%	(10,880)
Total Industrial			97,462

Communications
InterDigital, Inc.	985	0.80%	31,587
AT&T, Inc.	6,634	0.88%	22,201
IDT Corp. — Class B	2,894	0.73%	21,418
Amazon.com, Inc.	464	0.63%	18,527
Verizon Communications, Inc.	2,973	0.86%	14,868
T-Mobile US, Inc.	661	0.81%	13,145
Alphabet, Inc. — Class C	598	0.77%	12,781
Meta Platforms, Inc. — Class A	130	0.46%	5,931
eBay, Inc.	1,583	0.59%	5,578
Cisco Systems, Inc.	2,713	0.90%	4,961
Anterix, Inc.	1,144	0.32%	4,775
Yelp, Inc. — Class A	3,194	0.82%	2,409
Gogo, Inc.	6,716	0.45%	1,741
Ciena Corp.	846	0.28%	(369)
Fox Corp. — Class B	3,552	0.79%	(749)
Ooma, Inc.	5,272	0.37%	(1,799)
Spok Holdings, Inc.	4,304	0.44%	(2,026)
TEGNA, Inc.	5,979	0.58%	(2,794)
Total Communications			152,185

Technology
NVIDIA Corp.	1,019	0.88%	52,868
Apple, Inc.	887	1.30%	46,924
Microsoft Corp.	488	1.52%	20,461
Immersion Corp.	5,197	0.34%	13,427
NetApp, Inc.	523	0.47%	12,866
International Business Machines Corp.	382	0.46%	11,552
Applied Materials, Inc.	104	0.17%	10,669
Amkor Technology, Inc.	1,352	0.38%	10,179
Playtika Holding Corp.	3,321	0.18%	3,378
Qualys, Inc.	434	0.43%	2,941

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Clear Secure, Inc. — Class A	2,290	0.30%	$2,842
Cirrus Logic, Inc.	269	0.24%	2,830
Adeia, Inc.	2,229	0.17%	1,642
Pure Storage, Inc. — Class A	374	0.17%	386
DocuSign, Inc.	436	0.16%	(126)
IPG Photonics Corp.	433	0.25%	(1,038)
Cognizant Technology Solutions Corp. — Class A	576	0.27%	(1,244)
QUALCOMM, Inc.	196	0.27%	(2,459)
Photronics, Inc.	935	0.16%	(2,988)
Dropbox, Inc. — Class A	5,286	0.83%	(3,078)
Teradata Corp.	806	0.19%	(3,375)
Zoom Video Communications, Inc. — Class A	1,841	0.76%	(7,658)
Amdocs Ltd.	1,486	0.82%	(9,298)
Total Technology			161,701

Financial
Synchrony Financial	1,602	0.53%	13,635
Essent Group Ltd.	2,002	0.78%	12,216
Enact Holdings, Inc.	3,755	0.80%	7,833
Preferred Bank/Los Angeles CA	1,035	0.55%	7,769
MGIC Investment Corp.	5,369	0.81%	7,660
Innovative Industrial Properties, Inc.	431	0.33%	7,506
NMI Holdings, Inc. — Class A	1,603	0.38%	6,653
International Bancshares Corp.	855	0.34%	6,511
National Storage Affiliates Trust	2,127	0.61%	6,343
Janus Henderson Group plc	3,449	0.81%	4,866
Loews Corp.	1,531	0.80%	3,418
Affiliated Managers Group, Inc.	223	0.24%	2,984
Citigroup, Inc.	1,033	0.46%	2,192
Sunstone Hotel Investors, Inc.	6,682	0.49%	1,959
Markel Group, Inc.	30	0.33%	1,799
Central Pacific Financial Corp.	2,651	0.39%	1,572
Cullen/Frost Bankers, Inc.	453	0.32%	1,145
Ally Financial, Inc.	1,491	0.41%	987
Hilltop Holdings, Inc.	2,185	0.48%	537
Westamerica BanCorp	800	0.27%	482
MetLife, Inc.	1,665	0.82%	428
Enova International, Inc.	656	0.28%	406
OneMain Holdings, Inc.	1,192	0.40%	405
Everest Group Ltd.	158	0.42%	397
Equity Commonwealth	5,930	0.80%	231
Jackson Financial, Inc. — Class A	612	0.32%	172
SiriusPoint Ltd.	2,357	0.20%	82
Western Union Co.	4,265	0.36%	(3,119)
Travelers Companies, Inc.	322	0.46%	(3,433)
Assured Guaranty Ltd.	591	0.32%	(4,382)
Total Financial			89,254

Consumer, Non-cyclical
United Therapeutics Corp.	409	0.91%	37,284
Innoviva, Inc.	6,072	0.69%	15,827
Merck & Company, Inc.	1,011	0.87%	13,674
Eli Lilly & Co.	28	0.18%	8,799
Perdoceo Education Corp.	1,500	0.22%	6,389
Amgen, Inc.	157	0.34%	5,525
Heidrick & Struggles International, Inc.	909	0.20%	4,205
Colgate-Palmolive Co.	1,068	0.72%	3,753
Organon & Co.	1,310	0.19%	3,749
Gilead Sciences, Inc.	1,848	0.88%	3,485
Vertex Pharmaceuticals, Inc.	51	0.17%	2,756
Alarm.com Holdings, Inc.	367	0.16%	2,093
Neurocrine Biosciences, Inc.	844	0.81%	1,712
Kimberly-Clark Corp.	857	0.83%	1,606
Exelixis, Inc.	1,381	0.22%	814
Stride, Inc.	579	0.28%	568
Pacira BioSciences, Inc.	1,418	0.28%	566
Catalyst Pharmaceuticals, Inc.	3,475	0.38%	(36)
LiveRamp Holdings, Inc.	731	0.16%	(523)
Biogen, Inc.	148	0.24%	(634)
Medtronic plc	303	0.17%	(915)
Quest Diagnostics, Inc.	161	0.15%	(934)
Pfizer, Inc.	779	0.15%	(1,150)
Bio-Rad Laboratories, Inc. — Class A	80	0.15%	(1,231)
Becton Dickinson & Co.	498	0.81%	(1,336)
Inmode Ltd.	1,313	0.17%	(2,378)
United Rentals, Inc.	118	0.53%	(2,404)
Zimmer Biomet Holdings, Inc.	614	0.46%	(2,572)
OraSure Technologies, Inc.	4,845	0.14%	(2,697)
Xencor, Inc.	977	0.13%	(2,832)
Philip Morris International, Inc.	1,182	0.84%	(2,983)
USANA Health Sciences, Inc.	898	0.28%	(3,213)
Alkermes plc	1,585	0.27%	(3,833)
Centene Corp.	454	0.21%	(3,975)

10 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Collegium Pharmaceutical, Inc.	2,094	0.47%	$(4,867)
Johnson & Johnson	901	0.92%	(5,308)
ZipRecruiter, Inc. — Class A	3,592	0.23%	(5,386)
Royalty Pharma plc — Class A	2,606	0.48%	(5,854)
Jazz Pharmaceuticals plc	812	0.60%	(7,889)
Molina Healthcare, Inc.	235	0.49%	(9,663)
Bristol-Myers Squibb Co.	2,883	0.84%	(15,712)
Total Consumer, Non-cyclical			24,480

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,100	0.58%	15,437
KB Home	967	0.47%	12,433
M/I Homes, Inc.	361	0.31%	11,981
Lennar Corp. — Class A	716	0.75%	8,440
Monarch Casino & Resort, Inc.	1,541	0.73%	3,787
General Motors Co.	2,592	0.84%	3,509
Gentex Corp.	2,145	0.50%	2,864
Build-A-Bear Workshop, Inc. — Class A	1,069	0.19%	1,260
Las Vegas Sands Corp.	1,290	0.40%	1,021
Skechers USA, Inc. — Class A	683	0.33%	913
Dillard’s, Inc. — Class A	88	0.27%	631
Cummins, Inc.	417	0.81%	(760)
Toll Brothers, Inc.	300	0.24%	(1,070)
Ethan Allen Interiors, Inc.	1,084	0.21%	(1,372)
Buckle, Inc.	1,731	0.45%	(1,852)
Sonos, Inc.	1,881	0.19%	(2,242)
Visteon Corp.	436	0.32%	(2,527)
DR Horton, Inc.	337	0.33%	(2,555)
Movado Group, Inc.	2,413	0.42%	(2,873)
Steven Madden Ltd.	1,358	0.40%	(2,916)
Golden Entertainment, Inc.	883	0.19%	(2,967)
Dana, Inc.	2,500	0.21%	(3,325)
PulteGroup, Inc.	427	0.33%	(3,343)
Carter’s, Inc.	691	0.30%	(4,115)
PACCAR, Inc.	1,075	0.77%	(4,121)
BorgWarner, Inc.	2,425	0.55%	(5,442)
Meritage Homes Corp.	386	0.44%	(5,601)
Wabash National Corp.	1,477	0.23%	(7,046)
Polaris, Inc.	970	0.53%	(7,678)
MasterCraft Boat Holdings, Inc.	2,031	0.27%	(7,907)
GMS, Inc.	1,266	0.71%	(10,312)
Lear Corp.	940	0.75%	(11,446)
MSC Industrial Direct Company, Inc. — Class A	1,351	0.75%	(13,359)
Total Consumer, Cyclical			(42,553)

Utilities
OGE Energy Corp.	3,169	0.79%	6,002
National Fuel Gas Co.	2,024	0.77%	5,007
Black Hills Corp.	2,065	0.78%	3,295
ONE Gas, Inc.	1,833	0.82%	2,610
Otter Tail Corp.	711	0.43%	(1,468)
New Jersey Resources Corp.	2,162	0.64%	(2,673)
WEC Energy Group, Inc.	1,418	0.78%	(3,628)
Avista Corp.	2,514	0.61%	(3,853)
CMS Energy Corp.	1,851	0.77%	(4,081)
Total Utilities			1,211

Basic Materials
Cabot Corp.	373	0.24%	(33)
Sylvamo Corp.	508	0.24%	(1,329)
CF Industries Holdings, Inc.	607	0.31%	(4,180)
Olin Corp.	1,105	0.36%	(4,938)
Total Basic Materials			(10,480)

Energy
Marathon Petroleum Corp.	386	0.47%	14,083
Cheniere Energy, Inc.	523	0.64%	11,566
EOG Resources, Inc.	610	0.54%	3,641
Magnolia Oil & Gas Corp. — Class A	2,031	0.36%	2,055
Valero Energy Corp.	504	0.55%	1,616
HF Sinclair Corp.	1,591	0.59%	(415)
PBF Energy, Inc. — Class A	2,336	0.75%	(1,895)
Liberty Energy, Inc. — Class A	2,417	0.35%	(2,469)
Par Pacific Holdings, Inc.	954	0.17%	(5,443)
SandRidge Energy, Inc.	4,986	0.45%	(6,106)
CVR Energy, Inc.	4,223	0.79%	(13,214)
Total Energy			3,419

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	2,039	0.42%	12,131
Total GS Equity Long Custom Basket			$488,810

GS EQUITY SHORT CUSTOM BASKET
Technology
Paycor HCM, Inc.	10,550	(0.85)%	77,967
Dayforce, Inc.	3,263	(1.03)%	40,913
Braze, Inc. — Class A	3,061	(0.75)%	27,188
Take-Two Interactive Software, Inc.	1,279	(1.26)%	(4,948)
ACV Auctions, Inc. — Class A	8,307	(0.96)%	(6,016)
KBR, Inc.	3,476	(1.41)%	(9,285)
Parsons Corp.	2,917	(1.51)%	(32,671)
Total Technology			93,148

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
AES Corp.	10,159	(1.13)%	$32,421
Middlesex Water Co.	3,997	(1.32)%	13,236
PNM Resources, Inc.	5,662	(1.33)%	(1,651)
Total Utilities			44,006

Financial
Kennedy-Wilson Holdings, Inc.	21,000	(1.29)%	89,755
New York Mortgage Trust, Inc.	27,625	(1.02)%	48,205
Americold Realty Trust, Inc.	7,934	(1.28)%	35,396
PotlatchDeltic Corp.	5,068	(1.26)%	29,595
Marcus & Millichap, Inc.	7,003	(1.40)%	27,392
Sun Communities, Inc.	1,838	(1.40)%	19,091
Cannae Holdings, Inc.	8,107	(0.93)%	18,995
Howard Hughes Holdings, Inc.	3,276	(1.34)%	15,223
TFS Financial Corp.	16,785	(1.34)%	8,829
Terreno Realty Corp.	1,890	(0.71)%	8,448
Capitol Federal Financial, Inc.	27,857	(0.97)%	7,379
Northern Trust Corp.	2,164	(1.15)%	303
Global Net Lease, Inc.	5,767	(0.27)%	(138)
American Tower Corp. — Class A	301	(0.37)%	(149)
State Street Corp.	2,890	(1.35)%	(1,638)
COPT Defense Properties	5,950	(0.94)%	(1,642)
Veris Residential, Inc.	8,937	(0.85)%	(1,707)
Rexford Industrial Realty, Inc.	4,703	(1.33)%	(2,081)
Ventas, Inc.	2,347	(0.76)%	(3,025)
Digital Realty Trust, Inc.	546	(0.53)%	(3,267)
Air Lease Corp. — Class A	3,957	(1.19)%	(3,526)
Equinix, Inc.	183	(0.88)%	(4,407)
CBRE Group, Inc. — Class A	1,667	(0.94)%	(4,906)
Prologis, Inc.	1,215	(0.86)%	(6,530)
Redwood Trust, Inc.	27,314	(1.12)%	(8,499)
Bank of New York Mellon Corp.	3,634	(1.38)%	(9,788)
Apartment Investment and Management Co. — Class A	25,731	(1.35)%	(13,935)
Triumph Financial, Inc.	1,749	(0.91)%	(15,779)
Merchants Bancorp	2,855	(0.73)%	(16,627)
Iron Mountain, Inc.	1,756	(1.00)%	(18,362)
Elme Communities	14,141	(1.43)%	(21,235)
Welltower, Inc.	2,021	(1.33)%	(28,531)
FTAI Infrastructure, Inc.	17,451	(0.95)%	(48,986)
Total Financial			93,853

Consumer, Cyclical
Walgreens Boots Alliance, Inc.	10,644	(0.82)%	105,175
Floor & Decor Holdings, Inc. — Class A	1,121	(0.71)%	20,762
Camping World Holdings, Inc. — Class A	5,509	(0.62)%	11,497
American Airlines Group, Inc.	4,831	(0.35)%	10,167
Allegiant Travel Co. — Class A	2,468	(0.79)%	8,038
Copart, Inc.	3,969	(1.36)%	(1,160)
Southwest Airlines Co.	2,532	(0.46)%	(1,777)
CarMax, Inc.	2,109	(0.98)%	(4,951)
VSE Corp.	1,232	(0.69)%	(5,673)
JetBlue Airways Corp.	19,035	(0.73)%	(9,612)
Freshpet, Inc.	882	(0.72)%	(16,694)
Total Consumer, Cyclical			115,772

Consumer, Non-cyclical
Flowers Foods, Inc.	9,401	(1.32)%	13,526
Utz Brands, Inc.	4,508	(0.48)%	12,576
Avis Budget Group, Inc.	652	(0.43)%	8,206
CBIZ, Inc.	2,848	(1.34)%	5,932
U-Haul Holding Co.	2,243	(0.88)%	5,558
Limoneira Co.	4,293	(0.57)%	3,516
Dun & Bradstreet Holdings, Inc.	6,455	(0.38)%	1,713
NeoGenomics, Inc.	6,052	(0.53)%	(2,861)
GXO Logistics, Inc.	3,389	(1.08)%	(4,346)
RB Global, Inc.	1,674	(0.81)%	(4,474)
TransUnion	1,601	(0.75)%	(8,417)
Equifax, Inc.	904	(1.39)%	(8,981)
Spectrum Brands Holdings, Inc.	2,228	(1.21)%	(18,131)
Total Consumer, Non-cyclical			3,817

Energy
Dril-Quip, Inc.	7,250	(0.85)%	26,353
Range Resources Corp.	3,152	(0.67)%	9,550
Oceaneering International, Inc.	6,116	(0.92)%	(5,095)
Sitio Royalties Corp. — Class A	4,990	(0.75)%	(6,208)
Valaris Ltd.	3,019	(1.42)%	(16,933)
NOV, Inc.	12,452	(1.50)%	(17,817)
Antero Resources Corp.	6,378	(1.32)%	(19,970)
Bristow Group, Inc.	3,660	(0.78)%	(22,208)
Helix Energy Solutions Group, Inc.	11,261	(0.85)%	(22,274)
TechnipFMC plc	6,768	(1.12)%	(35,022)
Archrock, Inc.	6,030	(0.77)%	(38,370)
Total Energy			(147,994)

Industrial
Norfolk Southern Corp.	959	(1.30)%	24,976

12 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Old Dominion Freight Line, Inc.	684	(0.77)%	$21,360
XPO, Inc.	553	(0.37)%	10,081
Knight-Swift Transportation Holdings, Inc.	4,600	(1.45)%	10,014
Boeing Co.	689	(0.79)%	9,037
Xylem, Inc.	1,544	(1.33)%	5,194
Union Pacific Corp.	855	(1.23)%	5,170
Genco Shipping & Trading Ltd.	2,793	(0.38)%	3,407
Werner Enterprises, Inc.	3,530	(0.80)%	2,856
CSX Corp.	3,008	(0.64)%	864
NV5 Global, Inc.	756	(0.45)%	(578)
Ryder System, Inc.	417	(0.33)%	(1,442)
GATX Corp.	1,637	(1.37)%	(7,391)
Covenant Logistics Group, Inc. — Class A	2,258	(0.70)%	(7,585)
Waste Management, Inc.	1,003	(1.36)%	(10,056)
Saia, Inc.	146	(0.44)%	(10,114)
Expeditors International of Washington, Inc.	1,252	(0.99)%	(12,220)
Casella Waste Systems, Inc. — Class A	2,216	(1.39)%	(24,556)
RXO, Inc.	10,538	(1.75)%	(48,762)
Total Industrial			(29,745)

Communications
Boston Omaha Corp. — Class A	7,442	(0.63)%	11,740
Uber Technologies, Inc.	2,050	(0.94)%	(13,770)
Total Communications			(2,030)

Basic Materials
Compass Minerals International, Inc.	5,039	(0.33)%	57,299
Novagold Resources, Inc.	23,663	(0.52)%	13,357
Hecla Mining Co.	12,035	(0.37)%	5,338
Ivanhoe Electric Incorporated / US	10,246	(0.61)%	5,284
Huntsman Corp.	6,761	(0.98)%	5,182
Newmont Corp.	2,352	(0.62)%	(2,375)
Kronos Worldwide, Inc.	8,804	(0.70)%	(27,706)
Total Basic Materials			56,379
Total GS Equity Short Custom Basket			$227,206

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2024.
[2]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[3]	Rate indicated is the 7-day yield as of June 30, 2024.
[4]	Securities lending collateral — See Note 7.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,941,113	$—	$—	$25,941,113
Money Market Fund	605,101	—	—	605,101
Securities Lending Collateral	52,860	—	—	52,860
Equity Custom Basket Swap Agreements**	—	1,837,426	—	1,837,426
Total Assets	$26,599,074	$1,837,426	$—	$28,436,500

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $52,847 of securities loaned (cost $25,000,938)	$26,599,074
Cash	1,268
Unrealized appreciation on OTC swap agreements	1,837,426
Receivables:
Fund shares sold	92,753
Dividends	21,669
Total assets	28,552,190

Liabilities:
Payable for:
Swap settlement	265,304
Return of securities lending collateral	52,860
Management fees	19,778
Transfer agent fees	11,150
Fund shares redeemed	6,232
Investor service fees	5,494
Portfolio accounting and administration fees	3,406
Trustees’ fees*	235
Miscellaneous	47,225
Total liabilities	411,684
Net assets	$28,140,506

Net assets consist of:
Paid in capital	$23,281,597
Total distributable earnings (loss)	4,858,909
Net assets	$28,140,506
Capital shares outstanding	1,496,948
Net asset value per share	$18.80

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $54)	$289,963
Income from securities lending, net	7
Total investment income	289,970

Expenses:
Management fees	122,496
Investor service fees	34,027
Transfer agent fees	42,735
Professional fees	23,293
Portfolio accounting and administration fees	21,096
Custodian fees	1,764
Trustees’ fees*	1,749
Line of credit fees	227
Miscellaneous	6,450
Total expenses	253,837
Net investment income	36,133

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,302,589
Swap agreements	(14,019)
Net realized gain	2,288,570
Net change in unrealized appreciation (depreciation) on:
Investments	(1,031,967)
Swap agreements	1,311,418
Net change in unrealized appreciation (depreciation)	279,451
Net realized and unrealized gain	2,568,021
Net increase in net assets resulting from operations	$2,604,154

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$36,133	$31,357
Net realized gain on investments	2,288,570	1,510,348
Net change in unrealized appreciation (depreciation) on investments	279,451	1,254,678
Net increase in net assets resulting from operations	2,604,154	2,796,383

Distributions to shareholders	—	(60,036)

Capital share transactions:
Proceeds from sale of shares	6,537,878	9,301,718
Distributions reinvested	—	60,036
Cost of shares redeemed	(6,563,929)	(8,913,039)
Net increase (decrease) from capital share transactions	(26,051)	448,715
Net increase in net assets	2,578,103	3,185,062

Net assets:
Beginning of period	25,562,403	22,377,341
End of period	$28,140,506	$25,562,403

Capital share activity:
Shares sold	350,011	573,241
Shares issued from reinvestment of distributions	—	3,699
Shares redeemed	(359,284)	(553,184)
Net increase (decrease) in shares	(9,273)	23,756

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$16.97	$15.09	$17.71	$14.40	$13.84	$13.19
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.02	.04	.07	.08	.09
Net gain (loss) on investments (realized and unrealized)	1.81	1.90	(2.59)	3.35	.59	.64
Total from investment operations	1.83	1.92	(2.55)	3.42	.67	.73
Less distributions from:
Net investment income	—	(.04)	(.07)	(.11)	(.11)	(.08)
Total distributions	—	(.04)	(.07)	(.11)	(.11)	(.08)
Net asset value, end of period	$18.80	$16.97	$15.09	$17.71	$14.40	$13.84

Total Return[c]	10.72%	12.75%	(14.39%)	23.80%	4.93%	5.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,141	$25,562	$22,377	$27,383	$22,969	$30,683
Ratios to average net assets:
Net investment income (loss)	0.27%	0.13%	0.23%	0.45%	0.59%	0.65%
Total expenses[d]	1.87%	1.92%	1.78%	1.60%	1.73%	1.72%
Portfolio turnover rate	170%	338%	302%	211%	160%	170%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

16 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
GLOBAL MANAGED FUTURES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 41.0%
Guggenheim Variable Insurance Strategy Fund III[1]	134,486	$3,323,139
Guggenheim Strategy Fund III[1]	89,107	2,203,614
Guggenheim Strategy Fund II1	4,552	112,211
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	72,300
Total Mutual Funds
(Cost $5,738,109)		5,711,264

	Face Amount
U.S. TREASURY BILLS†† - 17.4%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	$2,419,000	2,416,193
Total U.S. Treasury Bills
(Cost $2,416,167)		2,416,193

REPURCHASE AGREEMENTS††,4 - 41.9%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	3,262,336	3,262,336
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	2,571,968	2,571,968
Total Repurchase Agreements
(Cost $5,834,304)		5,834,304

Total Investments - 100.3%
(Cost $13,988,580)		$13,961,761
Other Assets & Liabilities, net - (0.3)%		(48,535)
Total Net Assets - 100.0%		$13,913,226

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Tokyo Stock Price Index Futures Contracts	5	Sep 2024	$880,557	$25,124
Nikkei 225 (OSE) Index Futures Contracts	2	Sep 2024	494,704	12,569
Russell 2000 Index Mini Futures Contracts	6	Sep 2024	619,920	5,783
DAX Index Futures Contracts	3	Sep 2024	1,480,312	5,657
NASDAQ-100 Index Mini Futures Contracts	4	Sep 2024	1,594,600	5,434
S&P 500 Index Mini Futures Contracts	14	Sep 2024	3,866,450	3,479
FTSE/JSE TOP 40 Index Futures Contracts††	3	Sep 2024	120,758	3,004
S&P MidCap 400 Index Mini Futures Contracts	6	Sep 2024	1,775,460	2,644
SPI 200 Index Futures Contracts	5	Sep 2024	645,097	1,136
Euro STOXX 50 Index Futures Contracts	5	Sep 2024	264,599	715
Dow Jones Industrial Average Index Mini Futures Contracts	10	Sep 2024	1,974,250	519
CBOE Volatility Index Futures Contracts	3	Sep 2024	47,460	352
OMX Stockholm 30 Index Futures Contracts††	1	Jul 2024	24,175	(716)
FTSE 100 Index Futures Contracts	5	Sep 2024	519,088	(1,398)
CBOE Volatility Index Futures Contracts	29	Aug 2024	432,970	(6,292)
			$14,740,400	$58,010
Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	5	Sep 2024	$366,125	$548
British Pound Futures Contracts	6	Sep 2024	474,300	(749)
New Zealand Dollar Futures Contracts	4	Sep 2024	243,660	(846)
			$1,084,085	$(1,047)
Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	45	Apr 2025	$989,352	$24,178
Live Cattle Futures Contracts	19	Aug 2024	1,408,090	22,731
Gasoline RBOB Futures Contracts	10	Sep 2024	960,246	21,324
LME Zinc Futures Contracts	8	Aug 2024	583,102	12,613
LME Lead Futures Contracts	11	Aug 2024	608,506	1,719
WTI Crude Futures Contracts	4	Jul 2024	326,040	300
Low Sulphur Gas Oil Futures Contracts	5	Aug 2024	391,625	(464)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
GLOBAL MANAGED FUTURES STRATEGY FUND

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Live Cattle Futures Contracts	4	Oct 2024	$295,400	$(1,414)
Coffee ‘C’ Futures Contracts	8	Sep 2024	682,950	(2,713)
Natural Gas Futures Contracts	1	Jul 2024	26,060	(4,305)
LME Primary Aluminum Futures Contracts	3	Aug 2024	188,177	(4,381)
Silver Futures Contracts	3	Sep 2024	441,225	(7,602)
Natural Gas Futures Contracts	13	Aug 2024	338,260	(19,487)
Copper Futures Contracts	7	Sep 2024	765,888	(19,760)
Cocoa Futures Contracts	2	Sep 2024	150,400	(25,996)
			$8,155,321	$(3,257)
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	1	Sep 2024	$106,523	$(71)
Euro - OATS Futures Contracts	7	Sep 2024	923,133	(4,629)
Euro - Bund Futures Contracts	8	Sep 2024	1,127,440	(5,368)
Euro - BTP Italian Government Bond Futures Contracts††	11	Sep 2024	1,358,588	(5,739)
Euro - Bobl Futures Contracts	20	Sep 2024	2,494,803	(5,948)
U.S. Treasury Long Bond Futures Contracts	4	Sep 2024	471,375	(6,960)
U.S. Treasury Ultra Long Bond Futures Contracts	4	Sep 2024	498,250	(12,481)
			$6,980,112	$(41,196)
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	40	Sep 2024	$3,145,250	$78,039
Swiss Franc Futures Contracts	13	Sep 2024	1,825,931	13,875
Euro FX Futures Contracts	23	Sep 2024	3,090,769	9,443
Australian Dollar Futures Contracts	2	Sep 2024	133,710	(231)
Mexican Peso Futures Contracts	7	Sep 2024	189,070	(1,000)
			$8,384,730	$100,126
Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts††	42	Sep 2024	$3,684,415	$34,839
U.S. Treasury 10 Year Note Futures Contracts	11	Sep 2024	1,208,453	9,364
U.S. Treasury 2 Year Note Futures Contracts	26	Sep 2024	5,309,688	6,240
Australian Government 10 Year Bond Futures Contracts	12	Sep 2024	903,242	5,443
Australian Government 3 Year Bond Futures Contracts	11	Sep 2024	772,568	4,060
Long Gilt Futures Contracts††	1	Sep 2024	123,330	508
Euro - Schatz Futures Contracts	115	Sep 2024	13,026,063	(34,442)
			$25,027,759	$26,012
Equity Futures Contracts Sold Short†
CAC 40 10 Euro Index Futures Contracts	4	Jul 2024	$321,997	$4,916
FTSE Taiwan Index Futures Contracts	9	Jul 2024	693,270	3,655
IBEX 35 Index Futures Contracts††	2	Jul 2024	233,649	1,401
CBOE Volatility Index Futures Contracts	24	Oct 2024	436,080	(1,545)
CBOE Volatility Index Futures Contracts	10	Jul 2024	140,500	(2,357)
S&P/TSX 60 IX Index Futures Contracts	5	Sep 2024	957,589	(7,398)
			$2,783,085	$(1,328)
Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	14	Sep 2024	$377,300	$26,860
Corn Futures Contracts	19	Sep 2024	388,075	14,775
Canadian Canola (WCE) Futures Contracts	37	Nov 2024	339,268	9,175
Live Cattle Futures Contracts	20	Dec 2024	1,485,600	6,774
LME Nickel Futures Contracts	1	Aug 2024	103,141	3,432
Soybean Oil Futures Contracts	25	Dec 2024	657,300	3,190
Red Spring Wheat Futures Contracts	16	Sep 2024	490,400	1,904
Cotton #2 Futures Contracts	4	Dec 2024	145,420	1,610
Soybean Meal Futures Contracts	1	Dec 2024	33,600	917
Gold 100 oz. Futures Contracts	2	Aug 2024	467,080	851
Hard Red Winter Wheat Futures Contracts	1	Sep 2024	29,363	469
Soybean Futures Contracts	9	Nov 2024	497,475	453

18 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
GLOBAL MANAGED FUTURES STRATEGY FUND

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Lean Hogs Futures Contracts	3	Aug 2024	$107,460	$415
Palladium Futures Contracts	1	Sep 2024	97,000	347
Platinum Futures Contracts	1	Oct 2024	50,485	217
SGX Iron Ore 62% Futures Contracts	18	Aug 2024	191,610	127
Euro - Mill Wheat Futures Contracts	10	Sep 2024	120,004	35
Cotton #2 Futures Contracts	12	May 2025	453,960	(39)
Cattle Feeder Futures Contracts	1	Aug 2024	129,512	(198)
Wheat Futures Contracts	31	Sep 2024	891,638	(3,066)
Brent Crude Futures Contracts	2	Jul 2024	169,880	(5,647)
Sugar #11 Futures Contracts	19	Sep 2024	432,197	(14,548)
Gasoline RBOB Futures Contracts	10	Jul 2024	1,053,822	(22,295)
Sugar #11 Futures Contracts	39	Feb 2025	900,245	(28,090)
			$9,611,835	$(2,332)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,711,264	$—	$—	$5,711,264
U.S. Treasury Bills	—	2,416,193	—	2,416,193
Repurchase Agreements	—	5,834,304	—	5,834,304
Commodity Futures Contracts**	154,416	—	—	154,416
Currency Futures Contracts**	101,905	—	—	101,905
Equity Futures Contracts**	71,983	4,405	—	76,388
Interest Rate Futures Contracts**	25,107	35,347	—	60,454
Total Assets	$6,064,675	$8,290,249	$—	$14,354,924

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$160,005	$—	$—	$160,005
Interest Rate Futures Contracts**	69,899	5,739	—	75,638
Equity Futures Contracts**	18,990	716	—	19,706
Currency Futures Contracts**	2,826	—	—	2,826
Total Liabilities	$251,720	$6,455	$—	$258,175

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
GLOBAL MANAGED FUTURES STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$111,528	$—	$—	$—	$683	$112,211	4,552	$3,144
Guggenheim Strategy Fund III	2,187,574	—	—	—	16,040	2,203,614	89,107	58,800
Guggenheim Ultra Short Duration Fund — Institutional Class	71,646	—	—	—	654	72,300	7,274	1,870
Guggenheim Variable Insurance Strategy Fund III	3,298,932	—	—	—	24,207	3,323,139	134,486	89,485
	$5,669,680	$—	$—	$—	$41,584	$5,711,264		$153,299

20 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $2,416,167)	$2,416,193
Investments in affiliated issuers, at value (cost $5,738,109)	5,711,264
Repurchase agreements, at value (cost $5,834,304)	5,834,304
Cash	555
Segregated cash with broker	2,038
Receivables:
Dividends	24,119
Fund shares sold	13,847
Interest	2,582
Other assets	91
Total assets	14,004,993

Liabilities:
Payable for:
Variation margin on futures contracts	32,623
Professional fees	14,255
Management fees	9,787
Fund shares redeemed	8,067
Transfer agent fees	6,785
Printing fees	6,351
Investor service fees	2,722
Portfolio accounting and administration fees	1,688
Trustees’ fees*	128
Miscellaneous	9,361
Total liabilities	91,767
Net assets	$13,913,226

Net assets consist of:
Paid in capital	$14,197,843
Total distributable earnings (loss)	(284,617)
Net assets	$13,913,226
Capital shares outstanding	772,966
Net asset value per share	$18.00

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$153,299
Interest	240,546
Total investment income	393,845

Expenses:
Management fees	74,946
Investor service fees	18,157
Transfer agent fees	29,046
Professional fees	14,696
Portfolio accounting and administration fees	11,257
Trustees’ fees*	1,010
Custodian fees	1,001
Miscellaneous	6,607
Total expenses	156,720
Less:
Expenses waived by Adviser	(9,562)
Net expenses	147,158
Net investment income	246,687

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1
Futures contracts	490,215
Foreign currency transactions	3,130
Net realized gain	493,346
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(290)
Investments in affiliated issuers	41,584
Futures contracts	(131,915)
Foreign currency translations	(47)
Net change in unrealized appreciation (depreciation)	(90,668)
Net realized and unrealized gain	402,678
Net increase in net assets resulting from operations	$649,365

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$246,687	$531,216
Net realized gain on investments	493,346	376,097
Net change in unrealized appreciation (depreciation) on investments	(90,668)	(352,385)
Net increase in net assets resulting from operations	649,365	554,928

Distributions to shareholders	—	(996,811)

Capital share transactions:
Proceeds from sale of shares	2,765,623	7,635,530
Distributions reinvested	—	996,811
Cost of shares redeemed	(4,000,680)	(14,732,753)
Net decrease from capital share transactions	(1,235,057)	(6,100,412)
Net decrease in net assets	(585,692)	(6,542,295)

Net assets:
Beginning of period	14,498,918	21,041,213
End of period	$13,913,226	$14,498,918

Capital share activity:
Shares sold	151,563	433,575
Shares issued from reinvestment of distributions	—	58,498
Shares redeemed	(223,132)	(844,203)
Net decrease in shares	(71,569)	(352,130)

22 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$17.17	$17.58	$16.24	$16.32	$16.64	$15.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.54	.06	(.15)	(.09)	.14
Net gain (loss) on investments (realized and unrealized)	.52	.11	1.80	.29	.51	1.15
Total from investment operations	.83	.65	1.86	.14	.42	1.29
Less distributions from:
Net investment income	—	(.65)	(.43)	—	(.65)	(.15)
Net realized gains	—	(.41)	(.09)	(.22)	(.09)	—
Total distributions	—	(1.06)	(.52)	(.22)	(.74)	(.15)
Net asset value, end of period	$18.00	$17.17	$17.58	$16.24	$16.32	$16.64

Total Return[c]	4.83%	3.80%	11.28%	0.82%	2.60%	8.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,913	$14,499	$21,041	$10,671	$13,593	$14,282
Ratios to average net assets:
Net investment income (loss)	3.40%	3.08%	0.36%	(0.87%)	(0.55%)	0.82%
Total expenses[d]	2.16%	2.14%	1.96%	1.81%	1.80%	1.81%
Net expenses[e]	2.03%	2.00%	1.85%	1.69%	1.72%	1.74%
Portfolio turnover rate	—	—	—	2%	2%	13%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 47.5%

Consumer, Non-cyclical - 13.7%
Olink Holding AB ADR*,1	39,817	$1,014,537
Amedisys, Inc.*,1	7,418	680,972
Catalent, Inc.*,1	11,735	659,859
Cerevel Therapeutics Holdings, Inc.*	13,202	539,830
Surmodics, Inc.*	10,987	461,893
Aaron’s Company, Inc.	46,260	461,675
Axonics, Inc.*	6,811	457,904
Silk Road Medical, Inc.*	12,919	349,330
Sterling Check Corp.*,1	20,795	307,766
Atrion Corp.	509	230,287
Whole Earth Brands, Inc.*	24,786	120,460
Total Consumer, Non-cyclical		5,284,513

Financial - 7.0%
National Western Life Group, Inc. — Class A1	1,459	725,036
Cambridge Bancorp	7,632	526,608
Heartland Financial USA, Inc.[1]	10,762	478,371
McGrath RentCorp[2]	3,530	376,122
AssetMark Financial Holdings, Inc.*	7,041	243,266
Discover Financial Services	1,849	241,868
Independent Bank Group, Inc.	2,604	118,534
Total Financial		2,709,805

Energy - 6.5%
Hess Corp.	4,023	593,473
ChampionX Corp.	14,837	492,737
Southwestern Energy Co.*	64,535	434,321
Marathon Oil Corp.	12,873	369,069
Equitrans Midstream Corp.[1]	19,860	257,783
Diamond Offshore Drilling, Inc.*	15,350	237,771
US Silica Holdings, Inc.*	7,671	118,517
Total Energy		2,503,671

Consumer, Cyclical - 5.5%
Capri Holdings Ltd.*,1	28,600	946,088
Hibbett, Inc.	6,843	596,778
Vizio Holding Corp. — Class A*,2	39,715	428,922
Hawaiian Holdings, Inc.*	10,628	132,106
Total Consumer, Cyclical		2,103,894

Technology - 4.4%
HashiCorp, Inc. — Class A*,1	16,300	549,147
Everbridge, Inc.*	12,275	429,502
PowerSchool Holdings, Inc. — Class A*	13,172	294,921
ANSYS, Inc.*,1	709	227,944
PlayAGS, Inc.*	16,147	185,691
Total Technology		1,687,205

Communications - 3.8%
Juniper Networks, Inc.[1]	13,046	475,657
Infinera Corp.*	55,778	339,688
Endeavor Group Holdings, Inc. — Class A1	12,499	337,848
Perficient, Inc.*	3,321	248,378
Squarespace, Inc. — Class A*	1,413	61,649
Total Communications		1,463,220

Industrial - 3.4%
Encore Wire Corp.	1,963	568,936
Overseas Shipholding Group, Inc. — Class A	44,557	377,843
Stericycle, Inc.*	6,181	359,302
Total Industrial		1,306,081

Utilities - 1.9%
Atlantica Sustainable Infrastructure plc	16,454	361,165
ALLETE, Inc.[1]	5,779	360,321
Total Utilities		721,486

Basic Materials - 1.3%
Haynes International, Inc.[1]	8,864	520,317

Total Common Stocks
(Cost $18,738,752)		18,300,192

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.*	5,897	—
Johnson & Johnson*	1,553	—
Novartis AG*	4,974	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $1,940)		—

MUTUAL FUNDS† - 17.6%
Guggenheim Strategy Fund III[3]	99,249	2,454,425
Guggenheim Variable Insurance Strategy Fund III[3]	86,555	2,138,776
Guggenheim Strategy Fund II3	67,185	1,656,106
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	54,685	543,567
Total Mutual Funds
(Cost $6,865,317)		6,792,874

CLOSED-END MUTUAL FUNDS***,† - 7.2%
abrdn Life Sciences Investors	5,333	75,601
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	7,002	74,081
abrdn Total Dynamic Dividend Fund	8,769	73,747
BlackRock Enhanced Global Dividend Trust	6,946	73,697
Western Asset Inflation-Linked Opportunities & Income Fund	8,402	71,501
General American Investors Company, Inc.	1,418	70,503
Allspring Global Dividend Opportunity Fund	14,370	69,838
Gabelli Dividend & Income Trust	3,027	68,743
SRH Total Return Fund, Inc.	4,691	68,254
Virtus Total Return Fund, Inc.	12,487	68,117
BlackRock Enhanced International Dividend Trust	11,811	65,905

24 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
abrdn Emerging Markets Equity Income Fund, Inc.	11,574	$61,122
BNY Mellon Strategic Municipals, Inc.	9,391	57,473
Clough Global Equity Fund	7,721	53,854
abrdn Healthcare Investors	2,933	51,210
Nuveen Quality Municipal Income Fund	4,323	50,752
Ellsworth Growth and Income Fund Ltd.	4,781	39,395
BNY Mellon Strategic Municipal Bond Fund, Inc.	6,443	38,271
abrdn Global Dynamic Dividend Fund	3,880	37,869
Bancroft Fund Ltd.	2,408	37,733
Neuberger Berman Municipal Fund, Inc.	3,361	35,895
Gabelli Healthcare & WellnessRx Trust	3,717	35,609
Invesco Dynamic Credit Opportunities Fund	2,822	31,073
abrdn National Municipal Income Fund	2,891	30,529
Adams Diversified Equity Fund, Inc.	1,320	28,367
GAMCO Natural Resources Gold & Income Trust	5,060	27,779
Mexico Fund, Inc.	1,615	25,840
abrdn Japan Equity Fund, Inc.	3,786	22,224
Nuveen Virginia Quality Municipal Income Fund[2]	1,931	22,207
Nuveen AMT-Free Municipal Credit Income Fund	1,444	17,992
Nuveen AMT-Free Quality Municipal Income Fund	1,567	17,958
New Germany Fund, Inc.	2,169	17,645
Templeton Emerging Markets Fund/United States	1,273	15,734
Nuveen California Quality Municipal Income Fund	1,348	15,542
Nuveen Pennsylvania Quality Municipal Income Fund	1,229	14,994
Swiss Helvetia Fund, Inc.	1,820	14,687
John Hancock Hedged Equity & Income Fund	1,379	14,328
Voya Emerging Markets High Dividend Equity Fund	2,481	13,348
Nuveen Arizona Quality Municipal Income Fund	1,085	12,109
Allspring Utilities and High Income Fund	1,194	11,725
Voya Asia Pacific High Dividend Equity Income Fund	1,736	11,006
abrdn Healthcare Opportunities Fund	536	10,924
Herzfeld Caribbean Basin Fund, Inc.	4,523	10,629
European Equity Fund, Inc.	1,045	9,386
Nuveen NASDAQ 100 Dynamic Overwrite Fund	350	8,778
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	642	8,776
Nuveen Real Asset Income and Growth Fund	717	8,726
Nuveen California AMT-Free Quality Municipal Income Fund	697	8,719
Nuveen Municipal High Income Opportunity Fund	806	8,697
Invesco Value Municipal Income Trust	703	8,675
Western Asset Managed Municipals Fund, Inc.	838	8,673
BlackRock Taxable Municipal Bond Trust	529	8,649
Nuveen S&P 500 Buy-Write Income Fund	640	8,640
Invesco Municipal Opportunity Trust	857	8,639
BlackRock Enhanced Capital and Income Fund, Inc.	432	8,636
John Hancock Premium Dividend Fund	733	8,635
Invesco Advantage Municipal Income Trust II	973	8,631
Nuveen New York AMT-Free Quality Municipal Income Fund	778	8,628
BlackRock Health Sciences Trust	211	8,619
BlackRock MuniYield Quality Fund, Inc.	701	8,608
Cohen & Steers Quality Income Realty Fund, Inc.	737	8,608
Nuveen Municipal Credit Income Fund	697	8,608
BlackRock MuniYield Fund, Inc.	793	8,604
PGIM High Yield Bond Fund, Inc.	668	8,604
BlackRock MuniHoldings California Quality Fund, Inc.	775	8,603
Eaton Vance Municipal Bond Fund	812	8,591
Eaton Vance Tax-Advantaged Global Dividend Income Fund	461	8,579
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	580	8,578
BlackRock Municipal Income Fund, Inc.[2]	695	8,576
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	1,037	8,576
Nuveen Municipal Value Fund, Inc.	993	8,570
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,014	8,568
BlackRock MuniYield Quality Fund III, Inc.	766	8,564
Western Asset High Income Opportunity Fund, Inc.	2,241	8,538
CBRE Global Real Estate Income Fund	1,694	8,538
Eaton Vance Risk-Managed Diversified Equity Income Fund	970	8,517
BlackRock Municipal 2030 Target Term Trust	410	8,516
Franklin Limited Duration Income Trust	1,342	8,508
Blackstone Strategic Credit Fund[2]	711	8,454
Invesco Trust for Investment Grade Municipals	823	8,452
BlackRock MuniHoldings Fund, Inc.	699	8,451
PGIM Global High Yield Fund, Inc.	711	8,447
BlackRock Enhanced Equity Dividend Trust	1,032	8,431
Eaton Vance Tax-Advantaged Dividend Income Fund	362	8,431
Western Asset Emerging Markets Debt Fund, Inc.	904	8,416
Invesco Quality Municipal Income Trust	848	8,412

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
John Hancock Tax-Advantaged Dividend Income Fund	416	$8,407
Invesco Municipal Trust	844	8,406
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	737	8,394
Nuveen Floating Rate Income Fund	970	8,390
Duff & Phelps Utility and Infrastructure Fund, Inc.	850	8,356
Nuveen Taxable Municipal Income Fund	519	8,050
Nuveen Dow 30sm Dynamic Overwrite Fund[2]	568	7,958
Gabelli Global Small and Mid Capital Value Trust	701	7,914
Allspring Income Opportunities	1,151	7,620
Invesco California Value Municipal Income Trust	714	7,440
BlackRock MuniYield New York Quality Fund, Inc.	708	7,413
Nuveen New Jersey Quality Municipal Income Fund	601	7,338
DWS Municipal Income Trust	773	7,320
Nuveen New York Quality Municipal Income Fund	637	7,166
PIMCO Municipal Income Fund III	904	7,124
BlackRock California Municipal Income Trust	590	7,062
BlackRock MuniVest Fund, Inc.	979	7,019
Eaton Vance Tax-Managed Buy-Write Income Fund	497	7,018
Putnam Municipal Opportunities Trust	682	6,997
LMP Capital and Income Fund, Inc.	452	6,997
BlackRock Municipal Income Trust	683	6,973
BlackRock MuniHoldings Quality Fund II, Inc.	676	6,895
Pioneer High Income Fund, Inc.	914	6,873
Allspring Multi-Sector Income Fund	753	6,762
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	262	6,681
BlackRock Municipal Income Quality Trust	575	6,590
MFS Intermediate Income Trust	2,469	6,568
Putnam Managed Municipal Income Trust	1,052	6,522
Nuveen Real Estate Income Fund	850	6,494
Eaton Vance National Municipal Opportunities Trust	383	6,450
Nuveen S&P 500 Dynamic Overwrite Fund	394	6,434
BlackRock MuniYield Quality Fund II, Inc.	624	6,421
Federated Hermes Premier Municipal Income Fund	560	6,401
Pioneer Municipal High Income Fund Trust	697	6,371
BlackRock MuniYield Michigan Quality Fund, Inc.	548	6,269
PIMCO California Municipal Income Fund	659	6,208
BNY Mellon Municipal Income, Inc.	860	6,183
Invesco Trust for Investment Grade New York Municipals	550	6,182
Nuveen California Municipal Value Fund, Inc.	713	6,182
Invesco Pennsylvania Value Municipal Income Trust	568	6,169
Templeton Emerging Markets Income Fund	1,148	6,119
Pioneer Municipal High Income Advantage Fund, Inc.	742	6,092
MFS Municipal Income Trust	1,114	6,082
BlackRock MuniVest Fund II, Inc.	546	6,033
BlackRock MuniHoldings New York Quality Fund, Inc.	558	6,004
PIMCO California Municipal Income Fund III	836	6,002
BlackRock New York Municipal Income Trust	560	5,998
MFS Charter Income Trust	941	5,900
Flaherty & Crumrine Total Return Fund, Inc.	377	5,859
PIMCO California Municipal Income Fund II	1,000	5,850
Western Asset Intermediate Muni Fund, Inc.	737	5,793
MFS Multimarket Income Trust	1,211	5,667
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	666	5,641
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	681	5,625
John Hancock Income Securities Trust	507	5,526
Flaherty & Crumrine Preferred & Income Fund, Inc.	527	5,502
MFS Government Markets Income Trust	1,763	5,412
Nuveen New York Municipal Value Fund	650	5,389
Pioneer Diversified High Income Fund, Inc.	460	5,372
Nuveen California Select Tax-Free Income Portfolio	412	5,340
Tortoise Power and Energy Infrastructure Fund, Inc.	337	5,321
Franklin Universal Trust	781	5,319
abrdn Australia Equity Fund, Inc.	1,221	5,287
Nuveen Minnesota Quality Municipal Income Fund	465	5,278
MFS Investment Grade Municipal Trust	667	5,269
MFS High Yield Municipal Trust	1,531	5,251
MFS High Income Municipal Trust	1,409	5,227
Eaton Vance New York Municipal Bond Fund	530	5,226
PIMCO New York Municipal Income Fund II	704	5,216
Nuveen Massachusetts Quality Municipal Income Fund	468	5,199
DTF Tax-Free Income 2028 Term Fund, Inc.	474	5,195
Principal Real Estate Income Fund	508	5,187
Nuveen Select Maturities Municipal Fund	571	5,162
Western Asset Inflation-Linked Income Fund	644	5,158
Western Asset Investment Grade Income Fund, Inc.	427	5,158
Invesco High Income Trust II	482	5,095

26 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
PIMCO New York Municipal Income Fund	646	$5,055
Sprott Focus Trust, Inc.	661	4,951
MFS Intermediate High Income Fund	2,884	4,888
BlackRock MuniYield Pennsylvania Quality Fund	383	4,883
Nuveen New York Select Tax-Free Income Portfolio	416	4,867
Nuveen Municipal Income Fund, Inc.	492	4,824
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,427	4,802
First Trust Enhanced Equity Income Fund	240	4,781
First Trust Intermediate Duration Preferred & Income Fund[2]	257	4,721
Eaton Vance Municipal Income Trust	456	4,720
AllianceBernstein National Municipal Income Fund, Inc.	424	4,711
Eaton Vance California Municipal Income Trust[2]	432	4,700
Source Capital, Inc.	106	4,692
Morgan Stanley Emerging Markets Debt Fund, Inc.	636	4,668
Insight Select Income Fund	286	4,667
BlackRock Enhanced Government Fund, Inc.	499	4,661
TCW Strategic Income Fund, Inc.	983	4,659
Liberty All Star Growth Fund, Inc.	870	4,646
Lazard Global Total Return and Income Fund, Inc.	278	4,632
Nuveen Global High Income Fund	362	4,630
Western Asset High Yield Defined Opportunity Fund, Inc.	397	4,605
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	616	4,602
First Trust Specialty Finance and Financial Opportunities Fund	1,182	4,598
Voya Global Advantage and Premium Opportunity Fund	518	4,584
Tri-Continental Corp.	148	4,584
Nuveen Credit Strategies Income Fund	817	4,534
BNY Mellon High Yield Strategies Fund[2]	1,880	4,531
Eaton Vance Limited Duration Income Fund	464	4,519
Credit Suisse High Yield Bond Fund	2,220	4,484
Virtus Convertible & Income Fund	1,355	4,431
Voya Infrastructure Industrials and Materials Fund	432	4,419
Royce Small-Capital Trust, Inc.	305	4,413
Royce Global Trust, Inc.	396	4,404
Virtus Convertible & Income Fund II	1,508	4,403
First Trust Senior Floating Rate Income Fund II	435	4,385
Gabelli Global Utility & Income Trust	316	4,380
Royce Micro-Capital Trust, Inc.	470	4,319
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	502	4,016
Aberdeen Asia-Pacific Income Fund, Inc.	1,482	3,972
First Trust Mortgage Income Fund	332	3,961
Nuveen Missouri Quality Municipal Income Fund	379	3,923
Nuveen Preferred & Income Opportunities Fund	524	3,914
BlackRock Resources & Commodities Strategy Trust	425	3,906
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	196	3,900
Highland Opportunities and Income Fund	612	3,825
BlackRock Municipal Income Trust II	288	3,113
Nuveen Multi-Asset Income Fund	235	2,902
BlackRock Energy and Resources Trust	217	2,869
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	144	2,765
Barings Global Short Duration High Yield Fund	188	2,717
Saba Capital Income & Opportunities Fund	367	2,584
Clough Global Opportunities Fund	466	2,507
BlackRock Virginia Municipal Bond Trust	182	2,018
Nuveen Multi-Market Income Fund	330	1,970
Putnam Premier Income Trust	532	1,905
Western Asset Municipal High Income Fund, Inc.	236	1,600
Cohen & Steers Select Preferred and Income Fund, Inc.	73	1,444
Western Asset Premier Bond Fund	136	1,427
Highland Global Allocation Fund	175	1,318
PIMCO New York Municipal Income Fund III	155	915
RiverNorth Capital and Income Fund	56	860
New America High Income Fund, Inc.	117	858
Special Opportunities Fund, Inc.	62	811
Clough Global Dividend and Income Fund	141	804
Nuveen Mortgage and Income Fund	40	721
High Income Securities Fund	96	671
Putnam Master Intermediate Income Trust	174	561
Nuveen Intermediate Duration Municipal Term Fund Liquidating Trust*	403	—
Total Closed-End Mutual Funds
(Cost $2,547,187)		2,756,546

	Face Amount
U.S. TREASURY BILLS†† - 19.1%
U.S. Treasury Bills
5.18% due 07/09/24[4,5]	$3,189,000	3,185,299
5.17% due 07/25/24[1,5]	2,400,000	2,391,624
5.26% due 07/25/24[1,5]	1,800,000	1,793,718
Total U.S. Treasury Bills
(Cost $7,370,528)		7,370,641

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 2.4%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$509,796	$509,796
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	401,914	401,914
Total Repurchase Agreements
(Cost $911,710)		911,710

	Shares
SECURITIES LENDING COLLATERAL†,7 - 1.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[8]	632,157	632,157
Total Securities Lending Collateral
(Cost $632,157)		632,157

Total Investments - 95.4%
(Cost $37,067,591)		36,764,120

COMMON STOCKS SOLD SHORT† - (11.2)%
Communications - (0.3)%
Nokia Oyj ADR	29,869	(112,905)

Technology - (0.4)%
Synopsys, Inc.*	245	(145,790)

Consumer, Non-cyclical - (0.6)%
First Advantage Corp.	5,694	(91,503)
WillScot Mobile Mini Holdings Corp.*	3,983	(149,920)
Total Consumer, Non-cyclical		(241,423)

Financial - (3.6)%
SouthState Corp.	1,562	(119,368)
Capital One Financial Corp.	1,885	(260,978)
UMB Financial Corp.	5,919	(493,763)
Eastern Bankshares, Inc.	37,824	(528,780)
Total Financial		(1,402,889)

Energy - (6.3)%
Noble Corporation plc	3,555	(158,731)
Equities Corp.	6,959	(257,344)
ConocoPhillips	3,283	(375,510)
Chesapeake Energy Corp.	5,595	(459,853)
Schlumberger N.V.	10,905	(514,498)
Chevron Corp.	4,124	(645,076)
Total Energy		(2,411,012)

Total Common Stocks Sold Short
(Proceeds $4,240,911)		(4,314,019)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (6.7)%
Financial Select Sector SPDR Fund	31	(1,274)
iShares Mortgage Real Estate ETF	58	(1,285)
Energy Select Sector SPDR Fund	17	(1,550)
iShares MBS ETF	18	(1,653)
VanEck Gold Miners ETF	101	(3,427)
iShares Agency Bond ETF	48	(5,166)
SPDR Gold Shares — Class D*	26	(5,590)
iShares Latin America 40 ETF	553	(13,692)
Materials Select Sector SPDR Fund	156	(13,776)
iShares JP Morgan USD Emerging Markets Bond ETF	164	(14,511)
Utilities Select Sector SPDR Fund	246	(16,762)
iShares MSCI All Country Asia ex Japan ETF	264	(19,003)
iShares Preferred & Income Securities ETF	624	(19,687)
iShares U.S. Real Estate ETF	225	(19,742)
iShares Floating Rate Bond ETF	419	(21,407)
iShares 7-10 Year Treasury Bond ETF	263	(24,630)
iShares iBoxx $ Investment Grade Corporate Bond ETF	289	(30,958)
iShares Core High Dividend ETF	295	(32,066)
Invesco Senior Loan ETF	1,831	(38,524)
SPDR S&P Biotech ETF	445	(41,256)
Schwab U.S. Aggregate Bond ETF	910	(41,478)
iShares Russell 1000 Growth ETF	123	(44,835)
iShares MSCI Emerging Markets ETF	1,524	(64,907)
iShares Russell 2000 Index ETF	322	(65,331)
VanEck High Yield Muni ETF	1,437	(74,221)
iShares TIPS Bond ETF	722	(77,095)
SPDR Bloomberg Convertible Securities ETF	1,279	(92,165)
Health Care Select Sector SPDR Fund	649	(94,592)
iShares iBoxx High Yield Corporate Bond ETF	1,791	(138,158)
iShares Russell 1000 Value ETF	1,211	(211,283)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	8,323	(211,737)
SPDR S&P 500 ETF Trust	397	(216,055)
iShares National Muni Bond ETF	2,155	(229,615)
iShares MSCI EAFE ETF	4,272	(334,626)
SPDR Nuveen Bloomberg Municipal Bond ETF	7,551	(345,458)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,612,747)		(2,567,515)

Total Securities Sold Short - (17.9)%
(Proceeds $6,853,658)		$(6,881,534)
Other Assets & Liabilities, net - 22.5%		8,669,233
Total Net Assets - 100.0%		$38,551,819

28 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	201	Apr 2025	$4,419,106	$231,823
Gasoline RBOB Futures Contracts	46	Sep 2024	4,417,132	191,151
Live Cattle Futures Contracts	61	Aug 2024	4,520,710	46,832
WTI Crude Futures Contracts	8	Jul 2024	652,080	26,860
Low Sulphur Gas Oil Futures Contracts	7	Aug 2024	548,275	23,963
Brent Crude Futures Contracts	8	Jul 2024	679,520	22,307
NY Harbor ULSD Futures Contracts	3	Jul 2024	319,939	10,564
Sugar #11 Futures Contracts	7	Sep 2024	159,230	6,401
Coffee ‘C’ Futures Contracts	6	Sep 2024	512,213	6,281
LME Zinc Futures Contracts	3	Aug 2024	218,663	4,469
Cotton #2 Futures Contracts	26	Dec 2024	945,230	549
LME Lead Futures Contracts	4	Aug 2024	221,275	(780)
Soybean Meal Futures Contracts	7	Dec 2024	235,200	(1,702)
Silver Futures Contracts	1	Sep 2024	147,075	(5,883)
Copper Futures Contracts	2	Sep 2024	218,825	(9,146)
Live Cattle Futures Contracts	17	Oct 2024	1,255,450	(10,254)
LME Primary Aluminum Futures Contracts	4	Aug 2024	250,903	(10,617)
Gold 100 oz. Futures Contracts	2	Aug 2024	467,080	(16,446)
Cocoa Futures Contracts	2	Sep 2024	150,400	(46,666)
Natural Gas Futures Contracts	60	Aug 2024	1,561,200	(270,453)
			$21,899,506	$199,253

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	47	Sep 2024	$6,623,711	$67,672
Euro - BTP Italian Government Bond Futures Contracts††	39	Sep 2024	4,816,811	(24,207)
Euro - OATS Futures Contracts	107	Sep 2024	14,110,747	(80,871)
			$25,551,269	$(37,406)
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	16	Sep 2024	$1,653,120	$9,777
Tokyo Stock Price Index Futures Contracts	2	Sep 2024	352,223	8,654
Nikkei 225 (OSE) Index Futures Contracts	1	Sep 2024	247,352	6,285
CBOE Volatility Index Futures Contracts	29	Sep 2024	458,780	2,922
FTSE MIB Index Futures Contracts	1	Sep 2024	179,069	2,839
DAX Index Futures Contracts	1	Sep 2024	493,437	1,547
Dow Jones Industrial Average Index Mini Futures Contracts	13	Sep 2024	2,566,525	1,043
S&P 500 Index Mini Futures Contracts	10	Sep 2024	2,761,750	862
NASDAQ-100 Index Mini Futures Contracts	5	Sep 2024	1,993,250	565
IBEX 35 Index Futures Contracts††	2	Jul 2024	233,649	24
Euro STOXX 50 Index Futures Contracts	3	Sep 2024	158,759	(479)
S&P/TSX 60 IX Index Futures Contracts	1	Sep 2024	191,518	(525)
CAC 40 10 Euro Index Futures Contracts	2	Jul 2024	160,999	(911)
SPI 200 Index Futures Contracts	3	Sep 2024	387,058	(1,997)
FTSE 100 Index Futures Contracts	5	Sep 2024	519,088	(4,258)
OMX Stockholm 30 Index Futures Contracts††	13	Jul 2024	314,277	(8,665)
CBOE Volatility Index Futures Contracts	253	Aug 2024	3,777,290	(56,251)
			$16,448,144	$(38,568)
Currency Futures Contracts Purchased†
New Zealand Dollar Futures Contracts	84	Sep 2024	$5,116,860	$(17,938)
British Pound Futures Contracts	65	Sep 2024	5,138,250	(29,505)
Japanese Yen Futures Contracts	34	Sep 2024	2,673,463	(65,924)
			$12,928,573	$(113,367)
Interest Rate Futures Contracts Sold Short†
Australian Government 10 Year Bond Futures Contracts	130	Sep 2024	$9,785,124	$52,980
Long Gilt Futures Contracts††	35	Sep 2024	4,316,541	17,988

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (Concluded)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short† (continued)
U.S. Treasury Ultra Long Bond Futures Contracts	4	Sep 2024	$498,250	$3,003
U.S. Treasury Long Bond Futures Contracts	5	Sep 2024	589,219	2,179
Canadian Government 10 Year Bond Futures Contracts††	31	Sep 2024	2,719,449	1,588
Euro - 30 year Bond Futures Contracts	1	Sep 2024	139,205	360
U.S. Treasury 10 Year Note Futures Contracts	126	Sep 2024	13,842,281	(18,181)
			$31,890,069	$59,917
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	94	Sep 2024	$13,202,888	$59,068
Euro FX Futures Contracts	21	Sep 2024	2,822,006	12,799
Canadian Dollar Futures Contracts	18	Sep 2024	1,318,050	(6,479)
Australian Dollar Futures Contracts	24	Sep 2024	1,604,520	(16,939)
			$18,947,464	$48,449
Commodity Futures Contracts Sold Short†
Natural Gas Futures Contracts	63	Sep 2024	$1,697,850	$277,675
Corn Futures Contracts	37	Sep 2024	755,725	66,294
Live Cattle Futures Contracts	90	Dec 2024	6,685,200	48,905
Soybean Futures Contracts	16	Nov 2024	884,400	30,625
Hard Red Winter Wheat Futures Contracts	10	Sep 2024	293,625	25,581
Natural Gas Futures Contracts	8	Jul 2024	208,480	20,003
Wheat Futures Contracts	11	Sep 2024	316,388	19,553
Soybean Oil Futures Contracts	27	Dec 2024	709,884	(2,839)
Cotton #2 Futures Contracts	55	May 2025	2,080,650	(12,580)
Cattle Feeder Futures Contracts	7	Aug 2024	906,587	(14,727)
Lean Hogs Futures Contracts	14	Aug 2024	501,480	(15,724)
Gasoline RBOB Futures Contracts	33	Jul 2024	3,477,613	(173,673)
Sugar #11 Futures Contracts	174	Feb 2025	4,016,477	(258,238)
			$22,534,359	$10,855
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	207	Oct 2024	$3,761,190	$(10,156)
CBOE Volatility Index Futures Contracts	89	Jul 2024	1,250,450	(20,998)
			$5,011,640	$(31,154)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$7,729,594	$617,117
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/17/28	7,486,080	415,955
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	8,347,882	261,661
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	8,347,875	230,635
						$31,911,431	$1,525,368

30 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

Custom Basket Swap Agreements (Concluded)
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/16/28	$5,544,833	$177,977
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	08/31/28	5,624,023	169,210
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/16/28	7,664,336	135,790
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	08/31/28	7,757,174	(311,970)
						$26,590,366	$171,007

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Industrial
Mueller Industries, Inc.	1,474	1.01%	$24,878
Teekay Corp.	8,634	0.93%	21,144
Teekay Tankers Ltd. — Class A	1,050	0.87%	19,639
International Seaways, Inc.	1,340	0.95%	19,368
Apogee Enterprises, Inc.	1,360	1.02%	16,569
Owens Corning	327	0.68%	15,761
Scorpio Tankers, Inc.	770	0.75%	15,462
Ardmore Shipping Corp.	985	0.27%	9,939
Argan, Inc.	327	0.29%	9,482
TD SYNNEX Corp.	657	0.91%	6,401
Boise Cascade Co.	571	0.82%	2,830
Lindsay Corp.	199	0.29%	1,750
Caterpillar, Inc.	221	0.88%	990
AZZ, Inc.	348	0.32%	662
UFP Industries, Inc.	558	0.75%	566
Mettler-Toledo International, Inc.	15	0.25%	(588)
Terex Corp.	779	0.51%	(718)
Snap-on, Inc.	235	0.74%	(1,058)
Kennametal, Inc.	728	0.21%	(1,248)
Vishay Intertechnology, Inc.	3,660	0.98%	(1,670)
Masterbrand, Inc.	1,177	0.21%	(2,837)
Atkore, Inc.	321	0.52%	(3,079)
Vontier Corp.	2,145	0.98%	(3,114)
Griffon Corp.	631	0.48%	(3,144)
Acuity Brands, Inc.	299	0.86%	(3,888)
Avnet, Inc.	1,570	0.97%	(4,263)
AGCO Corp.	313	0.37%	(5,221)
Dorian LPG Ltd.	645	0.32%	(5,233)
Sonoco Products Co.	1,383	0.84%	$(8,074)
Total Industrial			121,306

Communications
InterDigital, Inc.	728	1.02%	24,976
AT&T, Inc.	4,626	1.06%	16,528
eBay, Inc.	1,441	0.93%	15,281
IDT Corp. — Class B	1,784	0.77%	14,959
Verizon Communications, Inc.	2,035	1.01%	11,411
T-Mobile US, Inc.	468	0.99%	9,018
Gogo, Inc.	3,247	0.37%	1,945
Yelp, Inc. — Class A	2,359	1.04%	1,770
Ciena Corp.	818	0.47%	(346)
Fox Corp. — Class B	2,617	1.00%	(599)
Spok Holdings, Inc.	2,729	0.48%	(1,588)
TEGNA, Inc.	4,860	0.81%	(2,107)
Ooma, Inc.	4,349	0.52%	(4,371)
Cisco Systems, Inc.	1,845	1.05%	(6,474)
Total Communications			80,403

Technology
Immersion Corp.	5,403	0.61%	14,200
Cirrus Logic, Inc.	277	0.42%	10,195
NetApp, Inc.	372	0.57%	9,078
Amkor Technology, Inc.	1,030	0.49%	7,560
Clear Secure, Inc. — Class A	2,146	0.48%	2,864
Playtika Holding Corp.	2,748	0.26%	2,265
Qualys, Inc.	296	0.51%	1,967
Adeia, Inc.	2,118	0.28%	1,305
IPG Photonics Corp.	309	0.31%	(739)
Teradata Corp.	645	0.27%	(1,087)
Photronics, Inc.	1,003	0.30%	(3,184)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Dropbox, Inc. — Class A	3,903	1.05%	$(3,656)
Amdocs Ltd.	1,097	1.04%	(5,375)
Zoom Video Communications, Inc. — Class A	1,359	0.96%	(6,052)
Total Technology			29,341

Consumer, Non-cyclical
United Therapeutics Corp.	302	1.15%	27,512
Innoviva, Inc.	5,269	1.04%	12,744
Merck & Company, Inc.	653	0.97%	9,454
Perdoceo Education Corp.	1,594	0.41%	7,746
Organon & Co.	1,155	0.29%	3,390
Cal-Maine Foods, Inc.	587	0.43%	2,174
Amgen, Inc.	59	0.22%	2,084
Alarm.com Holdings, Inc.	299	0.23%	1,805
Neurocrine Biosciences, Inc.	623	1.03%	1,604
Exelixis, Inc.	777	0.21%	459
Stride, Inc.	409	0.35%	432
Gilead Sciences, Inc.	1,318	1.08%	159
Pacira BioSciences, Inc.	1,023	0.35%	(86)
Becton Dickinson & Co.	72	0.20%	(168)
LiveRamp Holdings, Inc.	534	0.20%	(320)
Biogen, Inc.	78	0.22%	(331)
Catalyst Pharmaceuticals, Inc.	3,072	0.57%	(689)
Zimmer Biomet Holdings, Inc.	221	0.29%	(927)
Amphastar Pharmaceuticals, Inc.	402	0.19%	(989)
Centene Corp.	331	0.26%	(1,118)
Harmony Biosciences Holdings, Inc.	568	0.21%	(1,241)
ZipRecruiter, Inc. — Class A	2,225	0.24%	(1,576)
United Rentals, Inc.	82	0.64%	(1,654)
Xencor, Inc.	720	0.16%	(2,051)
OraSure Technologies, Inc.	3,572	0.18%	(2,101)
USANA Health Sciences, Inc.	654	0.35%	(2,268)
Alkermes plc	1,325	0.38%	(2,412)
Inmode Ltd.	1,153	0.25%	(2,456)
Upbound Group, Inc.	973	0.36%	(2,649)
Johnson & Johnson	574	1.00%	(3,710)
Collegium Pharmaceutical, Inc.	1,949	0.75%	(5,057)
Royalty Pharma plc — Class A	2,348	0.74%	(5,182)
Molina Healthcare, Inc.	228	0.81%	(7,373)
Jazz Pharmaceuticals plc	784	1.00%	(8,626)
Bristol-Myers Squibb Co.	2,051	1.02%	(25,925)
Total Consumer, Non-cyclical			(9,346)

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,127	1.02%	15,419
KB Home	1,012	0.85%	11,796
M/I Homes, Inc.	413	0.60%	11,741
Lennar Corp. — Class A	536	0.96%	9,325
Monarch Casino & Resort, Inc.	1,039	0.85%	3,047
General Motors Co.	1,870	1.04%	2,499
Build-A-Bear Workshop, Inc. — Class A	1,050	0.32%	558
Dillard’s, Inc. — Class A	71	0.37%	342
Cummins, Inc.	303	1.01%	(604)
Toll Brothers, Inc.	266	0.37%	(987)
Ethan Allen Interiors, Inc.	934	0.31%	(1,082)
Golden Entertainment, Inc.	774	0.29%	(1,531)
PACCAR, Inc.	774	0.95%	(1,813)
Buckle, Inc.	1,650	0.73%	(1,912)
Sonos, Inc.	1,614	0.29%	(1,998)
Visteon Corp.	406	0.52%	(2,139)
Movado Group, Inc.	1,678	0.50%	(2,255)
Mattel, Inc.	2,050	0.40%	(2,585)
BorgWarner, Inc.	2,147	0.83%	(3,265)
Meritage Homes Corp.	296	0.57%	(4,294)
Carter’s, Inc.	769	0.57%	(4,506)
MasterCraft Boat Holdings, Inc.	1,942	0.44%	(5,902)
Wabash National Corp.	1,635	0.43%	(7,699)
GMS, Inc.	935	0.90%	(7,854)
Lear Corp.	694	0.95%	(8,510)
Polaris, Inc.	878	0.82%	(10,725)
MSC Industrial Direct Company, Inc. — Class A	997	0.95%	(15,311)
Total Consumer, Cyclical			(30,245)

Financial
MGIC Investment Corp.	3,965	1.02%	15,685
Synchrony Financial	1,670	0.94%	14,035
Essent Group Ltd.	1,479	1.00%	11,558
International Bancshares Corp.	465	0.32%	5,878
Enact Holdings, Inc.	2,772	1.02%	5,865
NMI Holdings, Inc. — Class A	1,284	0.52%	5,448
Preferred Bank/Los Angeles CA	907	0.82%	3,993
Janus Henderson Group plc	2,328	0.94%	3,524
Everest Group Ltd.	135	0.62%	1,353
Central Pacific Financial Corp.	1,482	0.38%	852
Ally Financial, Inc.	874	0.42%	517
Enova International, Inc.	584	0.44%	388
Hilltop Holdings, Inc.	1,538	0.58%	320

32 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
OneMain Holdings, Inc.	918	0.53%	$272
Equity Commonwealth	4,378	1.02%	152
MetLife, Inc.	1,205	1.01%	74
Jackson Financial, Inc. — Class A	626	0.56%	21
SiriusPoint Ltd.	2,205	0.32%	(126)
Western Union Co.	3,198	0.47%	(2,454)
Total Financial			67,355

Utilities
OGE Energy Corp.	2,340	1.00%	4,562
Black Hills Corp.	1,525	0.99%	2,484
National Fuel Gas Co.	1,494	0.97%	1,936
ONE Gas, Inc.	1,353	1.03%	(1,269)
Otter Tail Corp.	678	0.71%	(1,360)
WEC Energy Group, Inc.	1,035	0.97%	(2,751)
CMS Energy Corp.	1,355	0.97%	(3,320)
Total Utilities			282

Basic Materials
Arcadium Lithium plc	2	0.00%	7
Sylvamo Corp.	405	0.33%	(1,063)
CF Industries Holdings, Inc.	587	0.52%	(2,661)
Total Basic Materials			(3,717)

Energy
Marathon Petroleum Corp.	215	0.45%	6,603
Cheniere Energy, Inc.	323	0.68%	4,188
Valero Energy Corp.	338	0.63%	1,004
HF Sinclair Corp.	1,039	0.66%	(372)
Liberty Energy, Inc. — Class A	828	0.21%	(726)
PBF Energy, Inc. — Class A	1,861	1.03%	(971)
SandRidge Energy, Inc.	2,220	0.34%	(2,479)
Par Pacific Holdings, Inc.	676	0.20%	(3,818)
CVR Energy, Inc.	3,131	1.00%	(11,521)
Total Energy			(8,092)

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,987	0.71%	14,374
Total MS Long/Short Equity Long Custom Basket			$261,661

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET

Technology
Paycor HCM, Inc.	5,035	(1.14)%	41,845
Dayforce, Inc.	1,705	(1.50)%	19,917
Privia Health Group, Inc.	4,556	(1.41)%	13,434
Braze, Inc. — Class A	1,505	(1.04)%	10,305
Take-Two Interactive Software, Inc.	507	(1.40)%	(730)
KBR, Inc.	1,347	(1.54)%	(2,355)
ACV Auctions, Inc. — Class A	4,414	(1.43)%	(3,292)
Parsons Corp.	1,131	(1.65)%	(8,141)
SiTime Corp.	264	(0.58)%	(8,474)
Total Technology			62,509

Utilities
Middlesex Water Co.	1,557	(1.45)%	5,492
AES Corp.	4,028	(1.26)%	1,605
PNM Resources, Inc.	2,194	(1.44)%	343
Total Utilities			7,440

Consumer, Cyclical
Walgreens Boots Alliance, Inc.	4,681	(1.01)%	37,776
Floor & Decor Holdings, Inc. — Class A	448	(0.79)%	8,601
Camping World Holdings, Inc. — Class A	2,207	(0.70)%	4,721
Allegiant Travel Co. — Class A	1,092	(0.98)%	3,641
DraftKings, Inc. — Class A	789	(0.54)%	1,146
Copart, Inc.	1,325	(1.28)%	(314)
VSE Corp.	355	(0.56)%	(1,244)
CarMax, Inc.	839	(1.09)%	(3,060)
JetBlue Airways Corp.	10,437	(1.13)%	(5,128)
Freshpet, Inc.	441	(1.01)%	(8,548)
Total Consumer, Cyclical			37,591

Consumer, Non-cyclical
Hertz Global Holdings, Inc.	8,762	(0.55)%	5,501
Avis Budget Group, Inc.	388	(0.72)%	5,474
U-Haul Holding Co.	916	(1.01)%	2,625
CBIZ, Inc.	1,104	(1.45)%	2,035
NeoGenomics, Inc.	2,962	(0.73)%	1,962
RB Global, Inc.	714	(0.97)%	(2,149)
GXO Logistics, Inc.	1,657	(1.49)%	(2,583)
Equifax, Inc.	355	(1.53)%	(3,429)
TransUnion	782	(1.03)%	(3,509)
Spectrum Brands Holdings, Inc.	962	(1.47)%	(6,799)
RxSight, Inc.	546	(0.58)%	(10,433)
Total Consumer, Non-cyclical			(11,305)

Financial
Kennedy-Wilson Holdings, Inc.	8,143	(1.41)%	36,493
New York Mortgage Trust, Inc.	12,193	(1.27)%	21,308
Americold Realty Trust, Inc.	3,077	(1.40)%	17,690
PotlatchDeltic Corp.	1,964	(1.38)%	11,942
Marcus & Millichap, Inc.	2,714	(1.52)%	11,071
Cannae Holdings, Inc.	4,159	(1.34)%	10,348

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
TFS Financial Corp.	6,517	(1.46)%	$4,798
Howard Hughes Holdings, Inc.	1,270	(1.46)%	4,798
Terreno Realty Corp.	577	(0.61)%	2,525
Equinix, Inc.	82	(1.10)%	2,033
Sun Communities, Inc.	713	(1.53)%	1,472
Northern Trust Corp.	928	(1.39)%	(34)
American Tower Corp. — Class A	86	(0.30)%	(101)
State Street Corp.	1,132	(1.49)%	(502)
Rexford Industrial Realty, Inc.	1,892	(1.50)%	(631)
Veris Residential, Inc.	4,109	(1.10)%	(646)
Ventas, Inc.	692	(0.63)%	(978)
Capitol Federal Financial, Inc.	10,616	(1.04)%	(1,054)
CBRE Group, Inc. — Class A	475	(0.75)%	(1,277)
Digital Realty Trust, Inc.	208	(0.56)%	(1,568)
Prologis, Inc.	410	(0.82)%	(2,312)
Redwood Trust, Inc.	13,004	(1.50)%	(3,413)
Bank of New York Mellon Corp.	1,438	(1.53)%	(3,799)
Iron Mountain, Inc.	490	(0.78)%	(5,334)
Apartment Investment and Management Co. — Class A	10,528	(1.55)%	(5,852)
Elme Communities	5,483	(1.55)%	(9,311)
Welltower, Inc.	804	(1.49)%	(13,877)
FTAI Infrastructure, Inc.	9,046	(1.39)%	(26,941)
Total Financial			46,848

Energy
Dril-Quip, Inc.	3,507	(1.16)%	9,472
NOV, Inc.	4,827	(1.63)%	236
Valaris Ltd.	1,170	(1.55)%	(3,221)
Oceaneering International, Inc.	3,046	(1.28)%	(3,965)
Antero Resources Corp.	2,473	(1.43)%	(12,121)
Archrock, Inc.	2,947	(1.06)%	(17,782)
TechnipFMC plc	3,471	(1.61)%	(18,268)
Total Energy			(45,649)

Industrial
Norfolk Southern Corp.	381	(1.45)%	9,495
Old Dominion Freight Line, Inc.	350	(1.10)%	8,424
XPO, Inc.	331	(0.62)%	5,664
Boeing Co.	338	(1.09)%	3,384
Knight-Swift Transportation Holdings, Inc.	1,784	(1.58)%	3,172
Xylem, Inc.	608	(1.47)%	2,197
Saia, Inc.	77	(0.65)%	1,301
Montrose Environmental Group, Inc.	461	(0.37)%	999
GATX Corp.	634	(1.49)%	(2,840)
Casella Waste Systems, Inc. — Class A	859	(1.52)%	(12,763)
RXO, Inc.	4,085	(1.90)%	(18,049)
Total Industrial			984

Communications
Boston Omaha Corp. — Class A	3,382	(0.81)%	5,306
Uber Technologies, Inc.	1,052	(1.36)%	(7,114)
Total Communications			(1,808)

Basic Materials
Piedmont Lithium, Inc.	2,206	(0.39)%	53,534
Compass Minerals International, Inc.	1,978	(0.36)%	21,621
Novagold Resources, Inc.	11,666	(0.72)%	6,050
MP Materials Corp.	1,566	(0.35)%	4,483
Ivanhoe Electric Incorporated / US	5,393	(0.90)%	2,500
Arcadium Lithium plc	2	0.00%	3
Newmont Corp.	560	(0.42)%	(588)
Hecla Mining Co.	5,115	(0.44)%	(2,081)
Kronos Worldwide, Inc.	4,410	(0.98)%	(12,922)
Total Basic Materials			72,600
Total MS Long/Short Equity Short Custom Basket			$169,210

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
Industrial
Teekay Corp.	8,634	0.93%	20,897
Teekay Tankers Ltd. — Class A	1,050	0.87%	19,591
Apogee Enterprises, Inc.	1,360	1.02%	18,920
International Seaways, Inc.	1,340	0.95%	18,397
Owens Corning	327	0.68%	15,835
Argan, Inc.	327	0.29%	8,671
Scorpio Tankers, Inc.	770	0.75%	8,305
Ardmore Shipping Corp.	985	0.27%	7,950
Mueller Industries, Inc.	1,474	1.01%	7,250
TD SYNNEX Corp.	657	0.91%	6,603
UFP Industries, Inc.	558	0.75%	3,111
Lindsay Corp.	199	0.29%	1,751
Caterpillar, Inc.	221	0.88%	996
AZZ, Inc.	348	0.32%	504
Mettler-Toledo International, Inc.	15	0.25%	(571)
Terex Corp.	779	0.51%	(626)
Kennametal, Inc.	728	0.21%	(1,216)

34 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Vishay Intertechnology, Inc.	3,660	0.98%	$(1,598)
Snap-on, Inc.	235	0.74%	(1,622)
Masterbrand, Inc.	1,177	0.21%	(2,827)
Griffon Corp.	631	0.48%	(2,910)
Atkore, Inc.	321	0.52%	(3,012)
Vontier Corp.	2,145	0.98%	(3,155)
Acuity Brands, Inc.	299	0.86%	(3,883)
Avnet, Inc.	1,570	0.97%	(4,048)
Dorian LPG Ltd.	645	0.32%	(5,091)
AGCO Corp.	313	0.37%	(5,216)
Sonoco Products Co.	1,383	0.84%	(8,030)
Boise Cascade Co.	571	0.82%	(8,966)
Total Industrial			86,010

Communications
InterDigital, Inc.	728	1.02%	25,008
AT&T, Inc.	4,626	1.06%	16,343
eBay, Inc.	1,441	0.93%	15,223
IDT Corp. — Class B	1,784	0.77%	14,928
Verizon Communications, Inc.	2,035	1.01%	10,592
T-Mobile US, Inc.	468	0.99%	8,970
Yelp, Inc. — Class A	2,359	1.04%	1,779
Cisco Systems, Inc.	1,845	1.05%	1,615
Gogo, Inc.	3,247	0.37%	1,565
Ciena Corp.	818	0.47%	(341)
Fox Corp. — Class B	2,617	1.00%	(552)
Spok Holdings, Inc.	2,729	0.48%	(1,770)
TEGNA, Inc.	4,860	0.81%	(2,254)
Ooma, Inc.	4,349	0.52%	(4,329)
Total Communications			86,777

Technology
Immersion Corp.	5,403	0.61%	14,160
Cirrus Logic, Inc.	277	0.42%	10,229
NetApp, Inc.	372	0.57%	9,151
Amkor Technology, Inc.	1,030	0.49%	7,562
Clear Secure, Inc. — Class A	2,146	0.48%	2,664
Playtika Holding Corp.	2,748	0.26%	2,321
Qualys, Inc.	296	0.51%	2,006
Adeia, Inc.	2,118	0.28%	1,319
IPG Photonics Corp.	309	0.31%	(733)
Teradata Corp.	645	0.27%	(1,078)
Photronics, Inc.	1,003	0.30%	(3,061)
Dropbox, Inc. — Class A	3,903	1.05%	(3,692)
Amdocs Ltd.	1,097	1.04%	(5,460)
Zoom Video Communications, Inc. — Class A	1,359	0.96%	(6,151)
Total Technology			29,237

Consumer, Non-cyclical
United Therapeutics Corp.	302	1.15%	27,586
Innoviva, Inc.	5,269	1.04%	14,454
Merck & Company, Inc.	653	0.97%	9,484
Perdoceo Education Corp.	1,594	0.41%	8,544
Organon & Co.	1,155	0.29%	3,306
Amgen, Inc.	59	0.22%	2,076
Alarm.com Holdings, Inc.	299	0.23%	1,857
Cal-Maine Foods, Inc.	587	0.43%	1,730
Neurocrine Biosciences, Inc.	623	1.03%	1,264
Stride, Inc.	409	0.35%	465
Exelixis, Inc.	777	0.21%	416
Gilead Sciences, Inc.	1,318	1.08%	108
Pacira BioSciences, Inc.	1,023	0.35%	(167)
Becton Dickinson & Co.	72	0.20%	(193)
Biogen, Inc.	78	0.22%	(334)
LiveRamp Holdings, Inc.	534	0.20%	(382)
Catalyst Pharmaceuticals, Inc.	3,072	0.57%	(802)
Zimmer Biomet Holdings, Inc.	221	0.29%	(926)
Amphastar Pharmaceuticals, Inc.	402	0.19%	(1,018)
Centene Corp.	331	0.26%	(1,146)
Harmony Biosciences Holdings, Inc.	568	0.21%	(1,278)
United Rentals, Inc.	82	0.64%	(1,680)
ZipRecruiter, Inc. — Class A	2,225	0.24%	(1,718)
OraSure Technologies, Inc.	3,572	0.18%	(1,989)
Xencor, Inc.	720	0.16%	(2,133)
Alkermes plc	1,325	0.38%	(2,140)
USANA Health Sciences, Inc.	654	0.35%	(2,340)
Inmode Ltd.	1,153	0.25%	(2,467)
Upbound Group, Inc.	973	0.36%	(2,642)
Johnson & Johnson	574	1.00%	(3,792)
Collegium Pharmaceutical, Inc.	1,949	0.75%	(5,097)
Royalty Pharma plc — Class A	2,348	0.74%	(5,595)
Molina Healthcare, Inc.	228	0.81%	(7,313)
Jazz Pharmaceuticals plc	784	1.00%	(8,627)
Bristol-Myers Squibb Co.	2,051	1.02%	(16,706)
Total Consumer, Non-cyclical			805

Consumer, Cyclical
KB Home	1,012	0.85%	11,884
M/I Homes, Inc.	413	0.60%	11,811
Allison Transmission Holdings, Inc.	1,127	1.02%	9,524
Lennar Corp. — Class A	536	0.96%	9,371

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Monarch Casino & Resort, Inc.	1,039	0.85%	$3,077
General Motors Co.	1,870	1.04%	2,459
Build-A-Bear Workshop, Inc. — Class A	1,050	0.32%	629
Dillard’s, Inc. — Class A	71	0.37%	458
Cummins, Inc.	303	1.01%	(552)
Toll Brothers, Inc.	266	0.37%	(949)
Ethan Allen Interiors, Inc.	934	0.31%	(1,083)
Golden Entertainment, Inc.	774	0.29%	(1,487)
Buckle, Inc.	1,650	0.73%	(1,788)
PACCAR, Inc.	774	0.95%	(1,790)
Sonos, Inc.	1,614	0.29%	(1,924)
Movado Group, Inc.	1,678	0.50%	(2,001)
Visteon Corp.	406	0.52%	(2,137)
Mattel, Inc.	2,050	0.40%	(2,528)
BorgWarner, Inc.	2,147	0.83%	(3,145)
Meritage Homes Corp.	296	0.57%	(4,254)
Carter’s, Inc.	769	0.57%	(4,580)
MasterCraft Boat Holdings, Inc.	1,942	0.44%	(7,358)
Wabash National Corp.	1,635	0.43%	(7,680)
GMS, Inc.	935	0.90%	(7,919)
Lear Corp.	694	0.95%	(8,459)
MSC Industrial Direct Company, Inc. — Class A	997	0.95%	(9,091)
Polaris, Inc.	878	0.82%	(10,659)
Total Consumer, Cyclical			(30,171)

Financial
Synchrony Financial	1,670	0.94%	14,151
Essent Group Ltd.	1,479	1.00%	11,153
Preferred Bank/Los Angeles CA	907	0.82%	6,830
Enact Holdings, Inc.	2,772	1.02%	5,931
NMI Holdings, Inc. — Class A	1,284	0.52%	5,295
MGIC Investment Corp.	3,965	1.02%	4,538
Janus Henderson Group plc	2,328	0.94%	3,400
International Bancshares Corp.	465	0.32%	2,521
Everest Group Ltd.	135	0.62%	1,324
Central Pacific Financial Corp.	1,482	0.38%	834
Ally Financial, Inc.	874	0.42%	498
Enova International, Inc.	584	0.44%	363
Hilltop Holdings, Inc.	1,538	0.58%	316
MetLife, Inc.	1,205	1.01%	310
OneMain Holdings, Inc.	918	0.53%	212
Jackson Financial, Inc. — Class A	626	0.56%	175
Equity Commonwealth	4,378	1.02%	170
SiriusPoint Ltd.	2,205	0.32%	77
Western Union Co.	3,198	0.47%	(2,338)
Total Financial			55,760

Utilities
OGE Energy Corp.	2,340	1.00%	4,377
National Fuel Gas Co.	1,494	0.97%	3,517
Black Hills Corp.	1,525	0.99%	2,254
ONE Gas, Inc.	1,353	1.03%	(1,332)
Otter Tail Corp.	678	0.71%	(1,400)
WEC Energy Group, Inc.	1,035	0.97%	(2,648)
CMS Energy Corp.	1,355	0.97%	(3,373)
Total Utilities			1,395

Basic Materials
Sylvamo Corp.	405	0.33%	(1,060)
CF Industries Holdings, Inc.	587	0.52%	(2,688)
Total Basic Materials			(3,748)

Energy
Cheniere Energy, Inc.	323	0.68%	8,727
Marathon Petroleum Corp.	215	0.45%	2,313
Valero Energy Corp.	338	0.63%	1,084
HF Sinclair Corp.	1,039	0.66%	(271)
Liberty Energy, Inc. — Class A	828	0.21%	(795)
SandRidge Energy, Inc.	2,220	0.34%	(2,506)
PBF Energy, Inc. — Class A	1,861	1.03%	(2,738)
Par Pacific Holdings, Inc.	676	0.20%	(3,858)
CVR Energy, Inc.	3,131	1.00%	(11,720)
Total Energy			(9,764)

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,987	0.71%	14,334
Total GS Long/Short Equity Long Custom Basket			$230,635

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Technology
Paycor HCM, Inc.	5,035	(1.15)%	36,797
Dayforce, Inc.	1,705	(1.53)%	19,792
Braze, Inc. — Class A	1,505	(1.05)%	10,400
Take-Two Interactive Software, Inc.	507	(1.42)%	(720)
KBR, Inc.	1,347	(1.56)%	(2,577)
ACV Auctions, Inc. — Class A	4,414	(1.45)%	(3,197)
Parsons Corp.	1,131	(1.67)%	(8,230)
SiTime Corp.	264	(0.59)%	(8,459)
Total Technology			43,806

Utilities
AES Corp.	4,028	(1.28)%	14,448

36 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Middlesex Water Co.	1,557	(1.47)%	$5,486
PNM Resources, Inc.	2,194	(1.46)%	442
Total Utilities			20,376

Consumer, Cyclical
Walgreens Boots Alliance, Inc.	4,681	(1.02)%	44,143
Floor & Decor Holdings, Inc. — Class A	448	(0.80)%	8,297
Camping World Holdings, Inc. — Class A	2,207	(0.71)%	4,606
Allegiant Travel Co. — Class A	1,092	(0.99)%	3,557
DraftKings, Inc. — Class A	789	(0.54)%	1,164
Copart, Inc.	1,325	(1.29)%	(387)
VSE Corp.	355	(0.57)%	(1,231)
CarMax, Inc.	839	(1.11)%	(3,086)
JetBlue Airways Corp.	10,437	(1.15)%	(5,195)
Freshpet, Inc.	441	(1.03)%	(8,371)
Total Consumer, Cyclical			43,497

Consumer, Non-cyclical
Hertz Global Holdings, Inc.	8,762	(0.56)%	5,502
Avis Budget Group, Inc.	388	(0.73)%	5,366
U-Haul Holding Co.	916	(1.02)%	2,690
CBIZ, Inc.	1,104	(1.48)%	2,140
NeoGenomics, Inc.	2,962	(0.74)%	1,862
GXO Logistics, Inc.	1,657	(1.51)%	(2,043)
RB Global, Inc.	714	(0.98)%	(2,264)
Equifax, Inc.	355	(1.55)%	(3,460)
TransUnion	782	(1.05)%	(3,577)
Spectrum Brands Holdings, Inc.	962	(1.49)%	(6,919)
RxSight, Inc.	546	(0.59)%	(10,292)
Total Consumer, Non-cyclical			(10,995)

Financial
Kennedy-Wilson Holdings, Inc.	8,143	(1.43)%	33,899
New York Mortgage Trust, Inc.	12,193	(1.28)%	21,252
PotlatchDeltic Corp.	1,964	(1.40)%	11,991
Marcus & Millichap, Inc.	2,714	(1.54)%	11,001
Americold Realty Trust, Inc.	3,077	(1.42)%	10,591
Cannae Holdings, Inc.	4,159	(1.36)%	10,312
Sun Communities, Inc.	713	(1.55)%	5,674
Howard Hughes Holdings, Inc.	1,270	(1.48)%	4,767
TFS Financial Corp.	6,517	(1.48)%	3,670
Terreno Realty Corp.	577	(0.62)%	2,726
Northern Trust Corp.	928	(1.41)%	(66)
American Tower Corp. — Class A	86	(0.30)%	(99)
State Street Corp.	1,132	(1.51)%	(513)
Veris Residential, Inc.	4,109	(1.11)%	(637)
Rexford Industrial Realty, Inc.	1,892	(1.52)%	(833)
Ventas, Inc.	692	(0.64)%	(892)
Equinix, Inc.	82	(1.12)%	(900)
Capitol Federal Financial, Inc.	10,616	(1.05)%	(948)
CBRE Group, Inc. — Class A	475	(0.76)%	(1,398)
Digital Realty Trust, Inc.	208	(0.57)%	(1,571)
Prologis, Inc.	410	(0.83)%	(2,276)
Redwood Trust, Inc.	13,004	(1.52)%	(3,447)
Bank of New York Mellon Corp.	1,438	(1.55)%	(3,838)
Iron Mountain, Inc.	490	(0.79)%	(5,301)
Apartment Investment and Management Co. — Class A	10,528	(1.57)%	(5,925)
Elme Communities	5,483	(1.58)%	(9,331)
Welltower, Inc.	804	(1.51)%	(13,801)
FTAI Infrastructure, Inc.	9,046	(1.41)%	(27,048)
Total Financial			37,059

Energy
Dril-Quip, Inc.	3,507	(1.18)%	9,438
NOV, Inc.	4,827	(1.65)%	4,363
Oceaneering International, Inc.	3,046	(1.30)%	(3,928)
Valaris Ltd.	1,170	(1.57)%	(5,374)
Antero Resources Corp.	2,473	(1.46)%	(12,201)
Archrock, Inc.	2,947	(1.07)%	(17,850)
TechnipFMC plc	3,471	(1.64)%	(18,294)
Total Energy			(43,846)

Industrial
Norfolk Southern Corp.	381	(1.48)%	9,409
Old Dominion Freight Line, Inc.	350	(1.11)%	8,518
XPO, Inc.	331	(0.63)%	5,929
Boeing Co.	338	(1.11)%	3,394
Knight-Swift Transportation Holdings, Inc.	1,784	(1.61)%	3,185
Xylem, Inc.	608	(1.49)%	2,045
Saia, Inc.	77	(0.66)%	1,288
Montrose Environmental Group, Inc.	461	(0.37)%	862
GATX Corp.	634	(1.51)%	(2,870)
Casella Waste Systems, Inc. — Class A	859	(1.54)%	(8,340)
RXO, Inc.	4,085	(1.93)%	(18,249)
Total Industrial			5,171

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Boston Omaha Corp. — Class A	3,382	(0.82)%	$5,187
Uber Technologies, Inc.	1,052	(1.38)%	(7,067)
Total Communications			(1,880)

Basic Materials
Piedmont Lithium, Inc.	2,206	(0.40)%	60,881
Compass Minerals International, Inc.	1,978	(0.37)%	21,466
Novagold Resources, Inc.	11,666	(0.73)%	7,022
MP Materials Corp.	1,566	(0.36)%	4,832
Ivanhoe Electric Incorporated / US	5,393	(0.91)%	2,662
Hecla Mining Co.	5,115	(0.45)%	1,529
Newmont Corp.	560	(0.42)%	(569)
Kronos Worldwide, Inc.	4,410	(1.00)%	(13,034)
Total Basic Materials			84,789
Total GS Long/Short Equity Short Custom Basket			$177,977

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Simon Property Group, Inc.	2,321	4.56%	$91,020
Ryman Hospitality Properties, Inc.	5,191	6.71%	77,096
Ventas, Inc.	8,916	5.91%	76,264
Digital Realty Trust, Inc.	2,604	5.12%	70,283
CareTrust REIT, Inc.	12,777	4.15%	62,369
Invitation Homes, Inc.	13,853	6.43%	58,173
Sabra Health Care REIT, Inc.	26,334	5.25%	40,836
Host Hotels & Resorts, Inc.	18,869	4.39%	34,145
Kimco Realty Corp.	11,908	3.00%	27,403
Equity Residential	3,163	2.84%	22,246
Alexandria Real Estate Equities, Inc.	2,718	4.11%	21,245
Vornado Realty Trust	12,711	4.32%	20,409
American Homes 4 Rent — Class A	5,390	2.59%	18,780
Brixmor Property Group, Inc.	10,679	3.19%	18,776
Prologis, Inc.	3,569	5.19%	16,533
Highwoods Properties, Inc.	2,072	0.70%	9,696
Sun Communities, Inc.	594	0.92%	9,382
InvenTrust Properties Corp.	9,600	3.08%	9,172
VICI Properties, Inc.	12,766	4.73%	3,582
Kite Realty Group Trust	11,224	3.25%	3,055
First Industrial Realty Trust, Inc.	3,562	2.19%	(1,488)
Healthpeak Properties, Inc.	12,229	3.10%	(3,181)
Equinix, Inc.	224	2.19%	(10,193)
Gaming and Leisure Properties, Inc.	7,993	4.68%	(14,209)
Retail Opportunity Investments Corp.	17,418	2.80%	(19,366)
Kilroy Realty Corp.	11,409	4.60%	(24,911)
Total Financial			617,117
Total MS Equity Market Neutral Long Custom Basket			$617,117

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Service Properties Trust	16,907	(1.09)%	$52,206
Realty Income Corp.	9,692	(6.60)%	30,624
Phillips Edison & Company, Inc.	18,163	(7.66)%	22,316
Pebblebrook Hotel Trust	18,547	(3.29)%	14,204
JBG SMITH Properties	26,371	(5.18)%	12,617
Douglas Emmett, Inc.	35,184	(6.04)%	12,504
Broadstone Net Lease, Inc.	16,720	(3.42)%	(979)
Mid-America Apartment Communities, Inc.	2,784	(5.12)%	(6,053)
Terreno Realty Corp.	5,189	(3.96)%	(10,107)
SL Green Realty Corp.	4,376	(3.20)%	(18,519)
LTC Properties, Inc.	9,261	(4.12)%	(20,454)
EastGroup Properties, Inc.	2,046	(4.49)%	(21,957)
Federal Realty Investment Trust	5,489	(7.14)%	(22,228)
Camden Property Trust	3,773	(5.31)%	(25,341)
Sunstone Hotel Investors, Inc.	38,533	(5.20)%	(49,745)
Omega Healthcare Investors, Inc.	16,438	(7.26)%	(69,597)
Macerich Co.	23,138	(4.61)%	(82,835)
National Health Investors, Inc.	5,776	(5.04)%	(90,731)
Total Financial			(274,075)

Exchange-Traded Fund
Vanguard Real Estate ETF	10,434	(11.27)%	(37,895)
Total MS Equity Market Neutral Short Custom Basket			$(311,970)

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Digital Realty Trust, Inc.	2,604	5.30%	$70,595
Ventas, Inc.	8,916	6.11%	69,812
Invitation Homes, Inc.	13,853	6.64%	57,854
Simon Property Group, Inc.	2,321	4.71%	41,981
Sabra Health Care REIT, Inc.	26,334	5.42%	39,772
Host Hotels & Resorts, Inc.	18,869	4.53%	34,253
Kimco Realty Corp.	11,908	3.10%	27,938

38 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Gaming and Leisure Properties, Inc.	7,993	4.83%	$22,777
Equity Residential	3,163	2.93%	22,464
Alexandria Real Estate Equities, Inc.	1,589	2.48%	19,887
Brixmor Property Group, Inc.	10,679	3.29%	19,751
American Homes 4 Rent — Class A	5,390	2.68%	18,796
Prologis, Inc.	3,569	5.35%	18,097
Vornado Realty Trust	10,542	3.70%	15,802
Kite Realty Group Trust	11,224	3.36%	14,191
Sun Communities, Inc.	594	0.95%	9,282
VICI Properties, Inc.	12,766	4.88%	3,254
CareTrust REIT, Inc.	12,777	4.28%	1,250
First Industrial Realty Trust, Inc.	3,562	2.26%	(1,490)
InvenTrust Properties Corp.	9,600	3.18%	(2,761)
Healthpeak Properties, Inc.	12,229	3.20%	(9,597)
Equinix, Inc.	224	2.26%	(10,367)
Ryman Hospitality Properties, Inc.	5,191	6.92%	(19,164)
Retail Opportunity Investments Corp.	17,418	2.89%	(22,707)
Kilroy Realty Corp.	11,409	4.75%	(25,715)
Total Financial			415,955
Total GS Equity Market Neutral Long Custom Basket			$415,955

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Douglas Emmett, Inc.	28,209	(4.91)%	131,859
Broadstone Net Lease, Inc.	16,720	(3.46)%	58,079
Camden Property Trust	3,773	(5.37)%	39,304
Mid-America Apartment Communities, Inc.	2,784	(5.18)%	30,378
Realty Income Corp.	9,692	(6.68)%	26,320
Service Properties Trust	16,907	(1.13)%	25,586
Federal Realty Investment Trust	5,489	(7.23)%	20,942
JBG SMITH Properties	26,371	(5.24)%	17,682
Phillips Edison & Company, Inc.	18,163	(7.75)%	11,642
Pebblebrook Hotel Trust	18,547	(3.33)%	10,306
Terreno Realty Corp.	5,189	(4.01)%	(10,537)
Sunstone Hotel Investors, Inc.	38,533	(5.26)%	(16,473)
LTC Properties, Inc.	9,261	(4.17)%	(16,503)
EastGroup Properties, Inc.	2,046	(4.54)%	(22,172)
SL Green Realty Corp.	4,376	(3.23)%	(28,834)
Macerich Co.	23,138	(4.66)%	(36,440)
Omega Healthcare Investors, Inc.	16,438	(7.35)%	(70,205)
National Health Investors, Inc.	5,776	(5.10)%	(86,539)
Total Financial			84,395

Exchange-Traded Fund
Vanguard Real Estate ETF	10,434	(11.40)%	51,395
Total GS Equity Market Neutral Short Custom Basket			$135,790

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security and equity custom basket swap collateral at June 30, 2024.
[2]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$18,300,192	$—	$—		$18,300,192
Rights	—	—	—	*	—
Mutual Funds	6,792,874	—	—		6,792,874
Closed-End Mutual Funds	2,756,546	—	—		2,756,546
U.S. Treasury Bills	—	7,370,641	—		7,370,641
Repurchase Agreements	—	911,710	—		911,710
Securities Lending Collateral	632,157	—	—		632,157
Commodity Futures Contracts**	1,059,836	—	—		1,059,836
Interest Rate Futures Contracts**	126,194	19,576	—		145,770
Currency Futures Contracts**	71,867	—	—		71,867
Equity Futures Contracts**	34,494	24	—		34,518
Equity Custom Basket Swap Agreements**	—	2,008,345	—		2,008,345
Total Assets	$29,774,160	$10,310,296	$—		$40,084,456

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$4,314,019	$—	$—	$4,314,019
Exchange-Traded Funds Sold Short	2,567,515	—	—	2,567,515
Commodity Futures Contracts**	849,728	—	—	849,728
Interest Rate Futures Contracts**	99,052	24,207	—	123,259
Currency Futures Contracts**	136,785	—	—	136,785
Equity Futures Contracts**	95,575	8,665	—	104,240
Equity Custom Basket Swap Agreements**	—	311,970	—	311,970
Total Liabilities	$8,062,674	$344,842	$—	$8,407,516

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

40 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
MULTI-HEDGE STRATEGIES FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,646,028	$—	$—	$—	$10,078	$1,656,106	67,185	$46,393
Guggenheim Strategy Fund III	2,436,560	—	—	—	17,865	2,454,425	99,249	65,492
Guggenheim Ultra Short Duration Fund — Institutional Class	538,646	—	—	—	4,921	543,567	54,685	14,061
Guggenheim Variable Insurance Strategy Fund III	2,123,195	—	—	—	15,581	2,138,776	86,555	57,593
	$6,744,429	$—	$—	$—	$48,445	$6,792,874		$183,539

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $625,086 of securities loaned (cost $29,290,564)	$29,059,536
Investments in affiliated issuers, at value (cost $6,865,317)	6,792,874
Repurchase agreements, at value (cost $911,710)	911,710
Cash	7,809,918
Segregated cash with broker	385,471
Unrealized appreciation on OTC swap agreements	2,008,345
Receivables:
Securities sold	1,076,165
Fund shares sold	59,798
Dividends	34,524
Variation margin on futures contracts	3,045
Securities lending income	1,133
Interest	403
Other assets	36,352
Total assets	48,179,274

Liabilities:
Securities sold short, at value (proceeds $6,853,658)	6,881,534
Unrealized depreciation on OTC swap agreements	311,970
Payable for:
Securities purchased	883,167
Swap settlement	728,404
Return of securities lending collateral	632,157
Fund shares redeemed	146,574
Management fees	34,282
Trustees’ fees*	381
Miscellaneous	8,986
Total liabilities	9,627,455
Net assets	$38,551,819

Net assets consist of:
Paid in capital	$39,665,800
Total distributable earnings (loss)	(1,113,981)
Net assets	$38,551,819
Capital shares outstanding	1,460,513
Net asset value per share	$26.40

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $870)	$142,438
Dividends from securities of affiliated issuers	183,539
Interest	286,856
Income from securities lending, net	6,850
Interest related to securities sold short	106,409
Total investment income	726,092

Expenses:
Management fees	238,882
Short sales dividend expense	102,500
Miscellaneous	5,166
Total expenses	346,548
Less:
Expenses waived by Adviser	(9,962)
Net expenses	336,586
Net investment income	389,506

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	632,035
Investments in unaffiliated issuers sold short	(342,868)
Swap agreements	836,675
Futures contracts	145,448
Foreign currency transactions	6,251
Net realized gain	1,277,541
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,072,893)
Investments in affiliated issuers	48,445
Investments in unaffiliated issuers sold short	487,592
Swap agreements	(495,126)
Futures contracts	124,616
Foreign currency translations	83
Net change in unrealized appreciation (depreciation)	(907,283)
Net realized and unrealized gain	370,258
Net increase in net assets resulting from operations	$759,764

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$389,506	$1,032,979
Net realized gain on investments	1,277,541	1,093,989
Net change in unrealized appreciation (depreciation) on investments	(907,283)	(233,406)
Net increase in net assets resulting from operations	759,764	1,893,562

Distributions to shareholders	—	(1,289,467)

Capital share transactions:
Proceeds from sale of shares	5,546,234	14,836,441
Distributions reinvested	—	1,289,467
Cost of shares redeemed	(10,393,098)	(24,100,295)
Net decrease from capital share transactions	(4,846,864)	(7,974,387)
Net decrease in net assets	(4,087,100)	(7,370,292)

Net assets:
Beginning of period	42,638,919	50,009,211
End of period	$38,551,819	$42,638,919

Capital share activity:
Shares sold	208,645	568,733
Shares issued from reinvestment of distributions	—	50,786
Shares redeemed	(393,602)	(930,825)
Net decrease in shares	(184,957)	(311,306)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$25.91	$25.56	$27.01	$25.62	$24.17	$23.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.57	.09	(.12)	(.07)	.23
Net gain (loss) on investments (realized and unrealized)	.23	.52	(.96)	2.18	1.85	.97
Total from investment operations	.49	1.09	(.87)	2.06	1.78	1.20
Less distributions from:
Net investment income	—	(.74)	(.31)	—	(.33)	(.58)
Net realized gains	—	—	(.27)	(.67)	—	—
Total distributions	—	(.74)	(.58)	(.67)	(.33)	(.58)
Net asset value, end of period	$26.40	$25.91	$25.56	$27.01	$25.62	$24.17

Total Return[c]	1.89%	4.37%	(3.40%)	8.10%	7.39%	5.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,552	$42,639	$50,009	$43,849	$40,313	$34,610
Ratios to average net assets:
Net investment income (loss)	1.95%	2.23%	0.33%	(0.45%)	(0.27%)	0.94%
Total expenses[d]	1.74%	1.62%	1.58%	1.92%	1.68%	1.72%
Net expenses[e,f]	1.69%	1.55%	1.53%	1.87%	1.63%	1.69%
Portfolio turnover rate	90%	194%	187%	180%	207%	163%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Excluding interest and/or dividend expense related to short sales, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
1.17%	1.15%	1.15%	1.16%	1.13%	1.16%

44 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
COMMODITIES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 41.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	153,331	$1,524,114
Guggenheim Strategy Fund II1	61,113	1,506,448
Total Mutual Funds
(Cost $3,048,635)		3,030,562

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.0%
Farmer Mac
5.09% due 07/17/24[2]	$800,000	798,126
Total Federal Agency Discount Notes
(Cost $798,126)		798,126

FEDERAL AGENCY NOTES†† - 5.4%
Fannie Mae
1.63% due 10/15/24	400,000	395,688
Total Federal Agency Notes
(Cost $395,730)		395,688

U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	200,000	199,768
Total U.S. Treasury Bills
(Cost $199,766)		199,768

REPURCHASE AGREEMENTS††,4 - 34.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	1,416,276	1,416,276
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	1,116,567	1,116,567
Total Repurchase Agreements
(Cost $2,532,843)		2,532,843

Total Investments - 95.7%
(Cost $6,975,100)		$6,956,987
Other Assets & Liabilities, net - 4.3%		311,162
Total Net Assets - 100.0%		$7,268,149

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	50	Jul 2024	$7,219,375	$88,753

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,030,562	$—	$—	$3,030,562
Federal Agency Discount Notes	—	798,126	—	798,126
Federal Agency Notes	—	395,688	—	395,688
U.S. Treasury Bills	—	199,768	—	199,768
Repurchase Agreements	—	2,532,843	—	2,532,843
Commodity Futures Contracts**	88,753	—	—	88,753
Total Assets	$3,119,315	$3,926,425	$—	$7,045,740

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,497,280	$—	$—	$—	$9,168	$1,506,448	61,113	$42,201
Guggenheim Ultra Short Duration Fund — Institutional Class	1,510,315	—	—	—	13,799	1,524,114	153,331	39,427
	$3,007,595	$—	$—	$—	$22,967	$3,030,562		$81,628

46 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $1,393,622)	$1,393,582
Investments in affiliated issuers, at value (cost $3,048,635)	3,030,562
Repurchase agreements, at value (cost $2,532,843)	2,532,843
Cash	101
Segregated cash with broker	336,818
Receivables:
Fund shares sold	25,771
Dividends	12,887
Interest	2,493
Other assets	1,207
Total assets	7,336,264

Liabilities:
Payable for:
Variation margin on futures contracts	42,078
Professional fees	6,744
Printing fees	3,602
Management fees	4,351
Transfer agent fees	3,041
Investor service fees	1,547
Portfolio accounting and administration fees	650
Fund shares redeemed	182
Trustees’ fees*	66
Miscellaneous	5,854
Total liabilities	68,115
Net assets	$7,268,149

Net assets consist of:
Paid in capital	$13,617,996
Total distributable earnings (loss)	(6,349,847)
Net assets	$7,268,149
Capital shares outstanding	77,101
Net asset value per share	$94.27

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$81,628
Interest	131,001
Total investment income	212,629

Expenses:
Management fees	34,930
Investor service fees	9,871
Transfer agent fees	10,455
Professional fees	8,278
Portfolio accounting and administration fees	6,120
Custodian fees	545
Trustees’ fees*	483
Miscellaneous	4,358
Total expenses	75,040
Less:
Expenses reimbursed by Adviser	(1,974)
Expenses waived by Adviser	(7,472)
Total waived/reimbursed expenses	(9,446)
Net expenses	65,594
Net investment income	147,035

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	482,543
Net realized gain	482,543
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(213)
Investments in affiliated issuers	22,967
Futures contracts	(6,431)
Net change in unrealized appreciation (depreciation)	16,323
Net realized and unrealized gain	498,866
Net increase in net assets resulting from operations	$645,901

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$147,035	$347,354
Net realized gain (loss) on investments	482,543	(910,766)
Net change in unrealized appreciation (depreciation) on investments	16,323	(456,342)
Net increase (decrease) in net assets resulting from operations	645,901	(1,019,754)

Distributions to shareholders	—	(969,331)

Capital share transactions:
Proceeds from sale of shares	20,744,640	14,164,116
Distributions reinvested	—	969,331
Cost of shares redeemed	(20,608,427)	(19,109,028)
Net increase (decrease) from capital share transactions	136,213	(3,975,581)
Net increase (decrease) in net assets	782,114	(5,964,666)

Net assets:
Beginning of period	6,486,035	12,450,701
End of period	$7,268,149	$6,486,035

Capital share activity:
Shares sold	222,327	149,059
Shares issued from reinvestment of distributions	—	11,051
Shares redeemed	(221,118)	(206,874)
Net increase (decrease) in shares	1,209	(46,764)

48 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$85.46	$101.51	$87.09	$62.42	$81.37	$71.69
Income (loss) from investment operations:
Net investment income (loss)[b]	1.71	3.23	(.17)	(.96)	(.47)	.61
Net gain (loss) on investments (realized and unrealized)	7.10	(9.32)	20.44	25.63	(18.06)	10.26
Total from investment operations	8.81	(6.09)	20.27	24.67	(18.53)	10.87
Less distributions from:
Net investment income	—	(9.96)	(5.85)	—	(.42)	(1.19)
Total distributions	—	(9.96)	(5.85)	—	(.42)	(1.19)
Net asset value, end of period	$94.27	$85.46	$101.51	$87.09	$62.42	$81.37

Total Return[c]	10.31%	(6.24%)	22.88%	39.52%	(22.72%)	15.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,268	$6,486	$12,451	$8,767	$3,505	$3,193
Ratios to average net assets:
Net investment income (loss)	3.72%	3.46%	(0.15%)	(1.20%)	(0.82%)	0.77%
Total expenses[d]	1.90%	1.89%	1.88%	1.86%	1.88%	1.98%
Net expenses[e]	1.66%	1.68%	1.71%	1.67%	1.69%	1.78%
Portfolio turnover rate	—	—	—	92%	123%	128%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidairies and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2024, the Trust consisted of forty-nine Funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund	Investment Company Type
Long Short Equity Fund	Non-diversified
Global Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified
Commodities Strategy Fund	Non-diversified

The Commodities Strategy Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Security Investors, LLC (“Security Investors” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Consolidation of Subsidiaries

The consolidated financial statements of each of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund may invest up to 25% of its total assets in its respective Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2024	% of Net Assets of the Fund at June 30, 2024
Global Managed Futures Strategy Fund	11/07/08	$1,721,360	12.4%
Multi-Hedge Strategies Fund	04/15/09	1,522,604	3.9%
Commodities Strategy Fund	07/21/09	1,333,923	18.4%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures,

50 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If a pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Consolidated Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Consolidated Statements of Operations (or Statement of Operations for the Guggenheim Long Short Equity Fund) as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities (or Statement of Assets and Liabilities for the Guggenheim Long Short Equity Fund).

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts

52 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at June 30, 2024.

(k) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments, as applicable. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Consolidated Statements of Assets and Liabilities (and Statement of Assets and Liabilities for the Guggenheim Long Short Equity Fund). Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements (and Notes to Financial Statements for the Guggenheim Long Short Equity Fund).

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Consolidated Statements of Assets and Liabilities (and Statement of Assets and Liabilities for the Guggenheim Long Short Equity Fund); securities held as collateral are noted on the Funds’ Consolidated Schedules of Investments (and Schedule of Investments for the Guggenheim Long Short Equity Fund).

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Global Managed Futures Strategy Fund	Hedge, Speculation, Leverage, Liquidity	$30,144,273	$36,031,344
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	72,850,848	55,288,707
Commodities Strategy Fund	Index exposure, Liquidity	7,884,164	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as a custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Long Short Equity Fund	Index exposure, Liquidity	$25,971,832	$30,298,474
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	32,025,619	27,230,587

54 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Assets and Liabilities (and Statement of Assets and Liabilities for the Guggenheim Long Short Equity Fund) as of June 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/currency/equity/interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Equity swap agreements	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2024:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2024
Long Short Equity Fund	$—	$1,837,426	$—	$—	$—	$1,837,426
Global Managed Futures Strategy Fund	76,388	—	101,905	60,454	154,416	393,163
Multi-Hedge Strategies Fund	34,518	2,008,345	71,867	145,770	1,059,836	3,320,336
Commodities Strategy Fund	—	—	—	—	88,753	88,753

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Futures Commodity Risk*	Total Value at June 30, 2024
Global Managed Futures Strategy Fund	$19,706	$—	$2,826	$75,638	$160,005	$258,175
Multi-Hedge Strategies Fund	104,240	311,970	136,785	123,259	849,728	1,525,982

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Consolidated Schedules of Investments (and Schedule of Investments for the Guggenheim Long Short Equity Fund). For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Consolidated Statements of Assets and Liabilities (and Statement of Assets and Liabilities for the Guggenheim Long Short Equity Fund).

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statements of Operations (and Statement of Operations for the Guggenheim Long Short Equity Fund) for the period ended June 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/currency/equity/interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Consolidated Statements of Operations (and Statement of Operations for the Guggenheim Long Short Equity Fund) categorized by primary risk exposure for the period ended June 30, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Long Short Equity Fund	$—	$(14,019)	$—	$—	$—	$(14,019)
Global Managed Futures Strategy Fund	754,931	—	(41,902)	(107,662)	(115,152)	490,215
Multi-Hedge Strategies Fund	28,745	836,675	108,560	124,179	(116,036)	982,123
Commodities Strategy Fund	—	—	—	—	482,543	482,543

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Consolidated Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Futures Commodity Risk	Total
Long Short Equity Fund	$—	$1,311,418	$—	$—	$—	$1,311,418
Global Managed Futures Strategy Fund	(53,620)	—	(25,481)	26,066	(78,880)	(131,915)
Multi-Hedge Strategies Fund	(159,229)	(495,126)	92,720	(35,179)	226,304	(370,510)
Commodities Strategy Fund	—	—	—	—	(6,431)	(6,431)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Consolidated Statements of Assets and Liabilities (and the Statement of Assets and Liabilities for the Guggenheim Long Short Equity Fund) as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds,

56 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Consolidated Statements of Assets and Liabilities (and Statement of Assets and Liabilities for the Guggenheim Long Short Equity Fund).

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Assets Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$1,837,426	$—	$1,837,426	$—	$—	$1,837,426
Multi-Hedge Strategies Fund	Custom basket swap agreements	2,008,345	—	2,008,345	(311,970)	—	1,696,375

					Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Consolidated Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Multi-Hedge Strategies Fund	Custom basket swap agreements	$311,970	$—	$311,970	$(311,970)	$—	$—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Global Managed Futures Strategy Fund	Goldman Sachs International	Futures contracts	$2,038	$—
Multi-Hedge Strategies Fund	Goldman Sachs International	Futures contracts	385,471	—
Commodities Strategy Fund	Goldman Sachs International	Futures contracts	336,818	—

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

For the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund, GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by that Fund’s Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiaries, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2024, the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund waived $9,473, $9,289 and $5,585, respectively, related to advisory fees in its respective Subsidiary.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

58 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan under which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2024, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Global Managed Futures Strategy Fund	$89
Multi-Hedge Strategies Fund	673
Commodities Strategy Fund	1,887

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for the Commodities Strategy Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets. This arrangement took effect on August 1, 2023 and the end of the initial term was August 1, 2024. This agreement automatically renews for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
5.32%			0.25% - 1.25%
Due 07/01/24	$43,706,715	$43,726,092	Due 05/31/25 - 12/31/26	$48,026,100	$44,579,381

			U.S. Treasury Strip
			0.00%
			Due 11/15/26 - 02/15 27	1,630	1,468
				48,027,730	44,580,849

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
5.30%			0.13%
Due 07/01/24	34,457,607	34,472,826	Due 02/15/51	33,963,856	20,155,050

			U.S. Treasury Strips
			0.00%
			Due 02/15/44 - 08/15/48	44,528,500	14,991,724
				78,492,356	35,146,774

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Consolidated Statements of Operations (and Statement of Operations for the Guggenheim Long Short Equity Fund) is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2024, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Consolidated Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Long Short Equity Fund	$52,847	$(52,847)	$—	$52,860	$—	$52,860
Multi-Hedge Strategies Fund	625,086	(625,086)	—	632,157	—	632,157

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

60 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

The Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund intend to invest up to 25% of their assets in their respective Subsidiaries which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as each Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Long Short Equity Fund	$25,149,115	$4,038,933	$(751,548)	$3,287,385
Global Managed Futures Strategy Fund	13,990,750	393,339	(287,340)	105,999
Multi-Hedge Strategies Fund	30,334,436	4,068,904	(2,726,400)	1,342,504
Commodities Strategy Fund	7,642,207	88,717	(685,184)	(596,467)

Note 9 – Securities Transactions

For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$41,835,837	$42,375,860
Global Managed Futures Strategy Fund	—	—
Multi-Hedge Strategies Fund	30,372,363	29,969,905
Commodities Strategy Fund	—	—

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2024, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 3, 2024, the line of credit agreement was renewed and expires on November 18, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.50% for the period ended June 30, 2024. The Funds did not have any borrowings outstanding under this agreement at June 30, 2024.

The average daily balances borrowed for the period ended June 30, 2024, were as follows:

Fund	Average Daily Balance
Long Short Equity Fund	$3,432
Multi-Hedge Strategies Fund	762

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic condition), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

On May 24, 2024, the Board approved a proposal to close and liquidate Long Short Equity Fund pursuant to the terms of a Plan of Liquidation (the “Liquidation”), subject to shareholder approval. On July 22, 2024, shareholders approved the Liquidation, which was completed on August 16, 2024.

The Funds evaluated subsequent events through the date the consolidated financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ consolidated financial statements.

62 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

64 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

66 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Report of the Rydex Variable Trust Board of Trustees

As discussed further below, the Board, including the Independent Trustees, approved the renewal of the investment management agreement between the Trust, on behalf of each Fund listed below, and Security Investors (the “Advisory Agreement”) at a meeting held on May 20-21, 2024.

Tradable Funds*** (Including Sector Funds)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse Mid-Cap Strategy Fund
●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 Strategy Fund
●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund*	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	S&P 500 2x Strategy Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.”
***	Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors,

[1]

Security Investors also serves as investment adviser to each of the Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC, and Rydex Variable Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund, respectively, that are organized as exempted companies under the laws of the Cayman Islands and used by the Funds to obtain exposure to commodities. Pursuant to separate investment management agreements between Security Investors and each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), each Subsidiary pays Security Investors an advisory fee at the same rate that its respective Fund pays Security Investors under the Advisory Agreement between the Trust, on behalf of the Funds, and Security Investors. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Subsidiary Advisory Agreements. In addition, Security Investors has entered into a separate waiver agreement, with respect to each applicable Fund, pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each Fund for so long as the Fund invests in its respective Subsidiary, and may be terminated only with the approval of the Board.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 16, 2024 (the “April Meeting”) and May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

As a part of its analysis, the Committee considered that Guggenheim had engaged in a strategic review of the Guggenheim fund line-up beginning in 2023, which resulted in a recommendation to the Board in 2024 for the Long Short Equity Fund to be liquidated and terminated (the “Proposed Liquidation”). The Committee noted that the Board was engaged in an extensive due diligence process to evaluate the Proposed Liquidation, which was ongoing at the time of the May Board Meeting (defined below), at which meeting the Advisory Agreement was being considered for renewal. The Committee considered the potential timing of the Proposed Liquidation and that the continuation of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board and by shareholders, and would provide for the operation of the Fund to continue in the event the Board or shareholders do not approve the Proposed Liquidation.

68 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered Guggenheim’s discussions with the Committee and the Board regarding the Proposed Liquidation, including at the April Meeting and the May Meetings. In this regard, the Committee considered Guggenheim’s representation that it continues to manage the Long Short Equity Fund in the best interest of the Fund and its shareholders and will continue to do so for so long as it serves as investment adviser to the Fund, including until the Proposed Liquidation, if approved by the Board and by shareholders, is completed. In addition, the Committee considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2023, 2022 and 2021. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2023 and 2022, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee also considered management’s representations at the April Meeting that there continued to be a high level of trading activity in the Tradable Funds and that the Tradable Funds continued to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2023, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2024. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund slightly underperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2023, and that its performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year time periods.

70 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. With respect to Multi-Hedge Strategies Fund, the Committee considered that the performance universe is limited in size and is comprised of only one other fund. The Committee observed that the returns of each Alternative Fund ranked in the first quartile of its performance universe for each of the five-year and three-year periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to the Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee of 0.90% of its average daily net assets was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted the continuation through August 1, 2025 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each such Fund by 0.05% of its average daily net assets.3 For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee also considered that each Fund’s net effective management fee was generally competitive. The Committee noted that for Funds with a higher total net expense ratio as compared to the peer fund, the higher total net expense ratio was driven primarily by the higher other operating expenses of each such Fund.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

[3]

Inverse Government Long Bond Strategy Fund, Inverse Dow 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, NASDAQ-100 2x Strategy Fund, Europe 1.25x Strategy Fund, Russell 2000 2x Strategy Fund, Dow 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500 2x Strategy Fund and Mid Cap 1.5x Strategy Fund.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee was lower than that of the comparable peer fund and the Fund’s net effective management fee and total net expense ratio were higher than those of the comparable peer fund.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered management’s agreement, as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of the Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2024, with an initial term ending August 1, 2025, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. The Committee also considered the continuation, through August 1, 2025, of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. As stated above, the Committee also noted the continuation, through August 1, 2025, of management’s separate agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for Multi-Hedge Strategies Fund each rank in the first quartile of the Fund’s peer group. In addition, the Committee made the following observations:

Global Managed Futures Strategy Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peer. The Committee considered that the peer group is limited in size and is comprised of only one other fund.

Long Short Equity Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peers. The Committee considered that the peer group is limited in size and is comprised of only two other funds. The Committee also considered the small size of the Fund and that it was proposed for liquidation.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2023, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2022 and December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

72 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2023 was attributable to decreased product and distribution related costs driven by lower average assets under management (which also resulted in decreased revenue from the funds in the Guggenheim fund complex), decreased expense waivers and reimbursements, and decreased expenses associated with non-recurring items.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement. As a part of its considerations, the Board noted its ongoing evaluation of the Proposed Liquidation for the Long Short Equity Fund and determined that the renewal of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board and by shareholders, and would provide for the operation of the Fund to continue in the event the Board or shareholders do not approve the Proposed Liquidation. (Following the May Board Meeting, the Board approved the Proposed Liquidation, subject to shareholder approval, at a reconvening of the May Board Meeting held by videoconference on May 24, 2024.)

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73

6.30.2024

Rydex Variable Trust Funds Semi-Annual Financial Report

Domestic Equity Funds
Nova Fund
Inverse S&P 500® Strategy Fund
NASDAQ-100® Fund
Inverse NASDAQ-100® Strategy Fund
S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 2x Strategy Fund
Russell 2000® 1.5x Strategy Fund
Inverse Russell 2000® Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund

Fixed Income Funds
Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund

Money Market Fund
U.S. Government Money Market Fund

GuggenheimInvestments.com	RVATB1-SEMI-2-0624x1224

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Financial Report)
NOVA FUND	2
INVERSE S&P 500® STRATEGY FUND	12
NASDAQ-100® FUND	18
INVERSE NASDAQ-100® STRATEGY FUND	25
S&P 500® 2x STRATEGY FUND	30
NASDAQ-100® 2x STRATEGY FUND	39
MID-CAP 1.5x STRATEGY FUND	45
INVERSE MID-CAP STRATEGY FUND	54
RUSSELL 2000® 2x STRATEGY FUND	59
RUSSELL 2000® 1.5x STRATEGY FUND	64
INVERSE RUSSELL 2000® STRATEGY FUND	88
DOW 2x STRATEGY FUND	93
INVERSE DOW 2x STRATEGY FUND	98
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	103
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	108
HIGH YIELD STRATEGY FUND	114
U.S. GOVERNMENT MONEY MARKET FUND	120
NOTES TO FINANCIAL STATEMENTS	125
OTHER INFORMATION	142
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	144
Item 9: Proxy Disclosures for Open-End Management Investment Companies	145
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies	146
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	147

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
NOVA FUND

	Shares	Value
COMMON STOCKS† - 74.5%

Technology - 23.4%
Microsoft Corp.	5,065	$2,263,802
NVIDIA Corp.	16,765	2,071,148
Apple, Inc.	9,824	2,069,131
Broadcom, Inc.	297	476,842
Advanced Micro Devices, Inc.*	1,102	178,755
Salesforce, Inc.	662	170,200
Adobe, Inc.*	305	169,440
Oracle Corp.	1,086	153,343
QUALCOMM, Inc.	762	151,775
Applied Materials, Inc.	566	133,570
Accenture plc — Class A	429	130,163
Intuit, Inc.	191	125,527
Texas Instruments, Inc.	621	120,803
ServiceNow, Inc.*	140	110,134
International Business Machines Corp.	626	108,267
Micron Technology, Inc.	755	99,305
Lam Research Corp.	89	94,772
Intel Corp.	2,901	89,844
Analog Devices, Inc.	338	77,152
KLA Corp.	92	75,855
Synopsys, Inc.*	104	61,886
Crowdstrike Holdings, Inc. — Class A*	156	59,777
Fiserv, Inc.*	399	59,467
Cadence Design Systems, Inc.*	185	56,934
NXP Semiconductor N.V.	174	46,822
Roper Technologies, Inc.	73	41,147
Autodesk, Inc.*	146	36,128
Microchip Technology, Inc.	368	33,672
Fidelity National Information Services, Inc.	379	28,561
Super Micro Computer, Inc.*	34	27,858
Monolithic Power Systems, Inc.	33	27,116
Fortinet, Inc.*	432	26,037
MSCI, Inc. — Class A	54	26,015
Paychex, Inc.	218	25,846
Fair Isaac Corp.*	17	25,307
Gartner, Inc.*	53	23,800
Electronic Arts, Inc.	166	23,129
Cognizant Technology Solutions Corp. — Class A	339	23,052
HP, Inc.	588	20,592
ON Semiconductor Corp.*	293	20,085
ANSYS, Inc.*	59	18,968
Hewlett Packard Enterprise Co.	886	18,756
NetApp, Inc.	141	18,161
Western Digital Corp.*	223	16,897
Take-Two Interactive Software, Inc.*	108	16,793
Broadridge Financial Solutions, Inc.	81	15,957
Teradyne, Inc.	106	15,719
PTC, Inc.*	82	14,897
Tyler Technologies, Inc.*	29	14,581
Seagate Technology Holdings plc	133	13,735
Leidos Holdings, Inc.	92	13,421
Skyworks Solutions, Inc.	109	11,617
Zebra Technologies Corp. — Class A*	35	10,812
Akamai Technologies, Inc.*	104	9,368
Jack Henry & Associates, Inc.	50	8,301
Qorvo, Inc.*	66	7,659
EPAM Systems, Inc.*	40	7,524
Dayforce, Inc.*	108	5,357
Paycom Software, Inc.	33	4,720
Total Technology		9,806,302

Consumer, Non-cyclical - 12.8%
Eli Lilly & Co.	544	492,527
UnitedHealth Group, Inc.	627	319,306
Procter & Gamble Co.	1,609	265,356
Johnson & Johnson	1,640	239,702
Merck & Company, Inc.	1,726	213,679
AbbVie, Inc.	1,204	206,510
Coca-Cola Co.	2,642	168,163
PepsiCo, Inc.	937	154,540
Thermo Fisher Scientific, Inc.	260	143,780
Abbott Laboratories	1,186	123,237
Amgen, Inc.	366	114,357
Danaher Corp.	449	112,183
Pfizer, Inc.	3,862	108,059
Intuitive Surgical, Inc.*	242	107,654
Philip Morris International, Inc.	1,060	107,410
S&P Global, Inc.	218	97,228
Elevance Health, Inc.	158	85,614
Vertex Pharmaceuticals, Inc.*	176	82,495
Stryker Corp.	231	78,598
Boston Scientific Corp.*	1,002	77,164
Regeneron Pharmaceuticals, Inc.*	72	75,674
Medtronic plc	905	71,233
Automatic Data Processing, Inc.	279	66,594
Cigna Group	194	64,131
Mondelez International, Inc. — Class A	914	59,812
Gilead Sciences, Inc.	849	58,250
Bristol-Myers Squibb Co.	1,382	57,394
Colgate-Palmolive Co.	559	54,245
Zoetis, Inc.	311	53,915
Altria Group, Inc.	1,171	53,339
McKesson Corp.	89	51,979
CVS Health Corp.	856	50,555
Becton Dickinson & Co.	197	46,041
Moody’s Corp.	107	45,040
HCA Healthcare, Inc.	132	42,409
PayPal Holdings, Inc.*	713	41,375
Cintas Corp.	59	41,315
Edwards Lifesciences Corp.*	411	37,964
Kimberly-Clark Corp.	229	31,648
Dexcom, Inc.*	271	30,726
Humana, Inc.	82	30,639
United Rentals, Inc.	45	29,103
Constellation Brands, Inc. — Class A	110	28,301
IDEXX Laboratories, Inc.*	56	27,283
Moderna, Inc.*	227	26,956
IQVIA Holdings, Inc.*	124	26,219
Verisk Analytics, Inc. — Class A	97	26,146
Agilent Technologies, Inc.	200	25,926

2 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
NOVA FUND

	Shares	Value
Corteva, Inc.	475	$25,621
Cencora, Inc. — Class A	113	25,459
Quanta Services, Inc.	100	25,409
General Mills, Inc.	385	24,355
Sysco Corp.	339	24,201
Centene Corp.*	364	24,133
Monster Beverage Corp.*	483	24,126
Keurig Dr Pepper, Inc.	711	23,747
Kenvue, Inc.	1,305	23,725
Biogen, Inc.*	99	22,950
Kroger Co.	456	22,768
GE HealthCare Technologies, Inc.	289	22,519
Archer-Daniels-Midland Co.	337	20,371
Equifax, Inc.	84	20,367
ResMed, Inc.	100	19,142
Hershey Co.	101	18,567
Kraft Heinz Co.	538	17,334
Church & Dwight Company, Inc.	167	17,314
Estee Lauder Companies, Inc. — Class A	159	16,918
Global Payments, Inc.	174	16,826
West Pharmaceutical Services, Inc.	50	16,469
Cardinal Health, Inc.	166	16,321
Zimmer Biomet Holdings, Inc.	140	15,194
STERIS plc	67	14,709
Corpay, Inc.*	48	12,788
McCormick & Company, Inc.	172	12,202
Avery Dennison Corp.	55	12,026
Molina Healthcare, Inc.*	40	11,892
Hologic, Inc.*	159	11,806
Cooper Companies, Inc.*	135	11,785
Baxter International, Inc.	347	11,607
Waters Corp.*	40	11,605
Labcorp Holdings, Inc.	57	11,600
Clorox Co.	85	11,600
Align Technology, Inc.*	48	11,589
Tyson Foods, Inc. — Class A	195	11,142
Quest Diagnostics, Inc.	76	10,403
Bunge Global S.A.	97	10,357
Kellanova	179	10,325
Insulet Corp.*	48	9,686
Rollins, Inc.	191	9,319
Conagra Brands, Inc.	326	9,265
Revvity, Inc.	84	8,808
Viatris, Inc.	812	8,632
Lamb Weston Holdings, Inc.	98	8,240
J M Smucker Co.	72	7,851
Bio-Techne Corp.	107	7,666
Universal Health Services, Inc. — Class B	41	7,582
Charles River Laboratories International, Inc.*	35	7,230
Catalent, Inc.*	123	6,916
Teleflex, Inc.	32	6,731
Incyte Corp.*	108	6,547
Molson Coors Beverage Co. — Class B	124	6,303
Campbell Soup Co.	134	6,056
Hormel Foods Corp.	198	6,037
Henry Schein, Inc.*	87	5,577
Brown-Forman Corp. — Class B	122	5,269
MarketAxess Holdings, Inc.	26	5,214
Solventum Corp.*	94	4,971
DaVita, Inc.*	35	4,850
Bio-Rad Laboratories, Inc. — Class A*	14	3,824
Total Consumer, Non-cyclical		5,375,620

Communications - 11.3%
Amazon.com, Inc.*	6,242	1,206,267
Meta Platforms, Inc. — Class A	1,494	753,305
Alphabet, Inc. — Class A	4,003	729,146
Alphabet, Inc. — Class C	3,331	610,972
Netflix, Inc.*	294	198,415
Cisco Systems, Inc.	2,760	131,128
Walt Disney Co.	1,242	123,318
Verizon Communications, Inc.	2,869	118,317
Comcast Corp. — Class A	2,668	104,479
Uber Technologies, Inc.*	1,424	103,496
AT&T, Inc.	4,887	93,391
Booking Holdings, Inc.	23	91,115
Palo Alto Networks, Inc.*	220	74,582
T-Mobile US, Inc.	351	61,839
Arista Networks, Inc.*	173	60,633
Airbnb, Inc. — Class A*	301	45,641
Motorola Solutions, Inc.	114	44,010
CDW Corp.	92	20,593
Corning, Inc.	525	20,396
Charter Communications, Inc. — Class A*	67	20,030
eBay, Inc.	345	18,533
GoDaddy, Inc. — Class A*	96	13,412
Omnicom Group, Inc.	133	11,930
Warner Bros Discovery, Inc.*	1,520	11,309
Expedia Group, Inc.*	87	10,961
FactSet Research Systems, Inc.	26	10,615
VeriSign, Inc.*	59	10,490
Gen Digital, Inc.	376	9,393
Juniper Networks, Inc.	221	8,058
Interpublic Group of Companies, Inc.	257	7,476
News Corp. — Class A	258	7,113
F5, Inc.*	40	6,889
Match Group, Inc.*	181	5,499
Fox Corp. — Class A	158	5,431
Etsy, Inc.*	80	4,718
Paramount Global — Class B	337	3,501
Fox Corp. — Class B	90	2,882
News Corp. — Class B	78	2,214
Total Communications		4,761,497

Financial - 10.0%
Berkshire Hathaway, Inc. — Class B*	1,234	501,991
JPMorgan Chase & Co.	1,957	395,823
Visa, Inc. — Class A	1,073	281,630
Mastercard, Inc. — Class A	560	247,050
Bank of America Corp.	4,637	184,414
Wells Fargo & Co.	2,376	141,111
Goldman Sachs Group, Inc.	220	99,510
American Express Co.	387	89,610

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
NOVA FUND

	Shares	Value
Morgan Stanley	853	$82,903
Progressive Corp.	399	82,876
Citigroup, Inc.	1,300	82,498
Charles Schwab Corp.	1,017	74,943
BlackRock, Inc. — Class A	95	74,795
Prologis, Inc. REIT	631	70,868
Marsh & McLennan Companies, Inc.	336	70,802
Chubb Ltd.	277	70,657
American Tower Corp. — Class A REIT	318	61,813
Blackstone, Inc. — Class A	487	60,291
Intercontinental Exchange, Inc.	391	53,524
Equinix, Inc. REIT	65	49,179
CME Group, Inc. — Class A	245	48,167
KKR & Company, Inc. — Class A	452	47,568
Aon plc — Class A	148	43,450
Welltower, Inc. REIT	408	42,534
U.S. Bancorp	1,064	42,241
PNC Financial Services Group, Inc.	271	42,135
Arthur J Gallagher & Co.	149	38,637
Capital One Financial Corp.	260	35,997
Truist Financial Corp.	912	35,431
Simon Property Group, Inc. REIT	222	33,700
Digital Realty Trust, Inc. REIT	221	33,603
American International Group, Inc.	452	33,556
Travelers Companies, Inc.	156	31,721
Aflac, Inc.	352	31,437
Realty Income Corp. REIT	593	31,322
Public Storage REIT	108	31,066
Bank of New York Mellon Corp.	510	30,544
Ameriprise Financial, Inc.	68	29,049
Crown Castle, Inc. REIT	296	28,919
Allstate Corp.	180	28,739
Prudential Financial, Inc.	245	28,712
MetLife, Inc.	407	28,567
Arch Capital Group Ltd.*	255	25,727
Extra Space Storage, Inc. REIT	144	22,379
Discover Financial Services	171	22,369
CoStar Group, Inc.*	278	20,611
VICI Properties, Inc. REIT	711	20,363
Hartford Financial Services Group, Inc.	202	20,309
AvalonBay Communities, Inc. REIT	97	20,068
CBRE Group, Inc. — Class A*	206	18,356
Willis Towers Watson plc	70	18,350
Iron Mountain, Inc. REIT	200	17,924
T. Rowe Price Group, Inc.	152	17,527
M&T Bank Corp.	114	17,255
Fifth Third Bancorp	466	17,004
Equity Residential REIT	235	16,295
Raymond James Financial, Inc.	127	15,699
Nasdaq, Inc.	259	15,607
State Street Corp.	205	15,170
Brown & Brown, Inc.	161	14,395
SBA Communications Corp. REIT	73	14,330
Ventas, Inc. REIT	276	14,148
Weyerhaeuser Co. REIT	497	14,110
Invitation Homes, Inc. REIT	392	14,069
Huntington Bancshares, Inc.	988	13,022
Synchrony Financial	274	12,930
Cincinnati Financial Corp.	107	12,637
Alexandria Real Estate Equities, Inc. REIT	107	12,516
Regions Financial Corp.	624	12,505
Cboe Global Markets, Inc.	72	12,244
Essex Property Trust, Inc. REIT	44	11,977
Northern Trust Corp.	139	11,673
Principal Financial Group, Inc.	147	11,532
Everest Group Ltd.	30	11,431
Mid-America Apartment Communities, Inc. REIT	80	11,409
Citizens Financial Group, Inc.	310	11,169
W R Berkley Corp.	138	10,844
Healthpeak Properties, Inc. REIT	480	9,408
Loews Corp.	124	9,268
KeyCorp	643	9,137
Kimco Realty Corp. REIT	455	8,854
Host Hotels & Resorts, Inc. REIT	481	8,648
UDR, Inc. REIT	206	8,477
Camden Property Trust REIT	73	7,965
Regency Centers Corp. REIT	112	6,966
BXP, Inc. REIT	98	6,033
Assurant, Inc.	35	5,819
Federal Realty Investment Trust REIT	51	5,149
Globe Life, Inc.	57	4,690
Invesco Ltd.	307	4,593
Franklin Resources, Inc.	204	4,559
Total Financial		4,200,903

Consumer, Cyclical - 5.9%
Tesla, Inc.*	1,891	374,191
Costco Wholesale Corp.	302	256,697
Home Depot, Inc.	675	232,362
Walmart, Inc.	2,911	197,104
McDonald’s Corp.	491	125,126
Lowe’s Companies, Inc.	390	85,979
TJX Companies, Inc.	772	84,997
NIKE, Inc. — Class B	826	62,255
Starbucks Corp.	772	60,100
Chipotle Mexican Grill, Inc. — Class A*	950	59,518
Target Corp.	315	46,633
O’Reilly Automotive, Inc.*	40	42,242
Marriott International, Inc. — Class A	164	39,651
Hilton Worldwide Holdings, Inc.	170	37,094
PACCAR, Inc.	357	36,750
General Motors Co.	778	36,146
AutoZone, Inc.*	12	35,569
Ford Motor Co.	2,673	33,519
Ross Stores, Inc.	229	33,278
Copart, Inc.*	596	32,279
DR Horton, Inc.	202	28,468
WW Grainger, Inc.	30	27,067
Cummins, Inc.	93	25,754
Royal Caribbean Cruises Ltd.*	161	25,668
Yum! Brands, Inc.	192	25,432
Lennar Corp. — Class A	167	25,028

4 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
NOVA FUND

	Shares	Value
Fastenal Co.	390	$24,508
Lululemon Athletica, Inc.*	78	23,299
Delta Air Lines, Inc.	440	20,874
Dollar General Corp.	150	19,835
Tractor Supply Co.	73	19,710
Deckers Outdoor Corp.*	17	16,455
PulteGroup, Inc.	143	15,745
NVR, Inc.*	2	15,177
Dollar Tree, Inc.*	141	15,055
Genuine Parts Co.	95	13,140
Aptiv plc*	185	13,028
Carnival Corp.*	688	12,879
Ulta Beauty, Inc.*	33	12,734
Domino’s Pizza, Inc.	24	12,392
Darden Restaurants, Inc.	81	12,257
Southwest Airlines Co.	408	11,673
Best Buy Company, Inc.	131	11,042
Las Vegas Sands Corp.	249	11,018
United Airlines Holdings, Inc.*	224	10,900
Live Nation Entertainment, Inc.*	97	9,093
Pool Corp.	26	7,991
CarMax, Inc.*	107	7,847
MGM Resorts International*	171	7,599
LKQ Corp.	182	7,569
Tapestry, Inc.	157	6,718
Bath & Body Works, Inc.	152	5,936
Walgreens Boots Alliance, Inc.	488	5,902
Caesars Entertainment, Inc.*	147	5,842
Wynn Resorts Ltd.	64	5,728
Norwegian Cruise Line Holdings Ltd.*	292	5,487
Hasbro, Inc.	89	5,207
American Airlines Group, Inc.*	447	5,064
BorgWarner, Inc.	155	4,997
Ralph Lauren Corp. — Class A	27	4,727
Total Consumer, Cyclical		2,456,335

Industrial - 5.3%
General Electric Co.	746	118,592
Caterpillar, Inc.	333	110,922
Honeywell International, Inc.	444	94,812
Union Pacific Corp.	416	94,124
RTX Corp.	906	90,953
Eaton Corporation plc	272	85,286
Boeing Co.*	393	71,530
Lockheed Martin Corp.	146	68,197
United Parcel Service, Inc. — Class B	497	68,015
Deere & Co.	176	65,759
Amphenol Corp. — Class A	819	55,176
Waste Management, Inc.	249	53,122
Trane Technologies plc	154	50,655
TransDigm Group, Inc.	38	48,549
FedEx Corp.	154	46,175
General Dynamics Corp.	155	44,972
CSX Corp.	1,332	44,555
Parker-Hannifin Corp.	88	44,511
Illinois Tool Works, Inc.	185	43,838
Emerson Electric Co.	390	42,962
Northrop Grumman Corp.	95	41,415
3M Co.	377	38,526
Carrier Global Corp.	571	36,019
Norfolk Southern Corp.	154	33,062
GE Vernova, Inc.*	187	32,073
TE Connectivity Ltd.	209	31,440
Johnson Controls International plc	459	30,510
L3Harris Technologies, Inc.	129	28,971
Republic Services, Inc. — Class A	140	27,207
Otis Worldwide Corp.	276	26,568
AMETEK, Inc.	158	26,340
Ingersoll Rand, Inc.	275	24,981
Martin Marietta Materials, Inc.	42	22,756
Vulcan Materials Co.	90	22,381
Xylem, Inc.	165	22,379
Rockwell Automation, Inc.	78	21,472
Old Dominion Freight Line, Inc.	121	21,369
Mettler-Toledo International, Inc.*	15	20,964
Howmet Aerospace, Inc.	264	20,494
Westinghouse Air Brake Technologies Corp.	120	18,966
Fortive Corp.	240	17,784
Garmin Ltd.	105	17,106
Dover Corp.	94	16,962
Keysight Technologies, Inc.*	119	16,273
Veralto Corp.	150	14,320
Axon Enterprise, Inc.*	48	14,123
Hubbell, Inc.	37	13,523
Ball Corp.	212	12,724
Teledyne Technologies, Inc.*	32	12,415
Expeditors International of Washington, Inc.	96	11,980
Jacobs Solutions, Inc.	85	11,875
Builders FirstSource, Inc.*	83	11,488
Textron, Inc.	130	11,162
Packaging Corporation of America	61	11,136
IDEX Corp.	52	10,462
Masco Corp.	150	10,000
Amcor plc	985	9,633
Snap-on, Inc.	36	9,410
Trimble, Inc.*	166	9,283
J.B. Hunt Transport Services, Inc.	56	8,960
Jabil, Inc.	82	8,921
Westrock Co.	176	8,846
Pentair plc	113	8,664
Nordson Corp.	37	8,582
Stanley Black & Decker, Inc.	105	8,389
Allegion plc	60	7,089
CH Robinson Worldwide, Inc.	80	7,050
A O Smith Corp.	82	6,706
Huntington Ingalls Industries, Inc.	27	6,651
Generac Holdings, Inc.*	41	5,421
Mohawk Industries, Inc.*	36	4,089
Total Industrial		2,221,625

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
NOVA FUND

	Shares	Value
Energy - 2.8%
Exxon Mobil Corp.	3,057	$351,922
Chevron Corp.	1,168	182,699
ConocoPhillips	797	91,161
EOG Resources, Inc.	392	49,341
Schlumberger N.V.	974	45,953
Marathon Petroleum Corp.	240	41,635
Phillips 66	289	40,798
Williams Companies, Inc.	831	35,317
Valero Energy Corp.	223	34,957
ONEOK, Inc.	398	32,457
Occidental Petroleum Corp.	453	28,553
Hess Corp.	188	27,734
Kinder Morgan, Inc.	1,316	26,149
Diamondback Energy, Inc.	122	24,423
Baker Hughes Co.	680	23,916
Devon Energy Corp.	431	20,429
Halliburton Co.	603	20,369
Targa Resources Corp.	151	19,446
First Solar, Inc.*	73	16,459
Coterra Energy, Inc. — Class A	507	13,522
Equities Corp.	301	11,131
Marathon Oil Corp.	384	11,009
Enphase Energy, Inc.*	93	9,273
APA Corp.	245	7,213
Total Energy		1,165,866

Utilities - 1.7%
NextEra Energy, Inc.	1,400	99,134
Southern Co.	745	57,790
Duke Energy Corp.	526	52,721
Constellation Energy Corp.	215	43,058
Sempra	431	32,782
American Electric Power Company, Inc.	359	31,499
Dominion Energy, Inc.	571	27,979
PG&E Corp.	1,456	25,422
Public Service Enterprise Group, Inc.	339	24,984
Exelon Corp.	682	23,604
Consolidated Edison, Inc.	236	21,103
Xcel Energy, Inc.	379	20,242
Vistra Corp.	223	19,174
Edison International	262	18,814
American Water Works Company, Inc.	133	17,178
WEC Energy Group, Inc.	215	16,869
DTE Energy Co.	141	15,653
Entergy Corp.	146	15,622
PPL Corp.	503	13,908
Eversource Energy	240	13,610
FirstEnergy Corp.	353	13,509
CenterPoint Energy, Inc.	436	13,507
Ameren Corp.	182	12,942
CMS Energy Corp.	204	12,144
Atmos Energy Corp.	103	12,015
NRG Energy, Inc.	142	11,056
Alliant Energy Corp.	175	8,908
NiSource, Inc.	306	8,816
AES Corp.	484	8,504
Evergy, Inc.	157	8,316
Pinnacle West Capital Corp.	77	5,881
Total Utilities		706,744

Basic Materials - 1.3%
Linde plc	328	143,930
Freeport-McMoRan, Inc.	979	47,579
Sherwin-Williams Co.	159	47,450
Ecolab, Inc.	173	41,174
Air Products and Chemicals, Inc.	152	39,224
Newmont Corp.	786	32,910
Nucor Corp.	163	25,767
Dow, Inc.	479	25,411
DuPont de Nemours, Inc.	285	22,940
PPG Industries, Inc.	160	20,142
LyondellBasell Industries N.V. — Class A	175	16,740
International Flavors & Fragrances, Inc.	174	16,566
Steel Dynamics, Inc.	101	13,080
International Paper Co.	237	10,227
CF Industries Holdings, Inc.	125	9,265
Celanese Corp. — Class A	68	9,172
Eastman Chemical Co.	80	7,838
Albemarle Corp.	80	7,642
Mosaic Co.	219	6,329
FMC Corp.	85	4,892
Total Basic Materials		548,278

Total Common Stocks
(Cost $21,843,665)		31,243,170

MUTUAL FUNDS† - 9.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	202,415	2,012,004
Guggenheim Strategy Fund II1	78,932	1,945,663
Total Mutual Funds
(Cost $3,941,469)		3,957,667

	Face Amount
U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	$487,000	486,435
5.23% due 09/12/24[3,4]	450,000	445,221
Total U.S. Treasury Bills
(Cost $931,657)		931,656

6 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
NOVA FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,5 - 14.3%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	$3,347,874	$3,347,874
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	2,639,405	2,639,405
Total Repurchase Agreements
(Cost $5,987,279)		5,987,279

Total Investments - 100.4%
(Cost $32,704,070)		$42,119,772
Other Assets & Liabilities, net - (0.4)%		(155,236)
Total Net Assets - 100.0%		$41,964,536

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	38	Sep 2024	$10,494,650	$39,401

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	09/26/24	2,695	$14,717,194	$13,461
Barclays Bank plc	S&P 500 Index	Pay	5.94% (SOFR + 0.60%)	At Maturity	09/25/24	766	4,183,402	9,657
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	09/26/24	429	2,341,284	(3,778)
							$21,241,880	$19,340

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,243,170	$—	$—	$31,243,170
Mutual Funds	3,957,667	—	—	3,957,667
U.S. Treasury Bills	—	931,656	—	931,656
Repurchase Agreements	—	5,987,279	—	5,987,279
Equity Futures Contracts**	39,401	—	—	39,401
Equity Index Swap Agreements**	—	23,118	—	23,118
Total Assets	$35,240,238	$6,942,053	$—	$42,182,291

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$3,778	$—	$3,778

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,933,823	$—	$—	$—	$11,840	$1,945,663	78,932	$54,505
Guggenheim Ultra Short Duration Fund — Institutional Class	1,993,787	—	—	—	18,217	2,012,004	202,415	52,048
	$3,927,610	$—	$—	$—	$30,057	$3,957,667		$106,553

8 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $22,775,322)	$32,174,826
Investments in affiliated issuers, at value (cost $3,941,469)	3,957,667
Repurchase agreements, at value (cost $5,987,279)	5,987,279
Cash	209
Unrealized appreciation on OTC swap agreements	23,118
Receivables:
Dividends	32,764
Fund shares sold	14,850
Interest	2,650
Securities sold	1,152
Securities lending income	3
Total assets	42,194,518

Liabilities:
Segregated cash due to broker	40,000
Unrealized depreciation on OTC swap agreements	3,778
Payable for:
Variation margin on futures contracts	42,750
Management fees	23,360
Professional fees	22,852
Fund shares redeemed	20,031
Printing fees	18,316
Transfer agent fees	13,696
Swap settlement	12,129
Investor service fees	7,915
Portfolio accounting and administration fees	3,324
Trustees’ fees*	308
Miscellaneous	21,523
Total liabilities	229,982
Net assets	$41,964,536

Net assets consist of:
Paid in capital	$39,706,839
Total distributable earnings (loss)	2,257,697
Net assets	$41,964,536
Capital shares outstanding	216,644
Net asset value per share	$193.70

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $55)	$189,245
Dividends from securities of affiliated issuers	106,553
Interest	130,001
Income from securities lending, net	85
Total investment income	425,884

Expenses:
Management fees	133,045
Investor service fees	44,348
Transfer agent fees	46,776
Professional fees	31,315
Portfolio accounting and administration fees	27,496
Interest expense	8,852
Custodian fees	2,297
Trustees’ fees*	2,255
Miscellaneous	7,659
Total expenses	304,043
Less:
Expenses reimbursed by Adviser	(8,869)
Expenses waived by Adviser	(2,491)
Total waived/reimbursed expenses	(11,360)
Net expenses	292,683
Net investment income	133,201

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	749,747
Swap agreements	2,149,309
Futures contracts	1,049,018
Net realized gain	3,948,074
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,815,248
Investments in affiliated issuers	30,057
Swap agreements	(233,831)
Futures contracts	25,294
Net change in unrealized appreciation (depreciation)	2,636,768
Net realized and unrealized gain	6,584,842
Net increase in net assets resulting from operations	$6,718,043

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$133,201	$244,735
Net realized gain on investments	3,948,074	1,922,938
Net change in unrealized appreciation (depreciation) on investments	2,636,768	4,950,491
Net increase in net assets resulting from operations	6,718,043	7,118,164

Capital share transactions:
Proceeds from sale of shares	65,199,663	171,778,579
Cost of shares redeemed	(66,026,067)	(159,337,276)
Net increase (decrease) from capital share transactions	(826,404)	12,441,303
Net increase in net assets	5,891,639	19,559,467

Net assets:
Beginning of period	36,072,897	16,513,430
End of period	$41,964,536	$36,072,897

Capital share activity:
Shares sold	378,192	1,240,816
Shares redeemed	(386,472)	(1,154,954)
Net increase (decrease) in shares	(8,280)	85,862

10 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$160.38	$118.75	$196.72	$144.74	$135.68	$94.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.66	1.17	.15	(.76)	(.30)	.90
Net gain (loss) on investments (realized and unrealized)	32.66	40.46	(58.50)	60.70	24.12	41.55
Total from investment operations	33.32	41.63	(58.35)	59.94	23.82	42.45
Less distributions from:
Net investment income	—	—	(.67)	(.61)	(1.16)	(1.32)
Net realized gains	—	—	(18.95)	(7.35)	(13.60)	—
Total distributions	—	—	(19.62)	(7.96)	(14.76)	(1.32)
Net asset value, end of period	$193.70	$160.38	$118.75	$196.72	$144.74	$135.68

Total Return[c]	20.78%	35.06%	(30.26%)	42.18%	20.03%	45.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,965	$36,073	$16,513	$63,584	$45,692	$36,545
Ratios to average net assets:
Net investment income (loss)	0.75%	0.85%	0.10%	(0.44%)	(0.24%)	0.77%
Total expenses[d]	1.71%	1.76%	1.67%	1.60%	1.73%	1.72%
Net expenses[e]	1.65%	1.72%	1.65%	1.57%	1.68%	1.66%
Portfolio turnover rate	151%	413%	748%	408%	650%	336%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 28.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	21,574	$214,442
Guggenheim Strategy Fund II1	8,649	213,187
Total Mutual Funds
(Cost $425,277)		427,629

	Face Amount
U.S. TREASURY BILLS†† - 21.3%
U.S. Treasury Bills
5.20% due 07/05/24[2]	$300,000	299,824
5.23% due 09/12/24[2,3]	25,000	24,735
Total U.S. Treasury Bills
(Cost $324,561)		324,559

FEDERAL AGENCY NOTES†† - 6.6%
Fannie Mae
1.75% due 07/02/24	100,000	99,990
Total Federal Agency Notes
(Cost $99,990)		99,990
FEDERAL AGENCY DISCOUNT NOTES†† - 6.5%
Farmer Mac
5.09% due 07/17/24[2]	100,000	99,766
Total Federal Agency Discount Notes
(Cost $99,766)		99,766

REPURCHASE AGREEMENTS††,4 - 41.3%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[3]	352,621	352,621
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[3]	278,000	278,000
Total Repurchase Agreements
(Cost $630,621)		630,621

Total Investments - 103.7%
(Cost $1,580,215)		$1,582,565
Other Assets & Liabilities, net - (3.7)%		(55,998)
Total Net Assets - 100.0%		$1,526,567

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	5.53% (Federal Funds Rate + 0.20%)	At Maturity	09/26/24	36	$197,423	$318
Goldman Sachs International	S&P 500 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	09/26/24	141	770,589	(839)
Barclays Bank plc	S&P 500 Index	Receive	5.64% (SOFR + 0.30%)	At Maturity	09/25/24	103	562,666	(1,300)
							$1,530,678	$(1,821)

12 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
INVERSE S&P 500® STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$427,629	$—	$—	$427,629
U.S. Treasury Bills	—	324,559	—	324,559
Federal Agency Notes	—	99,990	—	99,990
Federal Agency Discount Notes	—	99,766	—	99,766
Repurchase Agreements	—	630,621	—	630,621
Equity Index Swap Agreements**	—	318	—	318
Total Assets	$427,629	$1,155,254	$—	$1,582,883

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,139	$—	$2,139

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$211,890	$—	$—	$—	$1,297	$213,187	8,649	$5,972
Guggenheim Ultra Short Duration Fund — Institutional Class	212,500	—	—	—	1,942	214,442	21,574	5,547
	$424,390	$—	$—	$—	$3,239	$427,629		$11,519

14 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $524,317)	$524,315
Investments in affiliated issuers, at value (cost $425,277)	427,629
Repurchase agreements, at value (cost $630,621)	630,621
Segregated cash with broker	28,404
Unrealized appreciation on OTC swap agreements	318
Receivables:
Fund shares sold	1,855
Dividends	1,819
Interest	1,149
Total assets	1,616,110

Liabilities:
Unrealized depreciation on OTC swap agreements	2,139
Payable for:
Fund shares redeemed	83,609
Management fees	782
Transfer agent fees	462
Investor service fees	229
Swap settlement	101
Portfolio accounting and administration fees	50
Trustees’ fees*	10
Miscellaneous	2,161
Total liabilities	89,543
Net assets	$1,526,567

Net assets consist of:
Paid in capital	$20,893,216
Total distributable earnings (loss)	(19,366,649)
Net assets	$1,526,567
Capital shares outstanding	56,185
Net asset value per share	$27.17

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$11,519
Interest	19,814
Total investment income	31,333

Expenses:
Management fees	5,243
Investor service fees	1,457
Transfer agent fees	1,638
Professional fees	1,127
Portfolio accounting and administration fees	903
Trustees’ fees*	83
Custodian fees	76
Miscellaneous	51
Total expenses	10,578
Less:
Expenses reimbursed by Adviser	(583)
Expenses waived by Adviser	(265)
Total waived/reimbursed expenses	(848)
Net expenses	9,730
Net investment income	21,603

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(132,292)
Futures contracts	(33,023)
Net realized loss	(165,315)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(34)
Investments in affiliated issuers	3,239
Swap agreements	3,118
Futures contracts	14,108
Net change in unrealized appreciation (depreciation)	20,431
Net realized and unrealized loss	(144,884)
Net decrease in net assets resulting from operations	$(123,281)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,603	$105,366
Net realized loss on investments	(165,315)	(444,705)
Net change in unrealized appreciation (depreciation) on investments	20,431	(177,366)
Net decrease in net assets resulting from operations	(123,281)	(516,705)

Distributions to shareholders	—	(45,498)

Capital share transactions:
Proceeds from sale of shares	4,767,860	93,249,805
Distributions reinvested	—	45,498
Cost of shares redeemed	(4,290,858)	(97,716,195)
Net increase (decrease) from capital share transactions	477,002	(4,420,892)
Net increase (decrease) in net assets	353,721	(4,983,095)

Net assets:
Beginning of period	1,172,846	6,155,941
End of period	$1,526,567	$1,172,846

Capital share activity:
Shares sold	167,653	2,800,795
Shares issued from reinvestment of distributions	—	1,477
Shares redeemed	(150,534)	(2,933,004)
Net increase (decrease) in shares	17,119	(130,732)

16 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$30.02	$36.25	$31.10	$41.16	$55.29	$72.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.53	1.11	.05	(.53)	(.48)	.44
Net gain (loss) on investments (realized and unrealized)	(3.38)	(6.51)	5.10 [f]	(9.53)	(13.31)	(16.97)
Total from investment operations	(2.85)	(5.40)	5.15	(10.06)	(13.79)	(16.53)
Less distributions from:
Net investment income	—	(.83)	—	—	(.34)	(.53)
Total distributions	—	(.83)	—	—	(.34)	(.53)
Net asset value, end of period	$27.17	$30.02	$36.25	$31.10	$41.16	$55.29

Total Return[c]	(9.49%)	(14.95%)	16.56%	(24.44%)	(25.02%)	(22.91%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,527	$1,173	$6,156	$2,488	$1,407	$1,759
Ratios to average net assets:
Net investment income (loss)	3.71%	3.30%	0.13%	(1.48%)	(0.93%)	0.71%
Total expenses[d]	1.82%	1.86%	1.82%	1.74%	1.88%	1.88%
Net expenses[e]	1.67%	1.76%	1.75%	1.69%	1.83%	1.82%
Portfolio turnover rate	—	—	—	1,675%	1,417%	442%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 83.0%

Technology - 41.8%
Microsoft Corp.	21,598	$9,653,226
Apple, Inc.	44,560	9,385,227
NVIDIA Corp.	71,481	8,830,763
Broadcom, Inc.	3,478	5,584,033
Advanced Micro Devices, Inc.*	12,131	1,967,769
Adobe, Inc.*	3,363	1,868,281
QUALCOMM, Inc.	8,376	1,668,332
Applied Materials, Inc.	6,214	1,466,442
Intuit, Inc.	2,098	1,378,827
Texas Instruments, Inc.	6,834	1,329,418
Micron Technology, Inc.	8,311	1,093,146
Lam Research Corp.	981	1,044,618
Intel Corp.	31,949	989,460
Analog Devices, Inc.	3,724	850,040
KLA Corp.	1,011	833,580
ASML Holding N.V. — Class G	683	698,525
Synopsys, Inc.*	1,150	684,319
Crowdstrike Holdings, Inc. — Class A*	1,731	663,302
Cadence Design Systems, Inc.*	2,043	628,733
NXP Semiconductor N.V.	1,919	516,384
Marvell Technology, Inc.	6,497	454,140
Roper Technologies, Inc.	803	452,619
Autodesk, Inc.*	1,617	400,127
Microchip Technology, Inc.	4,030	368,745
Workday, Inc. — Class A*	1,591	355,684
Fortinet, Inc.*	5,734	345,588
Paychex, Inc.	2,702	320,349
Datadog, Inc. — Class A*	2,315	300,232
Electronic Arts, Inc.	1,999	278,521
Cognizant Technology Solutions Corp. — Class A	3,732	253,776
ON Semiconductor Corp.*	3,229	221,348
Zscaler, Inc.*	1,125	216,214
Atlassian Corp. — Class A*	1,196	211,548
ANSYS, Inc.*	655	210,583
GLOBALFOUNDRIES, Inc.*,1	4,140	209,318
Take-Two Interactive Software, Inc.*	1,286	199,960
ARM Holdings plc ADR*,1	882	144,313
MongoDB, Inc.*	551	137,728
Total Technology		56,215,218

Communications - 21.0%
Amazon.com, Inc.*	30,240	5,843,880
Meta Platforms, Inc. — Class A	10,131	5,108,253
Alphabet, Inc. — Class A	17,069	3,109,118
Alphabet, Inc. — Class C	16,323	2,993,965
Netflix, Inc.*	3,234	2,182,562
T-Mobile US, Inc.	8,795	1,549,503
Cisco Systems, Inc.	30,239	1,436,655
Comcast Corp. — Class A	29,378	1,150,442
Booking Holdings, Inc.	255	1,010,182
Palo Alto Networks, Inc.*	2,430	823,794
PDD Holdings, Inc. ADR*	5,013	666,478
MercadoLibre, Inc.*	381	626,135
Airbnb, Inc. — Class A*	3,314	502,502
Trade Desk, Inc. — Class A*	3,342	326,413
Charter Communications, Inc. — Class A*	1,081	323,176
DoorDash, Inc. — Class A*	2,865	311,655
CDW Corp.	1,009	225,855
Warner Bros Discovery, Inc.*	18,390	136,822
Total Communications		28,327,390

Consumer, Non-cyclical - 9.3%
PepsiCo, Inc.	10,319	1,701,913
Amgen, Inc.	4,026	1,257,924
Intuitive Surgical, Inc.*	2,662	1,184,191
Vertex Pharmaceuticals, Inc.*	1,937	907,911
Regeneron Pharmaceuticals, Inc.*	813	854,487
Automatic Data Processing, Inc.	3,072	733,256
Mondelez International, Inc. — Class A	10,068	658,850
Gilead Sciences, Inc.	9,351	641,572
Cintas Corp.	762	533,598
PayPal Holdings, Inc.*	7,851	455,594
Monster Beverage Corp.*	7,819	390,559
Moderna, Inc.*	2,876	341,525
AstraZeneca plc ADR	4,371	340,894
Keurig Dr Pepper, Inc.	10,174	339,811
Dexcom, Inc.*	2,984	338,326
IDEXX Laboratories, Inc.*	620	302,064
Kraft Heinz Co.	9,114	293,653
Verisk Analytics, Inc. — Class A	1,071	288,688
GE HealthCare Technologies, Inc.	3,426	266,954
Biogen, Inc.*	1,093	253,379
Coca-Cola Europacific Partners plc	3,447	251,183
Illumina, Inc.*	1,196	124,838
GRAIL, Inc.*,1	199	3,064
Total Consumer, Non-cyclical		12,464,234

Consumer, Cyclical - 6.8%
Costco Wholesale Corp.	3,329	2,829,617
Tesla, Inc.*	14,028	2,775,861
Starbucks Corp.	8,502	661,881
Marriott International, Inc. — Class A	2,144	518,355
O’Reilly Automotive, Inc.*	442	466,779
PACCAR, Inc.	3,934	404,966
Copart, Inc.*	7,223	391,198
Ross Stores, Inc.	2,517	365,770
Lululemon Athletica, Inc.*	907	270,921
Fastenal Co.	4,297	270,023
Dollar Tree, Inc.*	1,637	174,782
Walgreens Boots Alliance, Inc.	6,475	78,315
Total Consumer, Cyclical		9,208,468

Industrial - 1.3%
Honeywell International, Inc.	4,888	1,043,784
CSX Corp.	14,673	490,812
Old Dominion Freight Line, Inc.	1,631	288,034
Total Industrial		1,822,630

18 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
NASDAQ-100® FUND

	Shares	Value
Basic Materials - 1.2%
Linde plc	3,608	$1,583,226

Utilities - 1.0%
Constellation Energy Corp.	2,366	473,839
American Electric Power Company, Inc.	3,956	347,099
Exelon Corp.	7,506	259,783
Xcel Energy, Inc.	4,170	222,720
Total Utilities		1,303,441

Energy - 0.4%
Diamondback Energy, Inc.	1,339	268,054
Baker Hughes Co.	7,491	263,459
Total Energy		531,513

Financial - 0.2%
CoStar Group, Inc.*	3,066	227,313

Total Common Stocks
(Cost $52,275,065)		111,683,433

MUTUAL FUNDS† - 13.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	909,569	9,041,111
Guggenheim Strategy Fund II2	347,696	8,570,712
Total Mutual Funds
(Cost $17,605,877)		17,611,823

	Face Amount
U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
5.18% due 07/09/24[3,4]	$356,000	355,587
5.23% due 09/12/24[4,5]	300,000	296,814
Total U.S. Treasury Bills
(Cost $652,401)		652,401

REPURCHASE AGREEMENTS††,6 - 3.9%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[5]	2,971,999	2,971,999
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[5]	2,343,071	2,343,071
Total Repurchase Agreements
(Cost $5,315,070)		5,315,070

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[8]	275,694	275,694
Total Securities Lending Collateral
(Cost $275,694)		275,694

Total Investments - 100.7%
(Cost $76,124,107)		$135,538,421
Other Assets & Liabilities, net - (0.7)%		(943,590)
Total Net Assets - 100.0%		$134,594,831

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	22	Sep 2024	$8,770,300	$(7,452)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	09/26/24	502	$9,882,157	$91,958
Barclays Bank plc	NASDAQ-100 Index	Pay	6.04% (SOFR + 0.70%)	At Maturity	09/25/24	141	2,783,238	29,450
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	09/26/24	78	1,541,917	(1,418)
							$14,207,312	$119,990

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
NASDAQ-100® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$111,683,433	$—	$—	$111,683,433
Mutual Funds	17,611,823	—	—	17,611,823
U.S. Treasury Bills	—	652,401	—	652,401
Repurchase Agreements	—	5,315,070	—	5,315,070
Securities Lending Collateral	275,694	—	—	275,694
Equity Index Swap Agreements**	—	121,408	—	121,408
Total Assets	$129,570,950	$6,088,879	$—	$135,659,829

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$7,452	$—	$—	$7,452
Equity Index Swap Agreements**	—	1,418	—	1,418
Total Liabilities	$7,452	$1,418	$—	$8,870

**	This derivative is reported as unrealized appreciation/depreciation at period end.

20 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,518,558	$—	$—	$—	$52,154	$8,570,712	347,696	$240,096
Guggenheim Ultra Short Duration Fund — Institutional Class	$8,959,250	$—	$—	$—	$81,861	$9,041,111	909,569	233,881
	$17,477,808	$—	$—	$—	$134,015	$17,611,823		$473,977

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $267,432 of securities loaned (cost $53,203,160)	$112,611,528
Investments in affiliated issuers, at value (cost $17,605,877)	17,611,823
Repurchase agreements, at value (cost $5,315,070)	5,315,070
Segregated cash with broker	35,747
Unrealized appreciation on OTC swap agreements	121,408
Receivables:
Dividends	91,503
Swap settlement	34,397
Fund shares sold	8,356
Interest	2,352
Securities lending income	325
Total assets	135,832,509

Liabilities:
Segregated cash due to broker	410,000
Unrealized depreciation on OTC swap agreements	1,418
Payable for:
Return of securities lending collateral	275,694
Fund shares redeemed	113,937
Management fees	75,611
Transfer agent fees	47,979
Variation margin on futures contracts	47,080
Investor service fees	25,780
Portfolio accounting and administration fees	10,828
Trustees’ fees*	1,096
Miscellaneous	228,255
Total liabilities	1,237,678
Net assets	$134,594,831

Net assets consist of:
Paid in capital	$73,621,503
Total distributable earnings (loss)	60,973,328
Net assets	$134,594,831
Capital shares outstanding	1,628,187
Net asset value per share	$82.67

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $697)	$444,340
Dividends from securities of affiliated issuers	473,977
Interest	241,016
Income from securities lending, net	11,110
Total investment income	1,170,443

Expenses:
Management fees	492,856
Investor service fees	164,285
Transfer agent fees	172,366
Professional fees	103,668
Portfolio accounting and administration fees	101,855
Interest expense	12,058
Custodian fees	8,486
Trustees’ fees*	8,006
Miscellaneous	65,464
Total expenses	1,129,044
Less:
Expenses reimbursed by Adviser	(32,856)
Expenses waived by Adviser	(11,192)
Total waived/reimbursed expenses	(44,048)
Net expenses	1,084,996
Net investment income	85,447

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	151,542
Swap agreements	2,419,669
Futures contracts	1,537,361
Net realized gain	4,108,572
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	16,506,228
Investments in affiliated issuers	134,015
Swap agreements	28,140
Futures contracts	(269,686)
Net change in unrealized appreciation (depreciation)	16,398,697
Net realized and unrealized gain	20,507,269
Net increase in net assets resulting from operations	$20,592,716

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$85,447	$279,297
Net realized gain on investments	4,108,572	10,357,538
Net change in unrealized appreciation (depreciation) on investments	16,398,697	30,019,063
Net increase in net assets resulting from operations	20,592,716	40,655,898

Capital share transactions:
Proceeds from sale of shares	162,229,447	257,963,732
Cost of shares redeemed	(165,890,800)	(245,915,865)
Net increase (decrease) from capital share transactions	(3,661,353)	12,047,867
Net increase in net assets	16,931,363	52,703,765

Net assets:
Beginning of period	117,663,468	64,959,703
End of period	$134,594,831	$117,663,468

Capital share activity:
Shares sold	2,205,711	4,399,571
Shares redeemed	(2,236,855)	(4,143,834)
Net increase (decrease) in shares	(31,144)	255,737

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$70.91	$46.28	$72.89	$62.81	$48.86	$36.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.16	(.17)	(.56)	(.31)	.18
Net gain (loss) on investments (realized and unrealized)	11.71	24.47	(24.48)	16.09	21.04	13.20
Total from investment operations	11.76	24.63	(24.65)	15.53	20.73	13.38
Less distributions from:
Net investment income	—	—	—	—	(.17)	(.05)
Net realized gains	—	—	(1.96)	(5.45)	(6.61)	(1.03)
Total distributions	—	—	(1.96)	(5.45)	(6.78)	(1.08)
Net asset value, end of period	$82.67	$70.91	$46.28	$72.89	$62.81	$48.86

Total Return[c]	16.58%	53.22%	(34.14%)	25.54%	44.96%	36.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$134,595	$117,663	$64,960	$139,405	$112,787	$86,623
Ratios to average net assets:
Net investment income (loss)	0.13%	0.27%	(0.30%)	(0.83%)	(0.58%)	0.41%
Total expenses[d]	1.72%	1.78%	1.71%	1.63%	1.76%	1.76%
Net expenses[e]	1.65%	1.73%	1.68%	1.61%	1.72%	1.70%
Portfolio turnover rate	55%	151%	168%	57%	142%	61%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

24 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 40.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	18,765	$186,521
Guggenheim Strategy Fund II1	7,386	182,066
Total Mutual Funds
(Cost $368,699)		368,587

	Face Amount
FEDERAL AGENCY NOTES†† - 11.0%
Fannie Mae
1.75% due 07/02/24	$100,000	99,990
Total Federal Agency Notes
(Cost $99,990)		99,990

FEDERAL AGENCY DISCOUNT NOTES†† - 10.9%
Farmer Mac
5.09% due 07/17/24[2]	100,000	99,766
Total Federal Agency Discount Notes
(Cost $99,766)		99,766

U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
5.23% due 09/12/24[2,3]	25,000	24,735
Total U.S. Treasury Bills
(Cost $24,735)		24,735

REPURCHASE AGREEMENTS††,4 - 40.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[3]	208,628	208,628
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[3]	164,479	164,479
Total Repurchase Agreements
(Cost $373,107)		373,107

Total Investments - 105.7%
(Cost $966,297)		$966,185
Other Assets & Liabilities, net - (5.7)%		(51,673)
Total Net Assets - 100.0%		$914,512

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	5.58% (Federal Funds Rate + 0.25%)	At Maturity	09/26/24	11	$218,582	$207
Goldman Sachs International	NASDAQ-100 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	09/26/24	10	205,653	(2,176)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.69% (SOFR + 0.35%)	At Maturity	09/25/24	25	487,474	(3,564)
							$911,709	$(5,533)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
INVERSE NASDAQ-100® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$368,587	$—	$—	$368,587
Federal Agency Notes	—	99,990	—	99,990
Federal Agency Discount Notes	—	99,766	—	99,766
U.S. Treasury Bills	—	24,735	—	24,735
Repurchase Agreements	—	373,107	—	373,107
Equity Index Swap Agreements**	—	207	—	207
Total Assets	$368,587	$597,805	$—	$966,392

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$5,740	$—	$5,740

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$180,958	$—	$—	$—	$1,108	$182,066	7,386	$5,100
Guggenheim Ultra Short Duration Fund — Institutional Class	184,832	—	—	—	1,689	186,521	18,765	4,825
	$365,790	$—	$—	$—	$2,797	$368,587		$9,925

26 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $224,491)	$224,491
Investments in affiliated issuers, at value (cost $368,699)	368,587
Repurchase agreements, at value (cost $373,107)	373,107
Segregated cash with broker	37,000
Unrealized appreciation on OTC swap agreements	207
Receivables:
Fund shares sold	3,727
Dividends	1,567
Interest	1,035
Total assets	1,009,721

Liabilities:
Unrealized depreciation on OTC swap agreements	5,740
Payable for:
Fund shares redeemed	83,498
Swap settlement	2,885
Management fees	601
Transfer agent fees	390
Investor service fees	177
Portfolio accounting and administration fees	39
Trustees’ fees*	9
Miscellaneous	1,870
Total liabilities	95,209
Net assets	$914,512

Net assets consist of:
Paid in capital	$10,538,165
Total distributable earnings (loss)	(9,623,653)
Net assets	$914,512
Capital shares outstanding	60,293
Net asset value per share	$15.17

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$9,925
Interest	17,975
Total investment income	27,900

Expenses:
Management fees	4,678
Investor service fees	1,299
Transfer agent fees	1,465
Professional fees	1,091
Portfolio accounting and administration fees	806
Trustees’ fees*	75
Custodian fees	68
Miscellaneous	136
Total expenses	9,618
Less:
Expenses reimbursed by Adviser	(520)
Expenses waived by Adviser	(231)
Total waived/reimbursed expenses	(751)
Net expenses	8,867
Net investment income	19,033

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(138,077)
Futures contracts	(3,902)
Net realized loss	(141,979)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(28)
Investments in affiliated issuers	2,797
Swap agreements	(344)
Net change in unrealized appreciation (depreciation)	2,425
Net realized and unrealized loss	(139,554)
Net decrease in net assets resulting from operations	$(120,521)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,033	$91,254
Net realized loss on investments	(141,979)	(1,400,353)
Net change in unrealized appreciation (depreciation) on investments	2,425	(261,076)
Net decrease in net assets resulting from operations	(120,521)	(1,570,175)

Distributions to shareholders	—	(9,114)

Capital share transactions:
Proceeds from sale of shares	5,861,249	27,111,826
Distributions reinvested	—	9,114
Cost of shares redeemed	(5,845,232)	(33,221,448)
Net increase (decrease) from capital share transactions	16,017	(6,100,508)
Net decrease in net assets	(104,504)	(7,679,797)

Net assets:
Beginning of period	1,019,016	8,698,813
End of period	$914,512	$1,019,016

Capital share activity:
Shares sold	359,900	1,340,586
Shares issued from reinvestment of distributions	—	505
Shares redeemed	(358,867)	(1,624,065)
Net increase (decrease) in shares	1,033	(282,974)

28 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$17.20	$25.42	$18.86	$25.30	$41.21	$57.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.69	.03	(.27)	(.33)	.34
Net gain (loss) on investments (realized and unrealized)	(2.33)	(8.77)	6.53	(6.17)	(15.28)	(16.47)
Total from investment operations	(2.03)	(8.08)	6.56	(6.44)	(15.61)	(16.13)
Less distributions from:
Net investment income	—	(.14)	—	—	(.30)	(.30)
Total distributions	—	(.14)	—	—	(.30)	(.30)
Net asset value, end of period	$15.17	$17.20	$25.42	$18.86	$25.30	$41.21

Total Return[c]	(11.80%)	(31.85%)	34.78%	(25.45%)	(38.00%)	(28.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$915	$1,019	$8,699	$1,653	$464	$592
Ratios to average net assets:
Net investment income (loss)	3.66%	3.25%	0.12%	(1.23%)	(0.93%)	0.70%
Total expenses[d]	1.85%	1.90%	1.94%	1.78%	1.92%	1.92%
Net expenses[e]	1.71%	1.81%	1.88%	1.71%	1.87%	1.84%
Portfolio turnover rate	—	—	63%	430%	681%	418%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 73.3%

Technology - 23.0%
Microsoft Corp.	3,322	$1,484,768
NVIDIA Corp.	10,995	1,358,322
Apple, Inc.	6,443	1,357,025
Broadcom, Inc.	195	313,078
Advanced Micro Devices, Inc.*	722	117,116
Salesforce, Inc.	434	111,581
Adobe, Inc.*	200	111,108
Oracle Corp.	713	100,676
QUALCOMM, Inc.	500	99,590
Applied Materials, Inc.	371	87,552
Accenture plc — Class A	281	85,258
Intuit, Inc.	125	82,151
Texas Instruments, Inc.	407	79,174
ServiceNow, Inc.*	92	72,374
International Business Machines Corp.	411	71,082
Micron Technology, Inc.	495	65,107
Lam Research Corp.	58	61,761
Intel Corp.	1,903	58,936
Analog Devices, Inc.	222	50,674
KLA Corp.	60	49,471
Synopsys, Inc.*	68	40,464
Crowdstrike Holdings, Inc. — Class A*	103	39,469
Fiserv, Inc.*	262	39,048
Cadence Design Systems, Inc.*	122	37,546
NXP Semiconductor N.V.	114	30,676
Roper Technologies, Inc.	48	27,056
Autodesk, Inc.*	96	23,755
Microchip Technology, Inc.	242	22,143
Super Micro Computer, Inc.*	23	18,845
Fidelity National Information Services, Inc.	249	18,765
Monolithic Power Systems, Inc.	22	18,077
Fortinet, Inc.*	283	17,056
Paychex, Inc.	143	16,954
MSCI, Inc. — Class A	35	16,861
Fair Isaac Corp.*	11	16,375
Gartner, Inc.*	35	15,717
Electronic Arts, Inc.	109	15,187
Cognizant Technology Solutions Corp. — Class A	222	15,096
HP, Inc.	386	13,518
ON Semiconductor Corp.*	192	13,162
ANSYS, Inc.*	39	12,538
Hewlett Packard Enterprise Co.	581	12,300
NetApp, Inc.	92	11,850
Western Digital Corp.*	146	11,062
Take-Two Interactive Software, Inc.*	71	11,040
Broadridge Financial Solutions, Inc.	53	10,441
Teradyne, Inc.	70	10,380
PTC, Inc.*	54	9,810
Tyler Technologies, Inc.*	19	9,553
Seagate Technology Holdings plc	87	8,984
Leidos Holdings, Inc.	60	8,753
Skyworks Solutions, Inc.	72	7,674
Zebra Technologies Corp. — Class A*	23	7,105
Akamai Technologies, Inc.*	68	6,125
Jack Henry & Associates, Inc.	33	5,479
Qorvo, Inc.*	43	4,990
EPAM Systems, Inc.*	26	4,891
Dayforce, Inc.*	71	3,522
Paycom Software, Inc.	21	3,004
Total Technology		6,432,075

Consumer, Non-cyclical - 12.6%
Eli Lilly & Co.	357	323,221
UnitedHealth Group, Inc.	411	209,306
Procter & Gamble Co.	1,055	173,991
Johnson & Johnson	1,076	157,268
Merck & Company, Inc.	1,132	140,142
AbbVie, Inc.	789	135,329
Coca-Cola Co.	1,733	110,306
PepsiCo, Inc.	615	101,432
Thermo Fisher Scientific, Inc.	171	94,563
Abbott Laboratories	778	80,842
Amgen, Inc.	240	74,988
Danaher Corp.	295	73,706
Pfizer, Inc.	2,533	70,873
Intuitive Surgical, Inc.*	159	70,731
Philip Morris International, Inc.	695	70,424
S&P Global, Inc.	143	63,778
Elevance Health, Inc.	104	56,353
Vertex Pharmaceuticals, Inc.*	115	53,903
Stryker Corp.	152	51,718
Boston Scientific Corp.*	657	50,596
Regeneron Pharmaceuticals, Inc.*	47	49,398
Medtronic plc	594	46,754
Automatic Data Processing, Inc.	183	43,680
Cigna Group	127	41,982
Mondelez International, Inc. — Class A	600	39,264
Gilead Sciences, Inc.	557	38,216
Bristol-Myers Squibb Co.	906	37,626
Colgate-Palmolive Co.	367	35,614
Zoetis, Inc.	204	35,365
Altria Group, Inc.	768	34,982
McKesson Corp.	58	33,874
CVS Health Corp.	561	33,133
Becton Dickinson & Co.	129	30,149
Moody’s Corp.	70	29,465
HCA Healthcare, Inc.	87	27,951
Cintas Corp.	39	27,310
PayPal Holdings, Inc.*	468	27,158
Edwards Lifesciences Corp.*	269	24,847
Kimberly-Clark Corp.	151	20,868
Dexcom, Inc.*	178	20,182
Humana, Inc.	54	20,177
United Rentals, Inc.	30	19,402
Constellation Brands, Inc. — Class A	72	18,524
IDEXX Laboratories, Inc.*	37	18,026
Moderna, Inc.*	149	17,694
Verisk Analytics, Inc. — Class A	64	17,251
IQVIA Holdings, Inc.*	81	17,127
Agilent Technologies, Inc.	131	16,981

30 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Corteva, Inc.	312	$16,829
Cencora, Inc. — Class A	74	16,672
Quanta Services, Inc.	65	16,516
General Mills, Inc.	252	15,941
Sysco Corp.	223	15,920
Centene Corp.*	239	15,846
Monster Beverage Corp.*	317	15,834
Keurig Dr Pepper, Inc.	467	15,598
Kenvue, Inc.	856	15,562
Biogen, Inc.*	65	15,068
Kroger Co.	299	14,929
GE HealthCare Technologies, Inc.	190	14,805
Archer-Daniels-Midland Co.	221	13,360
Equifax, Inc.	55	13,335
ResMed, Inc.	66	12,634
Hershey Co.	66	12,133
Kraft Heinz Co.	353	11,374
Church & Dwight Company, Inc.	109	11,301
Estee Lauder Companies, Inc. — Class A	104	11,065
Global Payments, Inc.	114	11,024
West Pharmaceutical Services, Inc.	33	10,870
Cardinal Health, Inc.	109	10,717
Zimmer Biomet Holdings, Inc.	92	9,985
STERIS plc	44	9,660
Corpay, Inc.*	31	8,259
McCormick & Company, Inc.	113	8,016
Avery Dennison Corp.	36	7,872
Waters Corp.*	27	7,833
Cooper Companies, Inc.*	89	7,770
Labcorp Holdings, Inc.	38	7,733
Molina Healthcare, Inc.*	26	7,730
Hologic, Inc.*	104	7,722
Clorox Co.	56	7,642
Baxter International, Inc.	228	7,627
Align Technology, Inc.*	31	7,484
Tyson Foods, Inc. — Class A	128	7,314
Quest Diagnostics, Inc.	50	6,844
Kellanova	118	6,806
Bunge Global S.A.	63	6,727
Insulet Corp.*	31	6,256
Rollins, Inc.	126	6,148
Conagra Brands, Inc.	214	6,082
Revvity, Inc.	55	5,767
Viatris, Inc.	532	5,655
Lamb Weston Holdings, Inc.	65	5,465
J M Smucker Co.	47	5,125
Bio-Techne Corp.	70	5,015
Universal Health Services, Inc. — Class B	27	4,993
Charles River Laboratories International, Inc.*	23	4,751
Catalent, Inc.*	81	4,555
Teleflex, Inc.	21	4,417
Incyte Corp.*	71	4,304
Molson Coors Beverage Co. — Class B	81	4,117
Campbell Soup Co.	88	3,977
Hormel Foods Corp.	130	3,964
Henry Schein, Inc.*	57	3,654
Brown-Forman Corp. — Class B	80	3,455
MarketAxess Holdings, Inc.	17	3,409
Solventum Corp.*	62	3,279
DaVita, Inc.*	23	3,187
Bio-Rad Laboratories, Inc. — Class A*	9	2,458
Total Consumer, Non-cyclical		3,526,860

Communications - 11.2%
Amazon.com, Inc.*	4,093	790,972
Meta Platforms, Inc. — Class A	980	494,136
Alphabet, Inc. — Class A	2,626	478,326
Alphabet, Inc. — Class C	2,184	400,589
Netflix, Inc.*	193	130,252
Cisco Systems, Inc.	1,810	85,993
Walt Disney Co.	815	80,921
Verizon Communications, Inc.	1,882	77,614
Comcast Corp. — Class A	1,750	68,530
Uber Technologies, Inc.*	934	67,883
AT&T, Inc.	3,205	61,247
Booking Holdings, Inc.	15	59,423
Palo Alto Networks, Inc.*	144	48,818
T-Mobile US, Inc.	230	40,521
Arista Networks, Inc.*	113	39,604
Airbnb, Inc. — Class A*	197	29,871
Motorola Solutions, Inc.	75	28,954
CDW Corp.	60	13,430
Corning, Inc.	345	13,403
Charter Communications, Inc. — Class A*	44	13,154
eBay, Inc.	226	12,141
GoDaddy, Inc. — Class A*	63	8,802
Omnicom Group, Inc.	88	7,894
Warner Bros Discovery, Inc.*	997	7,418
Expedia Group, Inc.*	57	7,181
FactSet Research Systems, Inc.	17	6,941
VeriSign, Inc.*	39	6,934
Gen Digital, Inc.	246	6,145
Juniper Networks, Inc.	145	5,287
Interpublic Group of Companies, Inc.	169	4,916
News Corp. — Class A	170	4,687
F5, Inc.*	26	4,478
Match Group, Inc.*	119	3,615
Fox Corp. — Class A	103	3,540
Etsy, Inc.*	52	3,067
Paramount Global — Class B	221	2,296
Fox Corp. — Class B	59	1,889
News Corp. — Class B	51	1,448
Total Communications		3,122,320

Financial - 9.9%
Berkshire Hathaway, Inc. — Class B*	809	329,101
JPMorgan Chase & Co.	1,284	259,702
Visa, Inc. — Class A	704	184,779
Mastercard, Inc. — Class A	367	161,906
Bank of America Corp.	3,041	120,941
Wells Fargo & Co.	1,558	92,530
Goldman Sachs Group, Inc.	144	65,134

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
American Express Co.	254	$58,814
Progressive Corp.	262	54,420
Morgan Stanley	559	54,329
Citigroup, Inc.	853	54,131
Charles Schwab Corp.	667	49,151
BlackRock, Inc. — Class A	62	48,814
Prologis, Inc. REIT	414	46,496
Chubb Ltd.	182	46,425
Marsh & McLennan Companies, Inc.	220	46,358
American Tower Corp. — Class A REIT	209	40,626
Blackstone, Inc. — Class A	319	39,492
Intercontinental Exchange, Inc.	256	35,044
Equinix, Inc. REIT	42	31,777
CME Group, Inc. — Class A	161	31,652
KKR & Company, Inc. — Class A	297	31,257
Aon plc — Class A	97	28,477
Welltower, Inc. REIT	267	27,835
U.S. Bancorp	698	27,711
PNC Financial Services Group, Inc.	178	27,676
Arthur J Gallagher & Co.	98	25,412
Capital One Financial Corp.	171	23,675
Truist Financial Corp.	598	23,232
Simon Property Group, Inc. REIT	146	22,163
American International Group, Inc.	297	22,049
Digital Realty Trust, Inc. REIT	145	22,047
Travelers Companies, Inc.	102	20,741
Aflac, Inc.	231	20,631
Realty Income Corp. REIT	389	20,547
Public Storage REIT	71	20,423
Bank of New York Mellon Corp.	334	20,003
Crown Castle, Inc. REIT	194	18,954
Allstate Corp.	118	18,840
Ameriprise Financial, Inc.	44	18,796
Prudential Financial, Inc.	160	18,750
MetLife, Inc.	267	18,741
Arch Capital Group Ltd.*	167	16,849
Extra Space Storage, Inc. REIT	95	14,764
Discover Financial Services	112	14,651
CoStar Group, Inc.*	183	13,567
VICI Properties, Inc. REIT	466	13,346
Hartford Financial Services Group, Inc.	132	13,271
AvalonBay Communities, Inc. REIT	63	13,034
Willis Towers Watson plc	46	12,058
CBRE Group, Inc. — Class A*	135	12,030
Iron Mountain, Inc. REIT	131	11,740
T. Rowe Price Group, Inc.	100	11,531
M&T Bank Corp.	75	11,352
Fifth Third Bancorp	306	11,166
Equity Residential REIT	154	10,678
Raymond James Financial, Inc.	83	10,259
Nasdaq, Inc.	170	10,244
State Street Corp.	135	9,990
Brown & Brown, Inc.	106	9,478
SBA Communications Corp. REIT	48	9,422
Ventas, Inc. REIT	181	9,278
Weyerhaeuser Co. REIT	326	9,255
Invitation Homes, Inc. REIT	257	9,224
Huntington Bancshares, Inc.	648	8,541
Synchrony Financial	179	8,447
Cincinnati Financial Corp.	70	8,267
Regions Financial Corp.	409	8,196
Alexandria Real Estate Equities, Inc. REIT	70	8,188
Cboe Global Markets, Inc.	47	7,993
Essex Property Trust, Inc. REIT	29	7,894
Northern Trust Corp.	91	7,642
Principal Financial Group, Inc.	96	7,531
Mid-America Apartment Communities, Inc. REIT	52	7,416
Citizens Financial Group, Inc.	203	7,314
Everest Group Ltd.	19	7,239
W R Berkley Corp.	90	7,072
Healthpeak Properties, Inc. REIT	315	6,174
Loews Corp.	81	6,054
KeyCorp	421	5,982
Kimco Realty Corp. REIT	298	5,799
Host Hotels & Resorts, Inc. REIT	315	5,664
UDR, Inc. REIT	135	5,555
Camden Property Trust REIT	48	5,237
Regency Centers Corp. REIT	74	4,603
BXP, Inc. REIT	65	4,002
Assurant, Inc.	23	3,824
Federal Realty Investment Trust REIT	33	3,332
Globe Life, Inc.	38	3,127
Invesco Ltd.	201	3,007
Franklin Resources, Inc.	134	2,995
Total Financial		2,753,864

Consumer, Cyclical - 5.7%
Tesla, Inc.*	1,240	245,371
Costco Wholesale Corp.	198	168,298
Home Depot, Inc.	443	152,498
Walmart, Inc.	1,909	129,258
McDonald’s Corp.	322	82,058
Lowe’s Companies, Inc.	256	56,438
TJX Companies, Inc.	506	55,711
NIKE, Inc. — Class B	542	40,851
Starbucks Corp.	506	39,392
Chipotle Mexican Grill, Inc. — Class A*	600	37,590
Target Corp.	207	30,644
O’Reilly Automotive, Inc.*	26	27,458
Marriott International, Inc. — Class A	107	25,869
Hilton Worldwide Holdings, Inc.	112	24,439
PACCAR, Inc.	234	24,088
AutoZone, Inc.*	8	23,713
General Motors Co.	510	23,694
Ford Motor Co.	1,753	21,983
Ross Stores, Inc.	150	21,798
Copart, Inc.*	391	21,176
DR Horton, Inc.	132	18,603
WW Grainger, Inc.	20	18,045
Royal Caribbean Cruises Ltd.*	106	16,900
Cummins, Inc.	61	16,893
Yum! Brands, Inc.	126	16,690

32 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Lennar Corp. — Class A	109	$16,336
Fastenal Co.	256	16,087
Lululemon Athletica, Inc.*	51	15,234
Delta Air Lines, Inc.	288	13,663
Tractor Supply Co.	48	12,960
Dollar General Corp.	98	12,959
Deckers Outdoor Corp.*	11	10,647
PulteGroup, Inc.	94	10,349
Dollar Tree, Inc.*	93	9,930
Aptiv plc*	122	8,591
Genuine Parts Co.	62	8,576
Carnival Corp.*	452	8,461
Domino’s Pizza, Inc.	16	8,261
Ulta Beauty, Inc.*	21	8,103
Darden Restaurants, Inc.	53	8,020
Southwest Airlines Co.	268	7,667
NVR, Inc.*	1	7,588
Best Buy Company, Inc.	86	7,249
Las Vegas Sands Corp.	163	7,213
United Airlines Holdings, Inc.*	147	7,153
Live Nation Entertainment, Inc.*	64	5,999
Pool Corp.	17	5,225
CarMax, Inc.*	70	5,134
MGM Resorts International*	112	4,977
LKQ Corp.	119	4,949
Tapestry, Inc.	103	4,407
Bath & Body Works, Inc.	100	3,905
Walgreens Boots Alliance, Inc.	320	3,870
Caesars Entertainment, Inc.*	97	3,855
Wynn Resorts Ltd.	42	3,759
Norwegian Cruise Line Holdings Ltd.*	192	3,608
Hasbro, Inc.	58	3,393
American Airlines Group, Inc.*	293	3,320
BorgWarner, Inc.	102	3,289
Ralph Lauren Corp. — Class A	17	2,976
Total Consumer, Cyclical		1,607,171

Industrial - 5.2%
General Electric Co.	489	77,736
Caterpillar, Inc.	219	72,949
Honeywell International, Inc.	291	62,140
Union Pacific Corp.	273	61,769
RTX Corp.	594	59,632
Eaton Corporation plc	179	56,125
Boeing Co.*	258	46,959
United Parcel Service, Inc. — Class B	326	44,613
Lockheed Martin Corp.	95	44,375
Deere & Co.	116	43,341
Amphenol Corp. — Class A	537	36,178
Waste Management, Inc.	163	34,774
Trane Technologies plc	101	33,222
TransDigm Group, Inc.	25	31,940
FedEx Corp.	101	30,284
General Dynamics Corp.	102	29,594
CSX Corp.	874	29,235
Parker-Hannifin Corp.	57	28,831
Illinois Tool Works, Inc.	121	28,672
Emerson Electric Co.	256	28,201
Northrop Grumman Corp.	62	27,029
3M Co.	247	25,241
Carrier Global Corp.	375	23,655
Norfolk Southern Corp.	101	21,684
GE Vernova, Inc.*	123	21,096
TE Connectivity Ltd.	137	20,609
Johnson Controls International plc	301	20,007
L3Harris Technologies, Inc.	85	19,089
Republic Services, Inc. — Class A	92	17,879
Otis Worldwide Corp.	181	17,423
AMETEK, Inc.	103	17,171
Ingersoll Rand, Inc.	180	16,351
Martin Marietta Materials, Inc.	28	15,170
Vulcan Materials Co.	59	14,672
Xylem, Inc.	108	14,648
Old Dominion Freight Line, Inc.	80	14,128
Rockwell Automation, Inc.	51	14,039
Mettler-Toledo International, Inc.*	10	13,976
Howmet Aerospace, Inc.	173	13,430
Westinghouse Air Brake Technologies Corp.	79	12,486
Fortive Corp.	157	11,634
Garmin Ltd.	69	11,241
Dover Corp.	61	11,007
Keysight Technologies, Inc.*	78	10,666
Veralto Corp.	99	9,452
Axon Enterprise, Inc.*	32	9,416
Hubbell, Inc.	24	8,771
Ball Corp.	139	8,343
Teledyne Technologies, Inc.*	21	8,148
Expeditors International of Washington, Inc.	63	7,862
Jacobs Solutions, Inc.	56	7,824
Builders FirstSource, Inc.*	55	7,613
Packaging Corporation of America	40	7,302
Textron, Inc.	85	7,298
IDEX Corp.	34	6,841
Masco Corp.	98	6,534
Amcor plc	646	6,318
Snap-on, Inc.	24	6,273
Trimble, Inc.*	109	6,095
Jabil, Inc.	54	5,875
Westrock Co.	115	5,780
J.B. Hunt Transport Services, Inc.	36	5,760
Pentair plc	74	5,674
Nordson Corp.	24	5,567
Stanley Black & Decker, Inc.	69	5,513
Allegion plc	39	4,608
CH Robinson Worldwide, Inc.	52	4,582
Huntington Ingalls Industries, Inc.	18	4,434
A O Smith Corp.	54	4,416
Generac Holdings, Inc.*	27	3,570
Mohawk Industries, Inc.*	24	2,726
Total Industrial		1,457,496

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Energy - 2.7%
Exxon Mobil Corp.	2,005	$230,816
Chevron Corp.	766	119,818
ConocoPhillips	523	59,821
EOG Resources, Inc.	257	32,349
Schlumberger N.V.	639	30,148
Marathon Petroleum Corp.	157	27,236
Phillips 66	190	26,822
Williams Companies, Inc.	545	23,162
Valero Energy Corp.	146	22,887
ONEOK, Inc.	261	21,285
Occidental Petroleum Corp.	297	18,720
Hess Corp.	124	18,292
Kinder Morgan, Inc.	863	17,148
Diamondback Energy, Inc.	80	16,015
Baker Hughes Co.	446	15,686
Halliburton Co.	396	13,377
Devon Energy Corp.	282	13,367
Targa Resources Corp.	99	12,749
First Solar, Inc.*	48	10,822
Coterra Energy, Inc. — Class A	333	8,881
Equities Corp.	197	7,285
Marathon Oil Corp.	252	7,225
Enphase Energy, Inc.*	61	6,082
APA Corp.	161	4,740
Total Energy		764,733

Utilities - 1.7%
NextEra Energy, Inc.	918	65,004
Southern Co.	489	37,932
Duke Energy Corp.	345	34,579
Constellation Energy Corp.	141	28,238
Sempra	283	21,525
American Electric Power Company, Inc.	236	20,707
Dominion Energy, Inc.	375	18,375
PG&E Corp.	955	16,674
Public Service Enterprise Group, Inc.	223	16,435
Exelon Corp.	447	15,471
Consolidated Edison, Inc.	155	13,860
Xcel Energy, Inc.	248	13,246
Vistra Corp.	146	12,553
Edison International	172	12,351
American Water Works Company, Inc.	87	11,237
WEC Energy Group, Inc.	141	11,063
DTE Energy Co.	92	10,213
Entergy Corp.	95	10,165
PPL Corp.	330	9,125
Eversource Energy	157	8,903
FirstEnergy Corp.	232	8,879
CenterPoint Energy, Inc.	286	8,860
Ameren Corp.	119	8,462
CMS Energy Corp.	133	7,917
Atmos Energy Corp.	67	7,815
NRG Energy, Inc.	93	7,241
Alliant Energy Corp.	115	5,854
NiSource, Inc.	200	5,762
AES Corp.	318	5,587
Evergy, Inc.	103	5,456
Pinnacle West Capital Corp.	51	3,895
Total Utilities		463,384

Basic Materials - 1.3%
Linde plc	215	94,344
Freeport-McMoRan, Inc.	642	31,201
Sherwin-Williams Co.	104	31,037
Ecolab, Inc.	114	27,132
Air Products and Chemicals, Inc.	99	25,547
Newmont Corp.	515	21,563
Nucor Corp.	107	16,915
Dow, Inc.	314	16,658
DuPont de Nemours, Inc.	187	15,052
PPG Industries, Inc.	105	13,218
LyondellBasell Industries N.V. — Class A	115	11,001
International Flavors & Fragrances, Inc.	114	10,854
Steel Dynamics, Inc.	66	8,547
International Paper Co.	155	6,688
CF Industries Holdings, Inc.	82	6,078
Celanese Corp. — Class A	45	6,070
Eastman Chemical Co.	53	5,192
Albemarle Corp.	53	5,062
Mosaic Co.	144	4,162
FMC Corp.	56	3,223
Total Basic Materials		359,544

Total Common Stocks
(Cost $12,890,210)		20,487,447

	Face Amount
U.S. TREASURY BILLS†† - 4.6%
U.S. Treasury Bills
5.23% due 09/12/24[1,2]	$1,050,000	1,038,848
5.18% due 07/09/24[2,3]	261,000	260,697
Total U.S. Treasury Bills
(Cost $1,299,559)		1,299,545

REPURCHASE AGREEMENTS††,4 - 21.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[1]	3,392,236	3,392,236
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[1]	2,674,379	2,674,379
Total Repurchase Agreements
(Cost $6,066,615)		6,066,615

Total Investments - 99.6%
(Cost $20,256,384)		$27,853,607
Other Assets & Liabilities, net - 0.4%		109,619
Total Net Assets - 100.0%		$27,963,226

34 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
S&P 500® 2x STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	12	Sep 2024	$3,314,100	$12,442

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	09/26/24	3,255	$17,772,559	$38,677
Barclays Bank plc	S&P 500 Index	Pay	5.94% (SOFR + 0.60%)	At Maturity	09/25/24	1,773	9,683,134	22,362
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	09/26/24	851	4,647,741	(7,508)
							$32,103,434	$53,531

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,487,447	$—	$—	$20,487,447
U.S. Treasury Bills	—	1,299,545	—	1,299,545
Repurchase Agreements	—	6,066,615	—	6,066,615
Equity Futures Contracts**	12,442	—	—	12,442
Equity Index Swap Agreements**	—	61,039	—	61,039
Total Assets	$20,499,889	$7,427,199	$—	$27,927,088

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$7,508	$—	$7,508

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $14,189,769)	$21,786,992
Repurchase agreements, at value (cost $6,066,615)	6,066,615
Cash	136
Unrealized appreciation on OTC swap agreements	61,039
Receivables:
Fund shares sold	278,010
Dividends	10,470
Interest	2,685
Securities sold	727
Securities lending income	3
Total assets	28,206,677

Liabilities:
Segregated cash due to broker	110,000
Unrealized depreciation on OTC swap agreements	7,508
Payable for:
Management fees	19,746
Professional fees	19,156
Swap settlement	15,263
Variation margin on futures contracts	13,500
Transfer agent fees	10,502
Investor service fees	5,485
Fund shares redeemed	2,373
Portfolio accounting and administration fees	1,207
Trustees’ fees*	275
Miscellaneous	38,436
Total liabilities	243,451
Net assets	$27,963,226

Net assets consist of:
Paid in capital	$40,908,643
Total distributable earnings (loss)	(12,945,417)
Net assets	$27,963,226
Capital shares outstanding	64,276
Net asset value per share	$435.05

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $41)	$171,252
Interest	172,369
Income from securities lending, net	93
Total investment income	343,714

Expenses:
Management fees	137,303
Investor service fees	38,139
Transfer agent fees	42,119
Professional fees	28,809
Portfolio accounting and administration fees	23,646
Interest expense	22,402
Trustees’ fees*	2,321
Custodian fees	2,008
Miscellaneous	2,832
Total expenses	299,579
Less:
Expenses reimbursed by Adviser	(15,256)
Net expenses	284,323
Net investment income	59,391

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,337,714
Swap agreements	4,372,580
Futures contracts	322,433
Net realized gain	6,032,727
Net change in unrealized appreciation (depreciation) on:
Investments	2,015,402
Swap agreements	(347,543)
Futures contracts	12,463
Net change in unrealized appreciation (depreciation)	1,680,322
Net realized and unrealized gain	7,713,049
Net increase in net assets resulting from operations	$7,772,440

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$59,391	$186,470
Net realized gain on investments	6,032,727	4,582,920
Net change in unrealized appreciation (depreciation) on investments	1,680,322	4,960,298
Net increase in net assets resulting from operations	7,772,440	9,729,688

Distributions to shareholders	—	(22,232)

Capital share transactions:
Proceeds from sale of shares	52,252,322	267,125,621
Distributions reinvested	—	22,232
Cost of shares redeemed	(68,038,230)	(257,360,873)
Net increase (decrease) from capital share transactions	(15,785,908)	9,786,980
Net increase (decrease) in net assets	(8,013,468)	19,494,436

Net assets:
Beginning of period	35,976,694	16,482,258
End of period	$27,963,226	$35,976,694

Capital share activity:
Shares sold	136,835	1,005,151
Shares issued from reinvestment of distributions	—	71
Shares redeemed	(177,709)	(969,875)
Net increase (decrease) in shares	(40,874)	35,347

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$342.15	$236.13	$499.24	$315.43	$313.21	$192.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.74	2.04	.07	(2.79)	(1.21)	1.59
Net gain (loss) on investments (realized and unrealized)	92.16	104.22	(192.13)	186.60	45.29 [f]	118.89
Total from investment operations	92.90	106.26	(192.06)	183.81	44.08	120.48
Less distributions from:
Net investment income	—	(.24)	—	—	(1.68)	—
Net realized gains	—	—	(71.05)	—	(40.18)	—
Total distributions	—	(.24)	(71.05)	—	(41.86)	—
Net asset value, end of period	$435.05	$342.15	$236.13	$499.24	$315.43	$313.21

Total Return[c]	27.15%	45.04%	(39.77%)	58.27%	18.10%	62.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,963	$35,977	$16,482	$90,849	$36,688	$54,196
Ratios to average net assets:
Net investment income (loss)	0.39%	0.71%	0.02%	(0.68%)	(0.44%)	0.62%
Total expenses[d]	1.96%	1.93%	1.84%	1.75%	1.87%	1.87%
Net expenses[e]	1.86%	1.86%	1.77%	1.71%	1.83%	1.80%
Portfolio turnover rate	76%	436%	1,703%	2,834%	2,610%	248%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

38 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 75.7%

Technology - 38.1%
Microsoft Corp.	21,512	$9,614,788
Apple, Inc.	44,383	9,347,947
NVIDIA Corp.	71,198	8,795,801
Broadcom, Inc.	3,464	5,561,556
Advanced Micro Devices, Inc.*	12,083	1,959,983
Adobe, Inc.*	3,349	1,860,503
QUALCOMM, Inc.	8,343	1,661,759
Applied Materials, Inc.	6,190	1,460,778
Intuit, Inc.	2,090	1,373,569
Texas Instruments, Inc.	6,807	1,324,166
Micron Technology, Inc.	8,279	1,088,937
Lam Research Corp.	977	1,040,358
Intel Corp.	31,825	985,620
Analog Devices, Inc.	3,710	846,845
KLA Corp.	1,007	830,281
ASML Holding N.V. — Class G	680	695,456
Synopsys, Inc.*	1,145	681,344
Crowdstrike Holdings, Inc. — Class A*	1,724	660,620
Cadence Design Systems, Inc.*	2,034	625,964
NXP Semiconductor N.V.	1,911	514,231
Marvell Technology, Inc.	6,471	452,323
Roper Technologies, Inc.	800	450,928
Autodesk, Inc.*	1,611	398,642
Microchip Technology, Inc.	4,014	367,281
Workday, Inc. — Class A*	1,585	354,343
Fortinet, Inc.*	5,711	344,202
Paychex, Inc.	2,691	319,045
Datadog, Inc. — Class A*	2,306	299,065
Electronic Arts, Inc.	1,991	277,406
Cognizant Technology Solutions Corp. — Class A	3,717	252,756
ON Semiconductor Corp.*	3,216	220,457
Zscaler, Inc.*	1,120	215,253
Atlassian Corp. — Class A*	1,191	210,664
ANSYS, Inc.*	653	209,939
GLOBALFOUNDRIES, Inc.*,1	4,123	208,459
Take-Two Interactive Software, Inc.*	1,281	199,183
ARM Holdings plc ADR*,1	884	144,640
MongoDB, Inc.*	548	136,978
Total Technology		55,992,070

Communications - 19.2%
Amazon.com, Inc.*	30,121	5,820,883
Meta Platforms, Inc. — Class A	10,091	5,088,084
Alphabet, Inc. — Class A	17,002	3,096,914
Alphabet, Inc. — Class C	16,258	2,982,043
Netflix, Inc.*	3,221	2,173,789
T-Mobile US, Inc.	8,761	1,543,513
Cisco Systems, Inc.	30,119	1,430,953
Comcast Corp. — Class A	29,262	1,145,900
Booking Holdings, Inc.	254	1,006,221
Palo Alto Networks, Inc.*	2,421	820,743
PDD Holdings, Inc. ADR*	4,993	663,819
MercadoLibre, Inc.*	379	622,849
Airbnb, Inc. — Class A*	3,301	500,531
Trade Desk, Inc. — Class A*	3,328	325,046
Charter Communications, Inc. — Class A*	1,077	321,980
DoorDash, Inc. — Class A*	2,853	310,349
CDW Corp.	1,005	224,959
Warner Bros Discovery, Inc.*	18,318	136,286
Total Communications		28,214,862

Consumer, Non-cyclical - 8.5%
PepsiCo, Inc.	10,278	1,695,150
Amgen, Inc.	4,010	1,252,924
Intuitive Surgical, Inc.*	2,652	1,179,742
Vertex Pharmaceuticals, Inc.*	1,929	904,161
Regeneron Pharmaceuticals, Inc.*	810	851,334
Automatic Data Processing, Inc.	3,060	730,391
Mondelez International, Inc. — Class A	10,028	656,233
Gilead Sciences, Inc.	9,314	639,034
Cintas Corp.	759	531,497
PayPal Holdings, Inc.*	7,820	453,795
Monster Beverage Corp.*	7,788	389,011
Moderna, Inc.*	2,865	340,219
AstraZeneca plc ADR	4,353	339,490
Keurig Dr Pepper, Inc.	10,134	338,475
Dexcom, Inc.*	2,973	337,079
IDEXX Laboratories, Inc.*	617	300,603
Kraft Heinz Co.	9,078	292,493
Verisk Analytics, Inc. — Class A	1,067	287,610
GE HealthCare Technologies, Inc.	3,412	265,863
Biogen, Inc.*	1,088	252,220
Coca-Cola Europacific Partners plc	3,433	250,163
Illumina, Inc.*	1,191	124,317
GRAIL, Inc.*,1	199	3,051
Total Consumer, Non-cyclical		12,414,855

Consumer, Cyclical - 6.2%
Costco Wholesale Corp.	3,316	2,818,567
Tesla, Inc.*	13,972	2,764,779
Starbucks Corp.	8,468	659,234
Marriott International, Inc. — Class A	2,135	516,179
O’Reilly Automotive, Inc.*	440	464,666
PACCAR, Inc.	3,918	403,319
Copart, Inc.*	7,194	389,627
Ross Stores, Inc.	2,507	364,317
Lululemon Athletica, Inc.*	903	269,726
Fastenal Co.	4,280	268,955
Dollar Tree, Inc.*	1,631	174,142
Walgreens Boots Alliance, Inc.	6,450	78,013
Total Consumer, Cyclical		9,171,524

Industrial - 1.2%
Honeywell International, Inc.	4,868	1,039,513
CSX Corp.	14,615	488,872
Old Dominion Freight Line, Inc.	1,624	286,798
Total Industrial		1,815,183

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Basic Materials - 1.1%
Linde plc	3,594	$1,577,083

Utilities - 0.9%
Constellation Energy Corp.	2,357	472,037
American Electric Power Company, Inc.	3,941	345,783
Exelon Corp.	7,476	258,744
Xcel Energy, Inc.	4,154	221,865
Total Utilities		1,298,429

Energy - 0.4%
Diamondback Energy, Inc.	1,333	266,853
Baker Hughes Co.	7,461	262,404
Total Energy		529,257

Financial - 0.1%
CoStar Group, Inc.*	3,054	226,424

Total Common Stocks
(Cost $76,993,642)		111,239,687

	Face Amount
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	$2,837,000	2,833,707
5.23% due 09/12/24[3,4]	1,100,000	1,088,317
Total U.S. Treasury Bills
(Cost $3,922,012)		3,922,024

REPURCHASE AGREEMENTS††,5 - 13.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	11,334,970	11,334,970
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	8,936,291	8,936,291
Total Repurchase Agreements
(Cost $20,271,261)		20,271,261

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[7]	275,347	275,347
Total Securities Lending Collateral
(Cost $275,347)		275,347

Total Investments - 92.4%
(Cost $101,462,262)		$135,708,319
Other Assets & Liabilities, net - 7.6%		11,118,427
Total Net Assets - 100.0%		$146,826,746

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	35	Sep 2024	$13,952,750	$(11,855)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	09/26/24	6,452	$127,002,374	$1,130,140
Barclays Bank plc	NASDAQ-100 Index	Pay	6.04% (SOFR + 0.70%)	At Maturity	09/25/24	834	16,414,130	122,863
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	09/26/24	1,282	25,226,263	(23,414)
							$168,642,767	$1,229,589

40 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$111,239,687	$—	$—	$111,239,687
U.S. Treasury Bills	—	3,922,024	—	3,922,024
Repurchase Agreements	—	20,271,261	—	20,271,261
Securities Lending Collateral	275,347	—	—	275,347
Equity Index Swap Agreements**	—	1,253,003	—	1,253,003
Total Assets	$111,515,034	$25,446,288	$—	$136,961,322

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$11,855	$—	$—	$11,855
Equity Index Swap Agreements**	—	23,414	—	23,414
Total Liabilities	$11,855	$23,414	$—	$35,269

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $267,086 of securities loaned (cost $81,191,001)	$115,437,058
Repurchase agreements, at value (cost $20,271,261)	20,271,261
Segregated cash with broker	228,743
Unrealized appreciation on OTC swap agreements	1,253,003
Receivables:
Fund shares sold	12,355,705
Swap settlement	31,834
Dividends	16,604
Interest	8,971
Securities lending income	310
Total assets	149,603,489

Liabilities:
Segregated cash due to broker	1,990,000
Unrealized depreciation on OTC swap agreements	23,414
Payable for:
Return of securities lending collateral	275,347
Management fees	93,669
Variation margin on futures contracts	74,900
Transfer agent fees	44,670
Investor service fees	26,019
Fund shares redeemed	11,122
Portfolio accounting and administration fees	5,724
Trustees’ fees*	1,040
Miscellaneous	230,838
Total liabilities	2,776,743
Net assets	$146,826,746

Net assets consist of:
Paid in capital	$106,145,316
Total distributable earnings (loss)	40,681,430
Net assets	$146,826,746
Capital shares outstanding	854,449
Net asset value per share	$171.84

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $669)	$394,674
Interest	612,534
Income from securities lending, net	9,854
Total investment income	1,017,062

Expenses:
Management fees	524,598
Investor service fees	145,722
Transfer agent fees	156,563
Professional fees	114,135
Portfolio accounting and administration fees	90,346
Interest expense	67,601
Trustees’ fees*	8,080
Custodian fees	7,963
Line of credit fees	120
Miscellaneous	30,949
Total expenses	1,146,077
Less:
Expenses reimbursed by Adviser	(58,288)
Net expenses	1,087,789
Net investment loss	(70,727)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,622,214
Swap agreements	12,036,585
Futures contracts	6,293,669
Net realized gain	25,952,468
Net change in unrealized appreciation (depreciation) on:
Investments	6,981,596
Swap agreements	114,400
Futures contracts	(209,148)
Net change in unrealized appreciation (depreciation)	6,886,848
Net realized and unrealized gain	32,839,316
Net increase in net assets resulting from operations	$32,768,589

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(70,727)	$(227,573)
Net realized gain on investments	25,952,468	28,848,302
Net change in unrealized appreciation (depreciation) on investments	6,886,848	30,132,618
Net increase in net assets resulting from operations	32,768,589	58,753,347

Capital share transactions:
Proceeds from sale of shares	624,556,480	682,258,019
Cost of shares redeemed	(630,165,480)	(653,572,542)
Net increase (decrease) from capital share transactions	(5,609,000)	28,685,477
Net increase in net assets	27,159,589	87,438,824

Net assets:
Beginning of period	119,667,157	32,228,333
End of period	$146,826,746	$119,667,157

Capital share activity:
Shares sold	4,284,435	7,093,575
Shares redeemed	(4,343,885)	(6,711,535)
Net increase (decrease) in shares	(59,450)	382,040

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$130.94	$60.60	$191.98	$141.54	$91.34	$50.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.24)	(.49)	(1.74)	(.88)	.22
Net gain (loss) on investments (realized and unrealized)	40.99	70.58	(111.42)	73.37	72.46	40.55
Total from investment operations	40.90	70.34	(111.91)	71.63	71.58	40.77
Less distributions from:
Net investment income	—	—	—	—	(.30)	(.11)
Net realized gains	—	—	(19.47)	(21.19)	(21.08)	—
Total distributions	—	—	(19.47)	(21.19)	(21.38)	(.11)
Net asset value, end of period	$171.84	$130.94	$60.60	$191.98	$141.54	$91.34

Total Return[c]	31.24%	116.07%	(61.04%)	53.45%	86.87%	80.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$146,827	$119,667	$32,228	$151,069	$131,049	$99,811
Ratios to average net assets:
Net investment income (loss)	(0.12%)	(0.25%)	(0.47%)	(1.05%)	(0.83%)	0.30%
Total expenses[d]	1.97%	2.08%	1.86%	1.78%	1.91%	1.91%
Net expenses[e]	1.87%	2.01%	1.79%	1.74%	1.87%	1.84%
Portfolio turnover rate	269%	564%	860%	392%	663%	346%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

44 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 83.3%

Industrial - 19.1%
Carlisle Companies, Inc.	60	$24,312
Lennox International, Inc.	41	21,934
EMCOR Group, Inc.	59	21,540
Owens Corning	110	19,109
Graco, Inc.	214	16,966
Saia, Inc.*	34	16,126
nVent Electric plc	210	16,088
XPO, Inc.*	147	15,604
TopBuild Corp.*	40	15,411
AECOM	172	15,160
Clean Harbors, Inc.*	63	14,247
Tetra Tech, Inc.	68	13,905
Advanced Drainage Systems, Inc.	86	13,793
Comfort Systems USA, Inc.	45	13,685
Lincoln Electric Holdings, Inc.	72	13,582
ITT, Inc.	104	13,435
Woodward, Inc.	77	13,427
Curtiss-Wright Corp.	49	13,278
Toro Co.	132	12,343
Coherent Corp.*	168	12,173
AptarGroup, Inc.	84	11,828
Universal Display Corp.	55	11,564
Regal Rexnord Corp.	85	11,494
TD SYNNEX Corp.	98	11,309
Crown Holdings, Inc.	151	11,233
BWX Technologies, Inc.	116	11,020
Donaldson Company, Inc.	153	10,949
Fortune Brands Innovations, Inc.	158	10,261
Knight-Swift Transportation Holdings, Inc.	204	10,184
Graphic Packaging Holding Co.	388	10,170
Trex Company, Inc.*	137	10,154
Cognex Corp.	217	10,147
RBC Bearings, Inc.*	37	9,982
Eagle Materials, Inc.	44	9,568
Applied Industrial Technologies, Inc.	49	9,506
Acuity Brands, Inc.	39	9,416
Fluor Corp.*	216	9,407
Crane Co.	62	8,989
Oshkosh Corp.	83	8,981
Simpson Manufacturing Company, Inc.	53	8,932
Kirby Corp.*	74	8,860
MSA Safety, Inc.	47	8,821
UFP Industries, Inc.	78	8,736
Berry Global Group, Inc.	145	8,533
Landstar System, Inc.	46	8,486
Middleby Corp.*	68	8,337
MasTec, Inc.*	77	8,238
Arrow Electronics, Inc.*	67	8,091
Flowserve Corp.	166	7,985
Littelfuse, Inc.	31	7,923
Chart Industries, Inc.*	54	7,794
AGCO Corp.	79	7,733
AAON, Inc.	87	7,590
Vontier Corp.	196	7,487
Novanta, Inc.*	45	7,340
NEXTracker, Inc. — Class A*	155	7,267
Valmont Industries, Inc.	26	7,136
Sensata Technologies Holding plc	190	7,104
Ryder System, Inc.	55	6,813
Stericycle, Inc.*	117	6,801
Esab Corp.	72	6,799
Louisiana-Pacific Corp.	81	6,669
Timken Co.	82	6,571
Hexcel Corp.	105	6,557
MDU Resources Group, Inc.	258	6,476
Watts Water Technologies, Inc. — Class A	35	6,418
Sonoco Products Co.	124	6,289
Exponent, Inc.	64	6,088
GATX Corp.	45	5,956
Avnet, Inc.	115	5,921
EnerSys	51	5,280
Knife River Corp.*	72	5,050
Belden, Inc.	51	4,784
Terex Corp.	85	4,661
Silgan Holdings, Inc.	103	4,360
Vishay Intertechnology, Inc.	158	3,524
Greif, Inc. — Class A	33	1,897
Total Industrial		771,587

Financial - 18.5%
Reinsurance Group of America, Inc. — Class A	84	17,243
Interactive Brokers Group, Inc. — Class A	135	16,551
Fidelity National Financial, Inc.	328	16,210
Equitable Holdings, Inc.	387	15,813
Gaming and Leisure Properties, Inc. REIT	343	15,507
Equity LifeStyle Properties, Inc. REIT	236	15,371
WP Carey, Inc. REIT	277	15,249
American Homes 4 Rent — Class A REIT	407	15,124
RenaissanceRe Holdings Ltd.	67	14,975
Ally Financial, Inc.	346	13,726
Lamar Advertising Co. — Class A REIT	111	13,268
East West Bancorp, Inc.	176	12,889
CubeSmart REIT	285	12,873
Jones Lang LaSalle, Inc.*	61	12,522
Rexford Industrial Realty, Inc. REIT	275	12,262
Annaly Capital Management, Inc. REIT	632	12,046
Erie Indemnity Co. — Class A	32	11,597
Unum Group	225	11,500
Carlyle Group, Inc.	273	10,961
First Horizon Corp.	692	10,913
Stifel Financial Corp.	129	10,855
Kinsale Capital Group, Inc.	28	10,788
Jefferies Financial Group, Inc.	215	10,699
Omega Healthcare Investors, Inc. REIT	312	10,686
EastGroup Properties, Inc. REIT	62	10,546
Primerica, Inc.	44	10,410
American Financial Group, Inc.	83	10,211
Old Republic International Corp.	320	9,888
NNN REIT, Inc.	232	9,883
Webster Financial Corp.	217	9,459

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Evercore, Inc. — Class A	45	$9,379
Voya Financial, Inc.	128	9,107
Houlihan Lokey, Inc.	66	8,901
Brixmor Property Group, Inc. REIT	381	8,797
Cullen/Frost Bankers, Inc.	82	8,334
Commerce Bancshares, Inc.	149	8,311
STAG Industrial, Inc. REIT	230	8,294
SEI Investments Co.	126	8,151
Zions Bancorp North America	187	8,110
First Industrial Realty Trust, Inc. REIT	167	7,934
Healthcare Realty Trust, Inc. REIT	479	7,894
Agree Realty Corp. REIT	127	7,866
Pinnacle Financial Partners, Inc.	97	7,764
Wintrust Financial Corp.	78	7,688
Essent Group Ltd.	135	7,586
Ryan Specialty Holdings, Inc.	130	7,528
Synovus Financial Corp.	186	7,475
Prosperity Bancshares, Inc.	122	7,459
SouthState Corp.	96	7,336
MGIC Investment Corp.	337	7,262
Selective Insurance Group, Inc.	77	7,225
Starwood Property Trust, Inc. REIT	380	7,197
RLI Corp.	51	7,175
First American Financial Corp.	132	7,121
Old National Bancorp	399	6,859
Cadence Bank	231	6,533
Affiliated Managers Group, Inc.	40	6,249
FNB Corp.	455	6,224
Kite Realty Group Trust REIT	277	6,199
SLM Corp.	278	5,780
Hanover Insurance Group, Inc.	46	5,770
Home BancShares, Inc.	235	5,631
United Bankshares, Inc.	171	5,547
Janus Henderson Group plc	162	5,461
Bank OZK	133	5,453
Glacier Bancorp, Inc.	144	5,374
Independence Realty Trust, Inc. REIT	284	5,322
Vornado Realty Trust REIT	202	5,311
Columbia Banking System, Inc.	265	5,271
Hancock Whitney Corp.	110	5,261
Western Union Co.	428	5,230
Rayonier, Inc. REIT	173	5,033
First Financial Bankshares, Inc.	162	4,784
UMB Financial Corp.	55	4,588
Kemper Corp.	77	4,568
Sabra Health Care REIT, Inc.	293	4,512
Cousins Properties, Inc. REIT	192	4,445
Kilroy Realty Corp. REIT	135	4,208
EPR Properties REIT	96	4,030
Park Hotels & Resorts, Inc. REIT	267	4,000
Associated Banc-Corp.	187	3,955
PotlatchDeltic Corp. REIT	100	3,939
International Bancshares Corp.	68	3,890
CNO Financial Group, Inc.	137	3,798
Valley National Bancorp	541	3,776
National Storage Affiliates Trust REIT	89	3,669
Texas Capital Bancshares, Inc.*	59	3,607
COPT Defense Properties REIT	142	3,554
Brighthouse Financial, Inc.*	78	3,380
Federated Hermes, Inc. — Class B	101	3,321
New York Community Bancorp, Inc.	985	3,172
Total Financial		747,623

Consumer, Non-cyclical - 13.7%
Illumina, Inc.*	201	20,980
BioMarin Pharmaceutical, Inc.*	241	19,772
Sarepta Therapeutics, Inc.*	119	18,802
United Therapeutics Corp.*	56	17,839
RB Global, Inc.	232	17,715
Neurocrine Biosciences, Inc.*	127	17,484
Tenet Healthcare Corp.*	124	16,496
US Foods Holding Corp.*	286	15,152
elf Beauty, Inc.*	70	14,750
Service Corporation International	184	13,088
Performance Food Group Co.*	197	13,024
Medpace Holdings, Inc.*	30	12,355
Encompass Health Corp.	127	10,895
Celsius Holdings, Inc.*	189	10,790
Sprouts Farmers Market, Inc.*	128	10,709
Chemed Corp.	19	10,309
Globus Medical, Inc. — Class A*	143	9,794
Morningstar, Inc.	33	9,763
FTI Consulting, Inc.*	45	9,699
H&R Block, Inc.	177	9,599
Ingredion, Inc.	83	9,520
HealthEquity, Inc.*	110	9,482
BellRing Brands, Inc.*	165	9,428
WEX, Inc.*	53	9,388
Penumbra, Inc.*	49	8,819
Jazz Pharmaceuticals plc*	80	8,539
Halozyme Therapeutics, Inc.*	161	8,430
Repligen Corp.*	66	8,320
Exelixis, Inc.*	368	8,269
Acadia Healthcare Company, Inc.*	117	7,902
Cytokinetics, Inc.*	145	7,856
Bruker Corp.	123	7,849
GXO Logistics, Inc.*	151	7,625
Darling Ingredients, Inc.*	202	7,423
Paylocity Holding Corp.*	55	7,252
Lantheus Holdings, Inc.*	88	7,065
Masimo Corp.*	56	7,053
Valvoline, Inc.*	163	7,042
Post Holdings, Inc.*	64	6,666
Dentsply Sirona, Inc.	262	6,526
Coca-Cola Consolidated, Inc.	6	6,510
Option Care Health, Inc.*	220	6,094
Brink’s Co.	56	5,734
Euronet Worldwide, Inc.*	55	5,692
Flowers Foods, Inc.	243	5,395
Haemonetics Corp.*	64	5,295
Grand Canyon Education, Inc.*	37	5,177
Lancaster Colony Corp.	26	4,913
Coty, Inc. — Class A*	461	4,619

46 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Roivant Sciences Ltd.*	428	$4,524
Perrigo Company plc	172	4,417
Insperity, Inc.	46	4,196
ManpowerGroup, Inc.	60	4,188
Arrowhead Pharmaceuticals, Inc.*	158	4,107
Neogen Corp.*	250	3,907
Amedisys, Inc.*	41	3,764
LivaNova plc*	68	3,728
Boston Beer Company, Inc. — Class A*	12	3,661
Envista Holdings Corp.*	218	3,625
Azenta, Inc.*	68	3,578
Graham Holdings Co. — Class B	5	3,498
R1 RCM, Inc.*	250	3,140
Progyny, Inc.*	105	3,004
Enovis Corp.*	63	2,848
Helen of Troy Ltd.*	30	2,782
Avis Budget Group, Inc.	23	2,404
QuidelOrtho Corp.*	63	2,093
Pilgrim’s Pride Corp.*	51	1,963
Sotera Health Co.*	157	1,864
Total Consumer, Non-cyclical		556,189

Consumer, Cyclical - 13.2%
Williams-Sonoma, Inc.	82	23,154
Burlington Stores, Inc.*	81	19,440
Watsco, Inc.	41	18,993
Casey’s General Stores, Inc.	47	17,933
Dick’s Sporting Goods, Inc.	74	15,899
Wingstop, Inc.	37	15,638
Toll Brothers, Inc.	132	15,204
BJ’s Wholesale Club Holdings, Inc.*	168	14,757
Texas Roadhouse, Inc. — Class A	84	14,424
Floor & Decor Holdings, Inc. — Class A*	135	13,420
Light & Wonder, Inc. — Class A*	114	11,956
Churchill Downs, Inc.	85	11,866
Skechers USA, Inc. — Class A*	167	11,543
Aramark	332	11,295
Murphy USA, Inc.	24	11,267
Crocs, Inc.*	77	11,237
Core & Main, Inc. — Class A*	216	10,571
Tempur Sealy International, Inc.	220	10,415
Gentex Corp.	292	9,843
Autoliv, Inc.	92	9,843
Lithia Motors, Inc. — Class A	35	8,836
WESCO International, Inc.	55	8,718
Hyatt Hotels Corp. — Class A	57	8,659
Vail Resorts, Inc.	48	8,646
GameStop Corp. — Class A*,1	341	8,419
Lear Corp.	72	8,223
Planet Fitness, Inc. — Class A*	111	8,169
TKO Group Holdings, Inc.	75	8,099
Ollie’s Bargain Outlet Holdings, Inc.*	78	7,657
Five Below, Inc.*	70	7,628
PVH Corp.	72	7,623
Wyndham Hotels & Resorts, Inc.	102	7,548
Taylor Morrison Home Corp. — Class A*	134	7,429
Mattel, Inc.*	435	7,073
Whirlpool Corp.	69	7,052
Macy’s, Inc.	348	6,682
KB Home	94	6,597
Gap, Inc.	274	6,546
Thor Industries, Inc.	67	6,261
Brunswick Corp.	85	6,185
Dolby Laboratories, Inc. — Class A	76	6,021
Warner Music Group Corp. — Class A	179	5,487
Polaris, Inc.	67	5,247
Harley-Davidson, Inc.	155	5,199
FirstCash Holdings, Inc.	48	5,034
AutoNation, Inc.*	31	4,941
Capri Holdings Ltd.*	147	4,863
Boyd Gaming Corp.	85	4,684
RH*	19	4,644
MSC Industrial Direct Company, Inc. — Class A	58	4,600
YETI Holdings, Inc.*	108	4,120
Travel + Leisure Co.	91	4,093
Goodyear Tire & Rubber Co.*	360	4,086
Visteon Corp.*	35	3,735
Penske Automotive Group, Inc.	25	3,726
Marriott Vacations Worldwide Corp.	42	3,668
Choice Hotels International, Inc.[1]	30	3,570
Wendy’s Co.	210	3,562
Hilton Grand Vacations, Inc.*	87	3,517
Scotts Miracle-Gro Co. — Class A	54	3,513
Columbia Sportswear Co.	43	3,400
Carter’s, Inc.	46	2,851
Adient plc*	114	2,817
Nordstrom, Inc.	124	2,631
Under Armour, Inc. — Class A*	239	1,594
Under Armour, Inc. — Class C*	241	1,574
Total Consumer, Cyclical		533,925

Technology - 7.1%
Pure Storage, Inc. — Class A*	386	24,785
Manhattan Associates, Inc.*	78	19,241
Onto Innovation, Inc.*	62	13,613
Dynatrace, Inc.*	304	13,601
CACI International, Inc. — Class A*	28	12,043
KBR, Inc.	170	10,904
MKS Instruments, Inc.	80	10,446
Lattice Semiconductor Corp.*	174	10,090
Duolingo, Inc.*	47	9,808
Cirrus Logic, Inc.*	68	8,681
Rambus, Inc.*	136	7,991
MACOM Technology Solutions Holdings, Inc.*	69	7,691
Kyndryl Holdings, Inc.*	291	7,656
Science Applications International Corp.	65	7,641
Altair Engineering, Inc. — Class A*	72	7,062
Aspen Technology, Inc.*	35	6,952
Dropbox, Inc. — Class A*	305	6,853
Genpact Ltd.	209	6,728
Qualys, Inc.*	47	6,702
CommVault Systems, Inc.*	55	6,686

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Appfolio, Inc. — Class A*	27	$6,603
Maximus, Inc.	77	6,599
ExlService Holdings, Inc.*	205	6,429
Amkor Technology, Inc.	131	5,243
ASGN, Inc.*	58	5,114
Power Integrations, Inc.	72	5,054
ZoomInfo Technologies, Inc. — Class A*	359	4,584
Silicon Laboratories, Inc.*	41	4,536
Synaptics, Inc.*	50	4,410
Doximity, Inc. — Class A*	155	4,335
Lumentum Holdings, Inc.*	85	4,328
Teradata Corp.*	123	4,251
Blackbaud, Inc.*	51	3,885
Crane NXT Co.	62	3,808
Concentrix Corp.	59	3,734
Wolfspeed, Inc.*	159	3,619
IPG Photonics Corp.*	36	3,038
Allegro MicroSystems, Inc.*	90	2,542
Total Technology		287,286

Energy - 5.0%
Texas Pacific Land Corp.	24	17,622
Ovintiv, Inc.	315	14,764
Chord Energy Corp.	79	13,247
Antero Resources Corp.*	369	12,040
Chesapeake Energy Corp.	141	11,589
Weatherford International plc*	92	11,265
Permian Resources Corp.	649	10,481
Range Resources Corp.	307	10,294
HF Sinclair Corp.	190	10,135
NOV, Inc.	500	9,505
Southwestern Energy Co.*	1,394	9,382
Matador Resources Co.	147	8,761
DT Midstream, Inc.	123	8,737
Civitas Resources, Inc.	116	8,004
ChampionX Corp.	241	8,004
Murphy Oil Corp.	183	7,547
Equitrans Midstream Corp.	548	7,113
Antero Midstream Corp.	433	6,382
PBF Energy, Inc. — Class A	133	6,121
Valaris Ltd.*	79	5,886
CNX Resources Corp.*	194	4,714
Total Energy		201,593

Basic Materials - 3.5%
Reliance, Inc.	73	20,849
RPM International, Inc.	163	17,552
United States Steel Corp.	283	10,697
Royal Gold, Inc.	84	10,514
Axalta Coating Systems Ltd.*	279	9,533
Cleveland-Cliffs, Inc.*	601	9,249
Alcoa Corp.	227	9,030
Commercial Metals Co.	147	8,084
Olin Corp.	151	7,120
Cabot Corp.	70	6,432
Ashland, Inc.	63	5,953
Westlake Corp.	41	5,938
Avient Corp.	116	5,063
NewMarket Corp.	9	4,640
Arcadium Lithium plc*	1,304	4,381
Chemours Co.	189	4,266
MP Materials Corp.*	169	2,151
Total Basic Materials		141,452

Utilities - 2.1%
Essential Utilities, Inc.	318	11,871
OGE Energy Corp.	254	9,068
National Fuel Gas Co.	117	6,340
UGI Corp.	265	6,069
IDACORP, Inc.	64	5,962
Portland General Electric Co.	130	5,621
Southwest Gas Holdings, Inc.	76	5,349
New Jersey Resources Corp.	125	5,343
Ormat Technologies, Inc.	68	4,876
Black Hills Corp.	87	4,731
ALLETE, Inc.	73	4,551
ONE Gas, Inc.	71	4,533
Spire, Inc.	73	4,433
PNM Resources, Inc.	114	4,213
Northwestern Energy Group, Inc.	78	3,906
Total Utilities		86,866

Communications - 1.1%
New York Times Co. — Class A	207	10,601
Ciena Corp.*	183	8,817
Frontier Communications Parent, Inc.*	283	7,409
Nexstar Media Group, Inc. — Class A	40	6,640
Iridium Communications, Inc.	154	4,099
Ziff Davis, Inc.*	58	3,193
TEGNA, Inc.	215	2,997
Total Communications		43,756

Total Common Stocks
(Cost $2,355,020)		3,370,277

MUTUAL FUNDS† - 5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	158,694
Guggenheim Strategy Fund II2	3,259	80,322
Total Mutual Funds
(Cost $231,938)		239,016

	Face Amount
U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bills
5.23% due 09/12/24[3,4]	$50,000	49,469
5.18% due 07/09/24[4,5]	30,000	29,965
Total U.S. Treasury Bills
(Cost $79,435)		79,434

48 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 8.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[3]	$198,300	$198,300
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[3]	156,336	156,336
Total Repurchase Agreements
(Cost $354,636)		354,636

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[8]	8,917	8,917
Total Securities Lending Collateral
(Cost $8,917)		8,917

Total Investments - 100.2%
(Cost $3,029,946)		$4,052,280
Other Assets & Liabilities, net - (0.2)%		(7,011)
Total Net Assets - 100.0%		$4,045,269

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	2	Sep 2024	$591,820	$5,957

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	09/26/24	71	$206,785	$621
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.89% (SOFR + 0.55%)	At Maturity	09/25/24	249	730,782	(5,096)
Goldman Sachs International	S&P MidCap 400 Index	Pay	5.58% (Federal Funds Rate + 0.25%)	At Maturity	09/26/24	399	1,169,172	(7,005)
							$2,106,739	$(11,480)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[6]	Repurchase Agreements — See Note 6.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,370,277	$—	$—	$3,370,277
Mutual Funds	239,016	—	—	239,016
U.S. Treasury Bills	—	79,434	—	79,434
Repurchase Agreements	—	354,636	—	354,636
Securities Lending Collateral	8,917	—	—	8,917
Equity Futures Contracts**	5,957	—	—	5,957
Equity Index Swap Agreements**	—	621	—	621
Total Assets	$3,624,167	$434,691	$—	$4,058,858

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$12,101	$—	$12,101

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$79,834	$—	$—	$—	$488	$80,322	3,259	$2,250
Guggenheim Ultra Short Duration Fund — Institutional Class	157,257	—	—	—	1,437	158,694	15,965	4,105
	$237,091	$—	$—	$—	$1,925	$239,016		$6,355

50 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $8,622 of securities loaned (cost $2,443,372)	$3,458,628
Investments in affiliated issuers, at value (cost $231,938)	239,016
Repurchase agreements, at value (cost $354,636)	354,636
Cash	55
Segregated cash with broker	19,162
Unrealized appreciation on OTC swap agreements	621
Receivables:
Dividends	4,247
Fund shares sold	3,272
Variation margin on futures contracts	880
Interest	156
Securities lending income	6
Total assets	4,080,679

Liabilities:
Unrealized depreciation on OTC swap agreements	12,101
Payable for:
Return of securities lending collateral	8,917
Professional fees	3,001
Management fees	2,790
Transfer agent fees	1,550
Swap settlement	1,431
Investor service fees	783
Fund shares redeemed	279
Portfolio accounting and administration fees	173
Trustees’ fees*	36
Miscellaneous	4,349
Total liabilities	35,410
Net assets	$4,045,269

Net assets consist of:
Paid in capital	$3,592,315
Total distributable earnings (loss)	452,954
Net assets	$4,045,269
Capital shares outstanding	18,349
Net asset value per share	$220.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$26,765
Dividends from securities of affiliated issuers	6,355
Interest	15,456
Income from securities lending, net	47
Total investment income	48,623

Expenses:
Management fees	19,184
Transfer agent fees	5,652
Investor service fees	5,329
Professional fees	3,489
Portfolio accounting and administration fees	3,304
Interest expense	404
Custodian fees	276
Trustees’ fees*	272
Line of credit fees	20
Miscellaneous	1,176
Total expenses	39,106
Less:
Expenses reimbursed by Adviser	(2,132)
Expenses waived by Adviser	(196)
Total waived/reimbursed expenses	(2,328)
Net expenses	36,778
Net investment income	11,845

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	73,581
Swap agreements	132,800
Futures contracts	22,376
Net realized gain	228,757
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	127,257
Investments in affiliated issuers	1,925
Swap agreements	(53,967)
Futures contracts	5,957
Net change in unrealized appreciation (depreciation)	81,172
Net realized and unrealized gain	309,929
Net increase in net assets resulting from operations	$321,774

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,845	$21,911
Net realized gain on investments	228,757	171,912
Net change in unrealized appreciation (depreciation) on investments	81,172	525,761
Net increase in net assets resulting from operations	321,774	719,584

Capital share transactions:
Proceeds from sale of shares	1,725,033	2,708,618
Cost of shares redeemed	(2,349,831)	(3,595,618)
Net decrease from capital share transactions	(624,798)	(887,000)
Net decrease in net assets	(303,024)	(167,416)

Net assets:
Beginning of period	4,348,293	4,515,709
End of period	$4,045,269	$4,348,293

Capital share activity:
Shares sold	8,028	13,907
Shares redeemed	(10,719)	(18,832)
Net decrease in shares	(2,691)	(4,925)

52 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019[f]
Per Share Data
Net asset value, beginning of period	$206.67	$173.92	$242.90	$205.26	$193.99	$144.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.60	1.04	(.22)	(1.55)	(.12)	1.10
Net gain (loss) on investments (realized and unrealized)	13.19	31.71	(56.21)	70.95	12.09	50.79
Total from investment operations	13.79	32.75	(56.43)	69.40	11.97	51.89
Less distributions from:
Net investment income	—	—	—	—	(.15)	(1.90)
Net realized gains	—	—	(12.55)	(31.76)	(.55)	—
Total distributions	—	—	(12.55)	(31.76)	(.70)	(1.90)
Net asset value, end of period	$220.46	$206.67	$173.92	$242.90	$205.26	$193.99

Total Return[c]	6.67%	18.83%	(23.20%)	35.25%	10.69%	36.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,045	$4,348	$4,516	$6,038	$4,756	$5,444
Ratios to average net assets:
Net investment income (loss)	0.56%	0.56%	(0.11%)	(0.65%)	(0.47%)	0.60%
Total expenses[d]	1.83%	1.89%	1.83%	1.75%	1.87%	1.87%
Net expenses[e]	1.73%	1.81%	1.77%	1.69%	1.81%	1.80%
Portfolio turnover rate	25%	18%	154%	56%	472%	274%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through December 31, 2019 have been restated to reflect a 1:10 reverse share split effective August 24, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 31.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,464	$24,490
Guggenheim Strategy Fund II1	822	20,256
Total Mutual Funds
(Cost $43,902)		44,746

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 14.2%
Farmer Mac
5.10% due 07/17/24[2]	$20,000	19,953
Total Federal Agency Discount Notes
(Cost $19,953)		19,953

FEDERAL AGENCY NOTES†† - 12.9%
Fannie Mae
1.75% due 07/02/24	18,000	17,998
Total Federal Agency Notes
(Cost $17,998)		17,998

REPURCHASE AGREEMENTS††,3 - 32.0%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	25,141	25,141
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	19,820	19,820
Total Repurchase Agreements
(Cost $44,961)		44,961

Total Investments - 91.0%
(Cost $126,814)		$127,658
Other Assets & Liabilities, net - 9.0%		12,691
Total Net Assets - 100.0%		$140,349

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	Receive	5.59% (SOFR + 0.25%)	At Maturity	09/25/24	18	$53,534	$374
Goldman Sachs International	S&P MidCap 400 Index	Receive	5.28% (Federal Funds Rate - 0.05%)	At Maturity	09/26/24	20	59,493	147
BNP Paribas	S&P MidCap 400 Index	Receive	5.38% (Federal Funds Rate + 0.05%)	At Maturity	09/26/24	10	29,559	(90)
							$142,586	$431

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

54 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$44,746	$—	$—	$44,746
Federal Agency Discount Notes	—	19,953	—	19,953
Federal Agency Notes	—	17,998	—	17,998
Repurchase Agreements	—	44,961	—	44,961
Equity Index Swap Agreements**	—	521	—	521
Total Assets	$44,746	$83,433	$—	$128,179

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$90	$—	$90

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,132	$—	$—	$—	$124	$20,256	822	$567
Guggenheim Ultra Short Duration Fund — Institutional Class	24,268	—	—	—	222	24,490	2,464	634
	$44,400	$—	$—	$—	$346	$44,746		$1,201

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $37,951)	$37,951
Investments in affiliated issuers, at value (cost $43,902)	44,746
Repurchase agreements, at value (cost $44,961)	44,961
Segregated cash with broker	10,000
Unrealized appreciation on OTC swap agreements	521
Receivables:
Fund shares sold	2,312
Dividends	189
Interest	176
Swap settlement	73
Variation margin on futures contracts	55
Total assets	140,984

Liabilities:
Unrealized depreciation on OTC swap agreements	90
Payable for:
Professional fees	121
Fund shares redeemed	102
Management fees	99
Printing fees	66
Transfer agent fees	55
Investor service fees	29
Portfolio accounting and administration fees	6
Trustees’ fees*	1
Miscellaneous	66
Total liabilities	635
Net assets	$140,349

Net assets consist of:
Paid in capital	$2,177,262
Total distributable earnings (loss)	(2,036,913)
Net assets	$140,349
Capital shares outstanding	4,238
Net asset value per share	$33.12

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$1,201
Interest	2,619
Total investment income	3,820

Expenses:
Management fees	657
Investor service fees	183
Transfer agent fees	196
Portfolio accounting and administration fees	113
Professional fees	99
Custodian fees	9
Trustees’ fees*	9
Miscellaneous	60
Total expenses	1,326
Less:
Expenses reimbursed by Adviser	(73)
Expenses waived by Adviser	(30)
Total waived/reimbursed expenses	(103)
Net expenses	1,223
Net investment income	2,597

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(9,903)
Net realized loss	(9,903)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4)
Investments in affiliated issuers	346
Swap agreements	1,421
Net change in unrealized appreciation (depreciation)	1,763
Net realized and unrealized loss	(8,140)
Net decrease in net assets resulting from operations	$(5,543)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,597	$6,469
Net realized loss on investments	(9,903)	(30,258)
Net change in unrealized appreciation (depreciation) on investments	1,763	(5,789)
Net decrease in net assets resulting from operations	(5,543)	(29,578)

Distributions to shareholders	—	(747)

Capital share transactions:
Proceeds from sale of shares	480,658	1,423,581
Distributions reinvested	—	747
Cost of shares redeemed	(463,551)	(1,504,824)
Net increase (decrease) from capital share transactions	17,107	(80,496)
Net increase (decrease) in net assets	11,564	(110,821)

Net assets:
Beginning of period	128,785	239,606
End of period	$140,349	$128,785

Capital share activity:
Shares sold	14,466	38,721
Shares issued from reinvestment of distributions	—	22
Shares redeemed	(14,033)	(41,345)
Net increase (decrease) in shares	433	(2,602)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$33.85	$37.40	$34.31	$44.68	$60.05	$75.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.59	1.16	.08	(.44)	(.61)	.51
Net gain (loss) on investments (realized and unrealized)	(1.32)	(4.53)	3.01 [f]	(9.93)	(14.22)	(15.87)
Total from investment operations	(.73)	(3.37)	3.09	(10.37)	(14.83)	(15.36)
Less distributions from:
Net investment income	—	(.18)	—	—	(.54)	(.26)
Total distributions	—	(.18)	—	—	(.54)	(.26)
Net asset value, end of period	$33.12	$33.85	$37.40	$34.31	$44.68	$60.05

Total Return[c]	(2.16%)	(9.04%)	9.01%	(23.21%)	(24.89%)	(20.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$140	$129	$240	$89	$137	$265
Ratios to average net assets:
Net investment income (loss)	3.56%	3.20%	0.21%	(1.18%)	(1.01%)	0.78%
Total expenses[d]	1.82%	1.85%	1.78%	1.74%	1.88%	1.88%
Net expenses[e]	1.68%	1.75%	1.71%	1.67%	1.83%	1.81%
Portfolio turnover rate	—	—	9%	29%	281%	185%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments in the Fund.

58 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	7	$—

Total Rights
(Cost $—)		—

EXCHANGE-TRADED FUNDS†,*** - 8.4%
Vanguard Russell 2000 ETF[1]	2,308	189,187
iShares Russell 2000 Index ETF	932	189,093
Total Exchange-Traded Funds
(Cost $408,358)		378,280

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 19.9%
Federal Home Loan Bank
5.25% due 07/19/24[2]	$900,000	897,638
Total Federal Agency Discount Notes
(Cost $897,638)		897,638

U.S. TREASURY BILLS†† - 15.3%
U.S. Treasury Bills
5.21% due 09/12/24[2,3]	400,000	395,752
5.23% due 09/12/24[2,3]	200,000	197,876
5.18% due 07/09/24[2,4]	98,000	97,886
Total U.S. Treasury Bills
(Cost $691,536)		691,514

FEDERAL AGENCY NOTES†† - 13.1%
Fannie Mae
1.75% due 07/02/24	590,000	589,942
Total Federal Agency Notes
(Cost $589,941)		589,942

REPURCHASE AGREEMENTS††,5 - 42.2%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[3]	1,063,505	1,063,505
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[3]	838,449	838,449
Total Repurchase Agreements
(Cost $1,901,954)		1,901,954

	Shares
SECURITIES LENDING COLLATERAL†,6 - 2.8%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[7]	127,087	127,087
Total Securities Lending Collateral
(Cost $127,087)		127,087

Total Investments - 101.7%
(Cost $4,616,514)		$4,586,415
Other Assets & Liabilities, net - (1.7)%		(78,321)
Total Net Assets - 100.0%		$4,508,094

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	10	Sep 2024	$1,033,200	$18,552

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	09/26/24	1,514	$3,100,266	$38,376
Barclays Bank plc	Russell 2000 Index	Pay	5.79% (SOFR + 0.45%)	At Maturity	09/25/24	1,602	3,280,219	26,619
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	09/26/24	596	1,221,219	9,788
							$7,601,704	$74,783

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
RUSSELL 2000® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	378,280	—	—		378,280
Federal Agency Discount Notes	—	897,638	—		897,638
U.S. Treasury Bills	—	691,514	—		691,514
Federal Agency Notes	—	589,942	—		589,942
Repurchase Agreements	—	1,901,954	—		1,901,954
Securities Lending Collateral	127,087	—	—		127,087
Equity Futures Contracts**	18,552	—	—		18,552
Equity Index Swap Agreements**	—	74,783	—		74,783
Total Assets	$523,919	$4,155,831	$—		$4,679,750

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

60 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $124,758 of securities loaned (cost $2,714,560)	$2,684,461
Repurchase agreements, at value (cost $1,901,954)	1,901,954
Unrealized appreciation on OTC swap agreements	74,783
Receivables:
Interest	5,975
Variation margin on futures contracts	3,150
Dividends	691
Securities lending income	13
Total assets	4,671,027

Liabilities:
Payable for:
Return of securities lending collateral	127,087
Swap settlement	17,199
Management fees	4,007
Transfer agent fees	2,198
Investor service fees	1,113
Portfolio accounting and administration fees	245
Fund shares redeemed	108
Trustees’ fees*	61
Miscellaneous	10,915
Total liabilities	162,933
Net assets	$4,508,094

Net assets consist of:
Paid in capital	$5,129,912
Total distributable earnings (loss)	(621,818)
Net assets	$4,508,094
Capital shares outstanding	30,983
Net asset value per share	$145.50

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$2,104
Interest	179,656
Income from securities lending, net	339
Total investment income	182,099

Expenses:
Management fees	29,101
Investor service fees	8,084
Transfer agent fees	8,917
Professional fees	6,882
Portfolio accounting and administration fees	5,012
Trustees’ fees*	513
Custodian fees	426
Interest expense	312
Miscellaneous	48
Total expenses	59,295
Less:
Expenses reimbursed by Adviser	(3,233)
Net expenses	56,062
Net investment income	126,037

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	104
Swap agreements	(1,169,233)
Futures contracts	50,161
Net realized loss	(1,118,968)
Net change in unrealized appreciation (depreciation) on:
Investments	3,808
Swap agreements	(159,379)
Futures contracts	15,081
Net change in unrealized appreciation (depreciation)	(140,490)
Net realized and unrealized loss	(1,259,458)
Net decrease in net assets resulting from operations	$(1,133,421)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$126,037	$124,561
Net realized gain (loss) on investments	(1,118,968)	559,677
Net change in unrealized appreciation (depreciation) on investments	(140,490)	364,735
Net increase (decrease) in net assets resulting from operations	(1,133,421)	1,048,973

Distributions to shareholders	—	(8,798)

Capital share transactions:
Proceeds from sale of shares	57,461,743	41,542,129
Distributions reinvested	—	8,798
Cost of shares redeemed	(63,812,988)	(31,621,866)
Net increase (decrease) from capital share transactions	(6,351,245)	9,929,061
Net increase (decrease) in net assets	(7,484,666)	10,969,236

Net assets:
Beginning of period	11,992,760	1,023,524
End of period	$4,508,094	$11,992,760

Capital share activity:
Shares sold	394,884	317,069
Shares issued from reinvestment of distributions	—	61
Shares redeemed	(444,267)	(245,121)
Net increase (decrease) in shares	(49,383)	72,009

62 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$149.23	$122.48	$214.85	$273.59	$234.99	$160.46
Income (loss) from investment operations:
Net investment income (loss)[b]	2.84	3.71	.58	(3.44)	(2.35)	1.27
Net gain (loss) on investments (realized and unrealized)	(6.57)	23.17	(92.95)	72.57	42.01	74.31
Total from investment operations	(3.73)	26.88	(92.37)	69.13	39.66	75.58
Less distributions from:
Net investment income	—	(.13)	—	—	(1.06)	(1.05)
Net realized gains	—	—	—	(127.87)	—	—
Total distributions	—	(.13)	—	(127.87)	(1.06)	(1.05)
Net asset value, end of period	$145.50	$149.23	$122.48	$214.85	$273.59	$234.99

Total Return[c]	(2.50%)	22.00%	(42.99%)	25.77%	17.21%	47.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,508	$11,993	$1,024	$2,521	$16,514	$3,875
Ratios to average net assets:
Net investment income (loss)	3.90%	2.83%	0.40%	(1.23%)	(1.23%)	0.61%
Total expenses[d]	1.84%	2.11%	1.88%	1.80%	1.92%	1.92%
Net expenses[e]	1.74%	2.04%	1.83%	1.74%	1.86%	1.86%
Portfolio turnover rate	—	—	598%	701%	463%	510%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 33.1%

Consumer, Non-cyclical - 7.9%
Insmed, Inc.*	68	$4,556
Sprouts Farmers Market, Inc.*	44	3,681
Vaxcyte, Inc.*	47	3,549
HealthEquity, Inc.*	37	3,189
Ensign Group, Inc.	24	2,969
Blueprint Medicines Corp.*	27	2,910
Halozyme Therapeutics, Inc.*	54	2,827
Cytokinetics, Inc.*	49	2,655
REVOLUTION Medicines, Inc.*	66	2,561
Glaukos Corp.*	21	2,485
Lantheus Holdings, Inc.*	30	2,409
Madrigal Pharmaceuticals, Inc.*	8	2,241
Merit Medical Systems, Inc.*	25	2,149
TransMedics Group, Inc.*	14	2,109
Option Care Health, Inc.*	76	2,105
Brink’s Co.	20	2,048
Krystal Biotech, Inc.*	11	2,020
Haemonetics Corp.*	22	1,820
Avidity Biosciences, Inc.*	44	1,797
Alkermes plc*	73	1,759
RadNet, Inc.*	29	1,709
Lancaster Colony Corp.	9	1,701
Integer Holdings Corp.*	14	1,621
Select Medical Holdings Corp.	46	1,613
Herc Holdings, Inc.	12	1,599
CBIZ, Inc.*	21	1,556
Bridgebio Pharma, Inc.*	61	1,545
Korn Ferry	23	1,544
Crinetics Pharmaceuticals, Inc.*	34	1,523
Alight, Inc. — Class A*	206	1,520
Prestige Consumer Healthcare, Inc.*	22	1,515
Primo Water Corp.	69	1,508
iRhythm Technologies, Inc.*	14	1,507
StoneCo Ltd. — Class A*	124	1,487
Neogen Corp.*	95	1,485
Axonics, Inc.*	22	1,479
Guardant Health, Inc.*	51	1,473
Insperity, Inc.	16	1,459
Simply Good Foods Co.*	40	1,445
TriNet Group, Inc.	14	1,400
ABM Industries, Inc.	27	1,365
Arrowhead Pharmaceuticals, Inc.*	52	1,351
Oscar Health, Inc. — Class A*	85	1,345
Stride, Inc.*	19	1,340
Alarm.com Holdings, Inc.*	21	1,334
WD-40 Co.	6	1,318
LivaNova plc*	24	1,316
Axsome Therapeutics, Inc.*	16	1,288
Amicus Therapeutics, Inc.*	128	1,270
Denali Therapeutics, Inc.*	54	1,254
Dyne Therapeutics, Inc.*	35	1,235
Twist Bioscience Corp.*	25	1,232
ICF International, Inc.	8	1,188
Adtalem Global Education, Inc.*	17	1,160
Biohaven Ltd.*	33	1,145
Corcept Therapeutics, Inc.*	35	1,137
J & J Snack Foods Corp.	7	1,137
SpringWorks Therapeutics, Inc.*	30	1,130
Tandem Diabetes Care, Inc.*	28	1,128
Ideaya Biosciences, Inc.*	32	1,124
Marqeta, Inc. — Class A*	203	1,112
Inari Medical, Inc.*	23	1,108
Strategic Education, Inc.	10	1,107
Cal-Maine Foods, Inc.	18	1,100
PROCEPT BioRobotics Corp.*	18	1,100
ADMA Biologics, Inc.*	98	1,095
TG Therapeutics, Inc.*	61	1,085
Agios Pharmaceuticals, Inc.*	25	1,078
ICU Medical, Inc.*	9	1,069
Nuvalent, Inc. — Class A*	14	1,062
Geron Corp.*	250	1,060
Progyny, Inc.*	37	1,059
Arcellx, Inc.*	19	1,049
STAAR Surgical Co.*	22	1,047
Celldex Therapeutics, Inc.*	28	1,036
CorVel Corp.*	4	1,017
PTC Therapeutics, Inc.*	33	1,009
Rhythm Pharmaceuticals, Inc.*	24	986
Vericel Corp.*	21	963
Myriad Genetics, Inc.*	39	954
Intellia Therapeutics, Inc.*	42	940
EVERTEC, Inc.	28	931
Inter Parfums, Inc.	8	928
Helen of Troy Ltd.*	10	927
RxSight, Inc.*	15	903
CONMED Corp.	13	901
Iovance Biotherapeutics, Inc.*	110	882
Integra LifeSciences Holdings Corp.*	30	874
agilon health, Inc.*	133	870
Laureate Education, Inc. — Class A	58	867
LiveRamp Holdings, Inc.*	28	866
Protagonist Therapeutics, Inc.*	25	866
Flywire Corp.*	52	852
ACADIA Pharmaceuticals, Inc.*	52	845
Patterson Companies, Inc.	35	844
Edgewell Personal Care Co.	21	844
AMN Healthcare Services, Inc.*	16	820
Addus HomeCare Corp.*	7	813
UFP Technologies, Inc.*	3	792
Catalyst Pharmaceuticals, Inc.*	51	790
Huron Consulting Group, Inc.*	8	788
Novocure Ltd.*	46	788
Surgery Partners, Inc.*	33	785
GEO Group, Inc.*	54	775
Beam Therapeutics, Inc.*	33	773
Novavax, Inc.*	61	772
Astrana Health, Inc.*	19	771
TreeHouse Foods, Inc.*	21	769
Remitly Global, Inc.*	63	764
NeoGenomics, Inc.*	55	763

64 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Central Garden & Pet Co. — Class A*	23	$760
Ardelyx, Inc.*	101	748
Arvinas, Inc.*	28	745
LeMaitre Vascular, Inc.	9	741
Syndax Pharmaceuticals, Inc.*	36	739
Teladoc Health, Inc.*	74	724
Veracyte, Inc.*	33	715
Upbound Group, Inc.	23	706
Cimpress plc*	8	701
Graham Holdings Co. — Class B	1	700
Andersons, Inc.	14	694
Payoneer Global, Inc.*	123	681
Akero Therapeutics, Inc.*	29	680
Amphastar Pharmaceuticals, Inc.*	17	680
Vector Group Ltd.	64	676
Recursion Pharmaceuticals, Inc. — Class A*	90	675
Immunovant, Inc.*	25	660
Kura Oncology, Inc.*	32	659
Vital Farms, Inc.*	14	655
John Wiley & Sons, Inc. — Class A	16	651
US Physical Therapy, Inc.	7	647
Dynavax Technologies Corp.*	57	640
Inmode Ltd.*	35	638
Apogee Therapeutics, Inc.*	16	630
Rocket Pharmaceuticals, Inc.*	29	624
PROG Holdings, Inc.	18	624
CoreCivic, Inc.*	48	623
Vera Therapeutics, Inc.*	17	615
MannKind Corp.*	115	600
Perdoceo Education Corp.	28	600
Keros Therapeutics, Inc.*	13	594
Ligand Pharmaceuticals, Inc. — Class B*	7	590
Supernus Pharmaceuticals, Inc.*	22	589
Chefs’ Warehouse, Inc.*	15	587
Mirum Pharmaceuticals, Inc.*	17	581
Morphic Holding, Inc.*	17	579
Edgewise Therapeutics, Inc.*	32	576
Pacira BioSciences, Inc.*	20	572
Kymera Therapeutics, Inc.*	19	567
Brookdale Senior Living, Inc. — Class A*	83	567
Avadel Pharmaceuticals plc*	40	562
BioCryst Pharmaceuticals, Inc.*	90	556
Nurix Therapeutics, Inc.*	26	543
National Healthcare Corp.	5	542
Omnicell, Inc.*	20	541
Arlo Technologies, Inc.*	41	535
CRA International, Inc.	3	517
National Beverage Corp.	10	512
ANI Pharmaceuticals, Inc.*	8	509
Legalzoom.com, Inc.*	60	503
Janux Therapeutics, Inc.*	12	503
Kforce, Inc.	8	497
Xencor, Inc.*	26	492
Universal Corp.	10	482
Transcat, Inc.*	4	479
AtriCure, Inc.*	21	478
WK Kellogg Co.	29	477
Vita Coco Company, Inc.*	17	474
Alphatec Holdings, Inc.*	45	470
Utz Brands, Inc.	28	466
Ocular Therapeutix, Inc.*	68	465
4D Molecular Therapeutics, Inc.*	22	462
Silk Road Medical, Inc.*	17	460
Atrion Corp.	1	452
Collegium Pharmaceutical, Inc.*	14	451
Herbalife Ltd.*	43	447
MGP Ingredients, Inc.	6	446
Owens & Minor, Inc.*	33	446
AdaptHealth Corp.*	44	440
Weis Markets, Inc.	7	439
Amneal Pharmaceuticals, Inc.*	69	438
Artivion, Inc.*	17	436
Tarsus Pharmaceuticals, Inc.*	16	435
Coursera, Inc.*	60	430
Arcutis Biotherapeutics, Inc.*	46	428
Deluxe Corp.	19	427
Repay Holdings Corp.*	39	412
Ingles Markets, Inc. — Class A	6	412
Soleno Therapeutics, Inc.*	10	408
Dole plc	33	404
Avanos Medical, Inc.*	20	398
Krispy Kreme, Inc.	37	398
Ironwood Pharmaceuticals, Inc. — Class A*	61	398
Innoviva, Inc.*	24	394
Harmony Biosciences Holdings, Inc.*	13	392
ImmunityBio, Inc.*,1	62	392
John B Sanfilippo & Son, Inc.	4	389
Quanex Building Products Corp.	14	387
Longboard Pharmaceuticals, Inc.*	14	378
Prothena Corporation plc*	18	372
Arcus Biosciences, Inc.*	24	366
Neumora Therapeutics, Inc.*	37	364
Udemy, Inc.*	42	362
Barrett Business Services, Inc.	11	360
MiMedx Group, Inc.*	52	360
Aurinia Pharmaceuticals, Inc.*	62	354
First Advantage Corp.	22	354
Spyre Therapeutics, Inc.*	15	353
Viridian Therapeutics, Inc.*	27	351
Enliven Therapeutics, Inc.*	15	351
Vir Biotechnology, Inc.*	39	347
Maravai LifeSciences Holdings, Inc. — Class A*	48	344
CareDx, Inc.*	22	342
United Natural Foods, Inc.*	26	341
Healthcare Services Group, Inc.*	32	339
Cogent Biosciences, Inc.*	40	337
Driven Brands Holdings, Inc.*	26	331
Fresh Del Monte Produce, Inc.	15	328
Matthews International Corp. — Class A	13	326

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
PACS Group, Inc.*	11	$325
BioLife Solutions, Inc.*	15	322
Day One Biopharmaceuticals, Inc.*	23	317
CG oncology, Inc.*	10	316
Disc Medicine, Inc.*	7	315
Embecta Corp.	25	313
Sana Biotechnology, Inc.*	57	311
Monro, Inc.	13	310
Viad Corp.*	9	306
Pennant Group, Inc.*	13	301
Liquidia Corp.*	25	300
Kiniksa Pharmaceuticals International plc*	16	299
Cullinan Therapeutics, Inc.*	17	296
Summit Therapeutics, Inc.*	38	296
Cytek Biosciences, Inc.*	53	296
Moneylion, Inc.*	4	294
Mister Car Wash, Inc.*	41	292
Praxis Precision Medicines, Inc.*	7	290
Heidrick & Struggles International, Inc.	9	284
ZipRecruiter, Inc. — Class A*	31	282
SpartanNash Co.	15	281
Relay Therapeutics, Inc.*	43	280
89bio, Inc.*	35	280
Pediatrix Medical Group, Inc.*	37	279
Kelly Services, Inc. — Class A	13	278
B&G Foods, Inc.	34	275
Harrow, Inc.*,1	13	272
Hain Celestial Group, Inc.*	39	269
Pliant Therapeutics, Inc.*	25	269
Universal Technical Institute, Inc.*	17	267
Immunome, Inc.*	22	266
PetIQ, Inc.*	12	265
Travere Therapeutics, Inc.*	32	263
BrightSpring Health Services, Inc.*	23	261
Evolus, Inc.*	24	260
Dianthus Therapeutics, Inc.*	10	259
LifeStance Health Group, Inc.*	52	255
BrightView Holdings, Inc.*	19	253
Surmodics, Inc.*	6	252
UroGen Pharma Ltd.*,1	15	252
Varex Imaging Corp.*	17	250
Scholar Rock Holding Corp.*	30	250
Sage Therapeutics, Inc.*	23	250
Paysafe Ltd.*	14	248
Arcturus Therapeutics Holdings, Inc.*	10	243
Ennis, Inc.	11	241
Cass Information Systems, Inc.	6	240
V2X, Inc.*	5	240
Castle Biosciences, Inc.*	11	240
Hackett Group, Inc.	11	239
REGENXBIO, Inc.*	20	234
SI-BONE, Inc.*	18	233
Nuvation Bio, Inc.*	78	228
USANA Health Sciences, Inc.*	5	226
AnaptysBio, Inc.*	9	226
Turning Point Brands, Inc.	7	225
Mind Medicine MindMed, Inc.*	31	224
Cassava Sciences, Inc.*	18	222
I3 Verticals, Inc. — Class A*	10	221
Zimvie, Inc.*	12	219
Green Dot Corp. — Class A*	23	217
SunOpta, Inc.*	40	216
Quanterix Corp.*	16	211
Sterling Check Corp.*	14	207
Altimmune, Inc.*	31	206
Zymeworks, Inc.*	24	204
Stoke Therapeutics, Inc.*	15	203
HilleVax, Inc.*	14	202
OrthoPediatrics Corp.*	7	201
KalVista Pharmaceuticals, Inc.*	17	200
Perspective Therapeutics, Inc.*	20	199
Orthofix Medical, Inc.*	15	199
Replimune Group, Inc.*	22	198
Enhabit, Inc.*	22	196
Applied Therapeutics, Inc.*	42	196
Cross Country Healthcare, Inc.*	14	194
Y-mAbs Therapeutics, Inc.*	16	193
Avid Bioservices, Inc.*	27	193
ACCO Brands Corp.	41	193
EyePoint Pharmaceuticals, Inc.*	22	191
ORIC Pharmaceuticals, Inc.*	27	191
Franklin Covey Co.*	5	190
Arbutus Biopharma Corp.*	61	188
Mission Produce, Inc.*	19	188
Hertz Global Holdings, Inc.*	53	187
Community Health Systems, Inc.*	55	185
Olema Pharmaceuticals, Inc.*	17	184
Humacyte, Inc.*	38	182
Esperion Therapeutics, Inc.*	82	182
Astria Therapeutics, Inc.*	20	182
Annexon, Inc.*	37	181
Adaptive Biotechnologies Corp.*	50	181
Corbus Pharmaceuticals Holdings, Inc.*	4	181
Tango Therapeutics, Inc.*	21	180
ARS Pharmaceuticals, Inc.*	21	179
Heron Therapeutics, Inc.*	51	179
OPKO Health, Inc.*,1	142	177
Fulgent Genetics, Inc.*	9	177
MaxCyte, Inc.*	45	176
Nano-X Imaging Ltd.*,1	24	176
Beyond Meat, Inc.*,1	26	174
Ocugen, Inc.*	111	172
Terns Pharmaceuticals, Inc.*	25	170
WaVe Life Sciences Ltd.*	34	170
Savara, Inc.*	42	169
Editas Medicine, Inc.*	36	168
Fulcrum Therapeutics, Inc.*	27	167
Celcuity, Inc.*	10	164
Duckhorn Portfolio, Inc.*	23	163
iTeos Therapeutics, Inc.*	11	163
Pacific Biosciences of California, Inc.*	119	163
Carriage Services, Inc. — Class A	6	161

66 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
National Research Corp. — Class A	7	$161
Calavo Growers, Inc.	7	159
Alector, Inc.*	35	159
Voyager Therapeutics, Inc.*	20	158
Taysha Gene Therapies, Inc.*	70	157
Entrada Therapeutics, Inc.*	11	157
Resources Connection, Inc.	14	155
Phathom Pharmaceuticals, Inc.*	15	155
Central Garden & Pet Co.*	4	154
Tejon Ranch Co.*	9	153
Westrock Coffee Co.*	15	154
Anika Therapeutics, Inc.*	6	152
SIGA Technologies, Inc.	20	152
Verve Therapeutics, Inc.*	31	151
Aura Biosciences, Inc.*	20	151
Phibro Animal Health Corp. — Class A	9	151
Agenus, Inc.*	9	151
Distribution Solutions Group, Inc.*	5	150
OmniAb, Inc.*	40	150
European Wax Center, Inc. — Class A*	15	149
Cargo Therapeutics, Inc.*	9	148
Limoneira Co.	7	146
Neurogene, Inc.*	4	146
Fate Therapeutics, Inc.*	44	144
Willdan Group, Inc.*	5	144
Tyra Biosciences, Inc.*	9	144
Cabaletta Bio, Inc.*	19	142
Vanda Pharmaceuticals, Inc.*	25	141
ACELYRIN, Inc.*	32	141
BRC, Inc. — Class A*	23	141
Mineralys Therapeutics, Inc.*	12	140
Treace Medical Concepts, Inc.*	21	140
Cerus Corp.*	78	137
Xeris Biopharma Holdings, Inc.*	61	137
Paragon 28, Inc.*	20	137
OraSure Technologies, Inc.*	32	136
DocGo, Inc.*	44	136
Nkarta, Inc.*	23	136
Chegg, Inc.*	43	136
Theravance Biopharma, Inc.*	16	136
Anavex Life Sciences Corp.*,1	32	135
Nevro Corp.*	16	135
TrueBlue, Inc.*	13	134
iRadimed Corp.	3	132
ModivCare, Inc.*	5	131
GeneDx Holdings Corp.*	5	131
Larimar Therapeutics, Inc.*	18	131
Lincoln Educational Services Corp.*	11	130
Axogen, Inc.*	18	130
Aaron’s Company, Inc.	13	130
Tourmaline Bio, Inc.	10	129
Prime Medicine, Inc.*	25	129
American Public Education, Inc.*	7	123
Target Hospitality Corp.*	14	122
Tactile Systems Technology, Inc.*	10	119
Third Harmonic Bio, Inc.*	9	117
Enanta Pharmaceuticals, Inc.*	9	117
Revance Therapeutics, Inc.*	45	116
Erasca, Inc.*	49	116
C4 Therapeutics, Inc.*	25	115
Seneca Foods Corp. — Class A*	2	115
MacroGenics, Inc.*	27	115
Accolade, Inc.*	32	115
Jasper Therapeutics, Inc.*	5	113
Atea Pharmaceuticals, Inc.*	34	113
PepGen, Inc.*	7	112
Medifast, Inc.	5	109
Spire Global, Inc.*	10	108
Absci Corp.*	35	108
Allogene Therapeutics, Inc.*	46	107
Village Super Market, Inc. — Class A	4	106
Sutro Biopharma, Inc.*	36	105
CorMedix, Inc.*	24	104
AngioDynamics, Inc.*	17	103
Zentalis Pharmaceuticals, Inc.*	25	102
Honest Company, Inc.*	35	102
Korro Bio, Inc.*	3	102
Lyell Immunopharma, Inc.*	70	102
Pulmonx Corp.*	16	101
TScan Therapeutics, Inc.*	17	99
Mersana Therapeutics, Inc.*	49	98
Viemed Healthcare, Inc.*	15	98
Inozyme Pharma, Inc.*	22	98
Omeros Corp.*	24	97
Nektar Therapeutics*	78	97
Alta Equipment Group, Inc.	12	96
Actinium Pharmaceuticals, Inc.*	13	96
Custom Truck One Source, Inc.*	22	96
ADC Therapeutics S.A.*	30	95
Mama’s Creations, Inc.*	14	94
Olaplex Holdings, Inc.*	60	92
Bioventus, Inc. — Class A*	16	92
Akebia Therapeutics, Inc.*	90	92
Nature’s Sunshine Products, Inc.*	6	90
Performant Financial Corp.*	31	90
Biote Corp. — Class A*,1	12	90
Pulse Biosciences, Inc.*	8	90
Inovio Pharmaceuticals, Inc.*	11	89
Sezzle, Inc.*	1	88
Zevra Therapeutics, Inc.*	18	88
Poseida Therapeutics, Inc.*	30	88
Avita Medical, Inc.*	11	87
Precigen, Inc.*	55	87
Organogenesis Holdings, Inc.*	31	87
LENZ Therapeutics, Inc.[1]	5	86
Forrester Research, Inc.*	5	85
Natural Grocers by Vitamin Cottage, Inc.	4	85
ALX Oncology Holdings, Inc.*	14	84
Lexicon Pharmaceuticals, Inc.*	50	84
Aquestive Therapeutics, Inc.*	32	83
Coherus Biosciences, Inc.*	48	83
Bluebird Bio, Inc.*	83	82

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Orchestra BioMed Holdings, Inc.*	10	$82
Inogen, Inc.*	10	81
Cartesian Therapeutics, Inc.*	3	81
2seventy bio, Inc.*	21	81
Acacia Research Corp.*	16	80
Alico, Inc.	3	78
Trevi Therapeutics, Inc.*	26	78
Accuray, Inc.*	42	76
Black Diamond Therapeutics, Inc.*	16	75
Tenaya Therapeutics, Inc.*	24	74
ArriVent Biopharma, Inc.*	4	74
Aldeyra Therapeutics, Inc.*	22	73
CVRx, Inc.*	6	72
MeiraGTx Holdings plc*	17	72
XOMA Corp.*	3	71
Sera Prognostics, Inc. — Class A*	12	71
Inhibrx Biosciences, Inc.*	5	71
Quad/Graphics, Inc.	13	71
Achieve Life Sciences, Inc.*	15	70
Joint Corp.*	5	70
Pyxis Oncology, Inc.*	21	70
Cibus, Inc.*	7	69
Semler Scientific, Inc.*	2	69
Whole Earth Brands, Inc.*	14	68
Nathan’s Famous, Inc.	1	68
Utah Medical Products, Inc.	1	67
ProKidney Corp.*	27	66
Rigel Pharmaceuticals, Inc.*	8	66
Shattuck Labs, Inc.*	17	66
Atossa Therapeutics, Inc.*	55	65
Zynex, Inc.*	7	65
Lexeo Therapeutics, Inc.*	4	64
Ispire Technology, Inc.*	8	64
Lineage Cell Therapeutics, Inc.*	64	64
Aveanna Healthcare Holdings, Inc.*	23	63
Foghorn Therapeutics, Inc.*	11	63
Scilex Holding Co.*	32	63
Elevation Oncology, Inc.*	23	62
Generation Bio Co.*	22	62
Adverum Biotechnologies, Inc.*	9	62
InfuSystem Holdings, Inc.*	9	62
Beauty Health Co.*	32	61
Fennec Pharmaceuticals, Inc.*	10	61
Ventyx Biosciences, Inc.*	26	60
Caribou Biosciences, Inc.*	36	59
Puma Biotechnology, Inc.*	18	59
Verrica Pharmaceuticals, Inc.*	8	58
Quipt Home Medical Corp.*	18	58
ChromaDex Corp.*	21	57
Solid Biosciences, Inc.*	10	57
Sanara Medtech, Inc.*	2	56
Skye Bioscience, Inc.*	7	56
Candel Therapeutics, Inc.*	9	56
Cadiz, Inc.*	18	56
Fibrobiologics, Inc.*	11	55
CPI Card Group, Inc.*	2	54
CompoSecure, Inc. — Class A	8	54
Biomea Fusion, Inc.*	12	54
Q32 Bio, Inc.*	3	54
Contineum Therapeutics, Inc. — Class A*	3	53
Kyverna Therapeutics, Inc.*	7	53
Capricor Therapeutics, Inc.*	11	52
scPharmaceuticals, Inc.*	12	52
Greenwich Lifesciences, Inc.*	3	52
Harvard Bioscience, Inc.*	18	51
Century Therapeutics, Inc.*	20	51
HF Foods Group, Inc.*	17	51
Alimera Sciences, Inc.*	9	50
Nautilus Biotechnology, Inc.*	21	49
SoundThinking, Inc.*	4	49
Monte Rosa Therapeutics, Inc.*	13	49
Regulus Therapeutics, Inc.*	27	48
IGM Biosciences, Inc.*	7	48
Veru, Inc.*	57	48
G1 Therapeutics, Inc.*	21	48
Design Therapeutics, Inc.*	14	47
MediWound Ltd.*	3	47
Quantum-Si, Inc.*	44	46
Lifecore Biomedical, Inc.*	9	46
NeuroPace, Inc.*	6	45
Information Services Group, Inc.	15	44
Inmune Bio, Inc.*	5	44
Compass Therapeutics, Inc.*	44	44
Stereotaxis, Inc.*	24	44
Acumen Pharmaceuticals, Inc.*	18	44
Alto Neuroscience, Inc.*	4	43
X4 Pharmaceuticals, Inc.*	73	42
Priority Technology Holdings, Inc.*	8	42
DLH Holdings Corp.*	4	42
XBiotech, Inc.*	8	41
Emerald Holding, Inc.*	7	40
Innovage Holding Corp.*	8	40
RAPT Therapeutics, Inc.*	13	40
Waldencast plc — Class A*	11	40
FiscalNote Holdings, Inc.*	26	38
Cardiff Oncology, Inc.*	17	38
Invivyd, Inc.*	34	37
Renovaro, Inc.*	21	37
Gyre Therapeutics, Inc.*	3	36
CervoMed, Inc.*	2	34
Kodiak Sciences, Inc.*	14	33
Verastem, Inc.*	11	33
Werewolf Therapeutics, Inc.*	13	32
Zura Bio Ltd.*	9	32
Acrivon Therapeutics, Inc.*	5	29
Akoya Biosciences, Inc.*	12	28
Sonida Senior Living, Inc.*	1	27
Lifeway Foods, Inc.*	2	25
HireQuest, Inc.	2	25
AirSculpt Technologies, Inc.*	6	24
Prelude Therapeutics, Inc.*	6	23
Outlook Therapeutics, Inc.*	3	22

68 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Forafric Global plc*	2	$21
Eliem Therapeutics, Inc.*	3	21
Galectin Therapeutics, Inc.*	9	20
Ovid therapeutics, Inc.*	26	20
MarketWise, Inc.	17	20
Fractyl Health, Inc.*	3	13
Metagenomi, Inc.*	3	12
Boundless Bio, Inc.*	3	12
Conduit Pharmaceuticals, Inc.*	10	11
Aerovate Therapeutics, Inc.*	6	10
Telomir Pharmaceuticals, Inc.*	2	10
Tevogen Bio Holdings, Inc.*	10	7
Lyra Therapeutics, Inc.*	21	6
Ligand Pharmaceuticals, Inc.*,††	3	—
Ligand Pharmaceuticals, Inc.*,††	3	—
Total Consumer, Non-cyclical		254,402

Financial - 7.6%
FTAI Aviation Ltd.	43	4,442
Essent Group Ltd.	45	2,529
SouthState Corp.	33	2,522
Ryman Hospitality Properties, Inc. REIT	25	2,496
Terreno Realty Corp. REIT	42	2,486
Jackson Financial, Inc. — Class A	33	2,451
Selective Insurance Group, Inc.	26	2,440
Marathon Digital Holdings, Inc.*	119	2,362
Old National Bancorp	137	2,355
Mr Cooper Group, Inc.*	28	2,274
Cadence Bank	79	2,234
Essential Properties Realty Trust, Inc. REIT	76	2,106
Kite Realty Group Trust REIT	94	2,104
Hamilton Lane, Inc. — Class A	17	2,101
Radian Group, Inc.	66	2,053
Home BancShares, Inc.	82	1,965
Glacier Bancorp, Inc.	50	1,866
United Bankshares, Inc.	57	1,849
Piper Sandler Cos.	8	1,841
Independence Realty Trust, Inc. REIT	98	1,837
Enstar Group Ltd.*	6	1,834
Hancock Whitney Corp.	38	1,818
Moelis & Co. — Class A	31	1,763
Phillips Edison & Company, Inc. REIT	53	1,734
First Financial Bankshares, Inc.	57	1,683
SL Green Realty Corp. REIT[1]	29	1,643
UMB Financial Corp.	19	1,585
Sabra Health Care REIT, Inc.	101	1,555
Cleanspark, Inc.*	96	1,531
CareTrust REIT, Inc.	59	1,481
Ameris Bancorp	29	1,460
Macerich Co. REIT	94	1,451
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	49	1,450
Apple Hospitality REIT, Inc.	99	1,439
ServisFirst Bancshares, Inc.	22	1,390
PotlatchDeltic Corp. REIT	35	1,379
Walker & Dunlop, Inc.	14	1,375
Associated Banc-Corp.	65	1,375
Axos Financial, Inc.*	24	1,372
BGC Group, Inc. — Class A	161	1,336
Fulton Financial Corp.	78	1,324
United Community Banks, Inc.	52	1,324
First BanCorp	72	1,317
International Bancshares Corp.	23	1,316
Valley National Bancorp	188	1,312
Innovative Industrial Properties, Inc. REIT	12	1,311
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	75	1,306
CNO Financial Group, Inc.	47	1,303
Broadstone Net Lease, Inc. REIT	82	1,301
Atlantic Union Bankshares Corp.	39	1,281
Tanger, Inc. REIT	46	1,247
COPT Defense Properties REIT	49	1,226
Texas Capital Bancshares, Inc.*	20	1,223
WSFS Financial Corp.	26	1,222
National Health Investors, Inc. REIT	18	1,219
SITE Centers Corp. REIT	83	1,204
McGrath RentCorp[1]	11	1,172
NMI Holdings, Inc. — Class A*	34	1,157
LXP Industrial Trust REIT	126	1,149
Arbor Realty Trust, Inc. REIT[1]	80	1,148
Genworth Financial, Inc. — Class A*	189	1,142
Burford Capital Ltd.	87	1,135
PennyMac Financial Services, Inc.	12	1,135
Cathay General Bancorp	30	1,132
Artisan Partners Asset Management, Inc. — Class A	27	1,114
Community Financial System, Inc.	23	1,086
PJT Partners, Inc. — Class A	10	1,079
Riot Platforms, Inc.*	118	1,079
New York Community Bancorp, Inc.	330	1,063
StepStone Group, Inc. — Class A	23	1,055
Cushman & Wakefield plc*	100	1,040
Baldwin Insurance Group, Inc. — Class A*	29	1,029
CVB Financial Corp.	58	1,000
Four Corners Property Trust, Inc. REIT	40	987
Bread Financial Holdings, Inc.	22	980
Bank of Hawaii Corp.	17	973
Pacific Premier Bancorp, Inc.	42	965
Urban Edge Properties REIT	52	960
Pagseguro Digital Ltd. — Class A*	82	959
Eastern Bankshares, Inc.	68	951
Simmons First National Corp. — Class A	54	949
First Interstate BancSystem, Inc. — Class A	34	944
BankUnited, Inc.	32	937
Douglas Emmett, Inc. REIT	70	932
Sunstone Hotel Investors, Inc. REIT	88	920
Outfront Media, Inc. REIT	64	915
Independent Bank Corp.	18	913
First Financial Bancorp	41	911
StoneX Group, Inc.*	12	904
Palomar Holdings, Inc.*	11	893
Equity Commonwealth REIT*	46	892
St. Joe Co.	16	875

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Seacoast Banking Corporation of Florida	37	$875
Cohen & Steers, Inc.	12	871
Victory Capital Holdings, Inc. — Class A	18	859
Park National Corp.	6	854
TowneBank	31	845
First Merchants Corp.	25	832
Bancorp, Inc.*	22	831
WaFd, Inc.	29	829
Triumph Financial, Inc.*	10	818
Heartland Financial USA, Inc.	18	800
BancFirst Corp.	9	789
Provident Financial Services, Inc.	55	789
Acadia Realty Trust REIT	44	788
Trustmark Corp.	26	781
Upstart Holdings, Inc.*	33	778
NBT Bancorp, Inc.	20	772
DiamondRock Hospitality Co. REIT	91	769
Banc of California, Inc.	60	767
OFG Bancorp	20	749
Stewart Information Services Corp.	12	745
Banner Corp.	15	745
InvenTrust Properties Corp. REIT	30	743
Renasant Corp.	24	733
Independent Bank Group, Inc.	16	728
Core Scientific, Inc.*	78	725
Farmer Mac — Class C	4	723
Pebblebrook Hotel Trust REIT	52	715
Bank of NT Butterfield & Son Ltd.	20	702
WesBanco, Inc.	25	698
Enova International, Inc.*	11	685
Virtus Investment Partners, Inc.	3	678
Lakeland Financial Corp.	11	677
Retail Opportunity Investments Corp. REIT	54	671
LTC Properties, Inc. REIT	19	655
Enterprise Financial Services Corp.	16	655
Global Net Lease, Inc. REIT	87	639
Mercury General Corp.	12	638
City Holding Co.	6	637
RLJ Lodging Trust REIT	66	636
Northwest Bancshares, Inc.	55	635
Compass Diversified Holdings	29	635
Xenia Hotels & Resorts, Inc. REIT	44	631
Hilltop Holdings, Inc.	20	626
National Bank Holdings Corp. — Class A	16	625
Customers Bancorp, Inc.*	13	624
Pathward Financial, Inc.	11	622
First Commonwealth Financial Corp.	44	608
Apollo Commercial Real Estate Finance, Inc. REIT	62	607
Elme Communities REIT	38	605
Nelnet, Inc. — Class A	6	605
WisdomTree, Inc.	61	605
Newmark Group, Inc. — Class A	59	604
Two Harbors Investment Corp. REIT	45	594
JBG SMITH Properties REIT	39	594
Horace Mann Educators Corp.	18	587
Getty Realty Corp. REIT	22	587
FB Financial Corp.	15	585
Skyward Specialty Insurance Group, Inc.*	16	579
Goosehead Insurance, Inc. — Class A*	10	574
Ready Capital Corp. REIT	70	573
Compass, Inc. — Class A*	158	569
S&T Bancorp, Inc.	17	568
First Busey Corp.	23	557
TriCo Bancshares	14	554
Ladder Capital Corp. — Class A REIT	49	553
Stock Yards Bancorp, Inc.	11	546
Empire State Realty Trust, Inc. — Class A REIT	58	544
Alexander & Baldwin, Inc. REIT	32	543
First Bancorp	17	543
Hope Bancorp, Inc.	50	537
Westamerica BanCorp	11	534
Live Oak Bancshares, Inc.	15	526
Hut 8 Corp.*	35	525
SiriusPoint Ltd.*	43	525
PennyMac Mortgage Investment Trust REIT	38	522
Easterly Government Properties, Inc. REIT	42	520
NETSTREIT Corp.	32	515
Apartment Investment and Management Co. — Class A REIT*	62	514
Veris Residential, Inc. REIT	34	510
Navient Corp.	35	510
Nicolet Bankshares, Inc.	6	498
National Western Life Group, Inc. — Class A	1	497
Veritex Holdings, Inc.	23	485
Stellar Bancorp, Inc.	21	482
Kennedy-Wilson Holdings, Inc.	49	476
American Assets Trust, Inc. REIT	21	470
Employers Holdings, Inc.	11	469
MFA Financial, Inc. REIT	44	468
Sandy Spring Bancorp, Inc.	19	463
Franklin BSP Realty Trust, Inc. REIT	36	454
Chimera Investment Corp. REIT	35	452
Safety Insurance Group, Inc.	6	450
Peoples Bancorp, Inc.	15	450
UMH Properties, Inc. REIT	28	448
Terawulf, Inc.*	100	445
Safehold, Inc. REIT	23	444
Cannae Holdings, Inc.	24	435
Ellington Financial, Inc. REIT	36	435
Berkshire Hills Bancorp, Inc.	19	433
1st Source Corp.	8	429
German American Bancorp, Inc.	12	424
QCR Holdings, Inc.	7	420
Encore Capital Group, Inc.*	10	417
Origin Bancorp, Inc.	13	412
Trupanion, Inc.*,1	14	412
American Healthcare REIT, Inc.	28	409
ARMOUR Residential REIT, Inc.	21	407
Centerspace REIT	6	406

70 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Enact Holdings, Inc.	13	$399
LendingClub Corp.*	47	398
OceanFirst Financial Corp.	25	397
NexPoint Residential Trust, Inc. REIT	10	395
eXp World Holdings, Inc.	35	395
Piedmont Office Realty Trust, Inc. — Class A REIT	54	391
FTAI Infrastructure, Inc.	44	380
Preferred Bank/Los Angeles CA	5	377
Perella Weinberg Partners	23	374
Paramount Group, Inc. REIT	80	370
Service Properties Trust REIT	72	370
Redwood Trust, Inc. REIT	57	370
HCI Group, Inc.	4	369
Plymouth Industrial REIT, Inc.	17	363
Lemonade, Inc.*	22	363
AMERISAFE, Inc.	8	351
AssetMark Financial Holdings, Inc.*	10	345
Fidelis Insurance Holdings Ltd.	21	342
First Bancshares, Inc.	13	338
Dynex Capital, Inc. REIT	28	334
PRA Group, Inc.*	17	334
Byline Bancorp, Inc.	14	332
Brandywine Realty Trust REIT	74	332
Southside Bancshares, Inc.	12	331
Bank First Corp.	4	330
First Mid Bancshares, Inc.	10	329
Armada Hoffler Properties, Inc. REIT	29	322
BrightSpire Capital, Inc. REIT	56	319
Brookline Bancorp, Inc.	38	317
Marcus & Millichap, Inc.	10	315
Cipher Mining, Inc.*	75	311
Premier Financial Corp.	15	307
Redfin Corp.*	51	307
Dime Community Bancshares, Inc.	15	306
Burke & Herbert Financial Services Corp.	6	306
Community Trust Bancorp, Inc.	7	306
Claros Mortgage Trust, Inc.	38	305
F&G Annuities & Life, Inc.	8	304
Uniti Group, Inc. REIT	104	304
ConnectOne Bancorp, Inc.	16	302
Univest Financial Corp.	13	297
Capitol Federal Financial, Inc.	54	297
Amerant Bancorp, Inc.	13	295
Tompkins Financial Corp.	6	293
International Money Express, Inc.*	14	292
Diversified Healthcare Trust REIT	95	290
Patria Investments Ltd. — Class A	24	289
Mercantile Bank Corp.	7	284
Hudson Pacific Properties, Inc. REIT	59	284
Merchants Bancorp	7	284
Old Second Bancorp, Inc.	19	281
ProAssurance Corp.*	23	281
Community Healthcare Trust, Inc. REIT	12	281
CrossFirst Bankshares, Inc.*	20	280
Whitestone REIT — Class B	21	280
Summit Hotel Properties, Inc. REIT	46	276
Heritage Financial Corp.	15	270
Brightsphere Investment Group, Inc.	12	266
First Community Bankshares, Inc.	7	258
NB Bancorp, Inc.*	17	256
Central Pacific Financial Corp.	12	254
NerdWallet, Inc. — Class A*	17	248
World Acceptance Corp.*	2	247
Eagle Bancorp, Inc.	13	246
Ambac Financial Group, Inc.*	19	244
Independent Bank Corp.	9	243
Gladstone Commercial Corp. REIT	17	243
Global Medical REIT, Inc.	26	236
KKR Real Estate Finance Trust, Inc. REIT	26	235
Horizon Bancorp, Inc.	19	235
Universal Health Realty Income Trust REIT	6	235
CBL & Associates Properties, Inc. REIT	10	234
Coastal Financial Corp.*	5	231
TrustCo Bank Corporation NY	8	230
New York Mortgage Trust, Inc. REIT	39	228
Heritage Commerce Corp.	26	226
Alexander’s, Inc. REIT	1	225
Brookfield Business Corp. — Class A	11	225
Great Southern Bancorp, Inc.	4	222
Amalgamated Financial Corp.	8	219
Farmland Partners, Inc. REIT	19	219
Orrstown Financial Services, Inc.	8	219
Business First Bancshares, Inc.	10	218
Hanmi Financial Corp.	13	217
TPG RE Finance Trust, Inc. REIT	25	216
Republic Bancorp, Inc. — Class A	4	214
Equity Bancshares, Inc. — Class A	6	211
Metrocity Bankshares, Inc.	8	211
Metropolitan Bank Holding Corp.*	5	210
Cambridge Bancorp	3	207
Root, Inc. — Class A*	4	206
Gladstone Land Corp. REIT	15	205
Midland States Bancorp, Inc.	9	204
Farmers National Banc Corp.	16	200
Camden National Corp.	6	198
Invesco Mortgage Capital, Inc. REIT	21	197
United Fire Group, Inc.	9	193
Washington Trust Bancorp, Inc.	7	192
Orchid Island Capital, Inc. REIT	23	192
HarborOne Bancorp, Inc.	17	189
Universal Insurance Holdings, Inc.	10	188
First Financial Corp.	5	184
Saul Centers, Inc. REIT	5	184
CNB Financial Corp.	9	184
Northeast Bank	3	183
Arrow Financial Corp.	7	182
Peoples Financial Services Corp.	4	182
Tiptree, Inc. — Class A	11	181
HomeTrust Bancshares, Inc.	6	180
Investors Title Co.	1	180
Southern Missouri Bancorp, Inc.	4	180

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Columbia Financial, Inc.*	12	$180
Chatham Lodging Trust REIT	21	179
Hingham Institution For Savings	1	179
GCM Grosvenor, Inc. — Class A	18	176
CTO Realty Growth, Inc. REIT	10	175
FRP Holdings, Inc.*	6	171
Capital City Bank Group, Inc.	6	171
Peakstone Realty Trust REIT	16	170
Real Brokerage, Inc.*	41	167
LendingTree, Inc.*	4	166
SmartFinancial, Inc.	7	166
Five Star Bancorp	7	166
One Liberty Properties, Inc. REIT	7	164
Bit Digital, Inc.*	51	162
Bar Harbor Bankshares	6	161
Northfield Bancorp, Inc.	17	161
Macatawa Bank Corp.	11	161
Selectquote, Inc.*	58	160
B Riley Financial, Inc.[1]	9	159
Peapack-Gladstone Financial Corp.	7	159
RMR Group, Inc. — Class A	7	158
Flushing Financial Corp.	12	158
Greenlight Capital Re Ltd. — Class A*	12	157
Alerus Financial Corp.	8	157
Hippo Holdings, Inc.*	9	155
Mid Penn Bancorp, Inc.	7	154
Ares Commercial Real Estate Corp. REIT	23	153
P10, Inc. — Class A	18	153
Carter Bankshares, Inc.*	10	151
First Foundation, Inc.	23	151
Shore Bancshares, Inc.	13	149
NET Lease Office Properties REIT	6	148
Kearny Financial Corp.	24	148
ACNB Corp.	4	145
Esquire Financial Holdings, Inc.	3	143
Anywhere Real Estate, Inc.*	43	142
Diamond Hill Investment Group, Inc.	1	141
Farmers & Merchants Bancorp Incorporated/Archbold OH	6	139
Financial Institutions, Inc.	7	135
South Plains Financial, Inc.	5	135
MidWestOne Financial Group, Inc.	6	135
Sierra Bancorp	6	134
RBB Bancorp	7	132
Community West Bancshares	7	129
NewtekOne, Inc.	10	126
West BanCorp, Inc.	7	125
First Bancorp, Inc.	5	124
HBT Financial, Inc.	6	123
Home Bancorp, Inc.	3	120
Postal Realty Trust, Inc. — Class A REIT	9	120
Hamilton Insurance Group Ltd. — Class B*	7	117
American Coastal Insurance Corp.*	11	116
Northrim BanCorp, Inc.	2	115
Regional Management Corp.	4	115
Legacy Housing Corp.*	5	115
First Bank/Hamilton NJ	9	115
Bank of Marin Bancorp	7	113
First Business Financial Services, Inc.	3	111
FS Bancorp, Inc.	3	109
Southern States Bancshares, Inc.	4	109
Civista Bancshares, Inc.	7	108
James River Group Holdings Ltd.	14	108
First Internet Bancorp	4	108
Chicago Atlantic Real Estate Finance, Inc. REIT	7	108
Citizens & Northern Corp.	6	107
Third Coast Bancshares, Inc.*	5	106
Orange County Bancorp, Inc.	2	106
Bridgewater Bancshares, Inc.*	9	104
MBIA, Inc.*	19	104
Industrial Logistics Properties Trust REIT	28	103
BayCom Corp.	5	102
Greene County Bancorp, Inc.	3	101
Enterprise Bancorp, Inc.	4	100
Red River Bancshares, Inc.	2	96
Guaranty Bancshares, Inc.	3	95
Primis Financial Corp.	9	94
MVB Financial Corp.	5	93
HomeStreet, Inc.	8	91
Dave, Inc.*	3	91
Citizens Financial Services, Inc.	2	91
First of Long Island Corp.	9	90
Donegal Group, Inc. — Class A	7	90
Waterstone Financial, Inc.	7	90
Northeast Community Bancorp, Inc.	5	89
Unity Bancorp, Inc.	3	89
Southern First Bancshares, Inc.*	3	88
Fidelity D&D Bancorp, Inc.	2	88
BRT Apartments Corp. REIT	5	87
John Marshall Bancorp, Inc.	5	87
Parke Bancorp, Inc.	5	87
AG Mortgage Investment Trust, Inc. REIT	13	86
Orion Office REIT, Inc.	24	86
ChoiceOne Financial Services, Inc.	3	86
Colony Bankcorp, Inc.	7	86
AFC Gamma, Inc. REIT	7	85
City Office REIT, Inc.	17	85
Capital Bancorp, Inc.	4	82
Ames National Corp.	4	82
Blue Foundry Bancorp*	9	82
PCB Bancorp	5	81
Timberland Bancorp, Inc.	3	81
Maiden Holdings Ltd.*	38	78
AlTi Global, Inc.*	15	78
Alpine Income Property Trust, Inc. REIT	5	78
NexPoint Diversified Real Estate Trust REIT	14	77
FVCBankcorp, Inc.*	7	76
Norwood Financial Corp.	3	76
Bankwell Financial Group, Inc.	3	76
Seven Hills Realty Trust REIT	6	76

72 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Oak Valley Bancorp	3	$75
Braemar Hotels & Resorts, Inc. REIT	29	74
Ponce Financial Group, Inc.*	8	73
Forge Global Holdings, Inc.*	50	73
Star Holdings*	6	72
Middlefield Banc Corp.	3	72
Plumas Bancorp	2	72
Onity Group, Inc.*	3	72
Velocity Financial, Inc.*	4	72
Provident Bancorp, Inc.*	7	71
Heritage Insurance Holdings, Inc.*	10	71
ESSA Bancorp, Inc.	4	70
LCNB Corp.	5	70
Southern California Bancorp*	5	67
Princeton Bancorp, Inc.	2	66
Maui Land & Pineapple Company, Inc.*	3	66
Virginia National Bankshares Corp.	2	66
Angel Oak Mortgage REIT, Inc.	5	66
Granite Point Mortgage Trust, Inc. REIT	22	65
RE/MAX Holdings, Inc. — Class A	8	65
California BanCorp*	3	64
Franklin Street Properties Corp. REIT	42	64
USCB Financial Holdings, Inc.	5	64
BCB Bancorp, Inc.	6	64
First Financial Northwest, Inc.	3	63
Bank7 Corp.	2	63
Silvercrest Asset Management Group, Inc. — Class A	4	62
Investar Holding Corp.	4	62
Medallion Financial Corp.	8	61
LINKBANCORP, Inc.	10	61
Crawford & Co. — Class A	7	60
Paysign, Inc.*	14	60
Peoples Bancorp of North Carolina, Inc.	2	58
National Bankshares, Inc.	2	57
Atlanticus Holdings Corp.*	2	56
Nexpoint Real Estate Finance, Inc. REIT	4	55
First Western Financial, Inc.*	3	51
Stratus Properties, Inc.*	2	50
Pioneer Bancorp, Inc.*	5	50
Kingsway Financial Services, Inc.*	6	49
Chemung Financial Corp.	1	48
Sterling Bancorp, Inc.*	9	47
Sky Harbour Group Corp.*	5	46
NI Holdings, Inc.*	3	46
Consumer Portfolio Services, Inc.*	4	39
Strawberry Fields REIT, Inc.	3	34
Transcontinental Realty Investors, Inc.*	1	28
OppFi, Inc.	8	27
Offerpad Solutions, Inc.*	5	22
GoHealth, Inc. — Class A*	2	19
Clipper Realty, Inc. REIT	5	18
SWK Holdings Corp.*	1	17
Roadzen, Inc.*	7	16
American Realty Investors, Inc.*	1	14
Total Financial		245,377

Industrial - 5.2%
Fabrinet*	16	3,917
Applied Industrial Technologies, Inc.	17	3,298
Fluor Corp.*	74	3,223
UFP Industries, Inc.	26	2,912
SPX Technologies, Inc.*	20	2,843
Mueller Industries, Inc.	49	2,790
Novanta, Inc.*	16	2,610
Chart Industries, Inc.*	18	2,598
Casella Waste Systems, Inc. — Class A*	25	2,480
Badger Meter, Inc.	13	2,423
NEXTracker, Inc. — Class A*	51	2,391
Modine Manufacturing Co.*	22	2,204
Watts Water Technologies, Inc. — Class A	12	2,200
Federal Signal Corp.	26	2,175
Atkore, Inc.	16	2,159
GATX Corp.	16	2,118
Exponent, Inc.	22	2,093
Boise Cascade Co.	17	2,027
Dycom Industries, Inc.*	12	2,025
Moog, Inc. — Class A	12	2,008
AeroVironment, Inc.*	11	2,004
Itron, Inc.*	20	1,979
Matson, Inc.	15	1,965
Summit Materials, Inc. — Class A*	53	1,940
Franklin Electric Company, Inc.	20	1,927
CSW Industrials, Inc.	7	1,857
Zurn Elkay Water Solutions Corp.	63	1,852
EnerSys	17	1,760
Knife River Corp.*	25	1,754
Arcosa, Inc.	21	1,752
Advanced Energy Industries, Inc.	16	1,740
Belden, Inc.	18	1,688
Scorpio Tankers, Inc.	20	1,626
Terex Corp.	29	1,590
Sanmina Corp.*	24	1,590
Sterling Infrastructure, Inc.*	13	1,538
Cactus, Inc. — Class A	28	1,477
Kadant, Inc.	5	1,469
Golar LNG Ltd.	43	1,348
RXO, Inc.*	51	1,334
John Bean Technologies Corp.	14	1,330
Enpro, Inc.	9	1,310
Kratos Defense & Security Solutions, Inc.*	64	1,281
Hillenbrand, Inc.	31	1,241
Plexus Corp.*	12	1,238
Vishay Intertechnology, Inc.	55	1,226
Mueller Water Products, Inc. — Class A	68	1,219
Albany International Corp. — Class A	14	1,182
Granite Construction, Inc.	19	1,177
Hub Group, Inc. — Class A	27	1,162
ESCO Technologies, Inc.	11	1,155
Frontdoor, Inc.*	34	1,149
Primoris Services Corp.	23	1,147
AAR Corp.*	15	1,090
Griffon Corp.	17	1,086

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Trinity Industries, Inc.	36	$1,077
ArcBest Corp.	10	1,071
International Seaways, Inc.	18	1,064
Bloom Energy Corp. — Class A*,1	86	1,053
Construction Partners, Inc. — Class A*	19	1,049
Atmus Filtration Technologies, Inc.*	36	1,036
Enovix Corp.*,1	65	1,005
AZZ, Inc.	13	1,004
Werner Enterprises, Inc.	28	1,003
Materion Corp.	9	973
OSI Systems, Inc.*	7	963
MYR Group, Inc.*	7	950
Mirion Technologies, Inc.*	87	934
Enerpac Tool Group Corp.	24	916
Energizer Holdings, Inc.	31	916
Joby Aviation, Inc.*	175	893
Gibraltar Industries, Inc.*	13	891
TTM Technologies, Inc.*	44	855
Barnes Group, Inc.	20	828
Leonardo DRS, Inc.*	32	816
Masterbrand, Inc.*	55	808
Standex International Corp.	5	806
Kennametal, Inc.	34	800
Tennant Co.	8	788
Janus International Group, Inc.*	62	783
Napco Security Technologies, Inc.	15	779
Hillman Solutions Corp.*	85	752
O-I Glass, Inc.*	67	746
Golden Ocean Group Ltd.	53	731
Rocket Lab USA, Inc.*	151	725
Alamo Group, Inc.	4	692
Teekay Tankers Ltd. — Class A	10	688
DHT Holdings, Inc.	59	683
SFL Corporation Ltd.	49	680
World Kinect Corp.	26	671
Helios Technologies, Inc.	14	668
Worthington Enterprises, Inc.	14	663
CTS Corp.	13	658
Knowles Corp.*	38	656
Mercury Systems, Inc.*	24	648
Greenbrier Companies, Inc.	13	644
Greif, Inc. — Class A	11	632
Benchmark Electronics, Inc.	16	631
Dorian LPG Ltd.	15	629
Apogee Enterprises, Inc.	10	628
Montrose Environmental Group, Inc.*	14	624
Lindsay Corp.	5	614
Aspen Aerogels, Inc.*	25	596
Powell Industries, Inc.	4	573
NV5 Global, Inc.*	6	558
IES Holdings, Inc.*	4	557
American Woodmark Corp.*	7	550
Ichor Holdings Ltd.*	14	540
Tecnoglass, Inc.	10	502
JELD-WEN Holding, Inc.*	37	498
Marten Transport Ltd.	25	461
TriMas Corp.	18	460
Triumph Group, Inc.*	28	431
Thermon Group Holdings, Inc.*	14	431
Columbus McKinnon Corp.	12	414
Tutor Perini Corp.*	19	414
Ardmore Shipping Corp.	18	406
NuScale Power Corp.*	34	397
Metallus, Inc.*	19	385
Genco Shipping & Trading Ltd.	18	384
CECO Environmental Corp.*	13	375
Cadre Holdings, Inc.	11	369
Argan, Inc.	5	366
Archer Aviation, Inc. — Class A*	101	356
Nordic American Tankers Ltd.	89	354
FLEX LNG Ltd.	13	352
American Superconductor Corp.*	15	351
Hyster-Yale, Inc.	5	349
Ducommun, Inc.*	6	348
Proto Labs, Inc.*	11	340
Clearwater Paper Corp.*	7	339
Energy Recovery, Inc.*	25	332
Vicor Corp.*	10	332
Gorman-Rupp Co.	9	330
PureCycle Technologies, Inc.*,1	54	320
Costamare, Inc.	19	312
Air Transport Services Group, Inc.*	22	305
Astec Industries, Inc.	10	297
Enviri Corp.*	34	293
Sturm Ruger & Company, Inc.	7	292
Smith & Wesson Brands, Inc.	20	287
Bel Fuse, Inc. — Class B	4	261
Great Lakes Dredge & Dock Corp.*	29	255
ChargePoint Holdings, Inc.*	168	254
Ryerson Holding Corp.	13	254
Insteel Industries, Inc.	8	248
Heartland Express, Inc.	20	247
Kimball Electronics, Inc.*	11	242
Astronics Corp.*	12	240
Standard BioTools, Inc.*	130	230
DXP Enterprises, Inc.*	5	229
Limbach Holdings, Inc.*	4	228
Teekay Corp.*	25	224
Olympic Steel, Inc.	5	224
nLight, Inc.*	20	218
Ardagh Metal Packaging S.A.	63	214
Myers Industries, Inc.	16	214
Forward Air Corp.	11	210
Xometry, Inc. — Class A*	18	208
Pactiv Evergreen, Inc.	18	204
SmartRent, Inc.*	84	201
Covenant Logistics Group, Inc. — Class A	4	197
Stoneridge, Inc.*	12	192
Bowman Consulting Group Ltd.*	6	191
LSB Industries, Inc.*	23	188
Overseas Shipholding Group, Inc. — Class A	21	178

74 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
LSI Industries, Inc.	12	$174
Mesa Laboratories, Inc.	2	174
Manitowoc Company, Inc.*	15	173
Safe Bulkers, Inc.	27	157
Allient, Inc.	6	152
National Presto Industries, Inc.	2	150
NVE Corp.	2	149
Evolv Technologies Holdings, Inc.*	57	145
Eastman Kodak Co.*	26	140
Luxfer Holdings plc	12	139
Northwest Pipe Co.*	4	136
Applied Optoelectronics, Inc.*	16	133
CryoPort, Inc.*	19	131
FARO Technologies, Inc.*	8	128
Greif, Inc. — Class B	2	125
Orion Group Holdings, Inc.*	13	124
Ranpak Holdings Corp.*	19	122
Universal Logistics Holdings, Inc.	3	122
Himalaya Shipping Ltd.*	13	119
Centuri Holdings, Inc.*	6	117
Graham Corp.*	4	113
Pangaea Logistics Solutions Ltd.	14	110
GrafTech International Ltd.*	113	110
Park Aerospace Corp.	8	109
AerSale Corp.*	15	104
Park-Ohio Holdings Corp.	4	104
Omega Flex, Inc.	2	103
Turtle Beach Corp.*	7	100
Sight Sciences, Inc.*	15	100
Mayville Engineering Company, Inc.*	6	100
MicroVision, Inc.*	90	95
LanzaTech Global, Inc.*	49	91
Karat Packaging, Inc.	3	89
Net Power, Inc.*	9	88
LB Foster Co. — Class A*	4	86
Pure Cycle Corp.*	9	86
Radiant Logistics, Inc.*	15	85
Bel Fuse, Inc. — Class A	1	81
Byrna Technologies, Inc.*	8	80
Iteris, Inc.*	18	78
Gencor Industries, Inc.*	4	77
GoPro, Inc. — Class A*	54	77
Mistras Group, Inc.*	9	75
Redwire Corp.*	10	72
Willis Lease Finance Corp.	1	69
Virgin Galactic Holdings, Inc.*	8	67
Arq, Inc.*	11	67
AMMO, Inc.*	39	66
Quest Resource Holding Corp.*	7	61
Concrete Pumping Holdings, Inc.*	10	60
NN, Inc.*	20	60
Twin Disc, Inc.	5	59
Tredegar Corp.*	12	57
Smith-Midland Corp.*	2	55
Latham Group, Inc.*	18	54
PAM Transportation Services, Inc.*	3	52
908 Devices, Inc.*	10	51
Eastern Co.	2	51
Perma-Fix Environmental Services, Inc.*	5	51
Core Molding Technologies, Inc.*	3	48
Caesarstone Ltd.*	9	45
Taylor Devices, Inc.*	1	45
Ultralife Corp.*	4	42
Intuitive Machines, Inc.*	12	40
VirTra, Inc.*	5	38
374Water, Inc.*	28	34
Eve Holding, Inc.*	8	32
NL Industries, Inc.	4	24
Southland Holdings, Inc.*	4	18
Bridger Aerospace Group Holdings, Inc.*	4	15
Amprius Technologies, Inc.*	6	8
Solidion Technology, Inc.*	4	2
Total Industrial		168,202

Consumer, Cyclical - 3.7%
Abercrombie & Fitch Co. — Class A*	22	3,913
Meritage Homes Corp.	16	2,590
Beacon Roofing Supply, Inc.*	28	2,534
Taylor Morrison Home Corp. — Class A*	45	2,495
Installed Building Products, Inc.	10	2,057
Asbury Automotive Group, Inc.*	9	2,051
KB Home	29	2,035
Group 1 Automotive, Inc.	6	1,784
FirstCash Holdings, Inc.	17	1,783
Signet Jewelers Ltd.	19	1,702
Boot Barn Holdings, Inc.*	13	1,676
Academy Sports & Outdoors, Inc.	31	1,651
Kontoor Brands, Inc.	24	1,588
American Eagle Outfitters, Inc.	79	1,577
Skyline Champion Corp.*	23	1,558
Shake Shack, Inc. — Class A*	17	1,530
Tri Pointe Homes, Inc.*	41	1,527
M/I Homes, Inc.*	12	1,466
Goodyear Tire & Rubber Co.*	124	1,407
SkyWest, Inc.*	17	1,395
Cavco Industries, Inc.*	4	1,385
Brinker International, Inc.*	19	1,375
GMS, Inc.*	17	1,370
Steven Madden Ltd.	32	1,354
Sweetgreen, Inc. — Class A*	43	1,296
Hilton Grand Vacations, Inc.*	32	1,294
Visteon Corp.*	12	1,280
Resideo Technologies, Inc.*	63	1,232
UniFirst Corp.	7	1,201
Red Rock Resorts, Inc. — Class A	21	1,153
Urban Outfitters, Inc.*	28	1,149
LCI Industries	11	1,137
Rush Enterprises, Inc. — Class A	26	1,089
Six Flags Entertainment Corp.	32	1,060
Cinemark Holdings, Inc.*	48	1,038
Aurora Innovation, Inc.*	364	1,008
Dorman Products, Inc.*	11	1,006
International Game Technology plc	49	1,002

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Adient plc*	40	$988
Century Communities, Inc.	12	980
Patrick Industries, Inc.	9	977
Topgolf Callaway Brands Corp.*	62	949
Vista Outdoor, Inc.*	25	941
HNI Corp.	20	900
Foot Locker, Inc.	36	897
PriceSmart, Inc.	11	893
Atlanta Braves Holdings, Inc. — Class C*	22	868
Fox Factory Holding Corp.*	18	868
Acushnet Holdings Corp.	13	825
Cheesecake Factory, Inc.	21	825
MillerKnoll, Inc.	31	821
United Parks & Resorts, Inc.*	15	815
JetBlue Airways Corp.*	133	810
LGI Homes, Inc.*	9	805
Green Brick Partners, Inc.*	14	801
Sonos, Inc.*	54	797
Phinia, Inc.	20	787
OPENLANE, Inc.*	47	780
Hanesbrands, Inc.*	154	759
Blue Bird Corp.*	14	754
La-Z-Boy, Inc.	19	708
Dana, Inc.	57	691
Gentherm, Inc.*	14	691
OneSpaWorld Holdings Ltd.*	44	676
Papa John’s International, Inc.	14	658
Bloomin’ Brands, Inc.	34	654
Winnebago Industries, Inc.	12	650
H&E Equipment Services, Inc.	14	618
Warby Parker, Inc. — Class A*	38	610
Oxford Industries, Inc.	6	601
Victoria’s Secret & Co.*	34	601
AMC Entertainment Holdings, Inc. — Class A*	120	598
ODP Corp.*	15	589
Madison Square Garden Entertainment Corp.*	17	582
Dave & Buster’s Entertainment, Inc.*	14	557
REV Group, Inc.	22	548
VSE Corp.	6	530
Steelcase, Inc. — Class A	40	518
Caleres, Inc.	15	504
Peloton Interactive, Inc. — Class A*	146	494
Life Time Group Holdings, Inc.*	26	490
ScanSource, Inc.*	11	487
G-III Apparel Group Ltd.*	18	487
Sally Beauty Holdings, Inc.*	45	483
Buckle, Inc.	13	480
MRC Global, Inc.*	37	478
Wolverine World Wide, Inc.	35	473
Jack in the Box, Inc.	9	459
Lions Gate Entertainment Corp. — Class B*	53	454
National Vision Holdings, Inc.*	34	445
indie Semiconductor, Inc. — Class A*	71	438
Hibbett, Inc.	5	436
Sabre Corp.*	163	435
Cracker Barrel Old Country Store, Inc.	10	422
Vizio Holding Corp. — Class A*,1	39	421
Wabash National Corp.	19	415
Monarch Casino & Resort, Inc.	6	409
XPEL, Inc.*	11	391
Arhaus, Inc.	22	373
BlueLinx Holdings, Inc.*	4	372
Interface, Inc. — Class A	25	367
Global Business Travel Group I*	55	363
Beazer Homes USA, Inc.*	13	357
Winmark Corp.	1	353
Allegiant Travel Co. — Class A	7	352
American Axle & Manufacturing Holdings, Inc.*	50	350
Sonic Automotive, Inc. — Class A	6	327
Leslie’s, Inc.*	78	327
Camping World Holdings, Inc. — Class A	18	322
PC Connection, Inc.	5	321
IMAX Corp.*	19	319
Rush Street Interactive, Inc.*	33	316
Malibu Boats, Inc. — Class A*	9	315
Dream Finders Homes, Inc. — Class A*	12	310
Shoe Carnival, Inc.	8	295
MarineMax, Inc.*	9	291
Everi Holdings, Inc.*	34	286
Hovnanian Enterprises, Inc. — Class A*	2	284
Golden Entertainment, Inc.	9	280
Ethan Allen Interiors, Inc.	10	279
BJ’s Restaurants, Inc.*	8	278
Miller Industries, Inc.	5	275
Hawaiian Holdings, Inc.*	22	273
A-Mark Precious Metals, Inc.	8	259
Forestar Group, Inc.*	8	256
Dine Brands Global, Inc.	7	253
Standard Motor Products, Inc.	9	250
Lions Gate Entertainment Corp. — Class A*	26	245
Accel Entertainment, Inc.*	23	236
Douglas Dynamics, Inc.	10	234
Nu Skin Enterprises, Inc. — Class A	22	232
First Watch Restaurant Group, Inc.*	13	228
Portillo’s, Inc. — Class A*	23	224
Daktronics, Inc.*	16	223
Arko Corp.	35	219
Luminar Technologies, Inc.*,1	146	218
Sun Country Airlines Holdings, Inc.*	17	213
Super Group SGHC Ltd.	65	210
Clean Energy Fuels Corp.*	74	198
Kura Sushi USA, Inc. — Class A*	3	189
Global Industrial Co.	6	188
Chuy’s Holdings, Inc.*	7	181
America’s Car-Mart, Inc.*	3	181
Shyft Group, Inc.	15	178
Spirit Airlines, Inc.[1]	48	176

76 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
RCI Hospitality Holdings, Inc.	4	$174
Movado Group, Inc.	7	174
Hudson Technologies, Inc.*	19	167
Atlanta Braves Holdings, Inc. — Class A*	4	165
Xperi, Inc.*	20	164
Titan International, Inc.*	22	163
Rush Enterprises, Inc. — Class B	4	157
Denny’s Corp.*	22	156
Xponential Fitness, Inc. — Class A*	10	156
Methode Electronics, Inc.	15	155
Haverty Furniture Companies, Inc.	6	152
Build-A-Bear Workshop, Inc. — Class A	6	152
Lindblad Expeditions Holdings, Inc.*	15	145
Titan Machinery, Inc.*	9	143
OneWater Marine, Inc. — Class A*	5	138
Zumiez, Inc.*	7	136
Petco Health & Wellness Company, Inc.*	36	136
El Pollo Loco Holdings, Inc.*	12	136
Lovesac Co.*	6	136
MasterCraft Boat Holdings, Inc.*	7	132
Genesco, Inc.*	5	129
Funko, Inc. — Class A*	13	127
Designer Brands, Inc. — Class A	18	123
Savers Value Village, Inc.*	10	122
Bally’s Corp.*	10	120
Blink Charging Co.*	42	115
Marcus Corp.	10	113
Superior Group of Companies, Inc.	6	113
Solid Power, Inc.*	68	112
Rocky Brands, Inc.	3	111
iRobot Corp.*,1	12	109
EVgo, Inc.*	44	108
Hyliion Holdings Corp.*	61	99
Potbelly Corp.*	12	96
Weyco Group, Inc.	3	91
Frontier Group Holdings, Inc.*,1	18	89
Clarus Corp.	13	88
Cooper-Standard Holdings, Inc.*	7	87
Sleep Number Corp.*	9	86
Destination XL Group, Inc.*	23	84
Tile Shop Holdings, Inc.*	12	83
Vera Bradley, Inc.*	12	75
Wheels Up Experience, Inc.*	39	74
Landsea Homes Corp.*	8	74
Hooker Furnishings Corp.	5	73
Holley, Inc.*	20	72
SES AI Corp.*	57	71
Full House Resorts, Inc.*	14	70
Johnson Outdoors, Inc. — Class A	2	70
J Jill, Inc.	2	70
Virco Manufacturing Corp.	5	70
Hamilton Beach Brands Holding Co. — Class A	4	69
Commercial Vehicle Group, Inc.*	14	69
Citi Trends, Inc.*	3	64
Reservoir Media, Inc.*	8	63
Flexsteel Industries, Inc.	2	62
Livewire Group, Inc.*	8	61
ThredUp, Inc. — Class A*	34	58
Canoo, Inc.*	26	55
Escalade, Inc.	4	55
GrowGeneration Corp.*	25	54
JAKKS Pacific, Inc.*	3	53
Lifetime Brands, Inc.	5	43
Marine Products Corp.	4	40
ONE Group Hospitality, Inc.*	9	38
EVI Industries, Inc.	2	38
Torrid Holdings, Inc.*	5	37
Tilly’s, Inc. — Class A*	6	36
Traeger, Inc.*	15	36
Purple Innovation, Inc.*	25	26
Aeva Technologies, Inc.*	10	25
CompX International, Inc.	1	25
United Homes Group, Inc.*,1	2	11
Total Consumer, Cyclical		118,524

Technology - 3.3%
SPS Commerce, Inc.*	16	3,011
Rambus, Inc.*	47	2,762
Altair Engineering, Inc. — Class A*	25	2,452
Insight Enterprises, Inc.*	12	2,380
Maximus, Inc.	27	2,314
CommVault Systems, Inc.*	19	2,310
Varonis Systems, Inc.*	48	2,303
Qualys, Inc.*	16	2,282
Tenable Holdings, Inc.*	51	2,223
ExlService Holdings, Inc.*	68	2,132
FormFactor, Inc.*	34	2,058
Axcelis Technologies, Inc.*	14	1,991
Verra Mobility Corp.*	72	1,958
ACI Worldwide, Inc.*	46	1,821
ASGN, Inc.*	20	1,763
Power Integrations, Inc.	25	1,755
Box, Inc. — Class A*	61	1,613
Workiva, Inc.*	22	1,606
Impinj, Inc.*	10	1,568
Silicon Laboratories, Inc.*	14	1,549
Synaptics, Inc.*	17	1,499
Diodes, Inc.*	20	1,439
Envestnet, Inc.*	22	1,377
Blackbaud, Inc.*	18	1,371
Zeta Global Holdings Corp. — Class A*	71	1,253
BlackLine, Inc.*	25	1,211
Kulicke & Soffa Industries, Inc.	24	1,180
ACV Auctions, Inc. — Class A*	64	1,168
Rapid7, Inc.*	27	1,167
Clearwater Analytics Holdings, Inc. — Class A*	61	1,130
Freshworks, Inc. — Class A*	89	1,129
Veeco Instruments, Inc.*	24	1,121
WNS Holdings Ltd.*	20	1,050
C3.ai, Inc. — Class A*,1	36	1,043
Agilysys, Inc.*	10	1,041

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Progress Software Corp.	19	$1,031
DigitalOcean Holdings, Inc.*	29	1,008
SiTime Corp.*	8	995
Evolent Health, Inc. — Class A*	50	956
Ultra Clean Holdings, Inc.*	19	931
AvidXchange Holdings, Inc.*	76	917
PagerDuty, Inc.*	39	894
Braze, Inc. — Class A*	23	893
Verint Systems, Inc.*	27	869
Vertex, Inc. — Class A*	24	865
Ambarella, Inc.*	16	863
NCR Atleos Corp.*	31	838
Semtech Corp.*	28	837
NCR Voyix Corp.*	63	778
Privia Health Group, Inc.*	44	765
Sprout Social, Inc. — Class A*	21	749
Clear Secure, Inc. — Class A	38	711
PAR Technology Corp.*	15	706
MaxLinear, Inc. — Class A*	34	685
Photronics, Inc.*	27	666
Cohu, Inc.*	20	662
Donnelley Financial Solutions, Inc.*	11	656
Everbridge, Inc.*	18	630
Intapp, Inc.*	17	623
IonQ, Inc.*,1	86	605
Xerox Holdings Corp.	51	593
PowerSchool Holdings, Inc. — Class A*	26	582
AvePoint, Inc.*	55	573
PROS Holdings, Inc.*	20	573
Zuora, Inc. — Class A*	56	556
Appian Corp. — Class A*	18	556
NetScout Systems, Inc.*	30	549
Alkami Technology, Inc.*	19	541
CSG Systems International, Inc.	13	535
Jamf Holding Corp.*	32	528
Adeia, Inc.	47	526
Matterport, Inc.*	114	510
PDF Solutions, Inc.*	14	509
ACM Research, Inc. — Class A*	22	507
SMART Global Holdings, Inc.*	22	503
SoundHound AI, Inc. — Class A*,1	123	486
Asana, Inc. — Class A*	34	476
N-able, Inc.*	31	472
Phreesia, Inc.*	22	466
Schrodinger Incorporated/United States*	24	464
Sapiens International Corporation N.V.	13	441
Diebold Nixdorf, Inc.*	11	423
Fastly, Inc. — Class A*	56	413
Daily Journal Corp.*	1	395
Alpha & Omega Semiconductor Ltd.*	10	374
Digi International, Inc.*	16	367
PubMatic, Inc. — Class A*	18	366
Pitney Bowes, Inc.	70	355
Alignment Healthcare, Inc.*	44	344
Simulations Plus, Inc.	7	340
E2open Parent Holdings, Inc.*	74	332
GigaCloud Technology, Inc. — Class A*	10	304
Integral Ad Science Holding Corp.*	31	301
Amplitude, Inc. — Class A*	33	294
SolarWinds Corp.	24	289
NextNav, Inc.*	33	268
Grid Dynamics Holdings, Inc.*	25	263
MeridianLink, Inc.*	12	256
BigCommerce Holdings, Inc.*	31	250
Yext, Inc.*	46	246
Vimeo, Inc.*	64	239
Blend Labs, Inc. — Class A*	100	236
Instructure Holdings, Inc.*	10	234
Conduent, Inc.*	70	228
Ibotta, Inc. — Class A*	3	225
Mitek Systems, Inc.*	20	224
Digimarc Corp.*	7	217
Navitas Semiconductor Corp.*	55	216
SEMrush Holdings, Inc. — Class A*	16	214
Corsair Gaming, Inc.*	19	210
OneSpan, Inc.*	16	205
Olo, Inc. — Class A*	46	203
PlayAGS, Inc.*	17	195
CEVA, Inc.*	10	193
Ouster, Inc.*	19	187
Bandwidth, Inc. — Class A*	11	186
Enfusion, Inc. — Class A*	21	179
Innodata, Inc.*	12	178
3D Systems Corp.*	55	169
Cantaloupe, Inc.*	25	165
Health Catalyst, Inc.*	25	160
Weave Communications, Inc.*	17	153
Vishay Precision Group, Inc.*	5	152
Consensus Cloud Solutions, Inc.*	8	137
Planet Labs PBC*	73	136
Aehr Test Systems*	12	134
American Software, Inc. — Class A	14	128
Red Violet, Inc.*	5	127
Climb Global Solutions, Inc.	2	126
Definitive Healthcare Corp.*	23	126
Immersion Corp.	13	122
Thoughtworks Holding, Inc.*	43	122
Talkspace, Inc.*	53	122
Cricut, Inc. — Class A1	20	120
Unisys Corp.*	29	120
iLearningEngines Holdings, Inc.*	13	118
Domo, Inc. — Class B*	15	116
8x8, Inc.*	51	113
EverCommerce, Inc.*	9	99
Telos Corp.*	24	96
SkyWater Technology, Inc.*	12	92
Inspired Entertainment, Inc.*	10	92
Arteris, Inc.*	12	90
Rackspace Technology, Inc.*	29	86
Outbrain, Inc.*	17	85
Asure Software, Inc.*	10	84
Playstudios, Inc.*	38	79

78 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
CS Disco, Inc.*	13	$78
ReposiTrak, Inc.	5	76
ON24, Inc.*	12	72
Rimini Street, Inc.*	23	71
Digital Turbine, Inc.*	42	70
Viant Technology, Inc. — Class A*	7	69
BigBear.ai Holdings, Inc.*	44	66
Rigetti Computing, Inc.*	61	65
IBEX Holdings Ltd.*	4	65
QuickLogic Corp.*	6	62
Richardson Electronics Ltd.	5	59
eGain Corp.*	9	57
TTEC Holdings, Inc.	9	53
Porch Group, Inc.*	34	51
Cerence, Inc.*	18	51
Kaltura, Inc.*	42	50
Rekor Systems, Inc.*	31	48
Everspin Technologies, Inc.*	8	48
D-Wave Quantum, Inc.*	38	43
WM Technology, Inc.*	36	37
Golden Matrix Group, Inc.*	9	22
GCT Semiconductor Holding, Inc.*	3	16
System1, Inc.*	10	15
Airship AI Holdings, Inc.*	1	4
Total Technology		105,775

Energy - 2.1%
ChampionX Corp.	83	2,757
Murphy Oil Corp.	63	2,598
Equitrans Midstream Corp.	189	2,453
Noble Corporation plc	50	2,232
SM Energy Co.	50	2,161
PBF Energy, Inc. — Class A	45	2,071
Valaris Ltd.*	27	2,011
Tidewater, Inc.*	21	2,000
Magnolia Oil & Gas Corp. — Class A	75	1,900
Patterson-UTI Energy, Inc.	174	1,803
Transocean Ltd.*	316	1,691
Seadrill Ltd.*	32	1,648
Northern Oil and Gas, Inc.	43	1,598
California Resources Corp.	30	1,597
CNX Resources Corp.*	65	1,579
Helmerich & Payne, Inc.	42	1,518
Liberty Energy, Inc. — Class A	70	1,462
Warrior Met Coal, Inc.	23	1,444
Alpha Metallurgical Resources, Inc.	5	1,403
Archrock, Inc.	67	1,355
CONSOL Energy, Inc.*	13	1,326
Peabody Energy Corp.	56	1,239
Arch Resources, Inc.	8	1,218
Sunrun, Inc.*	95	1,127
Kosmos Energy Ltd.*	203	1,125
Oceaneering International, Inc.*	44	1,041
Expro Group Holdings N.V.*	41	940
Gulfport Energy Corp.*	6	906
Sitio Royalties Corp. — Class A	36	850
Talos Energy, Inc.*	64	778
Helix Energy Solutions Group, Inc.*	63	752
Kinetik Holdings, Inc. — Class A	17	704
Delek US Holdings, Inc.	28	693
Diamond Offshore Drilling, Inc.*	44	682
Array Technologies, Inc.*	66	677
Borr Drilling Ltd.*	103	664
DNOW, Inc.*	47	645
Plug Power, Inc.*	273	636
Par Pacific Holdings, Inc.*	25	631
Atlas Energy Solutions, Inc.	30	598
Vital Energy, Inc.*	12	538
US Silica Holdings, Inc.*	33	510
Crescent Energy Co. — Class A	42	498
Shoals Technologies Group, Inc. — Class A*	75	468
Fluence Energy, Inc.*	26	451
Green Plains, Inc.*	28	444
Select Water Solutions, Inc. — Class A	40	428
Comstock Resources, Inc.	40	415
Core Laboratories, Inc.	20	406
CVR Energy, Inc.	15	402
NextDecade Corp.*	50	397
Bristow Group, Inc.*	11	369
SunCoke Energy, Inc.	36	353
SilverBow Resources, Inc.*	9	340
ProPetro Holding Corp.*	39	338
Sable Offshore Corp.*	22	332
REX American Resources Corp.*	7	319
Newpark Resources, Inc.*	36	299
Nabors Industries Ltd.*	4	285
VAALCO Energy, Inc.	45	282
Dril-Quip, Inc.*	15	279
Diversified Energy Company plc	20	270
Sunnova Energy International, Inc.*,1	47	262
Vitesse Energy, Inc.	11	261
Kodiak Gas Services, Inc.	9	245
RPC, Inc.	37	231
Berry Corp.	33	213
TETRA Technologies, Inc.*	55	190
Aris Water Solutions, Inc. — Class A	12	188
SandRidge Energy, Inc.	14	181
Montauk Renewables, Inc.*	29	165
Ramaco Resources, Inc. — Class A	12	149
SEACOR Marine Holdings, Inc.*	11	148
Excelerate Energy, Inc. — Class A	8	148
Granite Ridge Resources, Inc.	23	146
Riley Exploration Permian, Inc.	5	142
DMC Global, Inc.*	9	130
FuelCell Energy, Inc.*,1	197	126
Oil States International, Inc.*	27	120
Amplify Energy Corp.*	17	115
SunPower Corp. — Class A*	38	113
Matrix Service Co.*	11	109
Ring Energy, Inc.*	64	108
Natural Gas Services Group, Inc.*	5	101

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Solaris Oilfield Infrastructure, Inc. — Class A	11	$94
W&T Offshore, Inc.	43	92
Hallador Energy Co.*	11	85
HighPeak Energy, Inc.	6	84
Forum Energy Technologies, Inc.*	5	84
Freyr Battery, Inc.*	49	83
TPI Composites, Inc.*	20	80
ProFrac Holding Corp. — Class A*	10	74
Ranger Energy Services, Inc.	7	74
Stem, Inc.*,1	66	73
Evolution Petroleum Corp.	13	68
FutureFuel Corp.	11	56
NACCO Industries, Inc. — Class A	2	55
ASP Isotopes, Inc.*	17	52
Aemetis, Inc.*	16	48
Geospace Technologies Corp.*	5	45
Energy Vault Holdings, Inc.*	45	43
Mammoth Energy Services, Inc.*	11	36
Empire Petroleum Corp.*	6	31
Drilling Tools International Corp.*	4	23
Ramaco Resources, Inc. — Class B	2	22
Prairie Operating Co.*	2	22
SolarMax Technology, Inc.*	2	7
Verde Clean Fuels, Inc.*	1	4
Total Energy		67,862

Communications - 1.3%
Credo Technology Group Holding Ltd.*	55	1,757
Hims & Hers Health, Inc.*	82	1,656
Q2 Holdings, Inc.*	26	1,569
InterDigital, Inc.	11	1,282
Squarespace, Inc. — Class A*	26	1,134
Perficient, Inc.*	15	1,122
Ziff Davis, Inc.*	20	1,101
TEGNA, Inc.	77	1,073
Cogent Communications Holdings, Inc.	19	1,072
Yelp, Inc. — Class A*	29	1,072
Cargurus, Inc.*	38	996
DigitalBridge Group, Inc.	69	945
EchoStar Corp. — Class A*	53	944
Calix, Inc.*	26	921
Telephone & Data Systems, Inc.	43	891
ePlus, Inc.*	11	810
Extreme Networks, Inc.*	55	740
Magnite, Inc.*	55	731
Cable One, Inc.	2	708
Viasat, Inc.*	53	673
Viavi Solutions, Inc.*	96	660
AST SpaceMobile, Inc.*	51	592
Upwork, Inc.*	54	580
Cars.com, Inc.*	29	571
Liberty Latin America Ltd. — Class C*	59	567
Harmonic, Inc.*	48	565
Infinera Corp.*	87	530
Opendoor Technologies, Inc.*	269	495
Lumen Technologies, Inc.*	440	484
Bumble, Inc. — Class A*	42	441
Sprinklr, Inc. — Class A*	45	433
A10 Networks, Inc.	31	429
Shutterstock, Inc.	11	426
Sphere Entertainment Co.*	12	421
QuinStreet, Inc.*	23	382
Despegar.com, Corp.*	27	357
Globalstar, Inc.*	317	355
Scholastic Corp.	10	355
Shenandoah Telecommunications Co.	21	343
TechTarget, Inc.*	11	343
Couchbase, Inc.*	17	310
HealthStream, Inc.	11	307
Figs, Inc. — Class A*	56	298
Gannett Company, Inc.*	62	286
Revolve Group, Inc.*	17	270
Gogo, Inc.*	28	269
Stagwell, Inc.*	39	266
Beyond, Inc.*	20	262
Applied Digital Corp.*,1	43	256
IDT Corp. — Class B	7	251
Thryv Holdings, Inc.*	14	249
Open Lending Corp. — Class A*	44	246
Pagaya Technologies Ltd. — Class A*	18	230
EverQuote, Inc. — Class A*	11	229
Clear Channel Outdoor Holdings, Inc.*	152	214
Nextdoor Holdings, Inc.*	76	211
Anterix, Inc.*	5	198
Vivid Seats, Inc. — Class A*	34	195
Clearfield, Inc.*	5	193
Gray Television, Inc.	37	192
Sinclair, Inc.	14	187
NETGEAR, Inc.*	12	184
Liquidity Services, Inc.*	9	180
ADTRAN Holdings, Inc.	34	179
Powerfleet Incorporated NJ*	39	178
Eventbrite, Inc. — Class A*	36	174
Stitch Fix, Inc. — Class A*	39	162
fuboTV, Inc.*	128	159
Groupon, Inc.*	10	153
Advantage Solutions, Inc.*	47	152
Boston Omaha Corp. — Class A*	11	148
Consolidated Communications Holdings, Inc.*	33	145
MediaAlpha, Inc. — Class A*	11	145
Aviat Networks, Inc.*	5	144
Getty Images Holdings, Inc.*	44	143
Cardlytics, Inc.*	17	140
RealReal, Inc.*	43	137
National CineMedia, Inc.*	31	136
AMC Networks, Inc. — Class A*	14	135
Grindr, Inc.*	11	135
Liberty Latin America Ltd. — Class A*	14	134
Ribbon Communications, Inc.*	39	128
Preformed Line Products Co.	1	125
Spok Holdings, Inc.	8	119
ATN International, Inc.	5	114

80 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
WideOpenWest, Inc.*	21	$114
CommScope Holding Company, Inc.*	92	113
Ooma, Inc.*	11	109
BARK, Inc.*	58	105
Backblaze, Inc. — Class A*	17	105
1-800-Flowers.com, Inc. — Class A*	11	105
LifeMD, Inc.*	15	103
Blade Air Mobility, Inc.*	25	87
Innovid Corp.*	46	85
EW Scripps Co. — Class A*	26	82
Lands’ End, Inc.*	6	82
OptimizeRx Corp.*	8	80
Townsquare Media, Inc. — Class A	6	66
Gambling.com Group Ltd.*	8	66
Tucows, Inc. — Class A*	3	58
Terran Orbital Corp.*	67	55
Entravision Communications Corp. — Class A	27	55
Nerdy, Inc.*	32	53
AudioEye, Inc.*	3	53
1stdibs.com, Inc.*	11	49
BlackSky Technology, Inc.*	46	49
iHeartMedia, Inc. — Class A*	45	49
LiveOne, Inc.*	30	47
Mondee Holdings, Inc.*,1	17	41
RumbleON, Inc. — Class B*	7	29
Vacasa, Inc. — Class A*	4	19
Solo Brands, Inc. — Class A*	7	16
Total Communications		41,069

Basic Materials - 1.1%
Commercial Metals Co.	50	2,749
Carpenter Technology Corp.	21	2,301
Cabot Corp.	24	2,205
Balchem Corp.	14	2,155
HB Fuller Co.	24	1,847
Avient Corp.	39	1,702
Arcadium Lithium plc*	471	1,583
Innospec, Inc.	11	1,360
Sensient Technologies Corp.	18	1,335
Hecla Mining Co.	251	1,217
Minerals Technologies, Inc.	14	1,164
Constellium SE*	56	1,056
Sylvamo Corp.	15	1,029
Uranium Energy Corp.*	171	1,028
Quaker Chemical Corp.	6	1,018
Coeur Mining, Inc.*	172	967
Rogers Corp.*	8	965
Tronox Holdings plc — Class A	52	816
Stepan Co.	9	756
Hawkins, Inc.	8	728
Ingevity Corp.*	16	699
Kaiser Aluminum Corp.	7	615
Orion S.A.	25	549
Worthington Steel, Inc.	14	467
Ecovyst, Inc.*	51	457
Perimeter Solutions S.A.*	58	454
Energy Fuels, Inc.*	70	424
SSR Mining, Inc.	88	397
Mativ Holdings, Inc.	23	390
Century Aluminum Co.*	23	385
Novagold Resources, Inc.*	106	367
United States Lime & Minerals, Inc.	1	364
Ivanhoe Electric Incorporated / US*	36	338
Koppers Holdings, Inc.	9	333
Metals Acquisition Ltd. — Class A*	23	315
Encore Energy Corp.*	77	303
Haynes International, Inc.	5	294
Centrus Energy Corp. — Class A*	6	256
AdvanSix, Inc.	11	252
Radius Recycling, Inc. — Class A	11	168
Ur-Energy, Inc.*	119	167
Lightwave Logic, Inc.*	52	156
Compass Minerals International, Inc.	15	155
Rayonier Advanced Materials, Inc.*	28	152
Oil-Dri Corporation of America	2	128
Lifezone Metals Ltd.*	16	123
i-80 Gold Corp.*	113	122
Intrepid Potash, Inc.*	5	117
Kronos Worldwide, Inc.	9	113
Universal Stainless & Alloy Products, Inc.*	4	110
American Vanguard Corp.	11	95
Codexis, Inc.*	30	93
Perpetua Resources Corp.*	17	88
Piedmont Lithium, Inc.*,1	8	80
Dakota Gold Corp.*	29	74
Caledonia Mining Corporation plc	7	68
Contango ORE, Inc.*,1	3	54
Northern Technologies International Corp.	3	50
Critical Metals Corp.*	3	34
Valhi, Inc.	1	18
Total Basic Materials		37,805

Utilities - 0.9%
Portland General Electric Co.	44	1,903
New Jersey Resources Corp.	43	1,838
Southwest Gas Holdings, Inc.	26	1,830
Brookfield Infrastructure Corp. — Class A	52	1,750
Ormat Technologies, Inc.	23	1,649
Black Hills Corp.	30	1,631
Otter Tail Corp.	18	1,577
ALLETE, Inc.	25	1,559
ONE Gas, Inc.	24	1,532
Spire, Inc.	24	1,458
PNM Resources, Inc.	39	1,441
Northwestern Energy Group, Inc.	27	1,352
California Water Service Group	25	1,212
MGE Energy, Inc.	16	1,195
Avista Corp.	34	1,177
American States Water Co.	16	1,161
Chesapeake Utilities Corp.	10	1,062
SJW Group	14	759
Northwest Natural Holding Co.	16	578
Hawaiian Electric Industries, Inc.*	48	433

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Middlesex Water Co.	8	$418
Ameresco, Inc. — Class A*	14	403
Unitil Corp.	7	363
York Water Co.	6	223
Consolidated Water Company Ltd.	7	186
Altus Power, Inc.*	33	129
Genie Energy Ltd. — Class B	6	88
RGC Resources, Inc.	4	82
Global Water Resources, Inc.	5	60
Total Utilities		29,049

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	12	356

Total Common Stocks
(Cost $1,070,396)		1,068,421

WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	14	—
Total Warrants
(Cost $—)		—

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	69	—
Sanofi SA*	15	—
Tobira Therapeutics, Inc.*,†††	8	—
Novartis AG*,†††	35	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $14)		—

EXCHANGE-TRADED FUNDS†,*** - 23.8%
Vanguard Russell 2000 ETF[1]	4,679	383,538
iShares Russell 2000 Index ETF	1,889	383,259
Total Exchange-Traded Funds
(Cost $827,474)		766,797

MUTUAL FUNDS† - 19.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	38,037	378,091
Guggenheim Strategy Fund II2	9,842	242,616
Total Mutual Funds
(Cost $616,793)		620,707

	Face Amount
U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
5.23% due 09/12/24[3,6]	$100,000	98,938
5.18% due 07/09/24[3,4]	45,000	44,948
Total U.S. Treasury Bills
(Cost $143,887)		143,886

REPURCHASE AGREEMENTS††,5 - 16.0%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[6]	288,704	288,704
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[6]	227,610	227,610
Total Repurchase Agreements
(Cost $516,314)		516,314

	Shares
SECURITIES LENDING COLLATERAL†,7 - 9.4%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[8]	303,305	303,305
Total Securities Lending Collateral
(Cost $303,305)		303,305

Total Investments - 106.0%
(Cost $3,478,183)		$3,419,430
Other Assets & Liabilities, net - (6.0)%		(192,880)
Total Net Assets - 100.0%		$3,226,550

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	6	Sep 2024	$619,920	$11,131

82 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.79% (SOFR + 0.45%)	At Maturity	09/25/24	638	$1,306,197	$9,514
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	09/26/24	384	786,472	6,389
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	09/26/24	148	304,071	3,765
							$2,396,740	$19,668

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,068,421		$—	*	$—		$1,068,421
Warrants	—	*	—		—		—
Rights	—	*	—		—	*	—
Exchange-Traded Funds	766,797		—		—		766,797
Mutual Funds	620,707		—		—		620,707
U.S. Treasury Bills	—		143,886		—		143,886
Repurchase Agreements	—		516,314		—		516,314
Securities Lending Collateral	303,305		—		—		303,305
Equity Futures Contracts**	11,131		—		—		11,131
Equity Index Swap Agreements**	—		19,668		—		19,668
Total Assets	$2,770,361		$679,868		$—		$3,450,229

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Ultra Short Duration Fund — Institutional Class	$374,667	$—	$—	$—	$3,424	$378,091	38,037	$9,781
Guggenheim Strategy Fund II	241,140	—	—	—	1,476	242,616	9,842	6,796
	$615,807	$—	$—	$—	$4,900	$620,707		$16,577

84 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $297,443 of securities loaned (cost $2,345,076)	$2,282,409
Investments in affiliated issuers, at value (cost $616,793)	620,707
Repurchase agreements, at value (cost $516,314)	516,314
Cash	651
Segregated cash with broker	11,959
Unrealized appreciation on OTC swap agreements	19,668
Receivables:
Securities sold	124,499
Fund shares sold	86,168
Dividends	5,008
Variation margin on futures contracts	1,890
Interest	229
Securities lending income	53
Total assets	3,669,555

Liabilities:
Payable for:
Return of securities lending collateral	303,305
Securities purchased	128,847
Management fees	2,116
Transfer agent fees	1,209
Swap settlement	777
Investor service fees	608
Fund shares redeemed	327
Portfolio accounting and administration fees	134
Trustees’ fees*	30
Miscellaneous	5,652
Total liabilities	443,005
Net assets	$3,226,550

Net assets consist of:
Paid in capital	$4,435,283
Total distributable earnings (loss)	(1,208,733)
Net assets	$3,226,550
Capital shares outstanding	46,314
Net asset value per share	$69.67

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $17)	$12,746
Dividends from securities of affiliated issuers	16,577
Interest	20,498
Income from securities lending, net	1,054
Total investment income	50,875

Expenses:
Management fees	15,286
Investor service fees	4,246
Transfer agent fees	4,595
Professional fees	2,982
Portfolio accounting and administration fees	2,633
Trustees’ fees*	237
Custodian fees	221
Interest expense	56
Miscellaneous	765
Total expenses	31,021
Less:
Expenses reimbursed by Adviser	(1,698)
Expenses waived by Adviser	(468)
Total waived/reimbursed expenses	(2,166)
Net expenses	28,855
Net investment income	22,020

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	40,906
Swap agreements	(96,604)
Futures contracts	25,471
Net realized loss	(30,227)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(20,777)
Investments in affiliated issuers	4,900
Swap agreements	(31,984)
Futures contracts	(7,374)
Net change in unrealized appreciation (depreciation)	(55,235)
Net realized and unrealized loss	(85,462)
Net decrease in net assets resulting from operations	$(63,442)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 85

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$22,020	$41,841
Net realized gain (loss) on investments	(30,227)	235,377
Net change in unrealized appreciation (depreciation) on investments	(55,235)	523,286
Net increase (decrease) in net assets resulting from operations	(63,442)	800,504

Capital share transactions:
Proceeds from sale of shares	2,655,043	6,886,877
Cost of shares redeemed	(3,661,746)	(6,755,167)
Net increase (decrease) from capital share transactions	(1,006,703)	131,710
Net increase (decrease) in net assets	(1,070,145)	932,214

Net assets:
Beginning of period	4,296,695	3,364,481
End of period	$3,226,550	$4,296,695

Capital share activity:
Shares sold	38,021	116,338
Shares redeemed	(53,296)	(112,512)
Net increase (decrease) in shares	(15,275)	3,826

86 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$69.76	$58.25	$87.53	$89.86	$77.94	$57.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.45	.75	(.11)	(.96)	(.67)	.41
Net gain (loss) on investments (realized and unrealized)	(.54)	10.76	(29.17)	18.02	15.02	19.95
Total from investment operations	(.09)	11.51	(29.28)	17.06	14.35	20.36
Less distributions from:
Net investment income	—	—	—	(.07)	—	—
Net realized gains	—	—	—	(19.32)	(2.43)	—
Total distributions	—	—	—	(19.39)	(2.43)	—
Net asset value, end of period	$69.67	$69.76	$58.25	$87.53	$89.86	$77.94

Total Return[c]	(0.13%)	19.76%	(33.45%)	19.00%	20.04%	35.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,227	$4,297	$3,364	$7,985	$11,284	$5,345
Ratios to average net assets:
Net investment income (loss)	1.30%	1.22%	(0.17%)	(0.96%)	(1.01%)	0.58%
Total expenses[d]	1.83%	1.91%	1.87%	1.79%	1.92%	1.92%
Net expenses[e]	1.70%	1.81%	1.79%	1.71%	1.85%	1.85%
Portfolio turnover rate	6%	5%	88%	99%	148%	127%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 16.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$67,218
Guggenheim Strategy Fund II1	2,575	63,468
Total Mutual Funds
(Cost $128,417)		130,686

	Face Amount
U.S. TREASURY BILLS†† - 12.3%
U.S. Treasury Bills
5.20% due 07/05/24[2]	$100,000	99,941
Total U.S. Treasury Bills
(Cost $99,942)		99,941

FEDERAL AGENCY DISCOUNT NOTES†† - 9.7%
Farmer Mac
5.09% due 07/17/24[2]	80,000	79,813
Total Federal Agency Discount Notes
(Cost $79,813)		79,813

FEDERAL AGENCY NOTES†† - 6.1%
Fannie Mae
1.75% due 07/02/24	50,000	49,995
Total Federal Agency Notes
(Cost $49,995)		49,995

REPURCHASE AGREEMENTS††,3 - 62.9%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	288,127	288,127
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	227,154	227,154
Total Repurchase Agreements
(Cost $515,281)		515,281

Total Investments - 107.0%
(Cost $873,448)		$875,716
Other Assets & Liabilities, net - (7.0)%		(57,013)
Total Net Assets - 100.0%		$818,703

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	5.39% (SOFR + 0.05%)	At Maturity	09/25/24	90	$183,501	$(1,512)
BNP Paribas	Russell 2000 Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	09/26/24	62	127,688	(1,581)
Goldman Sachs International	Russell 2000 Index	Receive	5.18% (Federal Funds Rate - 0.15%)	At Maturity	09/26/24	249	510,630	(3,563)
							$821,819	$(6,656)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

88 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$130,686	$—	$—	$130,686
U.S. Treasury Bills	—	99,941	—	99,941
Federal Agency Discount Notes	—	79,813	—	79,813
Federal Agency Notes	—	49,995	—	49,995
Repurchase Agreements	—	515,281	—	515,281
Total Assets	$130,686	$745,030	$—	$875,716

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,656	$—	$6,656

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$63,081	$—	$—	$—	$387	$63,468	2,575	$1,778
Guggenheim Ultra Short Duration Fund — Institutional Class	66,609	—	—	—	609	67,218	6,762	1,739
	$129,690	$—	$—	$—	$996	$130,686		$3,517

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 89

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $229,750)	$229,749
Investments in affiliated issuers, at value (cost $128,417)	130,686
Repurchase agreements, at value (cost $515,281)	515,281
Segregated cash with broker	31,000
Receivables:
Fund shares sold	2,417
Interest	663
Dividends	555
Total assets	910,351

Liabilities:
Unrealized depreciation on OTC swap agreements	6,656
Payable for:
Fund shares redeemed	82,153
Swap settlement	641
Management fees	421
Transfer agent fees	250
Investor service fees	120
Portfolio accounting and administration fees	26
Trustees’ fees*	6
Miscellaneous	1,375
Total liabilities	91,648
Net assets	$818,703

Net assets consist of:
Paid in capital	$9,152,590
Total distributable earnings (loss)	(8,333,887)
Net assets	$818,703
Capital shares outstanding	25,758
Net asset value per share	$31.78

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$3,517
Interest	14,978
Total investment income	18,495

Expenses:
Management fees	3,154
Investor service fees	876
Transfer agent fees	1,008
Portfolio accounting and administration fees	543
Professional fees	523
Trustees’ fees*	60
Custodian fees	47
Miscellaneous	179
Total expenses	6,390
Less:
Expenses reimbursed by Adviser	(350)
Expenses waived by Adviser	(83)
Total waived expenses	(433)
Net expenses	5,957
Net investment income	12,538

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(12,104)
Futures contracts	(1,572)
Net realized loss	(13,676)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(16)
Investments in affiliated issuers	996
Swap agreements	55
Net change in unrealized appreciation (depreciation)	1,035
Net realized and unrealized loss	(12,641)
Net decrease in net assets resulting from operations	$(103)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

90 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,538	$37,982
Net realized loss on investments	(13,676)	(224,005)
Net change in unrealized appreciation (depreciation) on investments	1,035	(82,699)
Net decrease in net assets resulting from operations	(103)	(268,722)

Capital share transactions:
Proceeds from sale of shares	3,605,789	12,519,304
Cost of shares redeemed	(3,428,652)	(13,691,212)
Net increase (decrease) from capital share transactions	177,137	(1,171,908)
Net increase (decrease) in net assets	177,034	(1,440,630)

Net assets:
Beginning of period	641,669	2,082,299
End of period	$818,703	$641,669

Capital share activity:
Shares sold	113,017	359,183
Shares redeemed	(107,711)	(397,653)
Net increase (decrease) in shares	5,306	(38,470)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 91

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$31.37	$35.34	$30.12	$36.96	$53.82	$68.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.57	1.11	(.09)	(.39)	(.57)	.46
Net gain (loss) on investments (realized and unrealized)	(.16)	(5.08)	5.31 [f]	(6.45)	(15.89)	(14.50)
Total from investment operations	.41	(3.97)	5.22	(6.84)	(16.46)	(14.04)
Less distributions from:
Net investment income	—	—	—	—	(.40)	(.42)
Total distributions	—	—	—	—	(.40)	(.42)
Net asset value, end of period	$31.78	$31.37	$35.34	$30.12	$36.96	$53.82

Total Return[c]	1.31%	(11.23%)	17.33%	(18.51%)	(30.81%)	(20.62%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$819	$642	$2,082	$344	$374	$612
Ratios to average net assets:
Net investment income (loss)	3.58%	3.22%	(0.27%)	(1.25%)	(1.05%)	0.76%
Total expenses[d]	1.82%	1.87%	1.88%	1.79%	1.93%	1.93%
Net expenses[e]	1.70%	1.79%	1.82%	1.71%	1.87%	1.85%
Portfolio turnover rate	—	—	—	250%	275%	164%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

92 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 84.7%

Financial - 19.2%
Goldman Sachs Group, Inc.	1,037	$469,056
Visa, Inc. — Class A	1,037	272,182
American Express Co.	1,037	240,117
Travelers Companies, Inc.	1,037	210,864
JPMorgan Chase & Co.	1,037	209,743
Total Financial		1,401,962

Consumer, Non-cyclical - 18.8%
UnitedHealth Group, Inc.	1,037	528,103
Amgen, Inc.	1,037	324,011
Procter & Gamble Co.	1,037	171,022
Johnson & Johnson	1,037	151,568
Merck & Company, Inc.	1,037	128,380
Coca-Cola Co.	1,037	66,005
Total Consumer, Non-cyclical		1,369,089

Technology - 15.9%
Microsoft Corp.	1,037	463,487
Salesforce, Inc.	1,037	266,613
Apple, Inc.	1,037	218,413
International Business Machines Corp.	1,037	179,349
Intel Corp.	1,037	32,116
Total Technology		1,159,978

Industrial - 11.8%
Caterpillar, Inc.	1,037	345,425
Honeywell International, Inc.	1,037	221,441
Boeing Co.*	1,037	188,744
3M Co.	1,037	105,971
Total Industrial		861,581

Consumer, Cyclical - 10.6%
Home Depot, Inc.	1,037	356,977
McDonald’s Corp.	1,037	264,269
NIKE, Inc. — Class B	1,037	78,159
Walmart, Inc.	1,037	70,215
Total Consumer, Cyclical		769,620

Communications - 5.4%
Amazon.com, Inc.*	1,037	200,400
Walt Disney Co.	1,037	102,963
Cisco Systems, Inc.	1,037	49,268
Verizon Communications, Inc.	1,037	42,766
Total Communications		395,397

Energy - 2.2%
Chevron Corp.	1,037	162,207

Basic Materials - 0.8%
Dow, Inc.	1,037	55,013

Total Common Stocks
(Cost $4,038,559)		6,174,847

	Face Amount
U.S. TREASURY BILLS†† - 4.6%
U.S. Treasury Bills
5.23% due 09/12/24[1,2]	$200,000	197,876
5.18% due 07/09/24[2,3]	135,000	134,843
Total U.S. Treasury Bills
(Cost $332,721)		332,719

REPURCHASE AGREEMENTS††,4 - 13.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[1]	554,043	554,043
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[1]	436,798	436,798
Total Repurchase Agreements
(Cost $990,841)		990,841

Total Investments - 102.9%
(Cost $5,362,121)		$7,498,407
Other Assets & Liabilities, net - (2.9)%		(213,168)
Total Net Assets - 100.0%		$7,285,239

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	9	Sep 2024	$1,776,825	$21,358

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	5.88% (Federal Funds Rate + 0.55%)	At Maturity	09/26/24	106	$4,152,428	$622
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.94% (SOFR + 0.60%)	At Maturity	09/25/24	63	2,483,300	(17,705)
							$6,635,728	$(17,083)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,174,847	$—	$—	$6,174,847
U.S. Treasury Bills	—	332,719	—	332,719
Repurchase Agreements	—	990,841	—	990,841
Equity Futures Contracts**	21,358	—	—	21,358
Equity Index Swap Agreements**	—	622	—	622
Total Assets	$6,196,205	$1,324,182	$—	$7,520,387

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$17,705	$—	$17,705

**	This derivative is reported as unrealized appreciation/depreciation at period end.

94 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $4,371,280)	$6,507,566
Repurchase agreements, at value (cost $990,841)	990,841
Segregated cash with broker	34,499
Unrealized appreciation on OTC swap agreements	622
Receivables:
Fund shares sold	310,937
Dividends	1,685
Interest	439
Total assets	7,846,589

Liabilities:
Unrealized depreciation on OTC swap agreements	17,705
Payable for:
Securities purchased	500,181
Swap settlement	5,740
Management fees	4,793
Transfer agent fees	3,438
Variation margin on futures contracts	2,925
Investor service fees	1,332
Fund shares redeemed	757
Portfolio accounting and administration fees	293
Trustees’ fees*	117
Miscellaneous	24,069
Total liabilities	561,350
Net assets	$7,285,239

Net assets consist of:
Paid in capital	$5,643,295
Total distributable earnings (loss)	1,641,944
Net assets	$7,285,239
Capital shares outstanding	36,015
Net asset value per share	$202.28

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$82,830
Interest	64,994
Total investment income	147,824

Expenses:
Management fees	51,877
Investor service fees	14,410
Transfer agent fees	17,200
Professional fees	10,296
Portfolio accounting and administration fees	8,934
Interest expense	1,824
Trustees’ fees*	1,174
Custodian fees	782
Line of credit fees	11
Miscellaneous	2,374
Total expenses	108,882
Less:
Expenses reimbursed by Adviser	(5,764)
Net expenses	103,118
Net investment income	44,706

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,223,837
Swap agreements	442,465
Futures contracts	63,188
Net realized gain	1,729,490
Net change in unrealized appreciation (depreciation) on:
Investments	(891,397)
Swap agreements	(121,043)
Futures contracts	21,305
Net change in unrealized appreciation (depreciation)	(991,135)
Net realized and unrealized gain	738,355
Net increase in net assets resulting from operations	$783,061

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 95

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$44,706	$96,119
Net realized gain on investments	1,729,490	1,004,813
Net change in unrealized appreciation (depreciation) on investments	(991,135)	1,617,535
Net increase in net assets resulting from operations	783,061	2,718,467

Distributions to shareholders	—	(34,622)

Capital share transactions:
Proceeds from sale of shares	55,111,801	69,198,670
Distributions reinvested	—	34,622
Cost of shares redeemed	(66,565,227)	(68,333,948)
Net increase (decrease) from capital share transactions	(11,453,426)	899,344
Net increase (decrease) in net assets	(10,670,365)	3,583,189

Net assets:
Beginning of period	17,955,604	14,372,415
End of period	$7,285,239	$17,955,604

Capital share activity:
Shares sold	276,565	421,616
Shares issued from reinvestment of distributions	—	211
Shares redeemed	(333,842)	(420,513)
Net increase (decrease) in shares	(57,277)	1,314

96 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$192.47	$156.26	$207.85	$147.84	$163.38	$111.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.77	1.21	.42	(.68)	(.53)	.91
Net gain (loss) on investments (realized and unrealized)	9.04	35.49	(43.46)	60.69	(.73)	51.94
Total from investment operations	9.81	36.70	(43.04)	60.01	(1.26)	52.85
Less distributions from:
Net investment income	—	(.49)	—	—	(.92)	(.97)
Net realized gains	—	—	(8.55)	—	(13.36)	—
Total distributions	—	(.49)	(8.55)	—	(14.28)	(.97)
Net asset value, end of period	$202.28	$192.47	$156.26	$207.85	$147.84	$163.38

Total Return[c]	5.10%	23.57%	(20.49%)	40.59%	1.73%	47.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,285	$17,956	$14,372	$19,882	$14,253	$15,519
Ratios to average net assets:
Net investment income (loss)	0.78%	0.75%	0.25%	(0.37%)	(0.42%)	0.65%
Total expenses[d]	1.89%	1.97%	1.88%	1.78%	1.91%	1.91%
Net expenses[e]	1.79%	1.90%	1.81%	1.72%	1.85%	1.84%
Portfolio turnover rate	258%	316%	458%	489%	607%	256%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 21.7%
Farmer Mac
5.09% due 07/17/24[1]	$100,000	$99,766
Federal Home Loan Bank
5.24% due 07/26/24[1]	100,000	99,636
Total Federal Agency Discount Notes
(Cost $199,402)		199,402

FEDERAL AGENCY NOTES†† - 10.9%
Fannie Mae
1.75% due 07/02/24	100,000	99,990
Total Federal Agency Notes
(Cost $99,990)		99,990

U.S. TREASURY BILLS†† - 6.2%
U.S. Treasury Bills
5.23% due 09/12/24[1,2]	50,000	49,469
5.18% due 07/09/24[1,3]	8,000	7,991
Total U.S. Treasury Bills
(Cost $57,461)		57,460

REPURCHASE AGREEMENTS††,4 - 61.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[2]	316,799	316,799
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[2]	249,758	249,758
Total Repurchase Agreements
(Cost $566,557)		566,557

Total Investments - 100.3%
(Cost $923,410)		$923,409
Other Assets & Liabilities, net - (0.3)%		(2,863)
Total Net Assets - 100.0%		$920,546

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	1	Sep 2024	$197,425	$(2,377)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average	Receive	5.64% (SOFR + 0.30%)	At Maturity	09/25/24	24	$936,748	$6,990
BNP Paribas	Dow Jones Industrial Average	Receive	5.48% (Federal Funds Rate + 0.15%)	At Maturity	09/26/24	18	702,336	(149)
							$1,639,084	$6,841

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2024.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

98 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$199,402	$—	$199,402
Federal Agency Notes	—	99,990	—	99,990
U.S. Treasury Bills	—	57,460	—	57,460
Repurchase Agreements	—	566,557	—	566,557
Equity Index Swap Agreements**	—	6,990	—	6,990
Total Assets	$—	$930,399	$—	$930,399

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,377	$—	$—	$2,377
Equity Index Swap Agreements**	—	149	—	149
Total Liabilities	$2,377	$149	$—	$2,526

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 99

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $356,853)	$356,852
Repurchase agreements, at value (cost $566,557)	566,557
Segregated cash with broker	71,077
Unrealized appreciation on OTC swap agreements	6,990
Receivables:
Swap settlement	2,839
Fund shares sold	1,864
Interest	1,121
Variation margin on futures contracts	325
Total assets	1,007,625

Liabilities:
Unrealized depreciation on OTC swap agreements	149
Payable for:
Fund shares redeemed	83,721
Management fees	661
Transfer agent fees	370
Investor service fees	184
Portfolio accounting and administration fees	40
Trustees’ fees*	9
Miscellaneous	1,945
Total liabilities	87,079
Net assets	$920,546

Net assets consist of:
Paid in capital	$25,029,508
Total distributable earnings (loss)	(24,108,962)
Net assets	$920,546
Capital shares outstanding	24,430
Net asset value per share	$37.68

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Interest	$27,205
Total investment income	27,205

Expenses:
Management fees	4,499
Investor service fees	1,250
Transfer agent fees	1,439
Professional fees	1,156
Portfolio accounting and administration fees	775
Trustees’ fees*	85
Custodian fees	66
Miscellaneous	10
Total expenses	9,280
Less:
Expenses reimbursed by Adviser	(500)
Net expenses	8,780
Net investment income	18,425

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(239,182)
Futures contracts	7,761
Net realized loss	(231,421)
Net change in unrealized appreciation (depreciation) on:
Investments	(33)
Swap agreements	24,585
Futures contracts	(2,377)
Net change in unrealized appreciation (depreciation)	22,175
Net realized and unrealized loss	(209,246)
Net decrease in net assets resulting from operations	$(190,821)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

100 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,425	$58,940
Net realized loss on investments	(231,421)	(345,327)
Net change in unrealized appreciation (depreciation) on investments	22,175	(88,005)
Net decrease in net assets resulting from operations	(190,821)	(374,392)

Distributions to shareholders	—	(4,186)

Capital share transactions:
Proceeds from sale of shares	23,148,481	9,838,956
Distributions reinvested	—	4,186
Cost of shares redeemed	(23,111,364)	(10,610,087)
Net increase (decrease) from capital share transactions	37,117	(766,945)
Net decrease in net assets	(153,704)	(1,145,523)

Net assets:
Beginning of period	1,074,250	2,219,773
End of period	$920,546	$1,074,250

Capital share activity:
Shares sold	611,120	210,538
Shares issued from reinvestment of distributions	—	92
Shares redeemed	(614,179)	(229,479)
Net decrease in shares	(3,059)	(18,849)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 101

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$39.08	$47.90	$45.62	$70.54	$131.01	$204.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.70	1.47	.08	(.63)	(.34)	.90
Net gain (loss) on investments (realized and unrealized)	(2.10)	(10.20)	2.20	(24.29)	(59.99)	(74.86)
Total from investment operations	(1.40)	(8.73)	2.28	(24.92)	(60.33)	(73.96)
Less distributions from:
Net investment income	—	(.09)	—	—	(.14)	—
Total distributions	—	(.09)	—	—	(.14)	—
Net asset value, end of period	$37.68	$39.08	$47.90	$45.62	$70.54	$131.01

Total Return[c]	(3.58%)	(18.26%)	5.00%	(35.33%)	(45.76%)	(36.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$921	$1,074	$2,220	$3,283	$3,431	$3,275
Ratios to average net assets:
Net investment income (loss)	3.69%	3.17%	0.16%	(1.15%)	(1.04%)	0.56%
Total expenses[d]	1.86%	1.91%	1.90%	1.79%	1.92%	1.92%
Net expenses[e]	1.76%	1.84%	1.83%	1.70%	1.86%	1.86%
Portfolio turnover rate	—	—	—	116%	616%	427%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

102 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 10.2%
Guggenheim Strategy Fund II1	10,941	$269,703
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	24,725	245,765
Total Mutual Funds
(Cost $506,354)		515,468

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 44.1%
U.S. Treasury Bonds
4.63% due 05/15/54	$2,200,000	2,230,937
Total U.S. Government Securities
(Cost $2,220,245)		2,230,937

FEDERAL AGENCY DISCOUNT NOTES†† - 17.7%
Federal Home Loan Bank
5.24% due 07/26/24[2]	600,000	597,817
Farmer Mac
5.09% due 07/17/24[2]	300,000	299,297
Total Federal Agency Discount Notes
(Cost $897,114)		897,114

U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	83,000	82,904
Total U.S. Treasury Bills
(Cost $82,903)		82,904

REPURCHASE AGREEMENTS††,4 - 29.4%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	832,051	832,051
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	655,975	655,975
Total Repurchase Agreements
(Cost $1,488,026)		1,488,026

Total Investments - 103.0%
(Cost $5,194,642)		$5,214,449
Other Assets & Liabilities, net - (3.0)%		(150,836)
Total Net Assets - 100.0%		$5,063,613

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	31	Sep 2024	$3,861,438	$(25,196)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$515,468	$—	$—	$515,468
U.S. Government Securities	—	2,230,937	—	2,230,937
Federal Agency Discount Notes	—	897,114	—	897,114
U.S. Treasury Bills	—	82,904	—	82,904
Repurchase Agreements	—	1,488,026	—	1,488,026
Total Assets	$515,468	$4,698,981	$—	$5,214,449

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$25,196	$—	$—	$25,196

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$467,967	$—	$(200,000)	$4,279	$(2,543)	$269,703	10,941	$10,385
Guggenheim Ultra Short Duration Fund — Institutional Class	442,732	—	(200,000)	(606)	3,639	245,765	24,725	9,028
	$910,699	$—	$(400,000)	$3,673	$1,096	$515,468		$19,413

104 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $3,200,262)	$3,210,955
Investments in affiliated issuers, at value (cost $506,354)	515,468
Repurchase agreements, at value (cost $1,488,026)	1,488,026
Cash	3
Segregated cash with broker	99,047
Receivables:
Securities sold	101,406
Interest	14,245
Dividends	2,197
Total assets	5,431,347

Liabilities:
Payable for:
Fund shares redeemed	268,435
Variation margin on futures contracts	80,776
Transfer agent fees	2,174
Management fees	2,073
Investor service fees	1,060
Portfolio accounting and administration fees	445
Trustees’ fees*	65
Miscellaneous	12,706
Total liabilities	367,734
Net assets	$5,063,613

Net assets consist of:
Paid in capital	$28,006,303
Total distributable earnings (loss)	(22,942,690)
Net assets	$5,063,613
Capital shares outstanding	262,830
Net asset value per share	$19.27

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$19,413
Interest	130,818
Total investment income	150,231

Expenses:
Management fees	16,060
Investor service fees	8,030
Transfer agent fees	9,528
Professional fees	5,143
Portfolio accounting and administration fees	4,978
Trustees’ fees*	639
Custodian fees	435
Line of credit fees	134
Miscellaneous	569
Total expenses	45,516
Less:
Expenses reimbursed by Adviser	(1,606)
Expenses waived by Adviser	(431)
Total waived/reimbursed expenses	(2,037)
Net expenses	43,479
Net investment income	106,752

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(292,217)
Investments in affiliated issuers	3,673
Futures contracts	(388,765)
Net realized loss	(677,309)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(329,458)
Investments in affiliated issuers	1,096
Futures contracts	(298,971)
Net change in unrealized appreciation (depreciation)	(627,333)
Net realized and unrealized loss	(1,304,642)
Net decrease in net assets resulting from operations	$(1,197,890)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 105

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$106,752	$247,078
Net realized loss on investments	(677,309)	(1,509,321)
Net change in unrealized appreciation (depreciation) on investments	(627,333)	837,323
Net decrease in net assets resulting from operations	(1,197,890)	(424,920)

Distributions to shareholders	(106,753)	(247,608)

Capital share transactions:
Proceeds from sale of shares	44,497,197	54,719,566
Distributions reinvested	106,753	247,608
Cost of shares redeemed	(45,568,527)	(54,918,737)
Net increase (decrease) from capital share transactions	(964,577)	48,437
Net decrease in net assets	(2,269,220)	(624,091)

Net assets:
Beginning of period	7,332,833	7,956,924
End of period	$5,063,613	$7,332,833

Capital share activity:
Shares sold	2,186,352	2,497,559
Shares issued from reinvestment of distributions	5,369	11,558
Shares redeemed	(2,271,105)	(2,523,625)
Net decrease in shares	(79,384)	(14,508)

106 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$21.43	$22.31	$38.33	$41.59	$34.15	$29.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.63	.38	.17	.02	.39
Net gain (loss) on investments (realized and unrealized)	(2.16)	(.88)	(15.96)	(3.29)	7.48 [f]	4.55
Total from investment operations	(1.83)	(.25)	(15.58)	(3.12)	7.50	4.94
Less distributions from:
Net investment income	(.33)	(.63)	(.44)	(.14)	(.03)	(.39)
Return of capital	—	—	—	—	(.03)	—
Total distributions	(.33)	(.63)	(.44)	(.14)	(.06)	(.39)
Net asset value, end of period	$19.27	$21.43	$22.31	$38.33	$41.59	$34.15

Total Return[c]	(8.58%)	(1.03%)	(40.83%)	(7.49%)	21.96%	16.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,064	$7,333	$7,957	$12,373	$15,472	$10,353
Ratios to average net assets:
Net investment income (loss)	3.32%	2.90%	1.33%	0.47%	0.06%	1.19%
Total expenses[d]	1.42%	1.45%	1.39%	1.30%	1.43%	1.41%
Net expenses[e]	1.35%	1.42%	1.37%	1.28%	1.40%	1.38%
Portfolio turnover rate	1,029%	1,170%	1,890%	1,382%	1,887%	2,060%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 27.5%
Guggenheim Strategy Fund II1	20,730	$510,992
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	46,499	462,200
Total Mutual Funds
(Cost $971,295)		973,192

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.4%
Farmer Mac
5.09% due 07/17/24[2]	$300,000	299,297
Total Federal Agency Discount Notes
(Cost $299,297)		299,297

FEDERAL AGENCY NOTES†† - 5.6%
Fannie Mae
1.63% due 10/15/24	200,000	197,845
Total Federal Agency Notes
(Cost $197,865)		197,845

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
5.18% due 07/09/24[2,3]	23,000	22,973
Total U.S. Treasury Bills
(Cost $22,973)		22,973

REPURCHASE AGREEMENTS†† - 121.7%
Individual Repurchase Agreements[4]
Mizuho Securities USA LLC issued 06/28/24 at 5.05% due 07/01/24 (secured by a U.S. Treasury Bond, at a rate of 4.63% and maturing 05/15/54 as collateral, with a value of $1,868,625) to be repurchased at $1,832,313	1,831,542	1,831,542
Barclays Capital, Inc. issued 06/28/24 at 5.00% due 07/01/24 (secured by a U.S. Treasury Bond, at a rate of 4.63% and maturing 05/15/54 as collateral with a value of $726,671) to be repurchased at $712,547	712,250	712,250

Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	989,754	989,754
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	780,305	780,305
Total Repurchase Agreements
(Cost $4,313,851)		4,313,851

Total Investments - 163.8%
(Cost $5,805,281)		$5,807,158

U.S. Government Securities Sold Short†† - (80.1)%
U.S. Treasury Bonds
4.63% due 05/15/54††	2,800,000	(2,839,375)

Total U.S Government Securities Sold Short - (80.1)%
(Proceeds $2,834,789)		$(2,839,375)
Other Assets & Liabilities, net - 16.3%		576,618
Total Net Assets - 100.0%		$3,544,401

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	6	Sep 2024	$747,375	$(3,225)

108 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as short security collateral at June 30, 2024.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$973,192	$—	$—	$973,192
Federal Agency Discount Notes	—	299,297	—	299,297
Federal Agency Notes	—	197,845	—	197,845
U.S. Treasury Bills	—	22,973	—	22,973
Repurchase Agreements	—	4,313,851	—	4,313,851
Total Assets	$973,192	$4,833,966	$—	$5,807,158

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$2,839,375	$—	$2,839,375
Interest Rate Futures Contracts**	3,225	—	—	3,225
Total Liabilities	$3,225	$2,839,375	$—	$2,842,600

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$508,089	$—	$—	$—	$2,903	$510,992	20,730	$14,311
Guggenheim Ultra Short Duration Fund — Institutional Class	458,015	—	—	—	4,185	462,200	46,499	11,986
	$966,104	$—	$—	$—	$7,088	$973,192		$26,297

110 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $520,135)	$520,115
Investments in affiliated issuers, at value (cost $971,295)	973,192
Repurchase agreements, at value (cost $4,313,851)	4,313,851
Segregated cash with broker	4,652
Receivables:
Securities sold	304,219
Fund shares sold	274,754
Variation margin on futures contracts	12,018
Interest	2,538
Dividends	4,147
Total assets	6,409,486

Liabilities:
Securities sold short, at value (proceeds $2,834,789)	2,839,375
Payable for:
Management fees	2,214
Fund shares redeemed	1,878
Transfer agent fees	1,201
Investor service fees	640
Portfolio accounting and administration fees	141
Trustees’ fees*	25
Miscellaneous	19,611
Total liabilities	2,865,085
Net assets	$3,544,401

Net assets consist of:
Paid in capital	$9,481,445
Total distributable earnings (loss)	(5,937,044)
Net assets	$3,544,401
Capital shares outstanding	31,119
Net asset value per share	$113.90

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of affiliated issuers	$26,297
Interest	110,875
Total investment income	137,172

Expenses:
Management fees	13,483
Investor service fees	3,745
Transfer agent fees	3,885
Interest expense	49,013
Portfolio accounting and administration fees	2,322
Professional fees	1,485
Custodian fees	192
Trustees’ fees*	164
Miscellaneous	1,806
Total expenses	76,095
Less:
Expenses reimbursed by Adviser	(1,498)
Expenses waived by Adviser	(572)
Total waived/reimbursed expenses	(2,070)
Net expenses	74,025
Net investment income	63,147

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers sold short	(36,643)
Futures contracts	34,193
Net realized loss	(2,450)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(26)
Investments in affiliated issuers	7,088
Investments in unaffiliated issuers sold short	96,955
Futures contracts	24,104
Net change in unrealized appreciation (depreciation)	128,121
Net realized and unrealized gain	125,671
Net increase in net assets resulting from operations	$188,818

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 111

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$63,147	$143,890
Net realized gain (loss) on investments	(2,450)	118,973
Net change in unrealized appreciation (depreciation) on investments	128,121	(192,397)
Net increase in net assets resulting from operations	188,818	70,466

Capital share transactions:
Proceeds from sale of shares	8,961,500	27,584,996
Cost of shares redeemed	(7,804,769)	(29,380,362)
Net increase (decrease) from capital share transactions	1,156,731	(1,795,366)
Net increase (decrease) in net assets	1,345,549	(1,724,900)

Net assets:
Beginning of period	2,198,852	3,923,752
End of period	$3,544,401	$2,198,852

Capital share activity:
Shares sold	80,041	272,149
Shares redeemed	(70,232)	(290,472)
Net increase (decrease) in shares	9,809	(18,323)

112 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$103.18	$99.00	$67.73	$67.08	$85.27	$98.33
Income (loss) from investment operations:
Net investment income (loss)[b]	2.35	4.04	(1.24)	(2.10)	(1.48)	.26
Net gain (loss) on investments (realized and unrealized)	8.37	.14	32.51	2.75	(16.51)	(13.32)
Total from investment operations	10.72	4.18	31.27	.65	(17.99)	(13.06)
Less distributions from:
Net investment income	—	—	—	—	(.20)	—
Total distributions	—	—	—	—	(.20)	—
Net asset value, end of period	$113.90	$103.18	$99.00	$67.73	$67.08	$85.27

Total Return[c]	10.39%	4.22%	46.17%	0.97%	(21.09%)	(13.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,544	$2,199	$3,924	$3,348	$2,648	$2,382
Ratios to average net assets:
Net investment income (loss)	4.22%	3.96%	(1.46%)	(2.89%)	(2.23%)	0.29%
Total expenses[d]	5.08%	5.13%	4.47%	3.46%	3.01%	3.58%
Net expenses[e,f]	4.94%	5.02%	4.38%	3.38%	2.97%	3.49%
Portfolio turnover rate	356%	861%	1,849%	1,451%	2,529%	966%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expense may include expenses related to short sales. Excluding these expenses, the net expense ratios for the periods presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
1.67%	1.75%	1.73%	1.65%	1.83%	1.79%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
HIGH YIELD STRATEGY FUND

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 3.1%
iShares iBoxx High Yield Corporate Bond ETF	1,556	$120,030
SPDR Bloomberg High Yield Bond ETF[1]	1,245	117,366
Total Exchange-Traded Funds
(Cost $263,173)		237,396

MUTUAL FUNDS† - 14.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	57,301	569,569
Guggenheim Strategy Fund II2	23,000	566,941
Total Mutual Funds
(Cost $1,124,043)		1,136,510

	Face Amount
U.S. TREASURY BILLS†† - 14.2%
U.S. Treasury Bills
5.25% due 07/16/24[3]	$1,000,000	997,810
5.18% due 07/09/24[3,4]	107,000	106,876
Total U.S. Treasury Bills
(Cost $1,104,687)		1,104,686

FEDERAL AGENCY DISCOUNT NOTES†† - 7.7%
Farmer Mac
5.09% due 07/17/24[3]	600,000	598,595
Total Federal Agency Discount Notes
(Cost $598,595)		598,595

FEDERAL AGENCY NOTES†† - 5.1%
Fannie Mae
1.75% due 07/02/24	200,000	199,980
1.63% due 10/15/24	200,000	197,844
Total Federal Agency Notes
(Cost $397,844)		397,824

REPURCHASE AGREEMENTS††,5 - 51.2%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	2,224,488	2,224,488
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	1,753,748	1,753,748
Total Repurchase Agreements
(Cost $3,978,236)		3,978,236

	Shares
SECURITIES LENDING COLLATERAL†,6 - 1.2%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[7]	90,035	90,035
Total Securities Lending Collateral
(Cost $90,035)		90,035

Total Investments - 97.1%
(Cost $7,556,613)		$7,543,282
Other Assets & Liabilities, net - 2.9%		222,080
Total Net Assets - 100.0%		$7,765,362

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	71	Sep 2024	$7,563,164	$16,698

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	$7,100,000	$443,573	$455,368	$(11,795)

114 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
HIGH YIELD STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.58% (Federal Funds Rate + 0.25%)	At Maturity	07/25/24	86	$6,634	$(23)
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	09/26/24	192	18,111	(69)
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	09/26/24	364	$28,064	$(99)
							$52,809	$(191)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2024.
CDX.NA.HY.42.V1 — Credit Default Swap North American High Yield Series 42 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$237,396	$—	$—	$237,396
Mutual Funds	1,136,510	—	—	1,136,510
U.S. Treasury Bills	—	1,104,686	—	1,104,686
Federal Agency Discount Notes	—	598,595	—	598,595
Federal Agency Notes	—	397,824	—	397,824
Repurchase Agreements	—	3,978,236	—	3,978,236
Securities Lending Collateral	90,035	—	—	90,035
Interest Rate Futures Contracts**	16,698	—	—	16,698
Total Assets	$1,480,639	$6,079,341	$—	$7,559,980

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$11,795	$—	$11,795
Credit Index Swap Agreements**	—	191	—	191
Total Liabilities	$—	$11,986	$—	$11,986

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$563,721	$—	$—	$—	$3,220	$566,941	23,000	$15,878
Guggenheim Ultra Short Duration Fund — Institutional Class	564,412	—	—	—	5,157	569,569	57,301	14,770
	$1,128,133	$—	$—	$—	$8,377	$1,136,510		$30,648

116 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $87,954 of securities loaned (cost $2,454,334)	$2,428,536
Investments in affiliated issuers, at value (cost $1,124,043)	1,136,510
Repurchase agreements, at value (cost $3,978,236)	3,978,236
Segregated cash with broker	122,416
Unamortized upfront premiums paid on credit default swap agreements	455,368
Receivables:
Swap settlement	19,064
Protection fees on credit default swap agreements	10,847
Dividends	4,834
Interest	4,187
Variation margin on credit default swap agreements	251
Securities lending income	26
Total assets	8,160,275

Liabilities:
Unrealized depreciation on OTC swap agreements	191
Payable for:
Fund shares redeemed	275,554
Return of securities lending collateral	90,035
Variation margin on futures contracts	11,983
Management fees	2,960
Transfer agent fees	2,079
Investor service fees	1,023
Portfolio accounting and administration fees	430
Trustees’ fees*	54
Miscellaneous	10,604
Total liabilities	394,913
Net assets	$7,765,362

Net assets consist of:
Paid in capital	$8,023,225
Total distributable earnings (loss)	(257,863)
Net assets	$7,765,362
Capital shares outstanding	96,766
Net asset value per share	$80.25

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$6,359
Dividends from securities of affiliated issuers	30,648
Interest	106,349
Income from securities lending, net	216
Total investment income	143,572

Expenses:
Management fees	21,469
Investor service fees	7,157
Transfer agent fees	7,994
Professional fees	5,069
Portfolio accounting and administration fees	4,437
Trustees’ fees*	468
Custodian fees	378
Miscellaneous	531
Total expenses	47,503
Less:
Expenses reimbursed by Adviser	(1,431)
Expenses waived by Adviser	(705)
Total waived/reimbursed expenses	(2,136)
Net expenses	45,367
Net investment income	98,205

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(2)
Swap agreements	422,768
Futures contracts	(124,441)
Net realized gain	298,325
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,791)
Investments in affiliated issuers	8,377
Swap agreements	(308,660)
Futures contracts	(144,163)
Net change in unrealized appreciation (depreciation)	(446,237)
Net realized and unrealized loss	(147,912)
Net decrease in net assets resulting from operations	$(49,707)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 117

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$98,205	$180,099
Net realized gain on investments	298,325	176,251
Net change in unrealized appreciation (depreciation) on investments	(446,237)	371,149
Net increase (decrease) in net assets resulting from operations	(49,707)	727,499

Distributions to shareholders	—	(188,051)

Capital share transactions:
Proceeds from sale of shares	25,760,153	41,145,986
Distributions reinvested	—	188,051
Cost of shares redeemed	(27,334,201)	(36,906,153)
Net increase (decrease) from capital share transactions	(1,574,048)	4,427,884
Net increase (decrease) in net assets	(1,623,755)	4,967,332

Net assets:
Beginning of period	9,389,117	4,421,785
End of period	$7,765,362	$9,389,117

Capital share activity:
Shares sold	324,717	556,228
Shares issued from reinvestment of distributions	—	2,541
Shares redeemed	(347,120)	(501,754)
Net increase (decrease) in shares	(22,403)	57,015

118 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$78.79	$71.14	$81.84	$80.49	$86.60	$77.95
Income (loss) from investment operations:
Net investment income (loss)[b]	1.35	2.29	.51	(.35)	(.20)	.64
Net gain (loss) on investments (realized and unrealized)	.11 [f]	6.68	(9.94)	1.70	(.60)	10.08
Total from investment operations	1.46	8.97	(9.43)	1.35	(.80)	10.72
Less distributions from:
Net investment income	—	(1.32)	(1.27)	—	(4.92)	(2.07)
Net realized gains	—	—	—	—	(.39)	—
Total distributions	—	(1.32)	(1.27)	—	(5.31)	(2.07)
Net asset value, end of period	$80.25	$78.79	$71.14	$81.84	$80.49	$86.60

Total Return[c]	1.85%	12.69%	(11.48%)	1.68%	(0.47%)	13.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,765	$9,389	$4,422	$5,286	$10,775	$10,508
Ratios to average net assets:
Net investment income (loss)	3.43%	3.10%	0.70%	(0.44%)	(0.25%)	0.76%
Total expenses[d]	1.66%	1.70%	1.66%	1.60%	1.72%	1.72%
Net expenses[e]	1.58%	1.66%	1.61%	1.54%	1.67%	1.65%
Portfolio turnover rate	—	—	111%	117%	460%	299%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 31.6%
Federal Home Loan Bank
5.36% (SOFR + 0.02%, Rate Floor: 0.00%) due 09/16/24◊	$2,000,000	$2,000,001
5.36% (SOFR + 0.02%, Rate Floor: 0.00%) due 10/18/24◊	1,600,000	1,600,055
5.34% due 08/22/24◊	1,000,000	1,000,000
5.35% (SOFR + 0.01%, Rate Floor: 0.00%) due 08/26/24◊	1,000,000	999,976
5.34% due 08/08/24◊	1,000,000	999,964
1.53% due 10/03/24	1,000,000	990,214
Fannie Mae
1.75% due 07/02/24	1,681,000	1,680,831
1.63% due 10/15/24	1,321,000	1,306,896
Federal Farm Credit Bank
5.13% due 05/22/25	1,300,000	1,299,324
5.38% due 09/09/24	905,000	904,832
5.48% (SOFR + 0.14%, Rate Floor: 0.00%) due 09/05/24◊	200,000	200,030
5.43% (SOFR + 0.09%, Rate Floor: 0.00%) due 09/16/24◊	200,000	200,017
Total Federal Agency Notes
(Cost $13,182,140)		13,182,140

U.S. GOVERNMENT SECURITIES†† - 13.2%
United States Treasury Floating Rate Note
5.34% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 07/31/24◊	3,500,000	3,499,930
5.45% (3 Month U.S. Treasury Bill Rate + 0.14%, Rate Floor: 0.00%) due 10/31/24◊	2,000,000	1,999,766
Total U.S. Government Securities
(Cost $5,499,696)		5,499,696

FEDERAL AGENCY DISCOUNT NOTES†† - 12.7%
Federal Home Loan Bank
5.26% due 07/31/24[1]	1,600,000	1,592,987
5.26% due 08/02/24[1]	1,400,000	1,393,454
Farmer Mac
5.09% due 07/17/24[1]	2,300,000	2,294,613
Total Federal Agency Discount Notes
(Cost $5,281,054)		5,281,054

U.S. TREASURY BILLS†† - 10.8%
U.S. Treasury Bills
4.77% due 07/09/24[1]	2,500,000	2,497,069
5.03% due 07/25/24[1]	2,000,000	1,992,972
Total U.S. Treasury Bills
(Cost $4,490,041)		4,490,041

REPURCHASE AGREEMENTS††,2 - 31.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	7,359,851	7,359,851
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	5,802,377	5,802,377
Total Repurchase Agreements
(Cost $13,162,228)		13,162,228

Total Investments - 99.9%
(Cost $41,615,159)		$41,615,159
Other Assets & Liabilities, net - 0.1%		29,312
Total Net Assets - 100.0%		$41,644,471

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

120 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$13,182,140	$—	$13,182,140
U.S. Government Securities	—	5,499,696	—	5,499,696
Federal Agency Discount Notes	—	5,281,054	—	5,281,054
U.S. Treasury Bills	—	4,490,041	—	4,490,041
Repurchase Agreements	—	13,162,228	—	13,162,228
Total Assets	$—	$41,615,159	$—	$41,615,159

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 121

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $28,452,931)	$28,452,931
Repurchase agreements, at value (cost $13,162,228)	13,162,228
Receivables:
Interest	144,643
Fund shares sold	2,623
Total assets	41,762,425

Liabilities:
Payable for:
Professional fees	37,611
Management fees	15,716
Transfer agent fees	14,891
Printing fees	9,761
Investor service fees	7,858
Fund shares redeemed	5,622
Portfolio accounting and administration fees	4,872
Trustees’ fees*	351
Miscellaneous	21,272
Total liabilities	117,954
Net assets	$41,644,471

Net assets consist of:
Paid in capital	$41,634,054
Total distributable earnings (loss)	10,417
Net assets	$41,644,471
Capital shares outstanding	41,621,417
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Interest	$1,067,815
Total investment income	1,067,815

Expenses:
Management fees	98,649
Investor service fees	49,325
Transfer agent fees	54,291
Professional fees	31,070
Portfolio accounting and administration fees	30,581
Trustees’ fees*	2,855
Custodian fees	2,584
Miscellaneous	8,890
Total expenses	278,245
Net investment income	789,570

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	41
Net realized gain	41
Net increase in net assets resulting from operations	$789,611

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

122 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$789,570	$2,054,530
Net realized gain on investments	41	10,376
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	789,611	2,064,906

Distributions to shareholders	(789,570)	(2,055,214)

Capital share transactions:
Proceeds from sale of shares	14,644,088	63,584,054
Distributions reinvested	789,570	2,055,214
Cost of shares redeemed	(14,414,729)	(112,425,885)
Net increase (decrease) from capital share transactions	1,018,929	(46,786,617)
Net increase (decrease) in net assets	1,018,970	(46,776,925)

Net assets:
Beginning of period	40,625,501	87,402,426
End of period	$41,644,471	$40,625,501

Capital share activity:
Shares sold	14,648,593	63,593,369
Shares issued from reinvestment of distributions	785,065	2,045,900
Shares redeemed	(14,414,729)	(112,425,887)
Net increase (decrease) in shares	1,018,929	(46,786,618)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 123

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.04	.01	— [c]	— [c]	.01
Net gain (loss) on investments (realized and unrealized)	—	—	—	— [c]	— [c]	—
Total from investment operations	.02	.04	.01	—	—	.01
Less distributions from:
Net investment income	(.02)	(.04)	(.01)	(—)[c]	(—)[c]	(.01)
Net realized gains	—	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Total distributions	(.02)	(.04)	(.01)	(—)[c]	(—)[c]	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[d]	2.00%	3.71%	0.73%	0.00%[d]	0.07%	0.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,644	$40,626	$87,402	$53,732	$54,657	$49,233
Ratios to average net assets:
Net investment income (loss)	4.00%	3.59%	0.70%	— [f]	0.05%	0.88%
Total expenses	1.41%	1.45%	1.39%	1.29%	1.42%	1.42%
Net expenses[e]	1.41%	1.45%	0.91%	0.08%	0.41%	1.42%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Less than 0.01%.

124 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2024, the Trust consisted of forty-nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Nova Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
U.S. Government Money Market Fund	Diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (“Security Investors” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

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If a pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business on the valuation date.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Dividends from net investment income are declared daily for the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at June 30, 2024.

(j) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments, as applicable. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$10,117,923	$—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	123,617
NASDAQ-100® Fund	Index exposure, Liquidity	9,983,122	—
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	4,878,315	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	35,018,003	—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	538,893	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	952,641	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	591,855	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	33,421
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,614,264	—
Inverse Dow 2x Strategy Fund	Index exposure, Liquidity	—	96,892
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	3,048,375	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	895,984
High Yield Strategy Fund	Duration, Index exposure, Liquidity	5,527,595	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$17,429,324	$—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	1,184,170
NASDAQ-100® Fund	Index exposure, Liquidity	15,143,228	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	1,089,915
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	31,828,477	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	102,482,549	—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,419,844	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	130,393
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	10,080,472	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,441,315	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	713,003
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	10,585,283	—
Inverse Dow 2x Strategy Fund	Index exposure, Liquidity	—	1,701,343
High Yield Strategy Fund	Duration, Index exposure, Liquidity	52,872	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$5,152,667	$—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit/equity swap agreements	Unamortized upfront premiums paid on credit default swap agreements	Unrealized depreciation on OTC swap agreements
Unrealized appreciation on OTC swap agreements
Variation margin on credit default swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2024:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at June 30, 2024
Nova Fund	$39,401	$23,118	$—	$—	$62,519
Inverse S&P 500® Strategy Fund	—	318	—	—	318
NASDAQ-100® Fund	—	121,408	—	—	121,408
Inverse NASDAQ-100® Strategy Fund	—	207	—	—	207
S&P 500® 2x Strategy Fund	12,442	61,039	—	—	73,481
NASDAQ-100® 2x Strategy Fund	—	1,253,003	—	—	1,253,003
Mid-Cap 1.5x Strategy Fund	5,957	621	—	—	6,578
Inverse Mid-Cap Strategy Fund	—	521	—	—	521
Russell 2000® 2x Strategy Fund	18,552	74,783	—	—	93,335
Russell 2000® 1.5x Strategy Fund	11,131	19,668	—	—	30,799
Dow 2x Strategy Fund	21,358	622	—	—	21,980
Inverse Dow 2x Strategy Fund	—	6,990	—	—	6,990
High Yield Strategy Fund	—	—	16,698	—	16,698

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk*	Total Value at June 30, 2024
Nova Fund	$—	$3,778	$—	$—	$3,778
Inverse S&P 500® Strategy Fund	—	2,139	—	—	2,139
NASDAQ-100® Fund	7,452	1,418	—	—	8,870
Inverse NASDAQ-100® Strategy Fund	—	5,740	—	—	5,740
S&P 500® 2x Strategy Fund	—	7,508	—	—	7,508
NASDAQ-100® 2x Strategy Fund	11,855	23,414	—	—	35,269
Mid-Cap 1.5x Strategy Fund	—	12,101	—	—	12,101
Inverse Mid-Cap Strategy Fund	—	90	—	—	90
Inverse Russell 2000® Strategy Fund	—	6,656	—	—	6,656
Dow 2x Strategy Fund	—	17,705	—	—	17,705
Inverse Dow 2x Strategy Fund	2,377	149	—	—	2,526
Government Long Bond 1.2x Strategy Fund	—	—	25,196	—	25,196
Inverse Government Long Bond Strategy Fund	—	—	3,225	—	3,225
High Yield Strategy Fund	—	—	—	11,986	11,986

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/interest rate futures contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts
Credit/equity swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended June 30, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$1,049,018	$2,149,309	$—	$—	$3,198,327
Inverse S&P 500® Strategy Fund	(33,023)	(132,292)	—	—	(165,315)
NASDAQ-100® Fund	1,537,361	2,419,669	—	—	3,957,030
Inverse NASDAQ-100® Strategy Fund	(3,902)	(138,077)	—	—	(141,979)
S&P 500® 2x Strategy Fund	322,433	4,372,580	—	—	4,695,013
NASDAQ-100® 2x Strategy Fund	6,293,669	12,036,585	—	—	18,330,254
Mid-Cap 1.5x Strategy Fund	22,376	132,800	—	—	155,176
Inverse Mid-Cap Strategy Fund	—	(9,903)	—	—	(9,903)
Russell 2000® 2x Strategy Fund	50,161	(1,169,233)	—	—	(1,119,072)
Russell 2000® 1.5x Strategy Fund	25,471	(96,604)	—	—	(71,133)
Inverse Russell 2000® Strategy Fund	(1,572)	(12,104)	—	—	(13,676)
Dow 2x Strategy Fund	63,188	442,465	—	—	505,653
Inverse Dow 2x Strategy Fund	7,761	(239,182)	—	—	(231,421)
Government Long Bond 1.2x Strategy Fund	—	—	(388,765)	—	(388,765)
Inverse Government Long Bond Strategy Fund	—	—	34,193	—	34,193
High Yield Strategy Fund	—	—	(124,441)	422,768	298,327

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$25,294	$(233,831)	$—	$—	$(208,537)
Inverse S&P 500® Strategy Fund	14,108	3,118	—	—	17,226
NASDAQ-100® Fund	(269,686)	28,140	—	—	(241,546)
Inverse NASDAQ-100® Strategy Fund	—	(344)	—	—	(344)
S&P 500® 2x Strategy Fund	12,463	(347,543)	—	—	(335,080)
NASDAQ-100® 2x Strategy Fund	(209,148)	114,400	—	—	(94,748)
Mid-Cap 1.5x Strategy Fund	5,957	(53,967)	—	—	(48,010)
Inverse Mid-Cap Strategy Fund	—	1,421	—	—	1,421
Russell 2000® 2x Strategy Fund	15,081	(159,379)	—	—	(144,298)
Russell 2000® 1.5x Strategy Fund	(7,374)	(31,984)	—	—	(39,358)
Inverse Russell 2000® Strategy Fund	—	55	—	—	55
Dow 2x Strategy Fund	21,305	(121,043)	—	—	(99,738)
Inverse Dow 2x Strategy Fund	(2,377)	24,585	—	—	22,208
Government Long Bond 1.2x Strategy Fund	—	—	(298,971)	—	(298,971)
Inverse Government Long Bond Strategy Fund	—	—	24,104	—	24,104
High Yield Strategy Fund	—	—	(144,163)	(308,660)	(452,823)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

132 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Nova Fund	Swap equity agreements	$23,118	$—	23,118	$—	$(13,461)	$9,657
Inverse S&P 500® Strategy Fund	Swap equity agreements	318	—	318	—	—	318
NASDAQ-100® Fund	Swap equity agreements	121,408	—	121,408	—	(91,958)	29,450
Inverse NASDAQ-100® Strategy Fund	Swap equity agreements	207	—	207	—	—	207
S&P 500® 2x Strategy Fund	Swap equity agreements	61,039	—	61,039	—	(38,677)	22,362
NASDAQ-100® 2x Strategy Fund	Swap equity agreements	1,253,003	—	1,253,003	—	(1,130,140)	122,863
Mid-Cap 1.5x Strategy Fund	Swap equity agreements	621	—	621	—	—	621
Inverse Mid-Cap Strategy Fund	Swap equity agreements	521	—	521	—	—	521
Russell 2000® 2x Strategy Fund	Swap equity agreements	74,783	—	74,783	—	—	74,783
Russell 2000® 1.5x Strategy Fund	Swap equity agreements	19,668	—	19,668	—	—	19,668
Dow 2x Strategy Fund	Swap equity agreements	622	—	622	—	—	622
Inverse Dow 2x Strategy Fund	Swap equity agreements	6,990	—	6,990	—	—	6,990

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Nova Fund	Swap equity agreements	$3,778	$—	$3,778	$(3,778)	$—	$—
Inverse S&P 500® Strategy Fund	Swap equity agreements	2,139	—	2,139	(839)	(1,300)	—
NASDAQ-100® Fund	Swap equity agreements	1,418	—	1,418	(1,418)	—	—
Inverse NASDAQ-100® Strategy Fund	Swap equity agreements	5,740	—	5,740	(2,176)	(3,564)	—
S&P 500® 2x Strategy Fund	Swap equity agreements	7,508	—	7,508	(7,508)	—	—
NASDAQ-100® 2x Strategy Fund	Swap equity agreements	23,414	—	23,414	(23,414)	—	—
Mid-Cap 1.5x Strategy Fund	Swap equity agreements	12,101	—	12,101	(7,005)	(5,096)	—
Inverse Mid-Cap Strategy Fund	Swap equity agreements	90	—	90	(90)	—	—
Inverse Russell 2000® Strategy Fund	Swap equity agreements	6,656	—	6,656	(5,144)	(1,512)	—
Dow 2x Strategy Fund	Swap equity agreements	17,705	—	17,705	—	(17,705)	—
Inverse Dow 2x Strategy Fund	Swap equity agreements	149	—	149	(149)	—	—
High Yield Strategy Fund	Swap equity agreements	191	—	191	—	(168)	23

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Nova Fund	Goldman Sachs International	Total return swap agreements	$—	$40,000
Inverse S&P 500® Strategy Fund	Barclays Bank plc	Total return swap agreements	28,404	—
NASDAQ-100® Fund	Barclays Bank plc	Futures contracts	—	270,000
	Goldman Sachs International	Futures contracts	35,747	—
	Goldman Sachs International	Total return swap agreements	—	140,000
			35,747	410,000
Inverse NASDAQ-100® Strategy Fund	Barclays Bank plc	Total return swap agreements	37,000	—
S&P 500® 2x Strategy Fund	Barclays Bank plc	Futures contracts	—	40,000
	Goldman Sachs International	Total return swap agreements	—	70,000
			—	110,000
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Futures contracts	—	140,000
	Barclays Bank plc	Total return swap agreements	228,743	—
	BNP Paribas	Total return swap agreements	—	60,000
	Goldman Sachs International	Total return swap agreements	—	1,790,000
			228,743	1,990,000
Mid-Cap 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	18,764	—
	Goldman Sachs International	Futures contracts	398	—
			19,162	—
Inverse Mid-Cap Strategy Fund	Barclays Bank plc	Total return swap agreements	10,000	—
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	11,959	—
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	31,000	—
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	34,499	—

134 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Inverse Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$70,624	$—
	Goldman Sachs International	Futures contracts	453	—
			71,077	—
Government Long Bond 1.2x Strategy Fund	Goldman Sachs International	Futures contracts	99,047	—
Inverse Government Long Bond Strategy Fund	Goldman Sachs International	Futures contracts	4,652	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	110,104	—
	BNP Paribas	Total return swap agreements	12,312	—
			122,416	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2024, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Nova Fund	$2,491
Inverse S&P 500® Strategy Fund	265
NASDAQ-100® Fund	11,192
Inverse NASDAQ-100® Strategy Fund	231
Mid-Cap 1.5x Strategy Fund	196
Inverse Mid-Cap Strategy Fund	30
Russell 2000® 1.5x Strategy Fund	468
Inverse Russell 2000® Strategy Fund	83
Government Long Bond 1.2x Strategy Fund	431
Inverse Government Long Bond Strategy Fund	572
High Yield Strategy Fund	705

136 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Effective June 1, 2021, GI has contractually agreed to waive and/or reimburse expenses for the Inverse S&P 500® Strategy Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Inverse Government Long Bond Strategy Fund, in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Funds of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for Nova Fund, Inverse S&P 500® Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund and High Yield Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This arrangement took effect on August 1, 2023 and the end of the initial term was August 1, 2024. This agreement automatically renews for one-year terms, unless GI provides written notice to the Funds of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

At June 30, 2024, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
High Yield Strategy Fund	31%

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
5.32%			0.25% - 1.25%
Due 07/01/24	$43,706,715	$43,726,092	Due 05/31/25 - 12/31/26	$48,026,100	$44,579,381

			U.S. Treasury Strip
			0.00%
			Due 11/15/26	1,630	1,468
				48,027,730	44,580,849

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
5.30%			0.13%
Due 07/01/24	34,457,607	34,472,826	Due 02/15/51	33,963,856	20,155,050

			U.S. Treasury Strips
			0.00%
			Due 02/15/44 - 08/15/48	44,528,500	14,991,724
				78,492,356	35,146,774

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

138 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2024, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
NASDAQ-100® Fund	$267,432	$(267,432)	$—	$275,694	$—	$275,694
NASDAQ-100® 2x Strategy Fund	267,086	(267,086)	—	275,347	—	275,347
Mid-Cap 1.5x Strategy Fund	8,622	(8,622)	—	8,917	—	8,917
Russell 2000® 2x Strategy Fund	124,758	(124,758)	—	127,087	—	127,087
Russell 2000® 1.5x Strategy Fund	297,443	(297,443)	—	303,305	—	303,305
High Yield Strategy Fund	87,954	(87,954)	—	90,035	—	90,035

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Nova Fund	$35,142,443	$7,158,118	$(122,048)	$7,036,070
Inverse S&P 500® Strategy Fund	1,583,492	667	(3,415)	(2,748)
NASDAQ-100® Fund	81,980,521	54,033,024	(362,586)	53,670,438
Inverse NASDAQ-100® Strategy Fund	967,936	168	(7,452)	(7,284)
S&P 500® 2x Strategy Fund	22,663,657	5,337,332	(81,409)	5,255,923
NASDAQ-100® 2x Strategy Fund	120,190,417	17,002,242	(266,606)	16,735,636
Mid-Cap 1.5x Strategy Fund	3,431,180	759,831	(144,254)	615,577
Inverse Mid-Cap Strategy Fund	127,402	777	(90)	687
Russell 2000® 2x Strategy Fund	4,616,514	93,337	(30,101)	63,236
Russell 2000® 1.5x Strategy Fund	3,599,015	187,952	(336,738)	(148,786)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Inverse Russell 2000® Strategy Fund	$874,726	$992	$(6,658)	$(5,666)
Dow 2x Strategy Fund	5,855,386	1,678,310	(31,014)	1,647,296
Inverse Dow 2x Strategy Fund	923,410	6,990	(2,527)	4,463
Government Long Bond 1.2x Strategy Fund	5,209,815	4,634	(25,196)	(20,562)
Inverse Government Long Bond Strategy Fund	3,011,239	—	(46,681)	(46,681)
High Yield Strategy Fund	7,566,099	26,076	(44,181)	(18,105)
U.S. Government Money Market Fund	41,615,159	—	—	—

Note 9 – Securities Transactions

For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$47,771,547	$47,714,578
Inverse S&P 500® Strategy Fund	—	—
NASDAQ-100® Fund	67,055,162	67,147,751
Inverse NASDAQ-100® Strategy Fund	—	—
S&P 500® 2x Strategy Fund	18,486,666	29,949,270
NASDAQ-100® 2x Strategy Fund	253,420,144	255,752,349
Mid-Cap 1.5x Strategy Fund	919,604	983,807
Inverse Mid-Cap Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	—	—
Russell 2000® 1.5x Strategy Fund	156,659	604,237
Inverse Russell 2000® Strategy Fund	—	—
Dow 2x Strategy Fund	24,588,354	34,163,306
Inverse Dow 2x Strategy Fund	—	—
Government Long Bond 1.2x Strategy Fund	—	400,000
Inverse Government Long Bond Strategy Fund	—	—
High Yield Strategy Fund	—	—
U.S. Government Money Market Fund	—	—

For the period ended June 30, 2024, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$48,360,031	$49,112,375
Inverse Government Long Bond Strategy Fund	10,919,609	12,467,328

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

140 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2024, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Nova Fund	$15,650,820	$12,711,442	$41,855
NASDAQ-100® Fund	55,045,643	50,246,853	390,468
S&P 500® 2x Strategy Fund	18,288,741	18,735,279	405,487
NASDAQ-100® 2x Strategy Fund	135,179,034	99,502,435	4,682,268
Mid-Cap 1.5x Strategy Fund	240,265	746,027	88,644
Russell 2000® 1.5x Strategy Fund	—	443,083	894
Dow 2x Strategy Fund	1,830,431	8,504,015	121,841

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 3, 2024, the line of credit agreement was renewed and expires on November 18, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.50% for the period ended June 30, 2024. The Funds did not have any borrowings outstanding under this agreement at June 30, 2024.

The average daily balances borrowed for the period ended June 30, 2024, were as follows:

Fund	Average Daily Balance
NASDAQ-100® 2x Strategy Fund	$1,817
Mid-Cap 1.5x Strategy Fund	298
Inverse Mid-Cap Strategy Fund	5
Dow 2x Strategy Fund	167
Government Long Bond 1.2x Strategy Fund	2,025

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

A Brief Note on The Compounding of Returns

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

142 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

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Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

144 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

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Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

146 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Report of the Rydex Variable Trust Board of Trustees

As discussed further below, the Board, including the Independent Trustees, approved the renewal of the investment management agreement between the Trust, on behalf of each Fund listed below, and Security Investors (the “Advisory Agreement”) at a meeting held on May 20-21, 2024.

Tradable Funds*** (Including Sector Funds)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse Mid-Cap Strategy Fund
●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 Strategy Fund
●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund*	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	S&P 500 2x Strategy Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.”
***	Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors,

[1]

Security Investors also serves as investment adviser to each of the Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC, and Rydex Variable Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund, respectively, that are organized as exempted companies under the laws of the Cayman Islands and used by the Funds to obtain exposure to commodities. Pursuant to separate investment management agreements between Security Investors and each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), each Subsidiary pays Security Investors an advisory fee at the same rate that its respective Fund pays Security Investors under the Advisory Agreement between the Trust, on behalf of the Funds, and Security Investors. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Subsidiary Advisory Agreements. In addition, Security Investors has entered into a separate waiver agreement, with respect to each applicable Fund, pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each Fund for so long as the Fund invests in its respective Subsidiary, and may be terminated only with the approval of the Board.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 16, 2024 (the “April Meeting”) and May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

As a part of its analysis, the Committee considered that Guggenheim had engaged in a strategic review of the Guggenheim fund line-up beginning in 2023, which resulted in a recommendation to the Board in 2024 for the Long Short Equity Fund to be liquidated and terminated (the “Proposed Liquidation”). The Committee noted that the Board was engaged in an extensive due diligence process to evaluate the Proposed Liquidation, which was ongoing at the time of the May Board Meeting (defined below), at which meeting the Advisory Agreement was being considered for renewal. The Committee considered the potential timing of the Proposed Liquidation and that the continuation of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board and by shareholders, and would provide for the operation of the Fund to continue in the event the Board or shareholders do not approve the Proposed Liquidation.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered Guggenheim’s discussions with the Committee and the Board regarding the Proposed Liquidation, including at the April Meeting and the May Meetings. In this regard, the Committee considered Guggenheim’s representation that it continues to manage the Long Short Equity Fund in the best interest of the Fund and its shareholders and will continue to do so for so long as it serves as investment adviser to the Fund, including until the Proposed Liquidation, if approved by the Board and by shareholders, is completed. In addition, the Committee considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2023, 2022 and 2021. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2023 and 2022, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee also considered management’s representations at the April Meeting that there continued to be a high level of trading activity in the Tradable Funds and that the Tradable Funds continued to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2023, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2024. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund slightly underperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2023, and that its performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year time periods.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. With respect to Multi-Hedge Strategies Fund, the Committee considered that the performance universe is limited in size and is comprised of only one other fund. The Committee observed that the returns of each Alternative Fund ranked in the first quartile of its performance universe for each of the five-year and three-year periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to the Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee of 0.90% of its average daily net assets was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted the continuation through August 1, 2025 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each such Fund by 0.05% of its average daily net assets.3 For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee also considered that each Fund’s net effective management fee was generally competitive. The Committee noted that for Funds with a higher total net expense ratio as compared to the peer fund, the higher total net expense ratio was driven primarily by the higher other operating expenses of each such Fund.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

[3]

Inverse Government Long Bond Strategy Fund, Inverse Dow 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, NASDAQ-100 2x Strategy Fund, Europe 1.25x Strategy Fund, Russell 2000 2x Strategy Fund, Dow 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500 2x Strategy Fund and Mid Cap 1.5x Strategy Fund.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee was lower than that of the comparable peer fund and the Fund’s net effective management fee and total net expense ratio were higher than those of the comparable peer fund.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered management’s agreement, as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of the Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2024, with an initial term ending August 1, 2025, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. The Committee also considered the continuation, through August 1, 2025, of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. As stated above, the Committee also noted the continuation, through August 1, 2025, of management’s separate agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for Multi-Hedge Strategies Fund each rank in the first quartile of the Fund’s peer group. In addition, the Committee made the following observations:

Global Managed Futures Strategy Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peer. The Committee considered that the peer group is limited in size and is comprised of only one other fund.

Long Short Equity Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peers. The Committee considered that the peer group is limited in size and is comprised of only two other funds. The Committee also considered the small size of the Fund and that it was proposed for liquidation.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2023, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2022 and December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

152 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2023 was attributable to decreased product and distribution related costs driven by lower average assets under management (which also resulted in decreased revenue from the funds in the Guggenheim fund complex), decreased expense waivers and reimbursements, and decreased expenses associated with non-recurring items.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement. As a part of its considerations, the Board noted its ongoing evaluation of the Proposed Liquidation for the Long Short Equity Fund and determined that the renewal of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board and by shareholders, and would provide for the operation of the Fund to continue in the event the Board or shareholders do not approve the Proposed Liquidation. (Following the May Board Meeting, the Board approved the Proposed Liquidation, subject to shareholder approval, at a reconvening of the May Board Meeting held by videoconference on May 24, 2024.)

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 153

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6.30.2024

Rydex Variable Trust Funds Semi-Annual Financial Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund
International Equity Funds
Europe 1.25x Strategy Fund
Japan 2x Strategy Fund
Specialty Funds
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

GuggenheimInvestments.com	RVATB2-SEMI-2-0624x1224

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Financial Report)
S&P 500® PURE GROWTH FUND	2
S&P 500® PURE VALUE FUND	7
S&P MIDCAP 400® PURE GROWTH FUND	12
S&P MIDCAP 400® PURE VALUE FUND	17
S&P SMALLCAP 600® PURE GROWTH FUND	22
S&P SMALLCAP 600® PURE VALUE FUND	28
EUROPE 1.25x STRATEGY FUND	34
JAPAN 2x STRATEGY FUND	40
STRENGTHENING DOLLAR 2x STRATEGY FUND	45
WEAKENING DOLLAR 2x STRATEGY FUND	50
NOTES TO FINANCIAL STATEMENTS	55
OTHER INFORMATION	68
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	70
Item 9: Proxy Disclosures for Open-End Management Investment Companies	71
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies	72
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	73

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Technology - 35.7%
NVIDIA Corp.	11,437	$1,412,927
Monolithic Power Systems, Inc.	923	758,411
Crowdstrike Holdings, Inc. — Class A*	1,952	747,987
KLA Corp.	850	700,833
Super Micro Computer, Inc.*	691	566,171
Advanced Micro Devices, Inc.*	3,488	565,788
Applied Materials, Inc.	2,340	552,217
ServiceNow, Inc.*	625	491,669
Broadcom, Inc.	289	463,998
Lam Research Corp.	428	455,756
Intuit, Inc.	627	412,071
Cadence Design Systems, Inc.*	1,180	363,145
Oracle Corp.	2,488	351,305
Microsoft Corp.	770	344,151
Synopsys, Inc.*	515	306,456
Fortinet, Inc.*	4,966	299,301
Fair Isaac Corp.*	201	299,221
Adobe, Inc.*	524	291,103
Tyler Technologies, Inc.*	576	289,601
Salesforce, Inc.	1,079	277,411
Apple, Inc.	1,005	211,673
Gartner, Inc.*	465	208,813
Total Technology		10,370,008

Consumer, Cyclical - 22.9%
Royal Caribbean Cruises Ltd.*	4,987	795,078
PulteGroup, Inc.	4,936	543,454
Deckers Outdoor Corp.*	558	540,116
Marriott International, Inc. — Class A	2,167	523,916
Hilton Worldwide Holdings, Inc.	2,359	514,734
Live Nation Entertainment, Inc.*	5,333	499,915
Chipotle Mexican Grill, Inc. — Class A*	7,600	476,140
DR Horton, Inc.	3,276	461,687
Copart, Inc.*	7,858	425,589
NVR, Inc.*	47	356,662
Tesla, Inc.*	1,798	355,788
Norwegian Cruise Line Holdings Ltd.*	17,914	336,604
Wynn Resorts Ltd.	3,221	288,279
Ross Stores, Inc.	1,946	282,793
Lululemon Athletica, Inc.*	831	248,219
Total Consumer, Cyclical		6,648,974

Communications - 17.6%
Arista Networks, Inc.*	2,447	857,625
Booking Holdings, Inc.	167	661,570
Uber Technologies, Inc.*	9,098	661,243
Meta Platforms, Inc. — Class A	1,198	604,056
Palo Alto Networks, Inc.*	1,518	514,617
Amazon.com, Inc.*	2,034	393,070
Expedia Group, Inc.*	2,716	342,189
Netflix, Inc.*	502	338,790
Alphabet, Inc. — Class A	1,610	293,261
Alphabet, Inc. — Class C	1,357	248,901
GoDaddy, Inc. — Class A*	1,417	197,969
Total Communications		5,113,291

Energy - 6.1%
Targa Resources Corp.	4,849	624,454
Diamondback Energy, Inc.	2,423	485,060
APA Corp.	11,656	343,153
Hess Corp.	2,121	312,890
Total Energy		1,765,557

Industrial - 5.7%
Builders FirstSource, Inc.*	3,221	445,819
Axon Enterprise, Inc.*	1,280	376,627
Fortive Corp.	4,459	330,412
TransDigm Group, Inc.	207	264,465
Old Dominion Freight Line, Inc.	1,389	245,297
Total Industrial		1,662,620

Consumer, Non-cyclical - 4.5%
United Rentals, Inc.	695	449,477
Eli Lilly & Co.	396	358,530
Corpay, Inc.*	1,028	273,870
West Pharmaceutical Services, Inc.	730	240,455
Total Consumer, Non-cyclical		1,322,332

Financial - 3.9%
KKR & Company, Inc. — Class A	5,861	616,812
Arch Capital Group Ltd.*	4,998	504,248
Total Financial		1,121,060

Basic Materials - 1.6%
Celanese Corp. — Class A	3,377	455,524

Utilities - 1.5%
Vistra Corp.	5,266	452,771

Total Common Stocks
(Cost $23,097,468)		28,912,137

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$122,845	122,845
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	96,848	96,848
Total Repurchase Agreements
(Cost $219,693)		219,693

Total Investments - 100.3%
(Cost $23,317,161)		$29,131,830
Other Assets & Liabilities, net - (0.3)%		(83,956)
Total Net Assets - 100.0%		$29,047,874

2 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
S&P 500® PURE GROWTH FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,912,137	$—	$—	$28,912,137
Repurchase Agreements	—	219,693	—	219,693
Total Assets	$28,912,137	$219,693	$—	$29,131,830

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $23,097,468)	$28,912,137
Repurchase agreements, at value (cost $219,693)	219,693
Receivables:
Dividends	2,857
Interest	97
Total assets	29,134,784

Liabilities:
Payable for:
Professional fees	18,363
Management fees	14,996
Fund shares redeemed	12,261
Printing fees	11,670
Transfer agent fees	9,573
Investor service fees	4,999
Portfolio accounting and administration fees	2,099
Trustees’ fees*	212
Miscellaneous	12,737
Total liabilities	86,910
Net assets	$29,047,874

Net assets consist of:
Paid in capital	$23,469,719
Total distributable earnings (loss)	5,578,155
Net assets	$29,047,874
Capital shares outstanding	570,856
Net asset value per share	$50.88

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$72,303
Interest	4,957
Total investment income	77,260

Expenses:
Management fees	96,510
Investor service fees	32,170
Transfer agent fees	33,666
Portfolio accounting and administration fees	19,945
Professional fees	17,389
Custodian fees	1,656
Trustees’ fees*	1,518
Miscellaneous	11,239
Total expenses	214,093
Less:
Expenses reimbursed by Adviser	(6,434)
Net expenses	207,659
Net investment loss	(130,399)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(18,088)
Net realized loss	(18,088)
Net change in unrealized appreciation (depreciation) on:
Investments	3,574,915
Net change in unrealized appreciation (depreciation)	3,574,915
Net realized and unrealized gain	3,556,827
Net increase in net assets resulting from operations	$3,426,428

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

4 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(130,399)	$15,097
Net realized gain (loss) on investments	(18,088)	719,577
Net change in unrealized appreciation (depreciation) on investments	3,574,915	334,743
Net increase in net assets resulting from operations	3,426,428	1,069,417

Capital share transactions:
Proceeds from sale of shares	36,348,589	32,175,733
Cost of shares redeemed	(33,171,934)	(34,207,558)
Net increase (decrease) from capital share transactions	3,176,655	(2,031,825)
Net increase (decrease) in net assets	6,603,083	(962,408)

Net assets:
Beginning of period	22,444,791	23,407,199
End of period	$29,047,874	$22,444,791

Capital share activity:
Shares sold	750,099	767,091
Shares redeemed	(686,006)	(822,996)
Net increase (decrease) in shares	64,093	(55,905)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$44.29	$41.60	$70.09	$55.17	$54.49	$43.97
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	.03	(.27)	(.84)	(.48)	(.22)
Net gain (loss) on investments (realized and unrealized)	6.83	2.66	(19.18)	16.03	13.22	11.87
Total from investment operations	6.59	2.69	(19.45)	15.19	12.74	11.65
Less distributions from:
Net realized gains	—	—	(9.04)	(.27)	(12.06)	(1.13)
Total distributions	—	—	(9.04)	(.27)	(12.06)	(1.13)
Net asset value, end of period	$50.88	$44.29	$41.60	$70.09	$55.17	$54.49

Total Return[c]	14.88%	6.47%	(28.35%)	27.59%	27.32%	26.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,048	$22,445	$23,407	$52,617	$35,292	$42,057
Ratios to average net assets:
Net investment income (loss)	(1.01%)	0.06%	(0.53%)	(1.34%)	(0.94%)	(0.42%)
Total expenses	1.66%	1.71%	1.67%	1.60%	1.73%	1.72%
Net expenses[d]	1.61%	1.69%	1.67%	1.60%	1.73%	1.72%
Portfolio turnover rate	118%	182%	139%	155%	159%	190%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

6 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Financial - 31.3%
Berkshire Hathaway, Inc. — Class B*	1,725	$701,730
Citigroup, Inc.	6,921	439,207
Citizens Financial Group, Inc.	9,896	356,553
Invesco Ltd.	22,348	334,326
Truist Financial Corp.	6,426	249,650
Capital One Financial Corp.	1,782	246,718
Synchrony Financial	4,978	234,912
Prudential Financial, Inc.	1,802	211,176
Bank of America Corp.	5,196	206,645
Wells Fargo & Co.	3,436	204,064
M&T Bank Corp.	1,339	202,671
Loews Corp.	2,689	200,976
American International Group, Inc.	2,631	195,325
Bank of New York Mellon Corp.	2,934	175,717
Huntington Bancshares, Inc.	12,345	162,707
Regions Financial Corp.	7,845	157,214
State Street Corp.	2,063	152,662
KeyCorp	10,629	151,038
Goldman Sachs Group, Inc.	313	141,576
Hartford Financial Services Group, Inc.	1,377	138,444
Franklin Resources, Inc.	6,071	135,687
MetLife, Inc.	1,806	126,763
Fifth Third Bancorp	3,156	115,163
Everest Group Ltd.	290	110,496
PNC Financial Services Group, Inc.	710	110,391
Assurant, Inc.	663	110,224
Cincinnati Financial Corp.	892	105,345
Allstate Corp.	630	100,586
Alexandria Real Estate Equities, Inc. REIT	854	99,892
Principal Financial Group, Inc.	1,247	97,827
U.S. Bancorp	2,403	95,399
Travelers Companies, Inc.	462	93,943
Total Financial		6,165,027

Consumer, Non-cyclical - 24.2%
Tyson Foods, Inc. — Class A	7,556	431,750
Viatris, Inc.	39,541	420,321
Bunge Global S.A.	3,709	396,010
Kroger Co.	6,976	348,312
CVS Health Corp.	5,722	337,941
Centene Corp.*	4,807	318,704
McKesson Corp.	529	308,957
Cigna Group	837	276,687
Cencora, Inc. — Class A	1,210	272,613
Universal Health Services, Inc. — Class B	1,209	223,580
Cardinal Health, Inc.	2,225	218,762
Archer-Daniels-Midland Co.	3,485	210,668
Kraft Heinz Co.	5,436	175,148
Molson Coors Beverage Co. — Class B	2,862	145,476
Elevance Health, Inc.	216	117,042
Conagra Brands, Inc.	3,811	108,309
Corteva, Inc.	1,919	103,511
Sysco Corp.	1,383	98,732
Henry Schein, Inc.*	1,406	90,125
Bio-Rad Laboratories, Inc. — Class A*	312	85,210
Humana, Inc.	200	74,730
Total Consumer, Non-cyclical		4,762,588

Consumer, Cyclical - 17.9%
General Motors Co.	18,470	858,116
Ford Motor Co.	44,340	556,024
United Airlines Holdings, Inc.*	9,560	465,189
CarMax, Inc.*	4,200	308,028
BorgWarner, Inc.	7,623	245,765
Walgreens Boots Alliance, Inc.	19,796	239,433
Best Buy Company, Inc.	2,795	235,591
American Airlines Group, Inc.*	19,030	215,610
Southwest Airlines Co.	7,167	205,048
Target Corp.	737	109,105
LKQ Corp.	2,078	86,424
Total Consumer, Cyclical		3,524,333

Communications - 5.8%
Paramount Global — Class B	35,264	366,393
Warner Bros Discovery, Inc.*	31,978	237,916
AT&T, Inc.	8,655	165,397
Verizon Communications, Inc.	2,915	120,214
Fox Corp. — Class A	2,820	96,924
News Corp. — Class A	3,118	85,963
Fox Corp. — Class B	1,508	48,286
News Corp. — Class B	935	26,545
Total Communications		1,147,638

Energy - 5.4%
Valero Energy Corp.	2,721	426,544
Phillips 66	2,324	328,079
Equities Corp.	3,025	111,864
Kinder Morgan, Inc.	5,164	102,609
Chevron Corp.	605	94,634
Total Energy		1,063,730

Industrial - 5.3%
Mohawk Industries, Inc.*	3,595	408,356
Westrock Co.	6,333	318,297
FedEx Corp.	379	113,639
Stanley Black & Decker, Inc.	1,309	104,576
CH Robinson Worldwide, Inc.	1,075	94,729
Total Industrial		1,039,597

Basic Materials - 5.0%
International Paper Co.	5,629	242,891
Mosaic Co.	6,375	184,238
International Flavors & Fragrances, Inc.	1,562	148,718
Dow, Inc.	2,202	116,816
Eastman Chemical Co.	1,098	107,571
LyondellBasell Industries N.V. — Class A	1,071	102,452
Albemarle Corp.	795	75,938
Total Basic Materials		978,624

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
S&P 500® PURE VALUE FUND

	Shares	Value
Utilities - 2.8%
NRG Energy, Inc.	3,297	$256,705
Evergy, Inc.	2,008	106,364
Pinnacle West Capital Corp.	1,324	101,127
Eversource Energy	1,647	93,401
Total Utilities		557,597

Technology - 2.1%
Hewlett Packard Enterprise Co.	14,497	306,902
HP, Inc.	3,000	105,060
Total Technology		411,962

Total Common Stocks
(Cost $15,730,650)		19,651,096

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$48,882	48,882
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	38,538	38,538
Total Repurchase Agreements
(Cost $87,420)		87,420

Total Investments - 100.2%
(Cost $15,818,070)		$19,738,516
Other Assets & Liabilities, net - (0.2)%		(38,127)
Total Net Assets - 100.0%		$19,700,389

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,651,096	$—	$—	$19,651,096
Repurchase Agreements	—	87,420	—	87,420
Total Assets	$19,651,096	$87,420	$—	$19,738,516

8 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $15,730,650)	$19,651,096
Repurchase agreements, at value (cost $87,420)	87,420
Receivables:
Dividends	22,689
Fund shares sold	2,120
Interest	39
Securities lending income	4
Total assets	19,763,368

Liabilities:
Payable for:
Professional fees	15,763
Management fees	10,469
Printing fees	8,148
Fund shares redeemed	7,572
Transfer agent fees	6,876
Investor service fees	3,490
Portfolio accounting and administration fees	1,466
Trustees’ fees*	162
Miscellaneous	9,033
Total liabilities	62,979
Net assets	$19,700,389

Net assets consist of:
Paid in capital	$19,278,378
Total distributable earnings (loss)	422,011
Net assets	$19,700,389
Capital shares outstanding	349,064
Net asset value per share	$56.44

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$261,905
Interest	3,009
Income from securities lending, net	14
Total investment income	264,928

Expenses:
Management fees	71,483
Investor service fees	23,828
Transfer agent fees	25,606
Portfolio accounting and administration fees	14,773
Professional fees	14,052
Trustees’ fees*	1,249
Custodian fees	1,237
Miscellaneous	6,488
Total expenses	158,716
Less:
Expenses reimbursed by Adviser	(4,766)
Net expenses	153,950
Net investment income	110,978

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(526,815)
Net realized loss	(526,815)
Net change in unrealized appreciation (depreciation) on:
Investments	682,980
Net change in unrealized appreciation (depreciation)	682,980
Net realized and unrealized gain	156,165
Net increase in net assets resulting from operations	$267,143

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$110,978	$247,691
Net realized gain (loss) on investments	(526,815)	148,636
Net change in unrealized appreciation (depreciation) on investments	682,980	(126,761)
Net increase in net assets resulting from operations	267,143	269,566

Distributions to shareholders	—	(296,989)

Capital share transactions:
Proceeds from sale of shares	21,639,430	17,519,101
Distributions reinvested	—	296,989
Cost of shares redeemed	(21,680,541)	(31,512,852)
Net decrease from capital share transactions	(41,111)	(13,696,762)
Net increase (decrease) in net assets	226,032	(13,724,185)

Net assets:
Beginning of period	19,474,357	33,198,542
End of period	$19,700,389	$19,474,357

Capital share activity:
Shares sold	379,658	328,298
Shares issued from reinvestment of distributions	—	5,535
Shares redeemed	(382,740)	(610,428)
Net decrease in shares	(3,082)	(276,595)

10 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$55.30	$52.80	$61.26	$46.76	$58.01	$48.02
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.56	.50	.50	.46	.59
Net gain (loss) on investments (realized and unrealized)	.81	2.73	(2.25)	14.56	(7.59)	10.53
Total from investment operations	1.14	3.29	(1.75)	15.06	(7.13)	11.12
Less distributions from:
Net investment income	—	(.79)	(.57)	(.36)	(.85)	(.45)
Net realized gains	—	—	(6.14)	(.20)	(3.27)	(.68)
Total distributions	—	(.79)	(6.71)	(.56)	(4.12)	(1.13)
Net asset value, end of period	$56.44	$55.30	$52.80	$61.26	$46.76	$58.01

Total Return[c]	2.06%	6.29%	(2.55%)	32.32%	(10.56%)	23.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,700	$19,474	$33,199	$30,303	$25,999	$32,731
Ratios to average net assets:
Net investment income (loss)	1.16%	1.07%	0.86%	0.87%	1.08%	1.10%
Total expenses	1.67%	1.70%	1.67%	1.59%	1.73%	1.72%
Net expenses[d]	1.62%	1.69%	1.67%	1.59%	1.73%	1.72%
Portfolio turnover rate	93%	88%	280%	184%	157%	144%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Industrial - 25.5%
Comfort Systems USA, Inc.	842	$256,069
TopBuild Corp.*	645	248,499
AAON, Inc.	2,623	228,830
EMCOR Group, Inc.	568	207,366
Owens Corning	1,159	201,341
Clean Harbors, Inc.*	860	194,489
nVent Electric plc	2,117	162,184
Simpson Manufacturing Company, Inc.	941	158,587
Eagle Materials, Inc.	701	152,439
Saia, Inc.*	303	143,710
Lennox International, Inc.	261	139,630
Universal Display Corp.	651	136,873
UFP Industries, Inc.	1,138	127,456
Chart Industries, Inc.*	842	121,534
Esab Corp.	1,195	112,844
Applied Industrial Technologies, Inc.	564	109,416
Advanced Drainage Systems, Inc.	646	103,612
Trex Company, Inc.*	1,371	101,619
Crane Co.	690	100,036
RBC Bearings, Inc.*	356	96,042
Lincoln Electric Holdings, Inc.	499	94,131
Vontier Corp.	2,376	90,763
NEXTracker, Inc. — Class A*	1,748	81,946
Total Industrial		3,369,416

Consumer, Cyclical - 19.6%
Wingstop, Inc.	647	273,461
Murphy USA, Inc.	474	222,524
Toll Brothers, Inc.	1,925	221,721
Hyatt Hotels Corp. — Class A	1,438	218,461
Churchill Downs, Inc.	1,185	165,426
Crocs, Inc.*	1,064	155,280
Texas Roadhouse, Inc. — Class A	904	155,226
Casey’s General Stores, Inc.	378	144,230
Williams-Sonoma, Inc.	502	141,750
Skechers USA, Inc. — Class A*	2,049	141,627
Floor & Decor Holdings, Inc. — Class A*	1,228	122,075
Tempur Sealy International, Inc.	2,476	117,214
Watsco, Inc.	233	107,935
Light & Wonder, Inc. — Class A*	984	103,202
Planet Fitness, Inc. — Class A*	1,335	98,243
FirstCash Holdings, Inc.	758	79,499
Boyd Gaming Corp.	1,100	60,610
Five Below, Inc.*	533	58,081
Total Consumer, Cyclical		2,586,565

Consumer, Non-cyclical - 17.8%
elf Beauty, Inc.*	1,557	328,091
Medpace Holdings, Inc.*	621	255,759
Celsius Holdings, Inc.*	4,180	238,636
Lantheus Holdings, Inc.*	2,326	186,754
Valvoline, Inc.*	3,748	161,914
Coca-Cola Consolidated, Inc.	119	129,115
Grand Canyon Education, Inc.*	833	116,545
RB Global, Inc.	1,503	114,769
Exelixis, Inc.*	4,920	110,552
Arrowhead Pharmaceuticals, Inc.*	3,806	98,918
Brink’s Co.	899	92,058
Halozyme Therapeutics, Inc.*	1,633	85,504
Acadia Healthcare Company, Inc.*	1,260	85,101
Progyny, Inc.*	2,938	84,056
Penumbra, Inc.*	379	68,209
FTI Consulting, Inc.*	308	66,383
Coty, Inc. — Class A*	6,508	65,210
Avis Budget Group, Inc.	606	63,339
Total Consumer, Non-cyclical		2,350,913

Energy - 15.9%
CNX Resources Corp.*	13,050	317,115
Weatherford International plc*	2,331	285,431
Southwestern Energy Co.*	41,940	282,256
Permian Resources Corp.	15,422	249,065
Valaris Ltd.*	2,590	192,955
Range Resources Corp.	5,109	171,305
Chord Energy Corp.	1,003	168,183
Ovintiv, Inc.	3,535	165,686
Civitas Resources, Inc.	2,063	142,347
Matador Resources Co.	1,974	117,650
Total Energy		2,091,993

Technology - 12.3%
Duolingo, Inc.*	1,414	295,059
Appfolio, Inc. — Class A*	990	242,124
Onto Innovation, Inc.*	943	207,045
Rambus, Inc.*	2,955	173,636
Dynatrace, Inc.*	3,370	150,774
Pure Storage, Inc. — Class A*	2,238	143,702
Manhattan Associates, Inc.*	526	129,754
Altair Engineering, Inc. — Class A*	1,170	114,754
Qualys, Inc.*	706	100,675
Dropbox, Inc. — Class A*	2,986	67,095
Total Technology		1,624,618

Financial - 5.5%
Ryan Specialty Holdings, Inc.	4,380	253,646
Kinsale Capital Group, Inc.	469	180,696
Park Hotels & Resorts, Inc. REIT	11,511	172,435
Primerica, Inc.	486	114,978
Total Financial		721,755

Basic Materials - 3.1%
Reliance, Inc.	550	157,080
Westlake Corp.	892	129,179
NewMarket Corp.	233	120,128
Total Basic Materials		406,387

Total Common Stocks
(Cost $10,755,527)		13,151,647

12 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
S&P MIDCAP 400® PURE GROWTH FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$44,559	$44,559
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	35,129	35,129
Total Repurchase Agreements
(Cost $79,688)		$79,688

Total Investments - 100.3%
(Cost $10,835,215)		$13,231,335
Other Assets & Liabilities, net - (0.3)%		(39,229)
Total Net Assets - 100.0%		$13,192,106

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,151,647	$—	$—	$13,151,647
Repurchase Agreements	—	79,688	—	79,688
Total Assets	$13,151,647	$79,688	$—	$13,231,335

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $10,755,527)	$13,151,647
Repurchase agreements, at value (cost $79,688)	79,688
Receivables:
Dividends	4,822
Interest	35
Total assets	13,236,192

Liabilities:
Payable for:
Management fees	9,210
Printing fees	7,177
Professional fees	6,841
Transfer agent fees	5,581
Investor service fees	3,070
Fund shares redeemed	2,715
Portfolio accounting and administration fees	1,289
Trustees’ fees*	110
Miscellaneous	8,093
Total liabilities	44,086
Net assets	$13,192,106

Net assets consist of:
Paid in capital	$10,517,430
Total distributable earnings (loss)	2,674,676
Net assets	$13,192,106
Capital shares outstanding	341,191
Net asset value per share	$38.66

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$52,045
Interest	2,661
Income from securities lending, net	3
Total investment income	54,709

Expenses:
Management fees	53,381
Investor service fees	17,794
Transfer agent fees	17,680
Portfolio accounting and administration fees	11,032
Professional fees	7,951
Custodian fees	898
Trustees’ fees*	643
Line of credit fees	25
Miscellaneous	8,857
Total expenses	118,261
Less:
Expenses reimbursed by Adviser	(3,559)
Net expenses	114,702
Net investment loss	(59,993)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	496,591
Net realized gain	496,591
Net change in unrealized appreciation (depreciation) on:
Investments	1,339,179
Net change in unrealized appreciation (depreciation)	1,339,179
Net realized and unrealized gain	1,835,770
Net increase in net assets resulting from operations	$1,775,777

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(59,993)	$(51,915)
Net realized gain on investments	496,591	711,051
Net change in unrealized appreciation (depreciation) on investments	1,339,179	343,457
Net increase in net assets resulting from operations	1,775,777	1,002,593

Capital share transactions:
Proceeds from sale of shares	32,207,475	15,193,565
Cost of shares redeemed	(29,769,807)	(19,179,213)
Net increase (decrease) from capital share transactions	2,437,668	(3,985,648)
Net increase (decrease) in net assets	4,213,445	(2,983,055)

Net assets:
Beginning of period	8,978,661	11,961,716
End of period	$13,192,106	$8,978,661

Capital share activity:
Shares sold	841,528	486,679
Shares redeemed	(773,278)	(630,714)
Net increase (decrease) in shares	68,250	(144,035)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$32.90	$28.69	$46.84	$45.31	$36.17	$31.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.16)	(.19)	(.59)	(.41)	(.27)
Net gain (loss) on investments (realized and unrealized)	5.92	4.37	(10.46)	6.04	11.04	5.10
Total from investment operations	5.76	4.21	(10.65)	5.45	10.63	4.83
Less distributions from:
Net realized gains	—	—	(7.50)	(3.92)	(1.49)	—
Total distributions	—	—	(7.50)	(3.92)	(1.49)	—
Net asset value, end of period	$38.66	$32.90	$28.69	$46.84	$45.31	$36.17

Total Return[c]	17.51%	14.67%	(22.62%)	12.21%	30.47%	15.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,192	$8,979	$11,962	$18,633	$20,870	$12,738
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(0.52%)	(0.55%)	(1.23%)	(1.13%)	(0.77%)
Total expenses	1.66%	1.71%	1.67%	1.60%	1.72%	1.73%
Net expenses[d]	1.61%	1.69%	1.67%	1.60%	1.72%	1.73%
Portfolio turnover rate	208%	197%	227%	159%	204%	176%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

16 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Consumer, Cyclical - 25.9%
Macy’s, Inc.	10,665	$204,768
Nordstrom, Inc.	6,888	146,163
Lithia Motors, Inc. — Class A	568	143,392
Goodyear Tire & Rubber Co.*	12,230	138,810
AutoNation, Inc.*	865	137,864
Taylor Morrison Home Corp. — Class A*	1,978	109,660
Adient plc*	4,340	107,241
WESCO International, Inc.	669	106,050
Aramark	3,061	104,135
Lear Corp.	750	85,658
PVH Corp.	799	84,590
Penske Automotive Group, Inc.	564	84,047
Whirlpool Corp.	814	83,191
Thor Industries, Inc.	748	69,901
Harley-Davidson, Inc.	1,912	64,129
Marriott Vacations Worldwide Corp.	692	60,425
Gap, Inc.	2,418	57,766
BJ’s Wholesale Club Holdings, Inc.*	577	50,684
Under Armour, Inc. — Class C*	3,692	24,109
Under Armour, Inc. — Class A*	3,569	23,805
Total Consumer, Cyclical		1,886,388

Financial - 22.3%
Jones Lang LaSalle, Inc.*	697	143,080
Unum Group	2,238	114,384
Ally Financial, Inc.	2,741	108,735
Jefferies Financial Group, Inc.	1,851	92,106
Reinsurance Group of America, Inc. — Class A	445	91,345
Kemper Corp.	1,520	90,182
Associated Banc-Corp.	4,223	89,316
Cousins Properties, Inc. REIT	3,181	73,640
FNB Corp.	5,367	73,420
Zions Bancorp North America	1,599	69,349
First Horizon Corp.	4,065	64,105
Kilroy Realty Corp. REIT	2,015	62,808
Old National Bancorp	3,246	55,799
Independence Realty Trust, Inc. REIT	2,902	54,384
Janus Henderson Group plc	1,604	54,071
Valley National Bancorp	7,708	53,802
Texas Capital Bancshares, Inc.*	825	50,440
Prosperity Bancshares, Inc.	807	49,340
Healthcare Realty Trust, Inc. REIT	2,853	47,017
CNO Financial Group, Inc.	1,517	42,051
Old Republic International Corp.	1,344	41,530
Webster Financial Corp.	908	39,580
First American Financial Corp.	633	34,150
New York Community Bancorp, Inc.	9,289	29,911
Total Financial		1,624,545

Industrial - 17.9%
Avnet, Inc.	3,909	201,274
TD SYNNEX Corp.	1,652	190,641
MasTec, Inc.*	1,509	161,448
Arrow Electronics, Inc.*	1,334	161,094
Ryder System, Inc.	844	104,555
MDU Resources Group, Inc.	4,020	100,902
Fluor Corp.*	1,792	78,041
Coherent Corp.*	913	66,156
Greif, Inc. — Class A	810	46,551
Oshkosh Corp.	418	45,228
Vishay Intertechnology, Inc.	1,761	39,270
AGCO Corp.	395	38,663
Knight-Swift Transportation Holdings, Inc.	686	34,245
Berry Global Group, Inc.	579	34,074
Total Industrial		1,302,142

Consumer, Non-cyclical - 13.7%
Tenet Healthcare Corp.*	1,112	147,929
US Foods Holding Corp.*	2,510	132,980
ManpowerGroup, Inc.	1,797	125,430
Pilgrim’s Pride Corp.*	3,111	119,743
Graham Holdings Co. — Class B	165	115,426
Performance Food Group Co.*	1,737	114,833
Perrigo Company plc	2,484	63,789
Post Holdings, Inc.*	601	62,600
Enovis Corp.*	1,100	49,720
Envista Holdings Corp.*	2,122	35,289
QuidelOrtho Corp.*	794	26,377
Total Consumer, Non-cyclical		994,116

Energy - 7.1%
PBF Energy, Inc. — Class A	4,606	211,968
HF Sinclair Corp.	2,899	154,633
Antero Resources Corp.*	1,861	60,724
Chesapeake Energy Corp.[1]	648	53,259
NOV, Inc.	2,082	39,579
Total Energy		520,163

Basic Materials - 6.7%
United States Steel Corp.	4,340	164,052
Alcoa Corp.	3,456	137,480
Cleveland-Cliffs, Inc.*	6,421	98,819
Commercial Metals Co.	1,559	85,729
Total Basic Materials		486,080

Utilities - 2.4%
UGI Corp.	2,437	55,808
Southwest Gas Holdings, Inc.	666	46,873
Black Hills Corp.	759	41,274
Spire, Inc.	566	34,373
Total Utilities		178,328

Technology - 1.9%
Kyndryl Holdings, Inc.*	4,020	105,766
Concentrix Corp.	462	29,235
Total Technology		135,001

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
Communications - 1.7%
Frontier Communications Parent, Inc.*	2,827	$74,011
TEGNA, Inc.	3,667	51,118
Total Communications		125,129

Total Common Stocks
(Cost $5,676,715)		7,251,892

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$21,824	21,824
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	17,205	17,205
Total Repurchase Agreements
(Cost $39,029)		39,029

SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	40,824	$40,824
Total Securities Lending Collateral
(Cost $40,824)		40,824

Total Investments - 100.7%
(Cost $5,756,568)		$7,331,745
Other Assets & Liabilities, net - (0.7)%		(50,956)
Total Net Assets - 100.0%		$7,280,789

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,251,892	$—	$—	$7,251,892
Repurchase Agreements	—	39,029	—	39,029
Securities Lending Collateral	40,824	—	—	40,824
Total Assets	$7,292,716	$39,029	$—	$7,331,745

18 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $39,944 of securities loaned (cost $5,717,539)	$7,292,716
Repurchase agreements, at value (cost $39,029)	39,029
Receivables:
Dividends	8,056
Fund shares sold	7,731
Interest	17
Securities lending income	6
Total assets	7,347,555

Liabilities:
Payable for:
Return of securities lending collateral	40,824
Professional fees	8,562
Management fees	4,229
Transfer agent fees	3,018
Investor service fees	1,409
Portfolio accounting and administration fees	592
Fund shares redeemed	494
Trustees’ fees*	79
Miscellaneous	7,559
Total liabilities	66,766
Net assets	$7,280,789

Net assets consist of:
Paid in capital	$6,096,768
Total distributable earnings (loss)	1,184,021
Net assets	$7,280,789
Capital shares outstanding	148,603
Net asset value per share	$48.99

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$74,745
Interest	1,575
Income from securities lending, net	89
Total investment income	76,409

Expenses:
Management fees	32,047
Investor service fees	10,683
Transfer agent fees	12,141
Professional fees	7,442
Portfolio accounting and administration fees	6,623
Trustees’ fees*	707
Custodian fees	566
Line of credit fees	21
Miscellaneous	994
Total expenses	71,224
Less:
Expenses reimbursed by Adviser	(2,137)
Net expenses	69,087
Net investment income	7,322

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(16,904)
Net realized loss	(16,904)
Net change in unrealized appreciation (depreciation) on:
Investments	(433,266)
Net change in unrealized appreciation (depreciation)	(433,266)
Net realized and unrealized loss	(450,170)
Net decrease in net assets resulting from operations	$(442,848)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,322	$2,587
Net realized gain (loss) on investments	(16,904)	919,568
Net change in unrealized appreciation (depreciation) on investments	(433,266)	883,705
Net increase (decrease) in net assets resulting from operations	(442,848)	1,805,860

Capital share transactions:
Proceeds from sale of shares	2,960,277	26,885,845
Cost of shares redeemed	(6,726,587)	(29,228,691)
Net decrease from capital share transactions	(3,766,310)	(2,342,846)
Net decrease in net assets	(4,209,158)	(536,986)

Net assets:
Beginning of period	11,489,947	12,026,933
End of period	$7,280,789	$11,489,947

Capital share activity:
Shares sold	59,366	605,586
Shares redeemed	(136,488)	(681,889)
Net decrease in shares	(77,122)	(76,303)

20 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$50.90	$39.82	$54.73	$43.24	$42.15	$34.42
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.01	.29	.26	.09	.14
Net gain (loss) on investments (realized and unrealized)	(1.95)	11.07	(3.74)	13.11	2.49	7.59
Total from investment operations	(1.91)	11.08	(3.45)	13.37	2.58	7.73
Less distributions from:
Net investment income	—	—	(.55)	(.04)	(.15)	—
Net realized gains	—	—	(10.91)	(1.84)	(1.34)	—
Total distributions	—	—	(11.46)	(1.88)	(1.49)	—
Net asset value, end of period	$48.99	$50.90	$39.82	$54.73	$43.24	$42.15

Total Return[c]	(3.75%)	27.83%	(5.22%)	31.25%	7.42%	22.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,281	$11,490	$12,027	$13,823	$16,368	$9,418
Ratios to average net assets:
Net investment income (loss)	0.17%	0.02%	0.63%	0.49%	0.27%	0.35%
Total expenses	1.67%	1.71%	1.67%	1.59%	1.72%	1.73%
Net expenses[d]	1.62%	1.69%	1.67%	1.59%	1.72%	1.73%
Portfolio turnover rate	33%	238%	257%	216%	320%	188%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Consumer, Cyclical - 20.7%
Abercrombie & Fitch Co. — Class A*	667	$118,619
Cinemark Holdings, Inc.*	4,532	97,982
Boot Barn Holdings, Inc.*	711	91,669
Green Brick Partners, Inc.*	1,509	86,375
Group 1 Automotive, Inc.	278	82,644
Six Flags Entertainment Corp.	2,341	77,581
Installed Building Products, Inc.	356	73,222
Cavco Industries, Inc.*	208	72,003
Patrick Industries, Inc.	650	70,558
Shake Shack, Inc. — Class A*	699	62,910
GMS, Inc.*	743	59,893
Urban Outfitters, Inc.*	1,343	55,130
M/I Homes, Inc.*	446	54,475
Meritage Homes Corp.	324	52,439
Signet Jewelers Ltd.	514	46,044
Dave & Buster’s Entertainment, Inc.*	1,126	44,826
Guess?, Inc.[1]	1,971	40,208
Oxford Industries, Inc.	376	37,656
Monarch Casino & Resort, Inc.	499	33,997
American Eagle Outfitters, Inc.	1,552	30,978
Steven Madden Ltd.	729	30,837
Madison Square Garden Sports Corp. — Class A*	133	25,021
Kontoor Brands, Inc.	364	24,079
XPEL, Inc.*	555	19,736
Jack in the Box, Inc.	256	13,041
Total Consumer, Cyclical		1,401,923

Financial - 18.7%
Two Harbors Investment Corp. REIT	7,979	105,403
SiriusPoint Ltd.*	7,234	88,255
St. Joe Co.	1,399	76,526
Marathon Digital Holdings, Inc.*	3,360	66,696
Ambac Financial Group, Inc.*	5,137	65,856
Redwood Trust, Inc. REIT	9,412	61,084
First BanCorp	3,115	56,973
Customers Bancorp, Inc.*	1,168	56,041
HCI Group, Inc.	599	55,210
Bancorp, Inc.*	1,390	52,486
Pathward Financial, Inc.	919	51,988
Sunstone Hotel Investors, Inc. REIT	4,963	51,913
Palomar Holdings, Inc.*	635	51,530
Goosehead Insurance, Inc. — Class A*	846	48,594
OFG Bancorp	1,228	45,989
WisdomTree, Inc.	4,502	44,615
DiamondRock Hospitality Co. REIT	5,269	44,523
Ellington Financial, Inc. REIT	3,617	43,693
eXp World Holdings, Inc.[1]	3,548	40,039
Preferred Bank/Los Angeles CA	525	39,632
World Acceptance Corp.*	286	35,344
Triumph Financial, Inc.*	384	31,392
New York Mortgage Trust, Inc. REIT	4,471	26,111
Apple Hospitality REIT, Inc.	1,714	24,921
Total Financial		1,264,814

Industrial - 16.4%
Encore Wire Corp.	373	108,107
Dorian LPG Ltd.	1,853	77,752
Matson, Inc.	577	75,570
Fabrinet*	264	64,625
ArcBest Corp.	553	59,215
AZZ, Inc.	753	58,169
Powell Industries, Inc.	371	53,201
AeroVironment, Inc.*	273	49,730
Mueller Industries, Inc.	851	48,456
Badger Meter, Inc.	244	45,469
Federal Signal Corp.	543	45,433
Gibraltar Industries, Inc.*	644	44,146
Materion Corp.	395	42,711
MYR Group, Inc.*	293	39,763
Boise Cascade Co.	321	38,270
Moog, Inc. — Class A	216	36,137
SPX Technologies, Inc.*	254	36,104
Frontdoor, Inc.*	922	31,154
Standex International Corp.	181	29,168
Tennant Co.	285	28,055
Franklin Electric Company, Inc.	289	27,837
OSI Systems, Inc.*	194	26,679
Armstrong World Industries, Inc.	227	25,705
Alamo Group, Inc.	129	22,317
Total Industrial		1,113,773

Consumer, Non-cyclical - 16.3%
UFP Technologies, Inc.*	385	101,590
PROG Holdings, Inc.	2,803	97,208
Inter Parfums, Inc.	584	67,761
Vericel Corp.*	1,263	57,946
Cal-Maine Foods, Inc.	939	57,382
Viad Corp.*	1,646	55,964
Adtalem Global Education, Inc.*	808	55,114
Stride, Inc.*	776	54,708
ANI Pharmaceuticals, Inc.*	770	49,034
Collegium Pharmaceutical, Inc.*	1,443	46,465
RadNet, Inc.*	787	46,370
CorVel Corp.*	164	41,700
Dynavax Technologies Corp.*	3,699	41,540
LiveRamp Holdings, Inc.*	1,325	40,996
Catalyst Pharmaceuticals, Inc.*	2,615	40,506
Amphastar Pharmaceuticals, Inc.*	983	39,320
Glaukos Corp.*	331	39,174
Arlo Technologies, Inc.*	2,711	35,351
Integer Holdings Corp.*	263	30,453
Astrana Health, Inc.*	698	28,311
Ensign Group, Inc.	218	26,965
WD-40 Co.	95	20,866
NeoGenomics, Inc.*	1,327	18,405
CONMED Corp.	189	13,101
Ligand Pharmaceuticals, Inc.*, ††	169	—
Ligand Pharmaceuticals, Inc.*, ††	169	—
Total Consumer, Non-cyclical		1,106,230

22 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
Energy - 13.1%
Warrior Met Coal, Inc.	1,398	$87,752
Northern Oil and Gas, Inc.	2,250	83,632
CONSOL Energy, Inc.*	781	79,685
Alpha Metallurgical Resources, Inc.	282	79,110
Liberty Energy, Inc. — Class A	3,532	73,784
Tidewater, Inc.*	692	65,885
Helix Energy Solutions Group, Inc.*	5,072	60,560
REX American Resources Corp.*	1,304	59,449
Par Pacific Holdings, Inc.*	2,158	54,490
California Resources Corp.	991	52,741
Oceaneering International, Inc.*	1,943	45,971
Magnolia Oil & Gas Corp. — Class A	1,731	43,864
SM Energy Co.	923	39,901
RPC, Inc.	5,560	34,750
Archrock, Inc.	1,441	29,137
Total Energy		890,711

Technology - 6.3%
Axcelis Technologies, Inc.*	619	88,016
Verra Mobility Corp.*	2,885	78,472
Veeco Instruments, Inc.*	1,473	68,804
SPS Commerce, Inc.*	239	44,970
Agilysys, Inc.*	325	33,846
DoubleVerify Holdings, Inc.*	1,550	30,179
PDF Solutions, Inc.*	667	24,265
Donnelley Financial Solutions, Inc.*	370	22,059
Progress Software Corp.	367	19,913
Privia Health Group, Inc.*	912	15,851
Total Technology		426,375

Communications - 4.9%
Cargurus, Inc.*	2,656	69,587
InterDigital, Inc.	537	62,593
Cars.com, Inc.*	2,938	57,879
TripAdvisor, Inc.*	2,247	40,019
Yelp, Inc. — Class A*	1,013	37,430
Liquidity Services, Inc.*	1,841	36,783
Cogent Communications Holdings, Inc.	471	26,583
Total Communications		330,874

Basic Materials - 2.8%
Hawkins, Inc.	927	84,357
Carpenter Technology Corp.	542	59,392
ATI, Inc.*	857	47,521
Total Basic Materials		191,270

Utilities - 0.7%
Otter Tail Corp.	571	50,014

Total Common Stocks
(Cost $5,507,906)		6,775,984

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$14,122	14,122
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	11,133	11,133
Total Repurchase Agreements
(Cost $25,255)		25,255

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[4]	33,705	33,705
Total Securities Lending Collateral
(Cost $33,705)		33,705

Total Investments - 100.8%
(Cost $5,566,866)		$6,834,944
Other Assets & Liabilities, net - (0.8)%		(53,277)
Total Net Assets - 100.0%		$6,781,667

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,775,984	$—	*	$—	$6,775,984
Repurchase Agreements	—	25,255		—	25,255
Securities Lending Collateral	33,705	—		—	33,705
Total Assets	$6,809,689	$25,255		$—	$6,834,944

*	Security has a market value of $0.

24 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $33,130 of securities loaned (cost $5,541,611)	$6,809,689
Repurchase agreements, at value (cost $25,255)	25,255
Cash	134
Receivables:
Dividends	3,364
Interest	11
Securities lending income	4
Total assets	6,838,457

Liabilities:
Payable for:
Return of securities lending collateral	33,705
Professional fees	6,003
Management fees	3,937
Fund shares redeemed	2,771
Transfer agent fees	2,529
Investor service fees	1,312
Portfolio accounting and administration fees	551
Trustees’ fees*	59
Miscellaneous	5,923
Total liabilities	56,790
Net assets	$6,781,667

Net assets consist of:
Paid in capital	$6,905,991
Total distributable earnings (loss)	(124,324)
Net assets	$6,781,667
Capital shares outstanding	133,875
Net asset value per share	$50.66

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $262)	$48,712
Interest	1,238
Income from securities lending, net	26
Total investment income	49,976

Expenses:
Management fees	26,246
Investor service fees	8,748
Transfer agent fees	9,262
Portfolio accounting and administration fees	5,424
Professional fees	4,513
Custodian fees	453
Trustees’ fees*	442
Line of credit fees	8
Miscellaneous	3,181
Total expenses	58,277
Less:
Expenses reimbursed by Adviser	(1,749)
Net expenses	56,528
Net investment loss	(6,552)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(106,822)
Net realized loss	(106,822)
Net change in unrealized appreciation (depreciation) on:
Investments	300,722
Net change in unrealized appreciation (depreciation)	300,722
Net realized and unrealized gain	193,900
Net increase in net assets resulting from operations	$187,348

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(6,552)	$(4,562)
Net realized gain (loss) on investments	(106,822)	456,527
Net change in unrealized appreciation (depreciation) on investments	300,722	556,041
Net increase in net assets resulting from operations	187,348	1,008,006

Distributions to shareholders	—	(5,759)

Capital share transactions:
Proceeds from sale of shares	10,191,869	10,432,231
Distributions reinvested	—	5,759
Cost of shares redeemed	(10,319,170)	(10,615,408)
Net decrease from capital share transactions	(127,301)	(177,418)
Net increase in net assets	60,047	824,829

Net assets:
Beginning of period	6,721,620	5,896,791
End of period	$6,781,667	$6,721,620

Capital share activity:
Shares sold	206,429	237,218
Shares issued from reinvestment of distributions	—	125
Shares redeemed	(210,150)	(241,400)
Net decrease in shares	(3,721)	(4,057)

26 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$48.85	$41.63	$72.13	$60.80	$55.24	$49.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.03)	.03	(.76)	(.45)	(.36)
Net gain (loss) on investments (realized and unrealized)	1.86	7.29	(20.84)	12.40	8.42	6.53
Total from investment operations	1.81	7.26	(20.81)	11.64	7.97	6.17
Less distributions from:
Net investment income	—	(.04)	—	—	—	—
Net realized gains	—	—	(9.69)	(.31)	(2.41)	—
Total distributions	—	(.04)	(9.69)	(.31)	(2.41)	—
Net asset value, end of period	$50.66	$48.85	$41.63	$72.13	$60.80	$55.24

Total Return[c]	3.71%	17.47%	(29.90%)	19.16%	15.76%	12.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,782	$6,722	$5,897	$12,957	$16,014	$12,323
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.07%)	0.06%	(1.08%)	(0.93%)	(0.69%)
Total expenses	1.67%	1.71%	1.67%	1.60%	1.72%	1.73%
Net expenses[d]	1.62%	1.69%	1.67%	1.60%	1.72%	1.73%
Portfolio turnover rate	139%	223%	174%	219%	258%	190%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 27.4%
JetBlue Airways Corp.*	24,780	$150,910
Phinia, Inc.	3,832	150,828
ScanSource, Inc.*	2,677	118,618
MarineMax, Inc.*	3,381	109,443
Foot Locker, Inc.	4,187	104,340
Kohl’s Corp.	4,435	101,961
Topgolf Callaway Brands Corp.*	6,610	101,133
Advance Auto Parts, Inc.	1,493	94,552
Resideo Technologies, Inc.*	3,752	73,389
Sally Beauty Holdings, Inc.*	6,272	67,298
Dana, Inc.	5,378	65,181
American Axle & Manufacturing Holdings, Inc.*	9,310	65,077
ODP Corp.*	1,545	60,672
Sonic Automotive, Inc. — Class A	1,108	60,353
Designer Brands, Inc. — Class A	8,737	59,674
Penn Entertainment, Inc.*	3,066	59,342
Caleres, Inc.	1,766	59,337
Hibbett, Inc.	633	55,204
Shoe Carnival, Inc.	1,425	52,568
Alaska Air Group, Inc.*	1,238	50,015
G-III Apparel Group Ltd.*	1,784	48,293
Wolverine World Wide, Inc.	3,472	46,941
Newell Brands, Inc.	6,194	39,704
Allegiant Travel Co. — Class A	790	39,682
Interface, Inc. — Class A	2,672	39,225
Vista Outdoor, Inc.*	998	37,575
Wabash National Corp.	1,520	33,197
MillerKnoll, Inc.	1,209	32,026
Hanesbrands, Inc.*	6,390	31,503
Victoria’s Secret & Co.*	1,697	29,986
Nu Skin Enterprises, Inc. — Class A	2,735	28,827
PriceSmart, Inc.	344	27,933
VF Corp.	1,928	26,028
Standard Motor Products, Inc.	874	24,236
Leggett & Platt, Inc.	2,091	23,963
Haverty Furniture Companies, Inc.	716	18,108
Titan International, Inc.*	2,245	16,635
Total Consumer, Cyclical		2,203,757

Financial - 22.7%
Bread Financial Holdings, Inc.	3,056	136,176
EZCORP, Inc. — Class A*	10,539	110,343
Jackson Financial, Inc. — Class A	1,463	108,642
Genworth Financial, Inc. — Class A*	17,368	104,903
StoneX Group, Inc.*	1,191	89,694
Cushman & Wakefield plc*	8,416	87,526
Medical Properties Trust, Inc. REIT[1]	14,854	64,021
United Fire Group, Inc.	2,846	61,161
ProAssurance Corp.*	4,568	55,821
Stewart Information Services Corp.	867	53,823
Pebblebrook Hotel Trust REIT	3,858	53,048
PRA Group, Inc.*	2,524	49,622
Hope Bancorp, Inc.	4,375	46,987
Brandywine Realty Trust REIT	10,085	45,181
Simmons First National Corp. — Class A	2,317	40,733
Lincoln National Corp.	1,306	40,617
SL Green Realty Corp. REIT[1]	713	40,384
JBG SMITH Properties REIT	2,632	40,085
Mercury General Corp.	732	38,898
Hudson Pacific Properties, Inc. REIT	7,850	37,759
Comerica, Inc.	670	34,197
Eagle Bancorp, Inc.	1,756	33,188
Navient Corp.	2,236	32,556
Banc of California, Inc.	2,516	32,155
Safehold, Inc. REIT	1,615	31,153
Veritex Holdings, Inc.	1,434	30,243
Independent Bank Group, Inc.	657	29,907
Renasant Corp.	978	29,868
Encore Capital Group, Inc.*	701	29,253
Virtu Financial, Inc. — Class A	1,189	26,693
Dime Community Bancshares, Inc.	1,305	26,622
Provident Financial Services, Inc.	1,796	25,773
Hanmi Financial Corp.	1,523	25,464
Ready Capital Corp. REIT	2,989	24,450
Service Properties Trust REIT	4,652	23,911
BankUnited, Inc.	810	23,709
Heritage Financial Corp.	1,294	23,331
Pacific Premier Bancorp, Inc.	957	21,982
Brookline Bancorp, Inc.	2,618	21,860
Total Financial		1,831,739

Consumer, Non-cyclical - 19.5%
Green Dot Corp. — Class A*	13,591	128,435
Kelly Services, Inc. — Class A	5,903	126,383
Fresh Del Monte Produce, Inc.	5,441	118,886
Hertz Global Holdings, Inc.*,1	32,547	114,891
United Natural Foods, Inc.*	8,226	107,761
AdaptHealth Corp.*	8,253	82,530
GEO Group, Inc.*	5,397	77,501
SpartanNash Co.	3,870	72,601
Chefs’ Warehouse, Inc.*	1,835	71,767
Pediatrix Medical Group, Inc.*	8,839	66,735
ABM Industries, Inc.	1,263	63,870
B&G Foods, Inc.	7,457	60,252
Deluxe Corp.	2,643	59,362
Phibro Animal Health Corp. — Class A	2,549	42,747
Enhabit, Inc.*	4,611	41,130
Universal Corp.	837	40,335
Cross Country Healthcare, Inc.*	2,804	38,807
Heidrick & Struggles International, Inc.	1,224	38,654
Owens & Minor, Inc.*	2,719	36,706
Select Medical Holdings Corp.	1,005	35,235
Healthcare Services Group, Inc.*	2,943	31,137
Patterson Companies, Inc.	1,188	28,655
Avanos Medical, Inc.*	1,220	24,302
TreeHouse Foods, Inc.*	556	20,372
Fulgent Genetics, Inc.*	1,020	20,012
Hain Celestial Group, Inc.*	2,760	19,072
Total Consumer, Non-cyclical		1,568,138

28 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Industrial - 12.5%
World Kinect Corp.	5,790	$149,382
Benchmark Electronics, Inc.	3,433	135,466
Clearwater Paper Corp.*	2,546	123,404
Enviri Corp.*	13,218	114,071
Greenbrier Companies, Inc.	2,114	104,749
DXP Enterprises, Inc.*	1,951	89,434
Sanmina Corp.*	1,292	85,595
O-I Glass, Inc.*	4,437	49,384
TTM Technologies, Inc.*	2,133	41,444
Astec Industries, Inc.	1,024	30,372
Hub Group, Inc. — Class A	674	29,016
Werner Enterprises, Inc.	757	27,123
Masterbrand, Inc.*	1,603	23,532
Total Industrial		1,002,972

Technology - 5.1%
NCR Atleos Corp.*	4,428	119,645
Xerox Holdings Corp.	8,052	93,564
Alpha & Omega Semiconductor Ltd.*	1,894	70,779
NCR Voyix Corp.*	5,205	64,282
DXC Technology Co.*	1,790	34,171
NetScout Systems, Inc.*	1,522	27,837
Total Technology		410,278

Energy - 4.7%
US Silica Holdings, Inc.*	4,017	62,062
SunCoke Energy, Inc.	5,803	56,870
Sunrun, Inc.*	4,584	54,366
DNOW, Inc.*	3,863	53,039
Bristow Group, Inc.*	1,453	48,719
Nabors Industries Ltd.*	553	39,351
ProPetro Holding Corp.*	4,398	38,131
Talos Energy, Inc.*	2,064	25,078
Total Energy		377,616

Basic Materials - 4.1%
Kaiser Aluminum Corp.	967	85,000
Mercer International, Inc.	8,208	70,096
Mativ Holdings, Inc.	3,901	66,161
Century Aluminum Co.*	3,895	65,241
AdvanSix, Inc.	2,000	45,840
Total Basic Materials		332,338

Communications - 3.5%
EchoStar Corp. — Class A*	7,891	140,539
AMC Networks, Inc. — Class A*	6,696	64,683
Viasat, Inc.*	2,277	28,918
Lumen Technologies, Inc.*	21,923	24,115
Consolidated Communications Holdings, Inc.*	5,112	22,493
Total Communications		280,748

Total Common Stocks
(Cost $7,121,828)		8,007,586

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$29,317	29,317
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	23,113	23,113
Total Repurchase Agreements
(Cost $52,430)		52,430

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	171,862	171,862
Total Securities Lending Collateral
(Cost $171,862)		171,862

Total Investments - 102.3%
(Cost $7,346,120)		$8,231,878
Other Assets & Liabilities, net - (2.3)%		(183,543)
Total Net Assets - 100.0%		$8,048,335

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
S&P SMALLCAP 600® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,007,586	$—	$—	$8,007,586
Repurchase Agreements	—	52,430	—	52,430
Securities Lending Collateral	171,862	—	—	171,862
Total Assets	$8,179,448	$52,430	$—	$8,231,878

30 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $158,649 of securities loaned (cost $7,293,690)	$8,179,448
Repurchase agreements, at value (cost $52,430)	52,430
Receivables:
Dividends	9,750
Fund shares sold	1,931
Securities lending income	72
Interest	23
Total assets	8,243,654

Liabilities:
Payable for:
Return of securities lending collateral	171,862
Management fees	4,097
Transfer agent fees	2,703
Investor service fees	1,366
Portfolio accounting and administration fees	574
Fund shares redeemed	367
Trustees’ fees*	71
Miscellaneous	14,279
Total liabilities	195,319
Net assets	$8,048,335

Net assets consist of:
Paid in capital	$8,591,074
Total distributable earnings (loss)	(542,739)
Net assets	$8,048,335
Capital shares outstanding	106,338
Net asset value per share	$75.69

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$61,805
Interest	1,371
Income from securities lending, net	545
Total investment income	63,721

Expenses:
Management fees	29,316
Transfer agent fees	10,759
Investor service fees	9,772
Professional fees	7,904
Portfolio accounting and administration fees	6,059
Trustees’ fees*	591
Custodian fees	514
Line of credit fees	14
Miscellaneous	244
Total expenses	65,173
Less:
Expenses reimbursed by Adviser	(1,955)
Net expenses	63,218
Net investment income	503

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(458,086)
Net realized loss	(458,086)
Net change in unrealized appreciation (depreciation) on:
Investments	(244,404)
Net change in unrealized appreciation (depreciation)	(244,404)
Net realized and unrealized loss	(702,490)
Net decrease in net assets resulting from operations	$(701,987)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$503	$(15,667)
Net realized gain (loss) on investments	(458,086)	462,393
Net change in unrealized appreciation (depreciation) on investments	(244,404)	304,560
Net increase (decrease) in net assets resulting from operations	(701,987)	751,286

Capital share transactions:
Proceeds from sale of shares	10,732,870	19,687,928
Cost of shares redeemed	(11,838,033)	(18,262,414)
Net increase (decrease) from capital share transactions	(1,105,163)	1,425,514
Net increase (decrease) in net assets	(1,807,150)	2,176,800

Net assets:
Beginning of period	9,855,485	7,678,685
End of period	$8,048,335	$9,855,485

Capital share activity:
Shares sold	137,051	265,423
Shares redeemed	(151,293)	(258,581)
Net increase (decrease) in shares	(14,242)	6,842

32 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$81.73	$67.51	$85.63	$59.72	$63.51	$52.81
Income (loss) from investment operations:
Net investment income (loss)[b]	—	(.14)	—	(.28)	(.31)	(.17)
Net gain (loss) on investments (realized and unrealized)	(6.04)	14.36	(7.22)	26.19	(3.48)	11.06
Total from investment operations	(6.04)	14.22	(7.22)	25.91	(3.79)	10.89
Less distributions from:
Net investment income	—	—	—	—	—	(.19)
Net realized gains	—	—	(10.90)	—	—	—
Total distributions	—	—	(10.90)	—	—	(.19)
Net asset value, end of period	$75.69	$81.73	$67.51	$85.63	$59.72	$63.51

Total Return[c]	(7.39%)	21.06%	(8.24%)	43.39%	(5.97%)	20.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,048	$9,855	$7,679	$16,161	$8,130	$9,077
Ratios to average net assets:
Net investment income (loss)	0.01%	(0.19%)	0.00%	(0.34%)	(0.64%)	(0.28%)
Total expenses	1.67%	1.71%	1.67%	1.59%	1.72%	1.73%
Net expenses[d]	1.62%	1.69%	1.67%	1.59%	1.72%	1.73%
Portfolio turnover rate	127%	287%	252%	383%	305%	248%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 45.9%

Consumer, Non-cyclical - 17.4%
Novo Nordisk A/S ADR	1,383	$197,409
Nestle S.A. ADR	1,132	115,974
AstraZeneca plc ADR	1,337	104,273
Novartis AG ADR	878	93,472
Roche Holding AG ADR	2,426	84,109
Unilever plc ADR	1,091	59,994
Sanofi S.A. ADR	990	48,035
L’Oreal S.A. ADR[1]	523	45,935
RELX plc ADR	825	37,851
GSK plc ADR	932	35,882
Diageo plc ADR	240	30,259
EssilorLuxottica S.A. ADR	264	28,612
British American Tobacco plc ADR	855	26,445
Anheuser-Busch InBev S.A. ADR	415	24,133
Reckitt Benckiser Group plc ADR[1]	1,583	17,318
Total Consumer, Non-cyclical		949,701

Financial - 6.6%
HSBC Holdings plc ADR[1]	1,612	70,122
Allianz SE ADR	1,693	46,930
UBS Group AG*	1,380	40,765
Zurich Insurance Group AG ADR[1]	631	33,676
Banco Santander S.A. ADR	6,884	31,873
BNP Paribas S.A. ADR	928	29,826
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	577	28,890
AXA S.A. ADR	829	27,208
UniCredit SpA ADR	1,457	27,188
ING Groep N.V. ADR	1,429	24,493
Total Financial		360,971

Industrial - 5.0%
Siemens AG ADR	651	60,706
Schneider Electric SE ADR	1,242	59,790
ABB Ltd. ADR	698	38,885
Safran S.A. ADR	655	34,879
Airbus SE ADR	1,015	34,753
Vinci S.A. ADR	1,023	26,936
Deutsche Post AG ADR[1]	414	16,821
Total Industrial		272,770

Technology - 4.9%
ASML Holding N.V. — Class G	173	176,932
SAP SE ADR	441	88,954
Total Technology		265,886

Energy - 3.9%
Shell plc ADR	1,373	99,103
TotalEnergies SE ADR	1,030	68,680
BP plc ADR	1,260	45,486
Total Energy		213,269

Consumer, Cyclical - 3.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	555	85,109
Cie Financiere Richemont S.A. ADR	2,320	36,192
Hermes International SCA ADR	152	35,100
Mercedes-Benz Group AG ADR	1,390	23,978
Total Consumer, Cyclical		180,379

Basic Materials - 2.2%
Air Liquide S.A. ADR	1,247	43,206
Rio Tinto plc ADR	463	30,526
Glencore plc ADR*	2,167	24,574
BASF SE ADR[1]	1,548	18,700
Total Basic Materials		117,006

Utilities - 1.5%
Iberdrola S.A. ADR	634	33,171
National Grid plc ADR[1]	433	24,594
Enel SpA ADR	3,374	23,247
Total Utilities		81,012

Communications - 1.1%
Deutsche Telekom AG ADR	1,498	37,735
Prosus N.V. ADR	3,271	23,355
Total Communications		61,090

Total Common Stocks
(Cost $2,263,214)		2,502,084

MUTUAL FUNDS† - 7.5%
Guggenheim Strategy Fund II2	9,255	228,140
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	18,098	179,894
Total Mutual Funds
(Cost $407,812)		408,034

	Face Amount
U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
5.18% due 07/09/24[3,4]	$159,000	158,815
Total U.S. Treasury Bills
(Cost $158,814)		158,815

REPURCHASE AGREEMENTS††,5 - 6.5%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	199,088	199,088
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	156,958	156,958
Total Repurchase Agreements
(Cost $356,046)		356,046

34 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
EUROPE 1.25x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.6%
Money Market Fund***
First American Government Obligations Fund - Class X, 5.23%[7]	33,517	$33,517
Total Securities Lending Collateral
(Cost $33,517)		33,517

Total Investments - 63.4%
(Cost $3,219,403)		$3,458,496
Other Assets & Liabilities, net - 36.6%		1,994,560
Total Net Assets - 100.0%		$5,453,056

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	32	Sep 2024	$4,300,200	$(416)
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	90	Sep 2024	4,366,442	(1,393)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
EUROPE 1.25x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,502,084	$—	$—	$2,502,084
Mutual Funds	408,034	—	—	408,034
U.S. Treasury Bills	—	158,815	—	158,815
Repurchase Agreements	—	356,046	—	356,046
Securities Lending Collateral	33,517	—	—	33,517
Total Assets	$2,943,635	$514,861	$—	$3,458,496

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,393	$—	$—	$1,393
Currency Futures Contracts**	416	—	—	416
Total Liabilities	$1,809	$—	$—	$1,809

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$226,751	$—	$—	$—	$1,389	$228,140	9,255	$6,391
Guggenheim Ultra Short Duration Fund — Institutional Class	178,266	—	—	—	1,628	179,894	18,098	4,654
	$405,017	$—	$—	$—	$3,017	$408,034		$11,045

36 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value - including $32,538 of securities loaned (cost $2,455,545)	$2,694,416
Investments in affiliated issuers, at value (cost $407,812)	408,034
Repurchase agreements, at value (cost $356,046)	356,046
Cash	195
Receivables:
Fund shares sold	3,521,946
Foreign tax reclaims	8,610
Variation margin on futures contracts	5,178
Dividends	3,535
Securities lending income	255
Interest	158
Total assets	6,998,373

Liabilities:
Payable for:
Securities purchased	1,503,852
Return of securities lending collateral	33,517
Management fees	1,673
Transfer agent fees	861
Investor service fees	474
Fund shares redeemed	119
Portfolio accounting and administration fees	104
Trustees’ fees*	19
Miscellaneous	4,698
Total liabilities	1,545,317
Net assets	$5,453,056

Net assets consist of:
Paid in capital	$5,503,455
Total distributable earnings (loss)	(50,399)
Net assets	$5,453,056
Capital shares outstanding	38,345
Net asset value per share	$142.21

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $2,829)	$19,415
Dividends from securities of affiliated issuers	11,045
Interest	22,911
Income from securities lending, net	1,142
Total investment income	54,513

Expenses:
Management fees	10,266
Investor service fees	2,852
Transfer agent fees	3,075
Portfolio accounting and administration fees	1,768
Professional fees	1,551
Custodian fees	295
Trustees’ fees*	146
Miscellaneous	1,100
Total expenses	21,053
Less:
Expenses reimbursed by Adviser	(1,141)
Expenses waived by Adviser	(223)
Total waived/reimbursed expenses	(1,364)
Net expenses	19,689
Net investment income	34,824

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	96,849
Futures contracts	284,730
Foreign currency transactions	(256)
Net realized gain	381,323
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	7,545
Investments in affiliated issuers	3,017
Futures contracts	(46,510)
Foreign currency translations	(52)
Net change in unrealized appreciation (depreciation)	(36,000)
Net realized and unrealized gain	345,323
Net increase in net assets resulting from operations	$380,147

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$34,824	$119,615
Net realized gain on investments	381,323	206,613
Net change in unrealized appreciation (depreciation) on investments	(36,000)	266,559
Net increase in net assets resulting from operations	380,147	592,787

Distributions to shareholders	—	(11,417)

Capital share transactions:
Proceeds from sale of shares	29,418,934	45,985,057
Distributions reinvested	—	11,417
Cost of shares redeemed	(26,496,560)	(47,162,132)
Net increase (decrease) from capital share transactions	2,922,374	(1,165,658)
Net increase (decrease) in net assets	3,302,521	(584,288)

Net assets:
Beginning of period	2,150,535	2,734,823
End of period	$5,453,056	$2,150,535

Capital share activity:
Shares sold	217,571	372,415
Shares issued from reinvestment of distributions	—	89
Shares redeemed	(195,719)	(381,121)
Net increase (decrease) in shares	21,852	(8,617)

38 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$130.39	$108.91	$125.31	$105.80	$107.35	$84.49
Income (loss) from investment operations:
Net investment income (loss)[b]	2.07	3.29	.57	(.92)	(.63)	.76
Net gain (loss) on investments (realized and unrealized)	9.75	18.59	(16.97)	20.70	.73 [f]	23.18
Total from investment operations	11.82	21.88	(16.40)	19.78	.10	23.94
Less distributions from:
Net investment income	—	(.40)	—	(.27)	(1.65)	(1.08)
Total distributions	—	(.40)	—	(.27)	(1.65)	(1.08)
Net asset value, end of period	$142.21	$130.39	$108.91	$125.31	$105.80	$107.35

Total Return[c]	9.07%	20.09%	(13.07%)	18.71%	0.24%	28.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,453	$2,151	$2,735	$1,974	$2,523	$3,990
Ratios to average net assets:
Net investment income (loss)	3.05%	2.68%	0.53%	(0.78%)	(0.67%)	0.77%
Total expenses[d]	1.85%	1.90%	1.88%	1.80%	1.91%	1.88%
Net expenses[e]	1.73%	1.83%	1.78%	1.71%	1.86%	1.80%
Portfolio turnover rate	565%	725%	70%	374%	212%	391%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
JAPAN 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 26.7%
U.S. Treasury Bills
5.18% due 07/09/24[1,2]	$367,000	$366,574
Total U.S. Treasury Bills
(Cost $366,570)		366,574

FEDERAL AGENCY DISCOUNT NOTES†† - 14.5%
Farmer Mac
5.09% due 07/17/24[2]	100,000	99,766
Federal Home Loan Bank
5.24% due 07/26/24[2]	100,000	99,636
Total Federal Agency Discount Notes
(Cost $199,402)		199,402

FEDERAL AGENCY NOTES†† - 7.2%
Fannie Mae
1.63% due 10/15/24	100,000	98,922
Total Federal Agency Notes
(Cost $98,932)		98,922

REPURCHASE AGREEMENTS††,3 - 46.1%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	353,778	353,778
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	278,913	278,913
Total Repurchase Agreements
(Cost $632,691)		632,691

Total Investments - 94.5%
(Cost $1,297,595)		$1,297,589
Other Assets & Liabilities, net - 5.5%		75,536
Total Net Assets - 100.0%		$1,373,125

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	14	Sep 2024	$2,788,450	$61,703
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	35	Sep 2024	2,752,094	(61,544)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

40 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$366,574	$—	$366,574
Federal Agency Discount Notes	—	199,402	—	199,402
Federal Agency Notes	—	98,922	—	98,922
Repurchase Agreements	—	632,691	—	632,691
Equity Futures Contracts**	61,703	—	—	61,703
Total Assets	$61,703	$1,297,589	$—	$1,359,292

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$61,544	$—	$—	$61,544

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $664,904)	$664,898
Repurchase agreements, at value (cost $632,691)	632,691
Receivables:
Fund shares sold	67,147
Variation margin on futures contracts	12,244
Interest	623
Total assets	1,377,603

Liabilities:
Payable for:
Professional fees	1,127
Management fees	776
Printing fees	701
Transfer agent fees	574
Investor service fees	259
Portfolio accounting and administration fees	109
Fund shares redeemed	27
Trustees’ fees*	14
Miscellaneous	891
Total liabilities	4,478
Net assets	$1,373,125

Net assets consist of:
Paid in capital	$3,244,839
Total distributable earnings (loss)	(1,871,714)
Net assets	$1,373,125
Capital shares outstanding	16,858
Net asset value per share	$81.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Interest	$45,720
Total investment income	45,720

Expenses:
Management fees	6,360
Investor service fees	2,120
Transfer agent fees	2,258
Professional fees	1,403
Portfolio accounting and administration fees	1,315
Custodian fees	110
Trustees’ fees*	108
Miscellaneous	401
Total expenses	14,075
Less:
Expenses reimbursed by Adviser	(424)
Net expenses	13,651
Net investment income	32,069

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	107,719
Net realized gain	107,719
Net change in unrealized appreciation (depreciation) on:
Investments	(100)
Futures contracts	(85,972)
Net change in unrealized appreciation (depreciation)	(86,072)
Net realized and unrealized gain	21,647
Net increase in net assets resulting from operations	$53,716

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$32,069	$55,630
Net realized gain on investments	107,719	112,812
Net change in unrealized appreciation (depreciation) on investments	(86,072)	131,540
Net increase in net assets resulting from operations	53,716	299,982

Distributions to shareholders	—	(1,317)

Capital share transactions:
Proceeds from sale of shares	4,361,544	9,093,882
Distributions reinvested	—	1,317
Cost of shares redeemed	(4,529,819)	(8,835,567)
Net increase (decrease) from capital share transactions	(168,275)	259,632
Net increase (decrease) in net assets	(114,559)	558,297

Net assets:
Beginning of period	1,487,684	929,387
End of period	$1,373,125	$1,487,684

Capital share activity:
Shares sold	49,977	129,373
Shares issued from reinvestment of distributions	—	16
Shares redeemed	(52,180)	(126,335)
Net increase (decrease) in shares	(2,203)	3,054

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$78.05	$58.06	$101.86	$118.59	$85.35	$62.30
Income (loss) from investment operations:
Net investment income (loss)[b]	1.63	2.39	.07	(1.11)	(.65)	.66
Net gain (loss) on investments (realized and unrealized)	1.77	17.63	(43.87)	(15.62)	34.73	23.49
Total from investment operations	3.40	20.02	(43.80)	(16.73)	34.08	24.15
Less distributions from:
Net investment income	—	(.03)	—	—	(.84)	(1.10)
Total distributions	—	(.03)	—	—	(.84)	(1.10)
Net asset value, end of period	$81.45	$78.05	$58.06	$101.86	$118.59	$85.35

Total Return[c]	4.36%	34.46%	(42.99%)	(14.11%)	40.46%	39.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,373	$1,488	$929	$1,783	$2,993	$2,037
Ratios to average net assets:
Net investment income (loss)	3.78%	3.38%	0.10%	(0.97%)	(0.82%)	0.89%
Total expenses[d]	1.66%	1.70%	1.67%	1.59%	1.72%	1.72%
Net expenses[e]	1.61%	1.69%	1.63%	1.53%	1.67%	1.64%
Portfolio turnover rate	—	—	—	41%	199%	153%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

44 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 22.4%
Federal Home Loan Bank
5.25% due 07/19/24[1]	$600,000	$598,425
Farmer Mac
5.09% due 07/17/24[1]	200,000	199,532
Total Federal Agency Discount Notes
(Cost $797,957)		797,957

FEDERAL AGENCY NOTES†† - 12.7%
Fannie Mae
1.75% due 07/02/24	450,000	449,955
Total Federal Agency Notes
(Cost $449,955)		449,955

U.S. TREASURY BILLS†† - 11.6%
U.S. Treasury Bills
5.20% due 07/02/24[1]	350,000	349,949
5.18% due 07/09/24[1,2]	61,000	60,929
Total U.S. Treasury Bills
(Cost $410,878)		410,878

REPURCHASE AGREEMENTS††,3 - 52.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	1,048,725	1,048,725
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	826,797	826,797
Total Repurchase Agreements
(Cost $1,875,522)		1,875,522

Total Investments - 99.4%
(Cost $3,534,312)		$3,534,312
Other Assets & Liabilities, net - 0.6%		22,574
Total Net Assets - 100.0%		$3,556,886

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	56	Sep 2024	$5,910,800	$33,369

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	09/24/24	11,246	$1,186,222	$5,096

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2024.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$797,957	$—	$797,957
Federal Agency Notes	—	449,955	—	449,955
U.S. Treasury Bills	—	410,878	—	410,878
Repurchase Agreements	—	1,875,522	—	1,875,522
Currency Futures Contracts**	33,369	—	—	33,369
Currency Index Swap Agreements**	—	5,096	—	5,096
Total Assets	$33,369	$3,539,408	$—	$3,572,777

**	This derivative is reported as unrealized appreciation/depreciation at period end.

46 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $1,658,790)	$1,658,790
Repurchase agreements, at value (cost $1,875,522)	1,875,522
Segregated cash with broker	29,869
Unrealized appreciation on OTC swap agreements	5,096
Receivables:
Interest	4,746
Fund shares sold	3,619
Swap settlement	1,620
Total assets	3,579,262

Liabilities:
Payable for:
Fund shares redeemed	9,756
Licensing fees	5,436
Management fees	1,599
Variation margin on futures contracts	1,176
Transfer agent/maintenance fees	765
Investor service fees	444
Portfolio accounting and administration fees	98
Trustees’ fees*	16
Miscellaneous	3,086
Total liabilities	22,376
Net assets	$3,556,886

Net assets consist of:
Paid in capital	$4,315,959
Total distributable earnings (loss)	(759,073)
Net assets	$3,556,886
Capital shares outstanding	69,503
Net asset value per share	$51.18

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Interest	$51,486
Total investment income	51,486

Expenses:
Management fees	8,617
Investor service fees	2,394
Transfer agent fees	2,537
Licensing fees	3,315
Portfolio accounting and administration fees	1,484
Professional fees	378
Custodian fees	124
Trustees’ fees*	114
Miscellaneous	1,587
Total expenses	20,550
Less:
Expenses reimbursed by Adviser	(957)
Net expenses	19,593
Net investment income	31,893

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2)
Swap agreements	18,050
Futures contracts	42,102
Net realized gain	60,150
Net change in unrealized appreciation (depreciation) on:
Investments	(44)
Swap agreements	3,857
Futures contracts	30,766
Net change in unrealized appreciation (depreciation)	34,579
Net realized and unrealized gain	94,729
Net increase in net assets resulting from operations	$126,622

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$31,893	$94,410
Net realized gain (loss) on investments	60,150	(131,077)
Net change in unrealized appreciation (depreciation) on investments	34,579	21,308
Net increase (decrease) in net assets resulting from operations	126,622	(15,359)

Distributions to shareholders	—	(6,475)

Capital share transactions:
Proceeds from sale of shares	14,791,455	19,309,766
Distributions reinvested	—	6,475
Cost of shares redeemed	(12,771,653)	(21,456,980)
Net increase (decrease) from capital share transactions	2,019,802	(2,140,739)
Net increase (decrease) in net assets	2,146,424	(2,162,573)

Net assets:
Beginning of period	1,410,462	3,573,035
End of period	$3,556,886	$1,410,462

Capital share activity:
Shares sold	304,388	419,238
Shares issued from reinvestment of distributions	—	151
Shares redeemed	(265,840)	(467,545)
Net increase (decrease) in shares	38,548	(48,156)

48 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$45.56	$45.16	$39.05	$35.15	$41.21	$39.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.81	1.44	.06	(.49)	(.43)	.21
Net gain (loss) on investments (realized and unrealized)	4.81	(.92)	6.05	4.39	(5.32)	1.63
Total from investment operations	5.62	.52	6.11	3.90	(5.75)	1.84
Less distributions from:
Net investment income	—	(.12)	—	—	(.31)	(.36)
Total distributions	—	(.12)	—	—	(.31)	(.36)
Net asset value, end of period	$51.18	$45.56	$45.16	$39.05	$35.15	$41.21

Total Return[c]	12.34%	1.18%	15.65%	11.10%	(14.03%)	4.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,557	$1,410	$3,573	$4,004	$1,556	$1,412
Ratios to average net assets:
Net investment income (loss)	3.33%	3.13%	0.13%	(1.32%)	(1.05%)	0.50%
Total expenses[d]	2.15%	1.99%	1.96%	1.99%	2.02%	2.09%
Net expenses[e]	2.05%	1.92%	1.89%	1.90%	1.96%	2.02%
Portfolio turnover rate	—	—	—	131%	103%	102%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
WEAKENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 25.8%
Federal Home Loan Bank
5.24% due 07/26/24[1]	$100,000	$99,636
Farmer Mac
5.09% due 07/17/24[1]	50,000	49,883
Total Federal Agency Discount Notes
(Cost $149,519)		149,519

U.S. TREASURY BILLS†† - 19.7%
U.S. Treasury Bills
5.20% due 07/05/24[1]	100,000	99,941
5.18% due 07/09/24[1,2]	14,000	13,984
Total U.S. Treasury Bills
(Cost $113,926)		113,925

FEDERAL AGENCY NOTES†† - 17.3%
Fannie Mae
1.75% due 07/02/24	100,000	99,991
Total Federal Agency Notes
(Cost $99,990)		99,991

REPURCHASE AGREEMENTS††,3 - 38.3%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24[4]	123,928	123,928
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24[4]	97,703	97,703
Total Repurchase Agreements
(Cost $221,631)		221,631

Total Investments - 101.1%
(Cost $585,066)		$585,066
Other Assets & Liabilities, net - (1.1)%		(6,207)
Total Net Assets - 100.0%		$578,859

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	9	Sep 2024	$949,950	$(6,754)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	09/24/24	2,003	$211,291	$(1,043)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2024.

See Sector Classification in Other Information section.

50 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$149,519	$—	$149,519
U.S. Treasury Bills	—	113,925	—	113,925
Federal Agency Notes	—	99,991	—	99,991
Repurchase Agreements	—	221,631	—	221,631
Total Assets	$—	$585,066	$—	$585,066

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$6,754	$—	$—	$6,754
Currency Index Swap Agreements**	—	1,043	—	1,043
Total Liabilities	$6,754	$1,043	$—	$7,797

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $363,435)	$363,435
Repurchase agreements, at value (cost $221,631)	221,631
Segregated cash with broker	312
Receivables:
Interest	968
Variation margin on futures contracts	189
Total assets	586,535

Liabilities:
Unrealized depreciation on OTC swap agreements	1,043
Payable for:
Fund shares redeemed	2,003
Licensing fees	1,957
Swap settlement	636
Management fees	407
Transfer agent fees	271
Investor service fees	113
Portfolio accounting and administration fees	25
Trustees’ fees*	6
Miscellaneous	1,215
Total liabilities	7,676
Net assets	$578,859

Net assets consist of:
Paid in capital	$2,392,849
Total distributable earnings (loss)	(1,813,990)
Net assets	$578,859
Capital shares outstanding	14,309
Net asset value per share	$40.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Interest	$22,686
Total investment income	22,686

Expenses:
Management fees	3,724
Investor service fees	1,035
Transfer agent fees	1,085
Licensing fees	1,412
Portfolio accounting and administration fees	641
Professional fees	310
Custodian fees	53
Trustees’ fees*	47
Miscellaneous	597
Total expenses	8,904
Less:
Expenses reimbursed by Adviser	(414)
Net expenses	8,490
Net investment income	14,196

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(30,870)
Futures contracts	(100,366)
Net realized loss	(131,236)
Net change in unrealized appreciation (depreciation) on:
Investments	(17)
Swap agreements	(2,484)
Futures contracts	(29,548)
Net change in unrealized appreciation (depreciation)	(32,049)
Net realized and unrealized loss	(163,285)
Net decrease in net assets resulting from operations	$(149,089)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,196	$35,982
Net realized loss on investments	(131,236)	(85,100)
Net change in unrealized appreciation (depreciation) on investments	(32,049)	19,832
Net decrease in net assets resulting from operations	(149,089)	(29,286)

Distributions to shareholders	—	(602)

Capital share transactions:
Proceeds from sale of shares	6,354,020	7,045,169
Distributions reinvested	—	602
Cost of shares redeemed	(6,247,044)	(7,801,393)
Net increase (decrease) from capital share transactions	106,976	(755,622)
Net decrease in net assets	(42,113)	(785,510)

Net assets:
Beginning of period	620,972	1,406,482
End of period	$578,859	$620,972

Capital share activity:
Shares sold	147,566	161,195
Shares issued from reinvestment of distributions	—	13
Shares redeemed	(147,298)	(179,853)
Net increase (decrease) in shares	268	(18,645)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$44.23	$43.03	$52.78	$61.36	$56.17	$59.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.71	1.27	.05	(.83)	(.76)	.28
Net gain (loss) on investments (realized and unrealized)	(4.49)	(.03)	(9.80)	(7.75)	6.19	(3.17)
Total from investment operations	(3.78)	1.24	(9.75)	(8.58)	5.43	(2.89)
Less distributions from:
Net investment income	—	(.04)	—	—	(.24)	(.50)
Total distributions	—	(.04)	—	—	(.24)	(.50)
Net asset value, end of period	$40.45	$44.23	$43.03	$52.78	$61.36	$56.17

Total Return[c]	(8.55%)	2.85%	(18.47%)	(13.98%)	9.69%	(4.85%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$579	$621	$1,406	$693	$2,332	$587
Ratios to average net assets:
Net investment income (loss)	3.43%	2.96%	0.12%	(1.43%)	(1.35%)	0.50%
Total expenses[d]	2.15%	1.97%	1.93%	2.00%	2.00%	2.08%
Net expenses[e]	2.05%	1.91%	1.85%	1.93%	1.96%	2.00%
Portfolio turnover rate	—	—	—	93%	129%	187%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Does not include expense of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

54 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2024, the Trust consisted of forty-nine Funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund Name	Investment Company Type
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (“Security Investors” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If a pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation,

56 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at June 30, 2024.

(k) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	$3,152,955	$—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	7,096,017	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,638,704	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,091,053

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

58 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$795,598	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	402,754

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency/Equity futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Currency swap agreements	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2024:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Futures Foreign Currency Exchange Risk*		Swaps Currency Risk	Total Value at June 30, 2024
Japan 2x Strategy Fund	$61,703	$		$—	$61,703
Strengthening Dollar 2x Strategy Fund	—		33,369	5,096	38,465

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Total Value at June 30, 2024
Europe 1.25x Strategy Fund	$1,393	$416	$—	$1,809
Japan 2x Strategy Fund	—	61,544	—	61,544
Weakening Dollar 2x Strategy Fund		6,754	1,043	7,797

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Funds’ Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/equity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Currency swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended June 30, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$248,476	$36,254	$—	$284,730
Japan 2x Strategy Fund	441,480	(333,761)	—	107,719
Strengthening Dollar 2x Strategy Fund	—	42,102	18,050	60,152
Weakening Dollar 2x Strategy Fund	—	(100,366)	(30,870)	(131,236)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$(2,174)	$(44,336)	$—	$(46,510)
Japan 2x Strategy Fund	66,075	(152,047)	—	(85,972)
Strengthening Dollar 2x Strategy Fund	—	30,766	3,857	34,623
Weakening Dollar 2x Strategy Fund	—	(29,548)	(2,484)	(32,032)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from

60 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Strengthening Dollar 2x Strategy Fund	Currency swap agreements	$5,096	$—	$5,096	$—	$—	$5,096

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Weakening Dollar 2x Strategy Fund	Currency swap agreements	$1,043	$—	$1,043	$(1,043)	$—	$—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Strengthening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	$29,869	$—
Weakening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	312	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan under which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2024, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Europe 1.25x Strategy Fund	$223

Effective June 1, 2021, GI has contractually agreed to waive and/or reimburse expenses for the Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund, in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement automatically renews for one-year terms, unless GI provides written notice to the Funds of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated with such termination effective upon the effective date of the termination of the Advisory Agreement.

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for each Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This arrangement took effect on August 1, 2023 and the end of the initial term was August 1, 2024. This agreement automatically renews for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
5.32%			0.25% - 1.25%
Due 07/01/24	$43,706,715	$43,726,092	Due 05/31/25 - 12/31/26	$48,026,100	$44,579,381

			U.S. Treasury Strip
			0.00%
			Due 11/15/26	1,630	1,468
				48,027,730	44,580,849

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
5.30%			0.13%
Due 07/01/24	34,457,607	34,472,826	Due 02/15/51	33,963,856	20,155,050

			U.S. Treasury Strips
			0.00%
			Due 02/15/44 - 08/15/48	44,528,500	14,991,724
				78,492,356	35,146,774

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

64 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2024, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P MidCap 400® Pure Value Fund	$39,944	$(39,944)	$—	$40,824	$—	$40,824
S&P SmallCap 600® Pure Growth Fund	33,130	(33,130)	—	33,705	—	33,705
S&P SmallCap 600® Pure Value Fund	158,649	(158,649)	—	171,862	—	171,862
Europe 1.25x Strategy Fund	32,538	(32,538)	—	33,517	—	33,517

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
S&P 500® Pure Growth Fund	$24,318,451	$5,199,088	$(385,709)	$4,813,379
S&P 500® Pure Value Fund	18,354,782	1,967,329	(583,595)	1,383,734
S&P MidCap 400® Pure Growth Fund	11,574,372	1,808,418	(151,455)	1,656,963
S&P MidCap 400® Pure Value Fund	6,411,938	1,183,148	(263,341)	919,807
S&P SmallCap 600® Pure Growth Fund	5,961,729	1,068,171	(194,956)	873,215
S&P SmallCap 600® Pure Value Fund	8,346,754	383,800	(498,676)	(114,876)
Europe 1.25x Strategy Fund	3,279,648	179,355	(2,316)	177,039
Japan 2x Strategy Fund	1,297,595	61,707	(61,554)	153
Strengthening Dollar 2x Strategy Fund	3,534,312	38,466	(1)	38,465
Weakening Dollar 2x Strategy Fund	585,066	—	(7,797)	(7,797)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$35,038,251	$32,006,668
S&P 500® Pure Value Fund	18,932,761	18,815,182
S&P MidCap 400® Pure Growth Fund	32,046,342	29,657,021
S&P MidCap 400® Pure Value Fund	2,861,285	6,590,319
S&P SmallCap 600® Pure Growth Fund	9,965,944	10,099,769
S&P SmallCap 600® Pure Value Fund	10,396,756	11,474,957
Europe 1.25x Strategy Fund	10,191,054	8,725,817
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2024, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® Pure Growth Fund	$9,758,027	$5,797,803	$126,802
S&P 500® Pure Value Fund	5,972,305	2,304,519	(55,319)
S&P MidCap 400 Pure Growth Fund	1,806,943	2,923,174	410,180
S&P MidCap 400 Pure Value Fund	341,940	583,386	(144,546)
S&P SmallCap 600 Pure Growth Fund	964,345	495,548	86,863
S&P SmallCap 600 Pure Value Fund	536,063	130,114	(5,301)
Europe 1.25x Strategy Fund	398,367	1,222,359	68,409

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 3, 2024, the line of credit agreement was renewed and expires on November 18, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.50% for the period ended June 30, 2024. The Funds did not have any borrowings outstanding under this agreement at June 30, 2024.

The average daily balances borrowed for the period ended June 30, 2024, were as follows:

Fund	Average Daily Balance
S&P 500® Pure Value Fund	$90
S&P MidCap 400 Pure Growth Fund	377
S&P MidCap 400 Pure Value Fund	320
S&P SmallCap 600 Pure Growth Fund	120
S&P SmallCap 600 Pure Value Fund	216

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor

66 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

On May 21, 2024, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse, in addition to other contractual wavier and/or reimbursement arrangements, expenses for Europe 1.25x Strategy Fund in an amount equal to an annual percentage rate of 0.10% of the Fund’s average daily net assets. This arrangement will take effect on August 1, 2024 and the end of the initial term is May 1, 2026. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board of Trustees upon sixty days’ written notice to GI. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

OTHER INFORMATION (Unaudited)

A Brief Note on The Compounding of Returns

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

68 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

70 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

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Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

72 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Report of the Rydex Variable Trust Board of Trustees

As discussed further below, the Board, including the Independent Trustees, approved the renewal of the investment management agreement between the Trust, on behalf of each Fund listed below, and Security Investors (the “Advisory Agreement”) at a meeting held on May 20-21, 2024.

Tradable Funds*** (Including Sector Funds)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse Mid-Cap Strategy Fund
●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 Strategy Fund
●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund*	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	S&P 500 2x Strategy Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.”
***	Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors,

[1]

Security Investors also serves as investment adviser to each of the Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC, and Rydex Variable Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund, respectively, that are organized as exempted companies under the laws of the Cayman Islands and used by the Funds to obtain exposure to commodities. Pursuant to separate investment management agreements between Security Investors and each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), each Subsidiary pays Security Investors an advisory fee at the same rate that its respective Fund pays Security Investors under the Advisory Agreement between the Trust, on behalf of the Funds, and Security Investors. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Subsidiary Advisory Agreements. In addition, Security Investors has entered into a separate waiver agreement, with respect to each applicable Fund, pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each Fund for so long as the Fund invests in its respective Subsidiary, and may be terminated only with the approval of the Board.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 16, 2024 (the “April Meeting”) and May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

As a part of its analysis, the Committee considered that Guggenheim had engaged in a strategic review of the Guggenheim fund line-up beginning in 2023, which resulted in a recommendation to the Board in 2024 for the Long Short Equity Fund to be liquidated and terminated (the “Proposed Liquidation”). The Committee noted that the Board was engaged in an extensive due diligence process to evaluate the Proposed Liquidation, which was ongoing at the time of the May Board Meeting (defined below), at which meeting the Advisory Agreement was being considered for renewal. The Committee considered the potential timing of the Proposed Liquidation and that the continuation of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board and by shareholders, and would provide for the operation of the Fund to continue in the event the Board or shareholders do not approve the Proposed Liquidation.

74 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered Guggenheim’s discussions with the Committee and the Board regarding the Proposed Liquidation, including at the April Meeting and the May Meetings. In this regard, the Committee considered Guggenheim’s representation that it continues to manage the Long Short Equity Fund in the best interest of the Fund and its shareholders and will continue to do so for so long as it serves as investment adviser to the Fund, including until the Proposed Liquidation, if approved by the Board and by shareholders, is completed. In addition, the Committee considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2023, 2022 and 2021. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2023 and 2022, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee also considered management’s representations at the April Meeting that there continued to be a high level of trading activity in the Tradable Funds and that the Tradable Funds continued to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 75

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2023, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2024. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund slightly underperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2023, and that its performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year time periods.

76 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. With respect to Multi-Hedge Strategies Fund, the Committee considered that the performance universe is limited in size and is comprised of only one other fund. The Committee observed that the returns of each Alternative Fund ranked in the first quartile of its performance universe for each of the five-year and three-year periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to the Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee of 0.90% of its average daily net assets was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted the continuation through August 1, 2025 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each such Fund by 0.05% of its average daily net assets.3 For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee also considered that each Fund’s net effective management fee was generally competitive. The Committee noted that for Funds with a higher total net expense ratio as compared to the peer fund, the higher total net expense ratio was driven primarily by the higher other operating expenses of each such Fund.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

[3]

Inverse Government Long Bond Strategy Fund, Inverse Dow 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, NASDAQ-100 2x Strategy Fund, Europe 1.25x Strategy Fund, Russell 2000 2x Strategy Fund, Dow 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500 2x Strategy Fund and Mid Cap 1.5x Strategy Fund.

THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT | 77

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee was lower than that of the comparable peer fund and the Fund’s net effective management fee and total net expense ratio were higher than those of the comparable peer fund.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered management’s agreement, as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of the Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2024, with an initial term ending August 1, 2025, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. The Committee also considered the continuation, through August 1, 2025, of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. As stated above, the Committee also noted the continuation, through August 1, 2025, of management’s separate agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for Multi-Hedge Strategies Fund each rank in the first quartile of the Fund’s peer group. In addition, the Committee made the following observations:

Global Managed Futures Strategy Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peer. The Committee considered that the peer group is limited in size and is comprised of only one other fund.

Long Short Equity Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peers. The Committee considered that the peer group is limited in size and is comprised of only two other funds. The Committee also considered the small size of the Fund and that it was proposed for liquidation.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2023, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2022 and December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

78 | THE RYDEX FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2023 was attributable to decreased product and distribution related costs driven by lower average assets under management (which also resulted in decreased revenue from the funds in the Guggenheim fund complex), decreased expense waivers and reimbursements, and decreased expenses associated with non-recurring items.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement. As a part of its considerations, the Board noted its ongoing evaluation of the Proposed Liquidation for the Long Short Equity Fund and determined that the renewal of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board and by shareholders, and would provide for the operation of the Fund to continue in the event the Board or shareholders do not approve the Proposed Liquidation. (Following the May Board Meeting, the Board approved the Proposed Liquidation, subject to shareholder approval, at a reconvening of the May Board Meeting held by videoconference on May 24, 2024.)

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6.30.2024

Rydex Variable Trust Funds Financial Statements

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

GuggenheimInvestments.com	RVASECF-SEMI-2-0624X1224

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Financial Report)
BANKING FUND	2
BASIC MATERIALS FUND	7
BIOTECHNOLOGY FUND	12
CONSUMER PRODUCTS FUND	17
ELECTRONICS FUND	22
ENERGY FUND	27
ENERGY SERVICES FUND	32
FINANCIAL SERVICES FUND	37
HEALTH CARE FUND	43
INTERNET FUND	48
LEISURE FUND	53
PRECIOUS METALS FUND	58
REAL ESTATE FUND	63
RETAILING FUND	69
TECHNOLOGY FUND	74
TELECOMMUNICATIONS FUND	80
TRANSPORTATION FUND	85
UTILITIES FUND	90
NOTES TO FINANCIAL STATEMENTS	95
OTHER INFORMATION	103
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	104
Item 9: Proxy Disclosures for Open-End Management Investment Companies	105
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies	106
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	107

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
BANKING FUND

	Shares	Value
COMMON STOCKS† - 98.5%

Banks - 92.9%
Citigroup, Inc.	1,345	$85,354
JPMorgan Chase & Co.	417	84,342
Wells Fargo & Co.	1,404	83,384
Bank of America Corp.	2,052	81,608
PNC Financial Services Group, Inc.	436	67,789
U.S. Bancorp	1,678	66,617
Truist Financial Corp.	1,628	63,248
Bank of New York Mellon Corp.	964	57,734
NU Holdings Limited/Cayman Islands — Class A*	3,795	48,918
M&T Bank Corp.	290	43,894
Fifth Third Bancorp	1,182	43,131
State Street Corp.	541	40,034
Huntington Bancshares, Inc.	2,910	38,354
Regions Financial Corp.	1,886	37,795
Northern Trust Corp.	418	35,104
Citizens Financial Group, Inc.	959	34,553
Toronto-Dominion Bank	602	33,086
ICICI Bank Ltd. ADR	1,133	32,642
KeyCorp	2,246	31,916
HDFC Bank Ltd. ADR	487	31,329
East West Bancorp, Inc.	380	27,827
First Horizon Corp.	1,638	25,831
Bank of Nova Scotia	554	25,329
Webster Financial Corp.	557	24,280
Royal Bank of Canada	224	23,829
Comerica, Inc.	443	22,611
Commerce Bancshares, Inc.	403	22,479
Western Alliance Bancorporation	354	22,238
Zions Bancorp North America	507	21,989
First Citizens BancShares, Inc. — Class A	13	21,887
Wintrust Financial Corp.	219	21,585
Cullen/Frost Bankers, Inc.	212	21,546
Pinnacle Financial Partners, Inc.	267	21,371
SouthState Corp.	277	21,168
Popular, Inc.	239	21,135
Synovus Financial Corp.	522	20,979
Prosperity Bancshares, Inc.	339	20,726
Old National Bancorp	1,205	20,714
Canadian Imperial Bank of Commerce	430	20,442
HSBC Holdings plc ADR[1]	463	20,141
Cadence Bank	694	19,626
FNB Corp.	1,425	19,494
Bank OZK	466	19,106
Home BancShares, Inc.	771	18,473
UBS Group AG*	623	18,403
Bank of Montreal	216	18,112
Columbia Banking System, Inc.	907	18,040
United Bankshares, Inc.	556	18,037
Hancock Whitney Corp.	374	17,888
Barclays plc ADR	1,587	16,997
First Financial Bankshares, Inc.	554	16,360
UMB Financial Corp.	191	15,933
Associated Banc-Corp.	731	15,461

Fulton Financial Corp.	902	15,316
Valley National Bancorp	2,189	15,279
United Community Banks, Inc.	594	15,123
Texas Capital Bancshares, Inc.*	243	14,857
International Bancshares Corp.	259	14,817
Cathay General Bancorp	381	14,371
First Hawaiian, Inc.	687	14,262
First Interstate BancSystem, Inc. — Class A	493	13,691
Ameris Bancorp	268	13,494
CVB Financial Corp.	771	13,292
Eastern Bankshares, Inc.	943	13,183
Simmons First National Corp. — Class A	734	12,904
Bank of Hawaii Corp.	225	12,872
Seacoast Banking Corporation of Florida	519	12,269
BOK Financial Corp.	133	12,188
Bancorp, Inc.*	322	12,159
Independent Bank Corp.	209	10,600
Banco Bradesco S.A. ADR	4,368	9,784
Total Banks		1,961,330

Diversified Financial Services - 2.9%
Capital One Financial Corp.	445	61,610

Savings & Loans - 2.7%
New York Community Bancorp, Inc.	4,758	15,321
WSFS Financial Corp.	318	14,946
WaFd, Inc.	472	13,490
Pacific Premier Bancorp, Inc.	575	13,207
Total Savings & Loans		56,964

Total Common Stocks
(Cost $992,149)		2,079,904

PREFERRED STOCKS† - 0.9%
Financial - 0.9%
Itau Unibanco Holding S.A.
ADR	3,475	20,294
Total Preferred Stocks
(Cost $15,899)		20,294

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$9,523	9,523
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	7,507	7,507
Total Repurchase Agreements
(Cost $17,030)		17,030

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
BANKING FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	7,429	$7,429
Total Securities Lending Collateral
(Cost $7,429)		7,429

Total Investments - 100.6%
(Cost $1,032,507)		$2,124,657
Other Assets & Liabilities, net - (0.6)%		(13,384)
Total Net Assets - 100.0%		$2,111,273

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,079,904	$—	$—	$2,079,904
Preferred Stocks	20,294	—	—	20,294
Repurchase Agreements	—	17,030	—	17,030
Securities Lending Collateral	7,429	—	—	7,429
Total Assets	$2,107,627	$17,030	$—	$2,124,657

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $7,221 of securities loaned (cost $1,015,477)	$2,107,627
Repurchase agreements, at value (cost $17,030)	17,030
Receivables:
Fund shares sold	39,717
Dividends	6,281
Foreign tax reclaims	504
Interest	8
Securities lending income	4
Total assets	2,171,171

Liabilities:
Payable for:
Securities purchased	45,280
Return of securities lending collateral	7,429
Management fees	1,360
Transfer agent fees	844
Investor service fees	400
Portfolio accounting and administration fees	168
Trustees’ fees*	22
Fund shares redeemed	18
Miscellaneous	4,377
Total liabilities	59,898
Net assets	$2,111,273

Net assets consist of:
Paid in capital	$1,633,345
Total distributable earnings (loss)	477,928
Net assets	$2,111,273
Capital shares outstanding	21,240
Net asset value per share	$99.40

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $747)	$43,041
Interest	408
Income from securities lending, net	163
Total investment income	43,612

Expenses:
Management fees	10,499
Transfer agent fees	3,455
Investor service fees	3,088
Professional fees	2,249
Portfolio accounting and administration fees	1,914
Trustees’ fees*	194
Custodian fees	163
Line of credit fees	52
Miscellaneous	211
Total expenses	21,825
Less:
Expenses reimbursed by Adviser	(617)
Net expenses	21,208
Net investment income	22,404

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	326,354
Net realized gain	326,354
Net change in unrealized appreciation (depreciation) on:
Investments	(338,739)
Net change in unrealized appreciation (depreciation)	(338,739)
Net realized and unrealized loss	(12,385)
Net increase in net assets resulting from operations	$10,019

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$22,404	$62,928
Net realized gain on investments	326,354	245,224
Net change in unrealized appreciation (depreciation) on investments	(338,739)	(30,082)
Net increase in net assets resulting from operations	10,019	278,070

Distributions to shareholders	—	(51,206)

Capital share transactions:
Proceeds from sale of shares	939,966	6,793,120
Distributions reinvested	—	51,206
Cost of shares redeemed	(2,613,501)	(6,946,582)
Net decrease from capital share transactions	(1,673,535)	(102,256)
Net increase (decrease) in net assets	(1,663,516)	124,608

Net assets:
Beginning of period	3,774,789	3,650,181
End of period	$2,111,273	$3,774,789

Capital share activity:
Shares sold	9,727	78,992
Shares issued from reinvestment of distributions	—	616
Shares redeemed	(27,442)	(79,012)
Net increase (decrease) in shares	(17,715)	596

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$96.90	$95.16	$116.67	$88.04	$97.20	$76.46
Income (loss) from investment operations:
Net investment income (loss)[b]	.87	1.71	1.01	.82	1.18	.94
Net gain (loss) on investments (realized and unrealized)	1.63 [e]	.95	(20.83)	28.58	(9.63)	20.67
Total from investment operations	2.50	2.66	(19.82)	29.40	(8.45)	21.61
Less distributions from:
Net investment income	—	(.92)	(1.69)	(.77)	(.71)	(.87)
Total distributions	—	(.92)	(1.69)	(.77)	(.71)	(.87)
Net asset value, end of period	$99.40	$96.90	$95.16	$116.67	$88.04	$97.20

Total Return[c]	2.58%	2.97%	(17.02%)	33.49%	(8.46%)	28.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,111	$3,775	$3,650	$6,907	$4,234	$5,838
Ratios to average net assets:
Net investment income (loss)	1.81%	2.02%	0.95%	0.73%	1.60%	1.07%
Total expenses	1.77%	1.81%	1.77%	1.69%	1.82%	1.82%
Net expenses[d]	1.72%	1.79%	1.77%	1.69%	1.82%	1.82%
Portfolio turnover rate	47%	228%	375%	351%	529%	246%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Chemicals - 35.6%
Linde plc	733	$321,648
Sherwin-Williams Co.	618	184,430
Ecolab, Inc.	718	170,884
Air Products and Chemicals, Inc.	616	158,959
Dow, Inc.	2,481	131,617
DuPont de Nemours, Inc.	1,509	121,459
PPG Industries, Inc.	945	118,966
LyondellBasell Industries N.V. — Class A	1,156	110,583
International Flavors & Fragrances, Inc.	1,143	108,825
Nutrien Ltd.	1,635	83,238
CF Industries Holdings, Inc.	1,116	82,718
Celanese Corp. — Class A	609	82,148
RPM International, Inc.	743	80,006
Eastman Chemical Co.	752	73,673
Albemarle Corp.	731	69,825
Mosaic Co.	2,388	69,013
Arcadium Lithium plc*	20,419	68,608
FMC Corp.	1,052	60,542
Axalta Coating Systems Ltd.*	1,736	59,319
Element Solutions, Inc.	2,047	55,515
Olin Corp.	1,069	50,403
Westlake Corp.	343	49,673
Ashland, Inc.	479	45,261
Huntsman Corp.	1,819	41,419
Chemours Co.	1,710	38,595
Balchem Corp.	225	34,639
Innospec, Inc.	224	27,684
Total Chemicals		2,499,650

Mining - 24.0%
Freeport-McMoRan, Inc.	3,856	187,402
Newmont Corp.	3,710	155,338
Barrick Gold Corp.	6,708	111,889
Agnico Eagle Mines Ltd.	1,399	91,494
BHP Group Ltd. ADR[1]	1,544	88,147
Rio Tinto plc ADR	1,336	88,082
Wheaton Precious Metals Corp.	1,592	83,453
Kinross Gold Corp.	10,002	83,217
Anglogold Ashanti plc	3,209	80,642
Gold Fields Ltd. ADR	5,258	78,344
Franco-Nevada Corp.	652	77,275
Pan American Silver Corp.	3,769	74,928
Alamos Gold, Inc. — Class A	4,560	71,501
Southern Copper Corp.	635	68,415
Royal Gold, Inc.	518	64,833
Alcoa Corp.	1,501	59,710
Sigma Lithium Corp.*,1	4,900	58,947
B2Gold Corp.	20,721	55,947
Hecla Mining Co.	7,510	36,423
MP Materials Corp.*,1	2,070	26,351
Century Aluminum Co.*	1,295	21,691
SSR Mining, Inc.	4,539	20,471
Total Mining		1,684,500

Iron & Steel - 12.2%
Nucor Corp.	877	138,636
Vale S.A. ADR	9,410	105,110
Steel Dynamics, Inc.	771	99,845
Reliance, Inc.	316	90,250
ArcelorMittal S.A.	3,024	69,340
Gerdau S.A. ADR	19,698	65,003
United States Steel Corp.	1,647	62,257
Cleveland-Cliffs, Inc.*	3,977	61,206
ATI, Inc.*	1,046	58,001
Commercial Metals Co.	1,054	57,959
Carpenter Technology Corp.	483	52,927
Total Iron & Steel		860,534

Packaging & Containers - 10.6%
Ball Corp.	1,523	91,411
Packaging Corporation of America	483	88,177
Amcor plc	8,091	79,130
Westrock Co.	1,563	78,556
AptarGroup, Inc.	468	65,899
Crown Holdings, Inc.	857	63,752
Graphic Packaging Holding Co.	2,335	61,200
Berry Global Group, Inc.	958	56,378
Sealed Air Corp.	1,368	47,593
Sonoco Products Co.	904	45,851
Silgan Holdings, Inc.	953	40,341
O-I Glass, Inc.*	2,564	28,537
Total Packaging & Containers		746,825

Building Materials - 8.9%
CRH plc*	2,034	152,509
Martin Marietta Materials, Inc.	228	123,530
Vulcan Materials Co.	494	122,848
Cemex SAB de CV ADR	11,067	70,718
Eagle Materials, Inc.	264	57,410
Louisiana-Pacific Corp.	580	47,751
Summit Materials, Inc. — Class A*	1,252	45,836
Total Building Materials		620,602

Coal - 2.6%
Teck Resources Ltd. — Class B	1,909	91,441
Warrior Met Coal, Inc.	631	39,608
Arch Resources, Inc.	178	27,097
Alpha Metallurgical Resources, Inc.	85	23,845
Total Coal		181,991

Biotechnology - 1.9%
Corteva, Inc.	2,554	137,763

Household Products & Housewares - 1.3%
Avery Dennison Corp.	416	90,958

Forest Products & Paper - 1.2%
International Paper Co.	1,910	82,417

Housewares - 0.5%
Scotts Miracle-Gro Co. — Class A	555	36,108

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
BASIC MATERIALS FUND

	Shares	Value
Environmental Control - 0.3%
PureCycle Technologies, Inc.*,1	3,515	$20,809

Total Common Stocks
(Cost $3,453,114)		6,962,157

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$43,478	43,478
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	34,277	34,277
Total Repurchase Agreements
(Cost $77,755)		77,755

SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	117,515	$117,515
Total Securities Lending Collateral
(Cost $117,515)		117,515

Total Investments - 101.9%
(Cost $3,648,384)		$7,157,427
Other Assets & Liabilities, net - (1.9)%		(131,298)
Total Net Assets - 100.0%		$7,026,129

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,962,157	$—	$—	$6,962,157
Repurchase Agreements	—	77,755	—	77,755
Securities Lending Collateral	117,515	—	—	117,515
Total Assets	$7,079,672	$77,755	$—	$7,157,427

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $113,679 of securities loaned (cost $3,570,629)	$7,079,672
Repurchase agreements, at value (cost $77,755)	77,755
Cash	150
Receivables:
Dividends	4,877
Fund shares sold	3,142
Securities lending income	253
Foreign tax reclaims	111
Interest	34
Total assets	7,165,994

Liabilities:
Payable for:
Return of securities lending collateral	117,515
Management fees	4,671
Transfer agent fees	2,692
Investor service fees	1,374
Fund shares redeemed	885
Portfolio accounting and administration fees	577
Trustees’ fees*	62
Miscellaneous	12,089
Total liabilities	139,865
Net assets	$7,026,129

Net assets consist of:
Paid in capital	$4,160,357
Total distributable earnings (loss)	2,865,772
Net assets	$7,026,129
Capital shares outstanding	69,160
Net asset value per share	$101.59

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $1,793)	$72,502
Interest	1,314
Income from securities lending, net	1,817
Total investment income	75,633

Expenses:
Management fees	30,901
Investor service fees	9,088
Transfer agent fees	9,654
Portfolio accounting and administration fees	5,635
Professional fees	4,986
Custodian fees	470
Trustees’ fees*	459
Line of credit fees	14
Miscellaneous	2,764
Total expenses	63,971
Less:
Expenses reimbursed by Adviser	(1,818)
Net expenses	62,153
Net investment income	13,480

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	52,807
Net realized gain	52,807
Net change in unrealized appreciation (depreciation) on:
Investments	(52,554)
Net change in unrealized appreciation (depreciation)	(52,554)
Net realized and unrealized gain	253
Net increase in net assets resulting from operations	$13,733

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,480	$40,790
Net realized gain on investments	52,807	411,482
Net change in unrealized appreciation (depreciation) on investments	(52,554)	(126,545)
Net increase in net assets resulting from operations	13,733	325,727

Capital share transactions:
Proceeds from sale of shares	4,742,826	9,555,855
Distributions reinvested	—	—
Cost of shares redeemed	(4,927,022)	(10,679,600)
Net decrease from capital share transactions	(184,196)	(1,123,745)
Net decrease in net assets	(170,463)	(798,018)

Net assets:
Beginning of period	7,196,592	7,994,610
End of period	$7,026,129	$7,196,592

Capital share activity:
Shares sold	46,405	95,957
Shares redeemed	(48,106)	(110,875)
Net decrease in shares	(1,701)	(14,918)

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$101.56	$93.20	$105.96	$89.05	$75.99	$65.42
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.49	.67	.34	.22	.35
Net gain (loss) on investments (realized and unrealized)	(.16)[e]	7.87	(11.01)	19.78	14.43	13.55
Total from investment operations	.03	8.36	(10.34)	20.12	14.65	13.90
Less distributions from:
Net investment income	—	—	(.56)	(.59)	(.97)	—
Net realized gains	—	—	(1.86)	(2.62)	(.62)	(3.33)
Total distributions	—	—	(2.42)	(3.21)	(1.59)	(3.33)
Net asset value, end of period	$101.59	$101.56	$93.20	$105.96	$89.05	$75.99

Total Return[c]	0.03%	8.97%	(9.65%)	22.94%	19.75%	21.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,026	$7,197	$7,995	$9,249	$8,273	$6,550
Ratios to average net assets:
Net investment income (loss)	0.37%	0.51%	0.68%	0.33%	0.31%	0.49%
Total expenses	1.76%	1.80%	1.77%	1.69%	1.82%	1.82%
Net expenses[d]	1.71%	1.79%	1.77%	1.69%	1.82%	1.82%
Portfolio turnover rate	70%	141%	185%	149%	194%	88%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relations to fluctuating market value of investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Biotechnology - 75.6%
Amgen, Inc.	2,196	$686,140
Gilead Sciences, Inc.	7,136	489,601
Regeneron Pharmaceuticals, Inc.*	442	464,555
Vertex Pharmaceuticals, Inc.*	949	444,815
Alnylam Pharmaceuticals, Inc.*	1,439	349,677
Corteva, Inc.	5,966	321,806
Biogen, Inc.*	1,274	295,339
Moderna, Inc.*	2,480	294,500
Sarepta Therapeutics, Inc.*	1,361	215,038
Illumina, Inc.*	1,953	203,854
United Therapeutics Corp.*	631	201,005
BioMarin Pharmaceutical, Inc.*	2,438	200,721
Royalty Pharma plc — Class A	7,064	186,278
Insmed, Inc.*	2,594	173,798
Incyte Corp.*	2,835	171,858
Argenx SE ADR*	352	151,374
Legend Biotech Corp. ADR*	3,352	148,460
Ionis Pharmaceuticals, Inc.*	2,885	137,499
Halozyme Therapeutics, Inc.*	2,614	136,869
Intra-Cellular Therapies, Inc.*	1,959	134,172
Exelixis, Inc.*	5,851	131,472
Cytokinetics, Inc.*	2,364	128,082
REVOLUTION Medicines, Inc.*	3,209	124,541
Viking Therapeutics, Inc.*	2,285	121,128
Roivant Sciences Ltd.*	10,896	115,171
CRISPR Therapeutics AG*	2,116	114,285
Blueprint Medicines Corp.*	942	101,529
BioNTech SE ADR*	1,216	97,718
Axsome Therapeutics, Inc.*	1,208	97,244
Apellis Pharmaceuticals, Inc.*	2,403	92,179
Guardant Health, Inc.*	3,174	91,665
Crinetics Pharmaceuticals, Inc.*	2,039	91,327
Arrowhead Pharmaceuticals, Inc.*	3,508	91,173
Cerevel Therapeutics Holdings, Inc.*	2,205	90,162
Bridgebio Pharma, Inc.*	3,550	89,921
Ultragenyx Pharmaceutical, Inc.*	2,185	89,803
Amicus Therapeutics, Inc.*	8,458	83,903
TG Therapeutics, Inc.*	4,689	83,417
Prothena Corporation plc*	3,927	81,053
ACADIA Pharmaceuticals, Inc.*	4,612	74,945
Krystal Biotech, Inc.*	400	73,456
Iovance Biotherapeutics, Inc.*	9,092	72,918
Ardelyx, Inc.*	9,680	71,729
Intellia Therapeutics, Inc.*	3,004	67,230
Immunovant, Inc.*	2,543	67,135
PTC Therapeutics, Inc.*	2,146	65,625
Beam Therapeutics, Inc.*	2,731	63,987
Novavax, Inc.*	4,913	62,199
Nuvalent, Inc. — Class A*	819	62,129
SpringWorks Therapeutics, Inc.*	1,643	61,892
Dynavax Technologies Corp.*	5,370	60,305
Akero Therapeutics, Inc.*	2,562	60,105
Recursion Pharmaceuticals, Inc. — Class A*	7,522	56,415
Sage Therapeutics, Inc.*	3,264	35,447
GRAIL, Inc.*,1	325	4,995
Total Biotechnology		8,283,644

Pharmaceuticals - 18.9%
AbbVie, Inc.	5,295	908,198
AstraZeneca plc ADR	3,665	285,833
Neurocrine Biosciences, Inc.*	1,371	188,746
Viatris, Inc.	17,377	184,717
Alkermes plc*	5,797	139,708
Jazz Pharmaceuticals plc*	1,183	126,262
Vaxcyte, Inc.*	1,656	125,045
Madrigal Pharmaceuticals, Inc.*	236	66,118
Ironwood Pharmaceuticals, Inc. — Class A*	7,774	50,686
Total Pharmaceuticals		2,075,313

Healthcare-Products - 3.8%
Natera, Inc.*	1,661	179,870
Exact Sciences Corp.*	3,413	144,199
Twist Bioscience Corp.*	1,569	77,320
Pacific Biosciences of California, Inc.*,1	10,480	14,358
Total Healthcare-Products		415,747

Healthcare-Services - 1.3%
Medpace Holdings, Inc.*	340	140,029

Total Common Stocks
(Cost $5,025,306)		10,914,733

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$18,753	18,753
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	14,784	14,784
Total Repurchase Agreements
(Cost $33,537)		33,537

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	15,646	15,646
Total Securities Lending Collateral
(Cost $15,646)		15,646

Total Investments - 100.0%
(Cost $5,074,489)		$10,963,916
Other Assets & Liabilities, net - 0.0%		3,467
Total Net Assets - 100.0%		$10,967,383

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
BIOTECHNOLOGY FUND

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,914,733	$—	$—	$10,914,733
Repurchase Agreements	—	33,537	—	33,537
Securities Lending Collateral	15,646	—	—	15,646
Total Assets	$10,930,379	$33,537	$—	$10,963,916

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $14,587 of securities loaned (cost $5,040,952)	$10,930,379
Repurchase agreements, at value (cost $33,537)	33,537
Receivables:
Securities sold	54,930
Foreign tax reclaims	476
Securities lending income	43
Interest	15
Total assets	11,019,380

Liabilities:
Payable for:
Return of securities lending collateral	15,646
Professional fees	10,555
Management fees	7,559
Printing fees	5,136
Transfer agent fees	4,297
Investor service fees	2,223
Fund shares redeemed	1,510
Portfolio accounting and administration fees	934
Trustees’ fees*	101
Miscellaneous	4,036
Total liabilities	51,997
Net assets	$10,967,383

Net assets consist of:
Paid in capital	$4,862,642
Total distributable earnings (loss)	6,104,741
Net assets	$10,967,383
Capital shares outstanding	129,035
Net asset value per share	$85.00

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $33)	$57,000
Interest	1,951
Income from securities lending, net	924
Total investment income	59,875

Expenses:
Management fees	50,027
Investor service fees	14,714
Transfer agent fees	15,791
Professional fees	8,145
Portfolio accounting and administration fees	9,122
Trustees’ fees*	782
Custodian fees	765
Miscellaneous	4,281
Total expenses	103,627
Less:
Expenses reimbursed by Adviser	(2,943)
Net expenses	100,684
Net investment loss	(40,809)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	529,001
Net realized gain	529,001
Net change in unrealized appreciation (depreciation) on:
Investments	(266,086)
Net change in unrealized appreciation (depreciation)	(266,086)
Net realized and unrealized gain	262,915
Net increase in net assets resulting from operations	$222,106

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(40,809)	$(96,723)
Net realized gain on investments	529,001	2,449,943
Net change in unrealized appreciation (depreciation) on investments	(266,086)	(1,829,176)
Net increase in net assets resulting from operations	222,106	524,044

Distributions to shareholders	—	(132,244)

Capital share transactions:
Proceeds from sale of shares	45,776,742	4,806,984
Distributions reinvested	—	132,244
Cost of shares redeemed	(47,241,378)	(9,651,956)
Net decrease from capital share transactions	(1,464,636)	(4,712,728)
Net decrease in net assets	(1,242,530)	(4,320,928)

Net assets:
Beginning of period	12,209,913	16,530,841
End of period	$10,967,383	$12,209,913

Capital share activity:
Shares sold	556,274	61,602
Shares issued from reinvestment of distributions	—	1,713
Shares redeemed	(574,574)	(124,262)
Net decrease in shares	(18,300)	(60,947)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$82.87	$79.37	$99.09	$107.01	$94.84	$78.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.58)	(.57)	(1.04)	(.91)	(.83)
Net gain (loss) on investments (realized and unrealized)	2.41	4.90	(12.71)	3.01	20.68	19.81
Total from investment operations	2.13	4.32	(13.28)	1.97	19.77	18.98
Less distributions from:
Net realized gains	—	(.82)	(6.44)	(9.89)	(7.60)	(2.30)
Total distributions	—	(.82)	(6.44)	(9.89)	(7.60)	(2.30)
Net asset value, end of period	$85.00	$82.87	$79.37	$99.09	$107.01	$94.84

Total Return[c]	2.57%	5.53%	(13.31%)	1.42%	21.31%	24.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,967	$12,210	$16,531	$22,626	$24,622	$21,687
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.75%)	(0.70%)	(0.98%)	(0.94%)	(0.95%)
Total expenses	1.76%	1.80%	1.77%	1.69%	1.82%	1.82%
Net expenses[d]	1.71%	1.78%	1.77%	1.69%	1.82%	1.82%
Portfolio turnover rate	413%	74%	116%	118%	160%	105%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Food - 33.3%
Mondelez International, Inc. — Class A	3,319	$217,195
Hershey Co.	761	139,895
Sysco Corp.	1,954	139,496
General Mills, Inc.	2,157	136,452
Kroger Co.	2,698	134,711
Kraft Heinz Co.	3,609	116,282
Tyson Foods, Inc. — Class A	1,869	106,795
McCormick & Company, Inc.	1,465	103,927
Kellanova	1,578	91,019
Conagra Brands, Inc.	3,012	85,601
US Foods Holding Corp.*	1,615	85,563
Lamb Weston Holdings, Inc.	953	80,128
J M Smucker Co.	711	77,527
Performance Food Group Co.*	1,116	73,779
Campbell Soup Co.	1,582	71,491
Sprouts Farmers Market, Inc.*	848	70,944
Hormel Foods Corp.	2,284	69,639
Ingredion, Inc.	555	63,658
Albertsons Companies, Inc. — Class A	2,999	59,230
Post Holdings, Inc.*	515	53,642
Flowers Foods, Inc.	2,167	48,107
Simply Good Foods Co.*	1,159	41,875
Cal-Maine Foods, Inc.	632	38,622
Grocery Outlet Holding Corp.*	1,546	34,198
Lancaster Colony Corp.	180	34,015
Pilgrim’s Pride Corp.*	803	30,907
Total Food		2,204,698

Beverages - 26.0%
Coca-Cola Co.	5,784	368,151
PepsiCo, Inc.	2,143	353,445
Constellation Brands, Inc. — Class A	586	150,766
Monster Beverage Corp.*	2,926	146,154
Keurig Dr Pepper, Inc.	4,116	137,474
Coca-Cola Europacific Partners plc	1,541	112,293
Brown-Forman Corp. — Class B	2,436	105,211
Anheuser-Busch InBev S.A. ADR	1,486	86,411
Fomento Economico Mexicano SAB de CV ADR	784	84,398
Molson Coors Beverage Co. — Class B	1,448	73,602
Celsius Holdings, Inc.*	1,227	70,049
Coca-Cola Consolidated, Inc.	30	32,550
Total Beverages		1,720,504

Cosmetics & Personal Care - 16.7%
Procter & Gamble Co.	2,772	457,158
Colgate-Palmolive Co.	2,161	209,703
Kenvue, Inc.	7,533	136,950
Estee Lauder Companies, Inc. — Class A	1,251	133,106
Unilever plc ADR	1,620	89,084
elf Beauty, Inc.*	384	80,917
Total Cosmetics & Personal Care		1,106,918

Agriculture - 13.1%
Philip Morris International, Inc.	2,877	291,526
Altria Group, Inc.	4,504	205,157
Archer-Daniels-Midland Co.	2,103	127,126
Bunge Global S.A.	866	92,463
British American Tobacco plc ADR	2,919	90,285
Darling Ingredients, Inc.*	1,604	58,947
Total Agriculture		865,504

Household Products & Housewares - 6.4%
Kimberly-Clark Corp.	1,129	156,028
Church & Dwight Company, Inc.	1,115	115,603
Clorox Co.	713	97,303
Spectrum Brands Holdings, Inc.	414	35,575
WD-40 Co.	99	21,745
Total Household Products & Housewares		426,254

Retail - 2.2%
Casey’s General Stores, Inc.	227	86,614
Freshpet, Inc.*	457	59,131
Total Retail		145,745

Pharmaceuticals - 1.0%
BellRing Brands, Inc.*	1,135	64,854

Internet - 0.7%
Maplebear, Inc.*	1,411	45,350

Total Common Stocks
(Cost $2,868,572)		6,579,827

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$20,355	20,355
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	16,047	16,047
Total Repurchase Agreements
(Cost $36,402)		36,402

Total Investments - 100.0%
(Cost $2,904,974)		$6,616,229
Other Assets & Liabilities, net - 0.0%		(1,175)
Total Net Assets - 100.0%		$6,615,054

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
CONSUMER PRODUCTS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,579,827	$—	$—	$6,579,827
Repurchase Agreements	—	36,402	—	36,402
Total Assets	$6,579,827	$36,402	$—	$6,616,229

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $2,868,572)	$6,579,827
Repurchase agreements, at value (cost $36,402)	36,402
Receivables:
Securities sold	37,153
Dividends	25,298
Securities lending income	21
Interest	16
Total assets	6,678,717

Liabilities:
Payable for:
Fund shares redeemed	38,008
Professional fees	8,592
Management fees	5,341
Transfer agent fees	3,231
Investor service fees	1,571
Portfolio accounting and administration fees	660
Trustees’ fees*	75
Miscellaneous	6,185
Total liabilities	63,663
Net assets	$6,615,054

Net assets consist of:
Paid in capital	$2,719,810
Total distributable earnings (loss)	3,895,244
Net assets	$6,615,054
Capital shares outstanding	94,426
Net asset value per share	$70.06

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$124,281
Interest	1,401
Income from securities lending, net	115
Total investment income	125,797

Expenses:
Management fees	37,294
Investor service fees	10,969
Transfer agent fees	11,818
Portfolio accounting and administration fees	6,801
Professional fees	5,423
Trustees’ fees*	585
Custodian fees	570
Line of credit fees	25
Miscellaneous	3,764
Total expenses	77,249
Less:
Expenses reimbursed by Adviser	(2,193)
Net expenses	75,056
Net investment income	50,741

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	857,849
Net realized gain	857,849
Net change in unrealized appreciation (depreciation) on:
Investments	(785,479)
Net change in unrealized appreciation (depreciation)	(785,479)
Net realized and unrealized gain	72,370
Net increase in net assets resulting from operations	$123,111

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$50,741	$101,574
Net realized gain on investments	857,849	264,759
Net change in unrealized appreciation (depreciation) on investments	(785,479)	(1,027,320)
Net increase (decrease) in net assets resulting from operations	123,111	(660,987)

Distributions to shareholders	—	(200,079)

Capital share transactions:
Proceeds from sale of shares	38,678,480	13,174,001
Distributions reinvested	—	200,079
Cost of shares redeemed	(40,764,158)	(16,767,946)
Net decrease from capital share transactions	(2,085,678)	(3,393,866)
Net decrease in net assets	(1,962,567)	(4,254,932)

Net assets:
Beginning of period	8,577,621	12,832,553
End of period	$6,615,054	$8,577,621

Capital share activity:
Shares sold	540,758	183,263
Shares issued from reinvestment of distributions	—	2,816
Shares redeemed	(571,840)	(238,899)
Net decrease in shares	(31,082)	(52,820)

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$68.34	$71.96	$77.68	$70.88	$67.43	$55.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.40	.65	.81	.50	.51	.56
Net gain (loss) on investments (realized and unrealized)	1.32	(2.99)	(1.66)	7.00	4.44	11.84
Total from investment operations	1.72	(2.34)	(.85)	7.50	4.95	12.40
Less distributions from:
Net investment income	—	(.93)	(.54)	(.64)	(.59)	(.60)
Net realized gains	—	(.35)	(4.33)	(.06)	(.91)	(.15)
Total distributions	—	(1.28)	(4.87)	(.70)	(1.50)	(.75)
Net asset value, end of period	$70.06	$68.34	$71.96	$77.68	$70.88	$67.43

Total Return[c]	2.52%	(3.30%)	(0.91%)	10.62%	7.58%	22.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,615	$8,578	$12,833	$15,675	$15,787	$18,606
Ratios to average net assets:
Net investment income (loss)	1.16%	0.92%	1.10%	0.68%	0.79%	0.88%
Total expenses	1.76%	1.80%	1.77%	1.69%	1.82%	1.82%
Net expenses[d]	1.71%	1.79%	1.77%	1.69%	1.82%	1.82%
Portfolio turnover rate	467%	126%	149%	162%	155%	177%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Semiconductors - 93.9%
NVIDIA Corp.	47,446	$5,861,479
Broadcom, Inc.	1,723	2,766,328
Advanced Micro Devices, Inc.*	11,310	1,834,595
QUALCOMM, Inc.	7,985	1,590,452
Applied Materials, Inc.	6,617	1,561,546
Texas Instruments, Inc.	7,664	1,490,878
Lam Research Corp.	1,259	1,340,646
Intel Corp.	41,912	1,298,015
Micron Technology, Inc.	9,722	1,278,735
Analog Devices, Inc.	5,179	1,182,159
KLA Corp.	1,424	1,174,102
Marvell Technology, Inc.	12,263	857,184
Microchip Technology, Inc.	8,482	776,103
NXP Semiconductor N.V.	2,840	764,216
Monolithic Power Systems, Inc.	859	705,823
ASML Holding N.V. — Class G	661	676,025
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,800	660,478
ON Semiconductor Corp.*	8,478	581,167
Teradyne, Inc.	3,669	544,076
ARM Holdings plc ADR*,1	3,303	540,437
Entegris, Inc.	3,725	504,365
Skyworks Solutions, Inc.	4,308	459,147
Kulicke & Soffa Industries, Inc.	8,231	404,883
ASE Technology Holding Company Ltd. ADR	33,430	381,771
United Microelectronics Corp. ADR[1]	43,403	380,210
Qorvo, Inc.*	3,210	372,488
STMicroelectronics N.V. — Class Y	9,300	365,304
MKS Instruments, Inc.	2,500	326,450
Lattice Semiconductor Corp.*	5,287	306,593
MACOM Technology Solutions Holdings, Inc.*	2,645	294,838
Cirrus Logic, Inc.*	2,298	293,363
Rambus, Inc.*	4,850	284,986
Amkor Technology, Inc.	6,472	259,009
GLOBALFOUNDRIES, Inc.*,1	4,764	240,868
Axcelis Technologies, Inc.*	1,644	233,760
Power Integrations, Inc.	3,094	217,168
Impinj, Inc.*	1,304	204,428
Silicon Laboratories, Inc.*	1,685	186,412
Synaptics, Inc.*	2,066	182,221
Diodes, Inc.*	2,444	175,797
Wolfspeed, Inc.*	7,499	170,677
Allegro MicroSystems, Inc.*	5,863	165,571
Ambarella, Inc.*	2,933	158,235
Semtech Corp.*	5,138	153,523
Aehr Test Systems*	5,097	56,933
Total Semiconductors		34,263,444

Energy-Alternate Sources - 3.8%
First Solar, Inc.*	2,115	476,848
Enphase Energy, Inc.*	3,602	359,155
Canadian Solar, Inc.*,1	20,409	301,033
SolarEdge Technologies, Inc.*	9,330	235,676
Total Energy-Alternate Sources		1,372,712

Electrical Components & Equipment - 0.9%
Universal Display Corp.	1,618	340,184

Telecommunications - 0.7%
Credo Technology Group Holding Ltd.*	7,589	242,393

Total Common Stocks
(Cost $16,688,910)		36,218,733

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$216,734	216,734
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	170,869	170,869
Total Repurchase Agreements
(Cost $387,603)		387,603

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	951,362	951,362
Total Securities Lending Collateral
(Cost $951,362)		951,362

Total Investments - 103.0%
(Cost $18,027,875)		$37,557,698
Other Assets & Liabilities, net - (3.0)%		(1,080,636)
Total Net Assets - 100.0%		$36,477,062

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
ELECTRONICS FUND

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$36,218,733	$—	$—	$36,218,733
Repurchase Agreements	—	387,603	—	387,603
Securities Lending Collateral	951,362	—	—	951,362
Total Assets	$37,170,095	$387,603	$—	$37,557,698

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $908,292 of securities loaned (cost $17,640,272)	$37,170,095
Repurchase agreements, at value (cost $387,603)	387,603
Receivables:
Fund shares sold	22,013
Dividends	10,153
Securities lending income	657
Interest	171
Total assets	37,590,692

Liabilities:
Payable for:
Return of securities lending collateral	951,362
Fund shares redeemed	52,198
Management fees	24,072
Transfer agent fees	13,795
Investor service fees	7,080
Portfolio accounting and administration fees	2,973
Trustees’ fees*	318
Miscellaneous	61,832
Total liabilities	1,113,630
Net assets	$36,477,062

Net assets consist of:
Paid in capital	$13,210,395
Total distributable earnings (loss)	23,266,667
Net assets	$36,477,062
Capital shares outstanding	138,898
Net asset value per share	$262.62

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $1,674)	$144,242
Interest	7,789
Income from securities lending, net	6,911
Total investment income	158,942

Expenses:
Management fees	161,539
Investor service fees	47,511
Transfer agent fees	49,634
Professional fees	30,027
Portfolio accounting and administration fees	29,457
Custodian fees	2,450
Trustees’ fees*	2,295
Miscellaneous	11,446
Total expenses	334,359
Less:
Expenses reimbursed by Adviser	(9,502)
Net expenses	324,857
Net investment loss	(165,915)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,581,716
Net realized gain	4,581,716
Net change in unrealized appreciation (depreciation) on:
Investments	4,963,251
Net change in unrealized appreciation (depreciation)	4,963,251
Net realized and unrealized gain	9,544,967
Net increase in net assets resulting from operations	$9,379,052

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(165,915)	$(160,080)
Net realized gain on investments	4,581,716	352,270
Net change in unrealized appreciation (depreciation) on investments	4,963,251	9,835,469
Net increase in net assets resulting from operations	9,379,052	10,027,659

Distributions to shareholders	—	(745,906)

Capital share transactions:
Proceeds from sale of shares	9,369,306	30,802,821
Distributions reinvested	—	745,906
Cost of shares redeemed	(17,622,949)	(16,285,364)
Net increase (decrease) from capital share transactions	(8,253,643)	15,263,363
Net increase in net assets	1,125,409	24,545,116

Net assets:
Beginning of period	35,351,653	10,806,537
End of period	$36,477,062	$35,351,653

Capital share activity:
Shares sold	40,207	185,317
Shares issued from reinvestment of distributions	—	3,873
Shares redeemed	(74,271)	(96,224)
Net increase (decrease) in shares	(34,064)	92,966

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$204.39	$135.09	$210.77	$162.39	$105.84	$67.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.00)	(1.04)	(.99)	(1.50)	(.73)	(.20)
Net gain (loss) on investments (realized and unrealized)	59.23	74.72	(67.42)	60.92	59.27	39.89
Total from investment operations	58.23	73.68	(68.41)	59.42	58.54	39.69
Less distributions from:
Net realized gains	—	(4.38)	(7.27)	(11.04)	(1.99)	(1.15)
Total distributions	—	(4.38)	(7.27)	(11.04)	(1.99)	(1.15)
Net asset value, end of period	$262.62	$204.39	$135.09	$210.77	$162.39	$105.84

Total Return[c]	28.49%	54.75%	(32.70%)	38.25%	55.96%	59.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,477	$35,352	$10,807	$16,564	$12,151	$11,293
Ratios to average net assets:
Net investment income (loss)	(0.87%)	(0.60%)	(0.62%)	(0.82%)	(0.62%)	(0.23%)
Total expenses	1.76%	1.81%	1.77%	1.70%	1.82%	1.82%
Net expenses[d]	1.71%	1.78%	1.77%	1.70%	1.82%	1.82%
Portfolio turnover rate	29%	70%	115%	197%	158%	208%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Oil & Gas - 65.1%
Exxon Mobil Corp.	9,490	$1,092,489
Chevron Corp.	5,007	783,195
ConocoPhillips	4,863	556,230
EOG Resources, Inc.	3,300	415,371
Marathon Petroleum Corp.	2,127	368,992
Phillips 66	2,612	368,736
Valero Energy Corp.	2,190	343,304
Hess Corp.	2,129	314,070
Occidental Petroleum Corp.	4,863	306,515
Diamondback Energy, Inc.	1,455	291,276
Devon Energy Corp.	5,557	263,402
Shell plc ADR	3,402	245,556
BP plc ADR	6,660	240,426
Petroleo Brasileiro S.A. ADR	15,781	228,667
Coterra Energy, Inc. — Class A	7,763	207,039
Canadian Natural Resources Ltd.	5,737	204,237
Cenovus Energy, Inc.	10,078	198,134
Marathon Oil Corp.	6,757	193,723
Equities Corp.	4,923	182,053
Suncor Energy, Inc.	4,741	180,632
Ovintiv, Inc.	3,606	169,013
APA Corp.	5,455	160,595
Permian Resources Corp.	9,780	157,947
Chord Energy Corp.	914	153,260
Chesapeake Energy Corp.[1]	1,807	148,517
Equinor ASA ADR	5,033	143,743
Antero Resources Corp.*	4,364	142,397
HF Sinclair Corp.	2,629	140,231
Range Resources Corp.	3,839	128,722
Civitas Resources, Inc.	1,859	128,271
Matador Resources Co.	2,149	128,080
Southwestern Energy Co.*	18,711	125,925
Murphy Oil Corp.	2,914	120,173
Weatherford International plc*	954	116,817
Magnolia Oil & Gas Corp. — Class A	4,256	107,847
Noble Corporation plc	2,369	105,776
PBF Energy, Inc. — Class A	2,255	103,775
SM Energy Co.	2,338	101,072
Valaris Ltd.*	1,338	99,681
Patterson-UTI Energy, Inc.	9,468	98,089
Transocean Ltd.*	17,371	92,935
California Resources Corp.	1,742	92,709
CNX Resources Corp.*	3,597	87,407
Helmerich & Payne, Inc.	2,410	87,097
Northern Oil and Gas, Inc.	2,341	87,015
Kosmos Energy Ltd.*	13,835	76,646
Delek US Holdings, Inc.	2,384	59,028
Comstock Resources, Inc.*	4,213	43,731
Total Oil & Gas		10,190,546

Pipelines - 15.6%
Williams Companies, Inc.	8,075	343,187
ONEOK, Inc.	4,076	332,398
Cheniere Energy, Inc.	1,744	304,904
Kinder Morgan, Inc.	14,778	293,639
Targa Resources Corp.	2,024	260,651
Enbridge, Inc.	5,980	212,828
TC Energy Corp.	4,088	154,935
DT Midstream, Inc.	1,778	126,291
Golar LNG Ltd.	4,025	126,184
Pembina Pipeline Corp.	3,037	112,612
Equitrans Midstream Corp.	8,050	104,489
New Fortress Energy, Inc.[1]	3,059	67,237
Total Pipelines		2,439,355

Oil & Gas Services - 9.9%
Schlumberger N.V.	8,552	403,483
Baker Hughes Co.	8,437	296,729
Halliburton Co.	7,418	250,580
TechnipFMC plc	5,989	156,612
NOV, Inc.	7,088	134,743
ChampionX Corp.	3,723	123,641
Tidewater, Inc.*	1,031	98,162
Liberty Energy, Inc. — Class A	3,968	82,892
Total Oil & Gas Services		1,546,842

Energy-Alternate Sources - 3.9%
First Solar, Inc.*	891	200,885
Enphase Energy, Inc.*	1,518	151,360
SolarEdge Technologies, Inc.*	4,051	102,328
Sunrun, Inc.*	5,871	69,630
Green Plains, Inc.*	3,052	48,405
Plug Power, Inc.*,1	14,680	34,204
Total Energy-Alternate Sources		606,812

Mining - 1.6%
Cameco Corp.	3,486	171,511
Uranium Energy Corp.*	12,156	73,058
Total Mining		244,569

Transportation - 1.5%
Scorpio Tankers, Inc.	1,501	122,016
Frontline plc[1]	4,131	106,415
Total Transportation		228,431

Coal - 0.7%
Peabody Energy Corp.	3,429	75,849
CONSOL Energy, Inc.*	428	43,669
Total Coal		119,518

Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	3,807	116,189

Retail - 0.6%
Murphy USA, Inc.	200	93,892

Total Common Stocks
(Cost $6,965,795)		15,586,154

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
ENERGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$65,131	$65,131
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	51,349	51,349
Total Repurchase Agreements
(Cost $116,480)		116,480

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	169,416	169,416
Total Securities Lending Collateral
(Cost $169,416)		169,416

Total Investments - 101.4%
(Cost $7,251,691)		$15,872,050
Other Assets & Liabilities, net - (1.4)%		(213,741)
Total Net Assets - 100.0%		$15,658,309

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,586,154	$—	$—	$15,586,154
Repurchase Agreements	—	116,480	—	116,480
Securities Lending Collateral	169,416	—	—	169,416
Total Assets	$15,755,570	$116,480	$—	$15,872,050

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $162,433 of securities loaned (cost $7,135,211)	$15,755,570
Repurchase agreements, at value (cost $116,480)	116,480
Cash	8,497
Receivables:
Securities sold	9,177,657
Dividends	15,162
Securities lending income	87
Interest	52
Fund shares sold	20
Total assets	25,073,525

Liabilities:
Payable for:
Fund shares redeemed	8,979,214
Securities purchased	217,356
Return of securities lending collateral	169,416
Management fees	10,902
Transfer agent fees	6,435
Investor service fees	3,206
Portfolio accounting and administration fees	1,346
Trustees’ fees*	139
Miscellaneous	27,202
Total liabilities	9,415,216
Net assets	$15,658,309

Net assets consist of:
Paid in capital	$10,339,980
Total distributable earnings (loss)	5,318,329
Net assets	$15,658,309
Capital shares outstanding	59,871
Net asset value per share	$261.53

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $4,455)	$259,352
Interest	2,780
Income from securities lending, net	1,275
Total investment income	263,407

Expenses:
Management fees	72,825
Investor service fees	21,419
Transfer agent fees	22,570
Professional fees	7,686
Portfolio accounting and administration fees	13,280
Custodian fees	1,102
Trustees’ fees*	995
Line of credit fees	27
Miscellaneous	10,834
Total expenses	150,738
Less:
Expenses reimbursed by Adviser	(4,284)
Net expenses	146,454
Net investment income	116,953

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,128)
Net realized loss	(3,128)
Net change in unrealized appreciation (depreciation) on:
Investments	834,439
Net change in unrealized appreciation (depreciation)	834,439
Net realized and unrealized gain	831,311
Net increase in net assets resulting from operations	$948,264

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$116,953	$358,249
Net realized gain (loss) on investments	(3,128)	3,404,126
Net change in unrealized appreciation (depreciation) on investments	834,439	(4,934,493)
Net increase (decrease) in net assets resulting from operations	948,264	(1,172,118)

Distributions to shareholders	—	(882,712)

Capital share transactions:
Proceeds from sale of shares	96,966,801	50,045,253
Distributions reinvested	—	882,712
Cost of shares redeemed	(98,831,877)	(55,774,636)
Net decrease from capital share transactions	(1,865,076)	(4,846,671)
Net decrease in net assets	(916,812)	(6,901,501)

Net assets:
Beginning of period	16,575,121	23,476,622
End of period	$15,658,309	$16,575,121

Capital share activity:
Shares sold	364,193	202,789
Shares issued from reinvestment of distributions	—	3,659
Shares redeemed	(371,823)	(232,237)
Net decrease in shares	(7,630)	(25,789)

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020[e]	Year Ended December 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$245.55	$251.65	$171.83	$114.99	$176.90	$165.96
Income (loss) from investment operations:
Net investment income (loss)[b]	1.74	4.00	5.48	2.42	.96	1.71
Net gain (loss) on investments (realized and unrealized)	14.24	(.13)	77.00	55.43	(62.41)	9.62
Total from investment operations	15.98	3.87	82.48	57.85	(61.45)	11.33
Less distributions from:
Net investment income	—	(9.97)	(2.66)	(1.01)	(.46)	(.39)
Total distributions	—	(9.97)	(2.66)	(1.01)	(.46)	(.39)
Net asset value, end of period	$261.53	$245.55	$251.65	$171.83	$114.99	$176.90

Total Return[c]	6.51%	1.61%	48.29%	50.46%	(34.17%)	6.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,658	$16,575	$23,477	$16,714	$6,189	$9,766
Ratios to average net assets:
Net investment income (loss)	1.37%	1.63%	2.38%	1.51%	2.04%	0.97%
Total expenses	1.76%	1.81%	1.77%	1.69%	1.82%	1.83%
Net expenses[d]	1.71%	1.79%	1.77%	1.69%	1.82%	1.83%
Portfolio turnover rate	588%	229%	307%	316%	317%	114%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts for the years presented through December 31, 2020 have been restated to reflect a 1:3 reverse share split effective August 24, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Oil & Gas Services - 66.8%
Schlumberger N.V.	15,778	$744,406
Baker Hughes Co.	15,567	547,491
Halliburton Co.	13,686	462,313
NOV, Inc.	13,080	248,651
ChampionX Corp.	6,869	228,120
TechnipFMC plc	8,519	222,772
Tidewater, Inc.*	1,904	181,280
Archrock, Inc.	7,863	158,990
Liberty Energy, Inc. — Class A	7,323	152,978
Oceaneering International, Inc.*	5,964	141,108
Expro Group Holdings N.V.*	6,023	138,047
Helix Energy Solutions Group, Inc.*	10,093	120,511
Atlas Energy Solutions, Inc.	4,783	95,325
US Silica Holdings, Inc.*	5,981	92,407
Core Laboratories, Inc.	4,001	81,180
ProPetro Holding Corp.*	8,826	76,521
Kodiak Gas Services, Inc.	2,667	72,702
RPC, Inc.	10,601	66,256
ProFrac Holding Corp. — Class A*	3,891	28,832
Total Oil & Gas Services		3,859,890

Oil & Gas - 26.6%
Weatherford International plc*	1,903	233,022
Noble Corporation plc	4,372	195,210
Valaris Ltd.*	2,468	183,866
Patterson-UTI Energy, Inc.	17,470	180,989
Transocean Ltd.*	32,051	171,473
Helmerich & Payne, Inc.	4,449	160,787
Seadrill Ltd.*	2,830	145,745
Borr Drilling Ltd.*	19,459	125,511
Diamond Offshore Drilling, Inc.*	6,974	108,027
Nabors Industries Ltd.*	414	29,460
Total Oil & Gas		1,534,090

Machinery-Diversified - 3.0%
Cactus, Inc. — Class A	3,323	175,255

Metal Fabricate & Hardware - 2.9%
Tenaris S.A. ADR	5,411	165,144

Total Common Stocks
(Cost $2,670,167)		5,734,379

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$23,549	23,549
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	18,565	18,565
Total Repurchase Agreements
(Cost $42,114)		42,114

Total Investments - 100.0%
(Cost $2,712,281)		$5,776,493
Other Assets & Liabilities, net - 0.0%		(1,372)
Total Net Assets - 100.0%		$5,775,121

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,734,379	$—	$—	$5,734,379
Repurchase Agreements	—	42,114	—	42,114
Total Assets	$5,734,379	$42,114	$—	$5,776,493

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $2,670,167)	$5,734,379
Repurchase agreements, at value (cost $42,114)	42,114
Receivables:
Fund shares sold	80,068
Dividends	4,020
Interest	19
Total assets	5,860,600

Liabilities:
Payable for:
Securities purchased	52,832
Fund shares redeemed	14,897
Management fees	3,611
Transfer agent fees	2,258
Investor service fees	1,062
Portfolio accounting and administration fees	446
Trustees’ fees*	53
Miscellaneous	10,320
Total liabilities	85,479
Net assets	$5,775,121

Net assets consist of:
Paid in capital	$13,584,507
Total distributable earnings (loss)	(7,809,386)
Net assets	$5,775,121
Capital shares outstanding	16,793
Net asset value per share	$343.90

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$49,843
Interest	1,123
Total investment income	50,966

Expenses:
Management fees	26,022
Investor service fees	7,654
Transfer agent fees	8,326
Professional fees	5,594
Portfolio accounting and administration fees	4,745
Trustees’ fees*	414
Custodian fees	398
Line of credit fees	8
Miscellaneous	690
Total expenses	53,851
Less:
Expenses reimbursed by Adviser	(1,531)
Net expenses	52,320
Net investment loss	(1,354)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	402,275
Net realized gain	402,275
Net change in unrealized appreciation (depreciation) on:
Investments	(128,607)
Net change in unrealized appreciation (depreciation)	(128,607)
Net realized and unrealized gain	273,668
Net increase in net assets resulting from operations	$272,314

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,354)	$(48,780)
Net realized gain on investments	402,275	1,053,616
Net change in unrealized appreciation (depreciation) on investments	(128,607)	(821,265)
Net increase in net assets resulting from operations	272,314	183,571

Capital share transactions:
Proceeds from sale of shares	8,655,348	19,749,434
Cost of shares redeemed	(8,902,083)	(31,729,898)
Net decrease from capital share transactions	(246,735)	(11,980,464)
Net increase (decrease) in net assets	25,579	(11,796,893)

Net assets:
Beginning of period	5,749,542	17,546,435
End of period	$5,775,121	$5,749,542

Capital share activity:
Shares sold	25,896	60,926
Shares redeemed	(26,590)	(99,170)
Net decrease in shares	(694)	(38,244)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020[e]	Year Ended December 31, 2019[e]
Per Share Data
Net asset value, beginning of period	$328.79	$314.84	$220.84	$188.21	$302.92	$303.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(1.88)	(2.27)	.37	.11	1.50
Net gain (loss) on investments (realized and unrealized)	15.18	15.83	96.27	32.56	(114.69)	(1.69)
Total from investment operations	15.11	13.95	94.00	32.93	(114.58)	(.19)
Less distributions from:
Net investment income	—	—	—	(.30)	(.13)	—
Total distributions	—	—	—	(.30)	(.13)	—
Net asset value, end of period	$343.90	$328.79	$314.84	$220.84	$188.21	$302.92

Total Return[c]	4.60%	4.43%	42.56%	17.50%	(37.33%)	(0.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,775	$5,750	$17,546	$8,693	$3,825	$3,245
Ratios to average net assets:
Net investment income (loss)	(0.04%)	(0.58%)	(0.80%)	0.16%	0.44%	0.45%
Total expenses	1.76%	1.80%	1.77%	1.69%	1.82%	1.83%
Net expenses[d]	1.71%	1.78%	1.77%	1.69%	1.82%	1.83%
Portfolio turnover rate	127%	290%	337%	301%	817%	423%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts for the years presented through December 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 24, 2020.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.2%

Banks - 24.5%
JPMorgan Chase & Co.	1,286	$260,106
Bank of America Corp.	4,430	176,181
Wells Fargo & Co.	2,619	155,542
Goldman Sachs Group, Inc.	291	131,625
Citigroup, Inc.	1,871	118,734
Morgan Stanley	1,206	117,211
PNC Financial Services Group, Inc.	545	84,737
U.S. Bancorp	2,097	83,251
NU Holdings Limited/Cayman Islands — Class A*	6,326	81,542
Truist Financial Corp.	2,034	79,021
Bank of New York Mellon Corp.	1,205	72,168
ICICI Bank Ltd. ADR	2,429	69,980
HDFC Bank Ltd. ADR	1,047	67,354
Toronto-Dominion Bank	1,204	66,172
Royal Bank of Canada	565	60,105
Bank of Nova Scotia	1,295	59,207
M&T Bank Corp.	362	54,792
Fifth Third Bancorp	1,476	53,859
State Street Corp.	676	50,024
Huntington Bancshares, Inc.	3,635	47,909
Regions Financial Corp.	2,357	47,234
Northern Trust Corp.	522	43,838
Citizens Financial Group, Inc.	1,198	43,164
KeyCorp	2,806	39,873
East West Bancorp, Inc.	475	34,784
First Horizon Corp.	2,046	32,266
Comerica, Inc.	553	28,225
Western Alliance Bancorporation	442	27,767
Zions Bancorp North America	633	27,453
Old National Bancorp	1,506	25,888
Wintrust Financial Corp.	249	24,542
Bank OZK	582	23,862
Pinnacle Financial Partners, Inc.	285	22,811
Columbia Banking System, Inc.	1,134	22,555
First Citizens BancShares, Inc. — Class A	12	20,203
Valley National Bancorp	2,735	19,090
Total Banks		2,373,075

Diversified Financial Services - 21.3%
Visa, Inc. — Class A	921	241,735
Mastercard, Inc. — Class A	461	203,375
American Express Co.	517	119,711
BlackRock, Inc. — Class A	143	112,587
Charles Schwab Corp.	1,513	111,493
Intercontinental Exchange, Inc.	689	94,317
CME Group, Inc. — Class A	454	89,256
Capital One Financial Corp.	556	76,978
Interactive Brokers Group, Inc. — Class A	620	76,012
Coinbase Global, Inc. — Class A*	336	74,669
Apollo Global Management, Inc.	628	74,148
XP, Inc. — Class A	3,946	69,410
Ameriprise Financial, Inc.	162	69,205
Ares Management Corp. — Class A	518	69,039
Discover Financial Services	485	63,443
Nasdaq, Inc.	906	54,596
T. Rowe Price Group, Inc.	461	53,158
Raymond James Financial, Inc.	427	52,781
Tradeweb Markets, Inc. — Class A	490	51,940
Synchrony Financial	1,040	49,078
LPL Financial Holdings, Inc.	173	48,319
Cboe Global Markets, Inc.	266	45,236
Ally Financial, Inc.	891	35,346
SEI Investments Co.	459	29,693
Franklin Resources, Inc.	1,283	28,675
Invesco Ltd.	1,842	27,556
SoFi Technologies, Inc.*	4,038	26,691
Upstart Holdings, Inc.*	601	14,178
Total Diversified Financial Services		2,062,625

REITs - 20.5%
Prologis, Inc.	965	108,379
American Tower Corp. — Class A	515	100,106
Equinix, Inc.	117	88,522
Welltower, Inc.	806	84,026
Digital Realty Trust, Inc.	497	75,569
Simon Property Group, Inc.	481	73,016
Public Storage	251	72,200
Realty Income Corp.	1,351	71,360
Crown Castle, Inc.	697	68,097
Extra Space Storage, Inc.	385	59,833
AvalonBay Communities, Inc.	282	58,343
VICI Properties, Inc.	2,036	58,311
Equity Residential	791	54,848
Iron Mountain, Inc.	612	54,847
Invitation Homes, Inc.	1,363	48,918
Ventas, Inc.	954	48,902
SBA Communications Corp.	246	48,290
Weyerhaeuser Co.	1,686	47,866
Alexandria Real Estate Equities, Inc.	407	47,607
Essex Property Trust, Inc.	162	44,096
Mid-America Apartment Communities, Inc.	305	43,496
Sun Communities, Inc.	346	41,638
UDR, Inc.	956	39,339
Healthpeak Properties, Inc.	2,005	39,298
Kimco Realty Corp.	1,976	38,453
Lamar Advertising Co. — Class A	315	37,652
Host Hotels & Resorts, Inc.	2,086	37,506
American Homes 4 Rent — Class A	1,006	37,383
Gaming and Leisure Properties, Inc.	816	36,891
Regency Centers Corp.	586	36,449
Camden Property Trust	331	36,115
Equity LifeStyle Properties, Inc.	553	36,017
CubeSmart	750	33,878
Rexford Industrial Realty, Inc.	735	32,774
Annaly Capital Management, Inc.	1,675	31,925
Omega Healthcare Investors, Inc.	931	31,887
BXP, Inc.	511	31,457
AGNC Investment Corp.	2,858	27,265

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
FINANCIAL SERVICES FUND

	Shares	Value
Sabra Health Care REIT, Inc.	1,340	$20,636
Total REITs		1,983,195

Insurance - 18.6%
Berkshire Hathaway, Inc. — Class B*	773	314,456
Progressive Corp.	568	117,979
Marsh & McLennan Companies, Inc.	516	108,732
Arch Capital Group Ltd.*	903	91,104
Aon plc — Class A	283	83,083
Arthur J Gallagher & Co.	306	79,349
Chubb Ltd.	305	77,799
Willis Towers Watson plc	296	77,594
Aflac, Inc.	854	76,271
American International Group, Inc.	1,010	74,982
Travelers Companies, Inc.	354	71,982
Prudential Financial, Inc.	597	69,963
MetLife, Inc.	992	69,629
Allstate Corp.	429	68,494
Everest Group Ltd.	156	59,439
Hartford Financial Services Group, Inc.	582	58,514
Brown & Brown, Inc.	544	48,639
Cincinnati Financial Corp.	392	46,295
Principal Financial Group, Inc.	586	45,972
W R Berkley Corp.	530	41,647
Equitable Holdings, Inc.	955	39,021
Globe Life, Inc.	376	30,937
Corebridge Financial, Inc.[1]	989	28,800
Erie Indemnity Co. — Class A	43	15,583
Total Insurance		1,796,264

Commercial Services - 7.3%
S&P Global, Inc.	287	128,002
Moody’s Corp.	208	87,553
PayPal Holdings, Inc.*	1,388	80,546
Block, Inc. — Class A*	1,055	68,037
StoneCo Ltd. — Class A*	5,009	60,058
Global Payments, Inc.	557	53,862
Corpay, Inc.*	176	46,888
Toast, Inc. — Class A*	1,677	43,216
Affirm Holdings, Inc.*	933	28,186
MarketAxess Holdings, Inc.	133	26,671
Shift4 Payments, Inc. — Class A*	363	26,626
Morningstar, Inc.	69	20,414
Euronet Worldwide, Inc.*	194	20,079
Flywire Corp.*	921	15,095
Total Commercial Services		705,233

Private Equity - 3.2%
Blackstone, Inc. — Class A	1,055	130,609
KKR & Company, Inc. — Class A	832	87,560
Brookfield Corp.	1,459	60,607
Carlyle Group, Inc.	833	33,445
Total Private Equity		312,221

Software - 2.8%
Fiserv, Inc.*	669	99,708
Fidelity National Information Services, Inc.	913	68,804
MSCI, Inc. — Class A	134	64,554
Jack Henry & Associates, Inc.	230	38,184
Total Software		271,250

Internet - 0.5%
Robinhood Markets, Inc. — Class A*	1,951	44,307

Media - 0.4%
FactSet Research Systems, Inc.	103	42,052

Savings & Loans - 0.1%
New York Community Bancorp, Inc.	4,374	14,084

Total Common Stocks
(Cost $4,296,871)		9,604,306

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A.
ADR	9,691	56,596
Total Preferred Stocks
(Cost $45,382)		56,596

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$38,633	38,633
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	30,458	30,458
Total Repurchase Agreements
(Cost $69,091)		69,091

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	22,045	22,045
Total Securities Lending Collateral
(Cost $22,045)		22,045

Total Investments - 100.7%
(Cost $4,433,389)		$9,752,038
Other Assets & Liabilities, net - (0.7)%		(68,892)
Total Net Assets - 100.0%		$9,683,146

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
FINANCIAL SERVICES FUND

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,604,306	$—	$—	$9,604,306
Preferred Stocks	56,596	—	—	56,596
Repurchase Agreements	—	69,091	—	69,091
Securities Lending Collateral	22,045	—	—	22,045
Total Assets	$9,682,947	$69,091	$—	$9,752,038

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $21,578 of securities loaned (cost $4,364,298)	$9,682,947
Repurchase agreements, at value (cost $69,091)	69,091
Cash	194
Receivables:
Dividends	15,650
Fund shares sold	1,521
Interest	30
Securities lending income	2
Total assets	9,769,435

Liabilities:
Payable for:
Fund shares redeemed	32,008
Return of securities lending collateral	22,045
Professional fees	7,505
Management fees	6,547
Printing fees	4,493
Transfer agent and maintenance fees	3,924
Investor service fees	1,925
Portfolio accounting and administration fees	809
Trustees’ fees*	97
Miscellaneous	6,936
Total liabilities	86,289
Net assets	$9,683,146

Net assets consist of:
Paid in capital	$5,117,411
Total distributable earnings (loss)	4,565,735
Net assets	$9,683,146
Capital shares outstanding	96,402
Net asset value per share	$100.45

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $917)	$136,552
Interest	1,994
Income from securities lending, net	343
Total investment income	138,889

Expenses:
Management fees	49,507
Investor service fees	14,561
Transfer agent fees	15,496
Professional fees	10,311
Portfolio accounting and administration fees	9,028
Custodian fees	756
Trustees’ fees*	751
Line of credit fees	61
Miscellaneous	2,197
Total expenses	102,668
Less:
Expenses reimbursed by Adviser	(2,912)
Net expenses	99,756
Net investment income	39,133

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	593,879
Net realized gain	593,879
Net change in unrealized appreciation (depreciation) on:
Investments	(68,742)
Net change in unrealized appreciation (depreciation)	(68,742)
Net realized and unrealized gain	525,137
Net increase in net assets resulting from operations	$564,270

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,133	$81,865
Net realized gain on investments	593,879	280,895
Net change in unrealized appreciation (depreciation) on investments	(68,742)	918,318
Net increase in net assets resulting from operations	564,270	1,281,078

Capital share transactions:
Proceeds from sale of shares	7,982,676	10,378,589
Cost of shares redeemed	(12,567,020)	(8,135,529)
Net increase (decrease) from capital share transactions	(4,584,344)	2,243,060
Net increase (decrease) in net assets	(4,020,074)	3,524,138

Net assets:
Beginning of period	13,703,220	10,179,082
End of period	$9,683,146	$13,703,220

Capital share activity:
Shares sold	81,005	116,821
Shares redeemed	(127,939)	(94,757)
Net increase (decrease) in shares	(46,934)	22,064

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$95.60	$83.94	$112.74	$85.52	$89.79	$73.46
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.70	.65	.40	.70	.70
Net gain (loss) on investments (realized and unrealized)	4.52	10.96	(20.97)	29.49	(1.47)	19.67
Total from investment operations	4.85	11.66	(20.32)	29.89	(.77)	20.37
Less distributions from:
Net investment income	—	—	(.58)	(.38)	(.74)	(.71)
Net realized gains	—	—	(7.90)	(2.29)	(2.76)	(3.33)
Total distributions	—	—	(8.48)	(2.67)	(3.50)	(4.04)
Net asset value, end of period	$100.45	$95.60	$83.94	$112.74	$85.52	$89.79

Total Return[c]	5.07%	13.89%	(18.11%)	35.26%	(0.11%)	28.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,683	$13,703	$10,179	$18,140	$10,367	$11,327
Ratios to average net assets:
Net investment income (loss)	0.67%	0.82%	0.67%	0.39%	0.92%	0.83%
Total expenses	1.76%	1.80%	1.77%	1.69%	1.82%	1.82%
Net expenses[d]	1.71%	1.78%	1.77%	1.69%	1.82%	1.82%
Portfolio turnover rate	62%	95%	101%	170%	339%	218%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Pharmaceuticals - 33.9%
Eli Lilly & Co.	701	$634,671
Johnson & Johnson	2,904	424,449
AbbVie, Inc.	2,318	397,583
Merck & Company, Inc.	3,164	391,703
Pfizer, Inc.	10,239	286,487
Cigna Group	661	218,507
Bristol-Myers Squibb Co.	5,056	209,976
Zoetis, Inc.	1,126	195,203
AstraZeneca plc ADR	2,482	193,571
McKesson Corp.	331	193,317
CVS Health Corp.	3,264	192,772
Becton Dickinson & Co.	802	187,435
Dexcom, Inc.*	1,339	151,816
Novo Nordisk A/S ADR	1,057	150,876
Cencora, Inc. — Class A	616	138,785
Novartis AG ADR	1,118	119,022
Alkermes plc*	4,909	118,307
GSK plc ADR	2,865	110,303
Cardinal Health, Inc.	1,118	109,922
Teva Pharmaceutical Industries Ltd. ADR*	6,643	107,949
Neurocrine Biosciences, Inc.*	600	82,602
Viatris, Inc.	7,608	80,873
Henry Schein, Inc.*	991	63,523
Vaxcyte, Inc.*	799	60,333
Jazz Pharmaceuticals plc*	519	55,393
Option Care Health, Inc.*	1,792	49,638
Madrigal Pharmaceuticals, Inc.*	113	31,658
Total Pharmaceuticals		4,956,674

Healthcare-Products - 27.8%
Thermo Fisher Scientific, Inc.	584	322,952
Abbott Laboratories	2,917	303,105
Danaher Corp.	1,180	294,823
Intuitive Surgical, Inc.*	651	289,597
Stryker Corp.	716	243,619
Boston Scientific Corp.*	3,128	240,887
Edwards Lifesciences Corp.*	1,869	172,640
Medtronic plc	2,179	171,509
IDEXX Laboratories, Inc.*	292	142,262
Agilent Technologies, Inc.	1,070	138,704
GE HealthCare Technologies, Inc.	1,683	131,139
ResMed, Inc.	590	112,938
West Pharmaceutical Services, Inc.	330	108,699
Zimmer Biomet Holdings, Inc.	994	107,879
Hologic, Inc.*	1,280	95,040
Baxter International, Inc.	2,805	93,827
Waters Corp.*	323	93,709
Cooper Companies, Inc.*	1,035	90,356
Align Technology, Inc.*	365	88,122
Insulet Corp.*	420	84,756
Avantor, Inc.*	3,969	84,143
Natera, Inc.*	727	78,727
Bio-Techne Corp.	1,025	73,441
Exact Sciences Corp.*	1,494	63,122
Repligen Corp.*	480	60,509
Bruker Corp.	907	57,876
Penumbra, Inc.*	321	57,770
Masimo Corp.*	433	54,532
Lantheus Holdings, Inc.*	658	52,831
Dentsply Sirona, Inc.	1,998	49,770
Azenta, Inc.*	711	37,413
Inari Medical, Inc.*	762	36,690
Inspire Medical Systems, Inc.*	222	29,710
Total Healthcare-Products		4,063,097

Biotechnology - 20.5%
Amgen, Inc.	961	300,264
Vertex Pharmaceuticals, Inc.*	519	243,266
Regeneron Pharmaceuticals, Inc.*	230	241,737
Gilead Sciences, Inc.	3,158	216,670
Alnylam Pharmaceuticals, Inc.*	629	152,847
Argenx SE ADR*	304	130,732
Biogen, Inc.*	558	129,356
Moderna, Inc.*	1,086	128,962
CRISPR Therapeutics AG*	1,798	97,110
Sarepta Therapeutics, Inc.*	596	94,168
Illumina, Inc.*	855	89,245
BioMarin Pharmaceutical, Inc.*	1,068	87,928
United Therapeutics Corp.*	276	87,920
Royalty Pharma plc — Class A	3,093	81,562
Incyte Corp.*	1,241	75,229
Ionis Pharmaceuticals, Inc.*	1,263	60,195
Halozyme Therapeutics, Inc.*	1,144	59,900
Intra-Cellular Therapies, Inc.*	857	58,696
Exelixis, Inc.*	2,562	57,568
Cytokinetics, Inc.*	1,035	56,076
REVOLUTION Medicines, Inc.*	1,405	54,528
Viking Therapeutics, Inc.*	1,000	53,010
Roivant Sciences Ltd.*	4,770	50,419
Blueprint Medicines Corp.*	455	49,040
Apellis Pharmaceuticals, Inc.*	1,116	42,810
Axsome Therapeutics, Inc.*	529	42,584
Guardant Health, Inc.*	1,389	40,114
Arrowhead Pharmaceuticals, Inc.*	1,536	39,921
Bridgebio Pharma, Inc.*	1,554	39,363
Ultragenyx Pharmaceutical, Inc.*	956	39,292
TG Therapeutics, Inc.*	2,054	36,541
ACADIA Pharmaceuticals, Inc.*	2,019	32,809
Iovance Biotherapeutics, Inc.*	3,981	31,928
GRAIL, Inc.*,1	142	2,182
Total Biotechnology		3,003,972

Healthcare-Services - 15.5%
UnitedHealth Group, Inc.	981	499,584
Elevance Health, Inc.	474	256,842
HCA Healthcare, Inc.	535	171,885
Humana, Inc.	413	154,317
ICON plc*	449	140,748
IQVIA Holdings, Inc.*	653	138,070
Centene Corp.*	2,003	132,799
Labcorp Holdings, Inc.	471	95,853

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
HEALTH CARE FUND

	Shares	Value
Molina Healthcare, Inc.*	312	$92,758
Quest Diagnostics, Inc.	639	87,466
Tenet Healthcare Corp.*	590	78,488
Universal Health Services, Inc. — Class B	417	77,116
Catalent, Inc.*	1,264	71,075
Medpace Holdings, Inc.*	164	67,543
HealthEquity, Inc.*	735	63,357
DaVita, Inc.*	417	57,784
Acadia Healthcare Company, Inc.*	834	56,328
Teladoc Health, Inc.*	2,952	28,871
Total Healthcare-Services		2,270,884

Electronics - 0.8%
Mettler-Toledo International, Inc.*	86	120,193

Software - 0.8%
Veeva Systems, Inc. — Class A*	629	115,113

Commercial Services - 0.2%
R1 RCM, Inc.*	2,572	32,304

Total Common Stocks
(Cost $6,736,608)		14,562,237

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson	307	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$68,060	68,060
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	53,657	53,657
Total Repurchase Agreements
(Cost $121,717)		121,717

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.0%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	1,395	1,395
Total Securities Lending Collateral
(Cost $1,395)		1,395

Total Investments - 100.3%
(Cost $6,859,720)		$14,685,349
Other Assets & Liabilities, net - (0.3)%		(50,110)
Total Net Assets - 100.0%		$14,635,239

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$14,562,237	$—	$—		$14,562,237
Rights	—	—	—	*	—
Repurchase Agreements	—	121,717	—		121,717
Securities Lending Collateral	1,395	—	—		1,395
Total Assets	$14,563,632	$121,717	$—		$14,685,349

*	Security has a market value of $0.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $1,383 of securities loaned (cost $6,738,003)	$14,563,632
Repurchase agreements, at value (cost $121,717)	121,717
Receivables:
Securities sold	205,038
Dividends	7,343
Foreign tax reclaims	826
Interest	54
Fund shares sold	14
Total assets	14,898,624

Liabilities:
Payable for:
Fund shares redeemed	222,324
Management fees	8,241
Transfer agent fees	4,906
Investor service fees	2,424
Return of securities lending collateral	1,395
Portfolio accounting and administration fees	1,018
Trustees’ fees*	118
Miscellaneous	22,959
Total liabilities	263,385
Net assets	$14,635,239

Net assets consist of:
Paid in capital	$6,151,924
Total distributable earnings (loss)	8,483,315
Net assets	$14,635,239
Capital shares outstanding	173,269
Net asset value per share	$84.47

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $864)	$83,452
Interest	2,338
Income from securities lending, net	14
Total investment income	85,804

Expenses:
Management fees	58,689
Transfer agent fees	18,640
Investor service fees	17,261
Portfolio accounting and administration fees	10,702
Professional fees	10,465
Trustees’ fees*	930
Custodian fees	898
Line of credit fees	37
Miscellaneous	3,941
Total expenses	121,563
Less:
Expenses reimbursed by Adviser	(3,452)
Net expenses	118,111
Net investment loss	(32,307)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,360,874
Net realized gain	1,360,874
Net change in unrealized appreciation (depreciation) on:
Investments	(765,162)
Net change in unrealized appreciation (depreciation)	(765,162)
Net realized and unrealized gain	595,712
Net increase in net assets resulting from operations	$563,405

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(32,307)	$(96,997)
Net realized gain on investments	1,360,874	2,685,283
Net change in unrealized appreciation (depreciation) on investments	(765,162)	(1,457,430)
Net increase in net assets resulting from operations	563,405	1,130,856

Distributions to shareholders	—	(577,334)

Capital share transactions:
Proceeds from sale of shares	6,606,945	20,127,706
Distributions reinvested	—	577,334
Cost of shares redeemed	(6,244,861)	(24,995,781)
Net increase (decrease) from capital share transactions	362,084	(4,290,741)
Net increase (decrease) in net assets	925,489	(3,737,219)

Net assets:
Beginning of period	13,709,750	17,446,969
End of period	$14,635,239	$13,709,750

Capital share activity:
Shares sold	78,583	255,210
Shares issued from reinvestment of distributions	—	7,418
Shares redeemed	(74,287)	(310,729)
Net increase (decrease) in shares	4,296	(48,101)

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$81.14	$80.37	$96.58	$86.44	$74.88	$62.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.47)	(.47)	(.61)	(.55)	(.40)
Net gain (loss) on investments (realized and unrealized)	3.53	4.39	(11.24)	16.61	14.32	14.35
Total from investment operations	3.33	3.92	(11.71)	16.00	13.77	13.95
Less distributions from:
Net realized gains	—	(3.15)	(4.50)	(5.86)	(2.21)	(1.45)
Total distributions	—	(3.15)	(4.50)	(5.86)	(2.21)	(1.45)
Net asset value, end of period	$84.47	$81.14	$80.37	$96.58	$86.44	$74.88

Total Return[c]	4.10%	5.03%	(12.00%)	18.84%	18.68%	22.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,635	$13,710	$17,447	$23,841	$21,049	$19,042
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.59%)	(0.57%)	(0.66%)	(0.71%)	(0.58%)
Total expenses	1.76%	1.80%	1.77%	1.69%	1.82%	1.82%
Net expenses[d]	1.71%	1.79%	1.77%	1.69%	1.82%	1.82%
Portfolio turnover rate	49%	136%	158%	114%	171%	150%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Internet - 56.7%
Alphabet, Inc. — Class A	2,105	$383,426
Amazon.com, Inc.*	1,776	343,212
Meta Platforms, Inc. — Class A	562	283,372
Netflix, Inc.*	289	195,040
Uber Technologies, Inc.*	1,944	141,290
Airbnb, Inc. — Class A*	717	108,719
Booking Holdings, Inc.	26	102,999
DoorDash, Inc. — Class A*	631	68,640
Alibaba Group Holding Ltd. ADR	882	63,504
Pinterest, Inc. — Class A*	1,417	62,447
Shopify, Inc. — Class A*	936	61,823
eBay, Inc.	1,092	58,662
Spotify Technology S.A.*	172	53,972
Snap, Inc. — Class A*	3,193	53,036
GoDaddy, Inc. — Class A*	361	50,435
MercadoLibre, Inc.*	29	47,659
Expedia Group, Inc.*	372	46,868
JD.com, Inc. ADR	1,810	46,770
Okta, Inc.*	495	46,337
Baidu, Inc. ADR*	519	44,883
Sea Ltd. ADR*	618	44,138
VeriSign, Inc.*	248	44,094
Trip.com Group Ltd. ADR*	895	42,065
Wix.com Ltd.*	249	39,608
Bilibili, Inc. ADR*,1	2,552	39,403
Chewy, Inc. — Class A*	1,389	37,836
F5, Inc.*	212	36,513
Roku, Inc.*	598	35,838
Zillow Group, Inc. — Class C*	735	34,097
Match Group, Inc.*	1,020	30,988
Etsy, Inc.*	500	29,490
Wayfair, Inc. — Class A*	529	27,894
Lyft, Inc. — Class A*	1,757	24,774
IAC, Inc.*	448	20,989
Cargurus, Inc.*	707	18,523
TripAdvisor, Inc.*	891	15,869
Ziff Davis, Inc.*	256	14,093
Bumble, Inc. — Class A*	1,290	13,558
Trump Media & Technology Group Corp.*,1	386	12,641
Total Internet		2,825,505

Software - 27.1%
Adobe, Inc.*	353	196,106
Salesforce, Inc.	729	187,426
Workday, Inc. — Class A*	402	89,871
Datadog, Inc. — Class A*	571	74,053
Snowflake, Inc. — Class A*	548	74,029
Electronic Arts, Inc.	497	69,247
Cloudflare, Inc. — Class A*	742	61,460
Veeva Systems, Inc. — Class A*	315	57,648
Take-Two Interactive Software, Inc.*	364	56,598
ROBLOX Corp. — Class A*	1,389	51,685
MongoDB, Inc.*	205	51,242
Zoom Video Communications, Inc. — Class A*	791	46,819
NetEase, Inc. ADR	482	46,070
Nutanix, Inc. — Class A*	771	43,831
Akamai Technologies, Inc.*	467	42,067
DocuSign, Inc.*	710	37,985
Twilio, Inc. — Class A*	601	34,143
Dropbox, Inc. — Class A*	1,404	31,548
Smartsheet, Inc. — Class A*	644	28,388
ZoomInfo Technologies, Inc. — Class A*	1,843	23,535
Box, Inc. — Class A*	837	22,130
DigitalOcean Holdings, Inc.*	450	15,637
Fastly, Inc. — Class A*	1,513	11,151
Total Software		1,352,669

Telecommunications - 10.7%
Cisco Systems, Inc.	3,232	153,552
Arista Networks, Inc.*	303	106,195
Motorola Solutions, Inc.	239	92,266
Telefonaktiebolaget LM Ericsson ADR[1]	6,479	39,975
Juniper Networks, Inc.	1,073	39,122
Ciena Corp.*	618	29,775
Nokia Oyj ADR	7,528	28,456
Extreme Networks, Inc.*	1,178	15,844
Viavi Solutions, Inc.*	1,994	13,699
Viasat, Inc.*	1,011	12,840
Total Telecommunications		531,724

Commercial Services - 2.2%
PayPal Holdings, Inc.*	1,478	85,768
Paylocity Holding Corp.*	188	24,788
Total Commercial Services		110,556

Real Estate - 1.2%
CoStar Group, Inc.*	835	61,907

Entertainment - 0.9%
DraftKings, Inc. — Class A*	1,194	45,575

Computers - 0.4%
Lumentum Holdings, Inc.*	431	21,947

Healthcare-Services - 0.3%
Teladoc Health, Inc.*	1,481	14,484

Total Common Stocks
(Cost $1,958,017)		4,964,367

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
INTERNET FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$22,951	$22,951
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	18,094	18,094
Total Repurchase Agreements
(Cost $41,045)		41,045

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	73,530	73,530
Total Securities Lending Collateral
(Cost $73,530)		73,530

Total Investments - 101.8%
(Cost $2,072,592)		$5,078,942
Other Assets & Liabilities, net - (1.8)%		(91,565)
Total Net Assets - 100.0%		$4,987,377

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,964,367	$—	$—	$4,964,367
Repurchase Agreements	—	41,045	—	41,045
Securities Lending Collateral	73,530	—	—	73,530
Total Assets	$5,037,897	$41,045	$—	$5,078,942

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $67,706 of securities loaned (cost $2,031,547)	$5,037,897
Repurchase agreements, at value (cost $41,045)	41,045
Receivables:
Dividends	1,867
Securities lending income	21
Interest	18
Total assets	5,080,848

Liabilities:
Payable for:
Return of securities lending collateral	73,530
Management fees	3,223
Transfer agent fees	2,239
Investor service fees	948
Fund shares redeemed	835
Portfolio accounting and administration fees	398
Trustees’ fees*	63
Miscellaneous	12,235
Total liabilities	93,471
Net assets	$4,987,377

Net assets consist of:
Paid in capital	$1,772,080
Total distributable earnings (loss)	3,215,297
Net assets	$4,987,377
Capital shares outstanding	55,097
Net asset value per share	$90.52

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $560)	$15,421
Interest	1,394
Income from securities lending, net	163
Total investment income	16,978

Expenses:
Management fees	29,747
Investor service fees	8,749
Transfer agent fees	9,712
Professional fees	5,972
Portfolio accounting and administration fees	5,424
Trustees’ fees*	540
Custodian fees	460
Miscellaneous	1,017
Total expenses	61,621
Less:
Expenses reimbursed by Adviser	(1,750)
Net expenses	59,871
Net investment loss	(42,893)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,311,419
Net realized gain	1,311,419
Net change in unrealized appreciation (depreciation) on:
Investments	(863,601)
Net change in unrealized appreciation (depreciation)	(863,601)
Net realized and unrealized gain	447,818
Net increase in net assets resulting from operations	$404,925

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(42,893)	$(98,890)
Net realized gain (loss) on investments	1,311,419	(122,550)
Net change in unrealized appreciation (depreciation) on investments	(863,601)	2,672,544
Net increase in net assets resulting from operations	404,925	2,451,104

Capital share transactions:
Proceeds from sale of shares	1,620,694	16,456,245
Cost of shares redeemed	(4,931,067)	(15,439,003)
Net increase (decrease) from capital share transactions	(3,310,373)	1,017,242
Net increase (decrease) in net assets	(2,905,448)	3,468,346

Net assets:
Beginning of period	7,892,825	4,424,479
End of period	$4,987,377	$7,892,825

Capital share activity:
Shares sold	18,746	229,708
Shares issued from reinvestment of distributions	—	—
Shares redeemed	(56,551)	(213,562)
Net increase (decrease) in shares	(37,805)	16,146

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$84.96	$57.64	$139.50	$164.44	$104.02	$82.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.54)	(1.04)	(1.28)	(2.50)	(1.95)	(1.41)
Net gain (loss) on investments (realized and unrealized)	6.10	28.36	(59.04)	(2.98)	64.22	22.53
Total from investment operations	5.56	27.32	(60.32)	(5.48)	62.27	21.12
Less distributions from:
Net realized gains	—	—	(21.54)	(19.46)	(1.85)	—
Total distributions	—	—	(21.54)	(19.46)	(1.85)	—
Net asset value, end of period	$90.52	$84.96	$57.64	$139.50	$164.44	$104.02

Total Return[c]	6.54%	47.40%	(44.84%)	(4.66%)	60.21%	25.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,987	$7,893	$4,424	$9,131	$14,066	$8,347
Ratios to average net assets:
Net investment income (loss)	(1.23%)	(1.45%)	(1.55%)	(1.53%)	(1.54%)	(1.42%)
Total expenses	1.76%	1.81%	1.77%	1.69%	1.82%	1.82%
Net expenses[d]	1.71%	1.79%	1.77%	1.69%	1.82%	1.82%
Portfolio turnover rate	29%	240%	58%	139%	243%	319%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Retail - 19.7%
McDonald’s Corp.	503	$128,184
Starbucks Corp.	1,096	85,324
Chipotle Mexican Grill, Inc. — Class A*	1,341	84,014
Yum! Brands, Inc.	424	56,163
Darden Restaurants, Inc.	266	40,251
Domino’s Pizza, Inc.	76	39,241
Restaurant Brands International, Inc.	485	34,129
Texas Roadhouse, Inc. — Class A	184	31,595
Yum China Holdings, Inc.	955	29,452
Wingstop, Inc.	59	24,937
Cava Group, Inc.*	260	24,115
Shake Shack, Inc. — Class A*	194	17,460
Brinker International, Inc.*	239	17,301
Wendy’s Co.	956	16,214
Cheesecake Factory, Inc.	323	12,691
Bloomin’ Brands, Inc.	635	12,211
Papa John’s International, Inc.	248	11,651
Dave & Buster’s Entertainment, Inc.*	262	10,430
Jack in the Box, Inc.	167	8,507
Cracker Barrel Old Country Store, Inc.	193	8,137
Total Retail		692,007

Internet - 18.0%
Netflix, Inc.*	239	161,296
Booking Holdings, Inc.	27	106,961
Airbnb, Inc. — Class A*	594	90,068
DoorDash, Inc. — Class A*	522	56,783
Spotify Technology S.A.*	146	45,813
Expedia Group, Inc.*	308	38,805
Sea Ltd. ADR*	508	36,282
Trip.com Group Ltd. ADR*	731	34,357
Bilibili, Inc. ADR*	1,999	30,865
Roku, Inc.*	496	29,725
Total Internet		630,955

Media - 15.4%
Walt Disney Co.	1,265	125,602
Comcast Corp. — Class A	3,011	117,911
Charter Communications, Inc. — Class A*	180	53,813
Warner Bros Discovery, Inc.*	5,254	39,090
News Corp. — Class A	1,370	37,771
Fox Corp. — Class A	1,091	37,497
New York Times Co. — Class A	520	26,629
Liberty Broadband Corp. — Class C*	483	26,478
Paramount Global — Class B	2,288	23,772
Endeavor Group Holdings, Inc. — Class A	833	22,516
Nexstar Media Group, Inc. — Class A	124	20,585
Sirius XM Holdings, Inc.[1]	2,872	8,128
Total Media		539,792

Entertainment - 10.8%
DraftKings, Inc. — Class A*	989	37,750
TKO Group Holdings, Inc.	346	37,365
Live Nation Entertainment, Inc.*	394	36,934
Warner Music Group Corp. — Class A	1,154	35,370
Light & Wonder, Inc. — Class A*	295	30,940
Churchill Downs, Inc.	202	28,199
Caesars Entertainment, Inc.*	696	27,659
Vail Resorts, Inc.	134	24,137
Red Rock Resorts, Inc. — Class A	387	21,258
Penn Entertainment, Inc.*	843	16,316
Marriott Vacations Worldwide Corp.	181	15,805
Six Flags Entertainment Corp.	473	15,675
Cinemark Holdings, Inc.*	723	15,631
International Game Technology plc	688	14,077
United Parks & Resorts, Inc.*	243	13,197
AMC Entertainment Holdings, Inc. — Class A*,1	2,152	10,717
Total Entertainment		381,030

Lodging - 9.4%
Hilton Worldwide Holdings, Inc.	322	70,261
Marriott International, Inc. — Class A	290	70,113
Las Vegas Sands Corp.	851	37,657
Hyatt Hotels Corp. — Class A	239	36,309
MGM Resorts International*	710	31,552
Wynn Resorts Ltd.	302	27,029
Wyndham Hotels & Resorts, Inc.	308	22,792
Boyd Gaming Corp.	331	18,238
Choice Hotels International, Inc.[1]	145	17,255
Total Lodging		331,206

Leisure Time - 7.6%
Royal Caribbean Cruises Ltd.*	360	57,395
Carnival Corp.*	2,463	46,107
Planet Fitness, Inc. — Class A*	434	31,938
Norwegian Cruise Line Holdings Ltd.*	1,474	27,697
Brunswick Corp.	282	20,521
Polaris, Inc.	249	19,499
Harley-Davidson, Inc.	573	19,218
YETI Holdings, Inc.*	423	16,138
Topgolf Callaway Brands Corp.*	896	13,709
Peloton Interactive, Inc. — Class A*	2,609	8,818
Sabre Corp.*	2,357	6,293
Total Leisure Time		267,333

Agriculture - 6.6%
Philip Morris International, Inc.	1,157	117,239
Altria Group, Inc.	1,811	82,491
British American Tobacco plc ADR	1,035	32,012
Total Agriculture		231,742

Software - 5.2%
Electronic Arts, Inc.	412	57,404
Take-Two Interactive Software, Inc.*	301	46,803
ROBLOX Corp. — Class A*	1,151	42,829
NetEase, Inc. ADR	392	37,467
Total Software		184,503

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
LEISURE FUND

	Shares	Value
Beverages - 4.6%
Constellation Brands, Inc. — Class A	235	$60,461
Brown-Forman Corp. — Class B	979	42,283
Anheuser-Busch InBev S.A. ADR	527	30,645
Molson Coors Beverage Co. — Class B	582	29,583
Total Beverages		162,972

Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	445	26,032
Mattel, Inc.*	1,333	21,675
Total Toys, Games & Hobbies		47,707

Food Service - 0.8%
Aramark	831	28,271

Total Common Stocks
(Cost $1,611,749)		3,497,518

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$13,961	13,961
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	11,006	11,006
Total Repurchase Agreements
(Cost $24,967)		24,967

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	27,546	27,546
Total Securities Lending Collateral
(Cost $27,546)		27,546

Total Investments - 101.0%
(Cost $1,664,262)		$3,550,031
Other Assets & Liabilities, net - (1.0)%		(35,266)
Total Net Assets - 100.0%		$3,514,765

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,497,518	$—	$—	$3,497,518
Repurchase Agreements	—	24,967	—	24,967
Securities Lending Collateral	27,546	—	—	27,546
Total Assets	$3,525,064	$24,967	$—	$3,550,031

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $26,986 of securities loaned (cost $1,639,295)	$3,525,064
Repurchase agreements, at value (cost $24,967)	24,967
Receivables:
Dividends	5,125
Securities lending income	41
Interest	11
Total assets	3,555,208

Liabilities:
Payable for:
Return of securities lending collateral	27,546
Management fees	2,318
Transfer agent fees	1,572
Investor service fees	682
Fund shares redeemed	389
Portfolio accounting and administration fees	286
Trustees’ fees*	39
Miscellaneous	7,611
Total liabilities	40,443
Net assets	$3,514,765

Net assets consist of:
Paid in capital	$2,536,566
Total distributable earnings (loss)	978,199
Net assets	$3,514,765
Capital shares outstanding	31,720
Net asset value per share	$110.81

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $172)	$34,303
Interest	794
Income from securities lending, net	1,612
Total investment income	36,709

Expenses:
Management fees	19,222
Investor service fees	5,654
Transfer agent fees	6,173
Professional fees	3,434
Portfolio accounting and administration fees	3,505
Trustees’ fees*	318
Custodian fees	295
Miscellaneous	1,196
Total expenses	39,797
Less:
Expenses reimbursed by Adviser	(1,131)
Net expenses	38,666
Net investment loss	(1,957)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	330,562
Net realized gain	330,562
Net change in unrealized appreciation (depreciation) on:
Investments	(262,957)
Net change in unrealized appreciation (depreciation)	(262,957)
Net realized and unrealized gain	67,605
Net increase in net assets resulting from operations	$65,648

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,957)	$1,488
Net realized gain (loss) on investments	330,562	(391,440)
Net change in unrealized appreciation (depreciation) on investments	(262,957)	795,680
Net increase in net assets resulting from operations	65,648	405,728

Capital share transactions:
Proceeds from sale of shares	1,651,716	20,564,088
Cost of shares redeemed	(3,142,552)	(19,766,173)
Net increase (decrease) from capital share transactions	(1,490,836)	797,915
Net increase (decrease) in net assets	(1,425,188)	1,203,643

Net assets:
Beginning of period	4,939,953	3,736,310
End of period	$3,514,765	$4,939,953

Capital share activity:
Shares sold	14,985	200,587
Shares redeemed	(28,950)	(197,228)
Net increase (decrease) in shares	(13,965)	3,359

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$108.13	$88.27	$121.87	$122.53	$106.03	$83.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	.02	(.44)	(1.02)	(.56)	(.09)
Net gain (loss) on investments (realized and unrealized)	2.73	19.84	(33.16)	2.25	21.48	24.33
Total from investment operations	2.68	19.86	(33.60)	1.23	20.92	24.24
Less distributions from:
Net investment income	—	—	—	—	—	(.24)
Net realized gains	—	—	—	(1.89)	(4.42)	(.98)
Total distributions	—	—	—	(1.89)	(4.42)	(1.22)
Net asset value, end of period	$110.81	$108.13	$88.27	$121.87	$122.53	$106.03

Total Return[c]	2.48%	22.50%	(27.57%)	0.92%	21.01%	29.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,515	$4,940	$3,736	$6,104	$10,822	$6,536
Ratios to average net assets:
Net investment income (loss)	(0.09%)	0.02%	(0.45%)	(0.78%)	(0.56%)	(0.09%)
Total expenses	1.76%	1.81%	1.77%	1.69%	1.82%	1.83%
Net expenses[d]	1.71%	1.79%	1.77%	1.69%	1.82%	1.83%
Portfolio turnover rate	43%	351%	103%	194%	257%	224%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Mining - 99.6%
Freeport-McMoRan, Inc.	54,693	$2,658,080
Newmont Corp.	52,623	2,203,325
Agnico Eagle Mines Ltd.	27,196	1,778,618
Barrick Gold Corp.	103,909	1,733,202
Wheaton Precious Metals Corp.	29,032	1,521,857
Kinross Gold Corp.	127,239	1,058,629
Gold Fields Ltd. ADR	69,904	1,041,570
Anglogold Ashanti plc	40,262	1,011,784
Franco-Nevada Corp.	8,456	1,002,205
Royal Gold, Inc.	7,337	918,299
Pan American Silver Corp.	42,691	848,697
Alamos Gold, Inc. — Class A	50,568	792,906
Eldorado Gold Corp.*	36,241	536,004
Harmony Gold Mining Company Ltd. ADR	57,491	527,193
Osisko Gold Royalties Ltd.	33,360	519,749
Hecla Mining Co.	106,520	516,622
Sibanye Stillwater Ltd. ADR	116,594	507,184
IAMGOLD Corp.*	122,620	459,825
Equinox Gold Corp.*	87,684	458,587
Coeur Mining, Inc.*	81,239	456,563
B2Gold Corp.	164,996	445,489
Sandstorm Gold Ltd.	73,995	402,533
First Majestic Silver Corp.	67,683	400,683
Fortuna Mining Corp.*	78,272	382,750
SilverCrest Metals, Inc.*	42,346	345,120
MAG Silver Corp.*	29,232	341,138
Seabridge Gold, Inc.*	22,643	309,983
SSR Mining, Inc.	64,386	290,381
Novagold Resources, Inc.*	83,889	290,256
Endeavour Silver Corp.*,1	82,339	289,833
Silvercorp Metals, Inc.[1]	70,217	235,929
Gatos Silver, Inc.*	20,312	212,057
New Gold, Inc.*	108,113	210,820
McEwen Mining, Inc.*	19,967	183,297
Total Mining		24,891,168

Total Common Stocks
(Cost $14,629,360)		24,891,168

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.1%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$7,653	7,653
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	6,034	6,034
Total Repurchase Agreements
(Cost $13,687)		13,687

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	204,613	204,613
Total Securities Lending Collateral
(Cost $204,613)		204,613

Total Investments - 100.5%
(Cost $14,847,660)		$25,109,468
Other Assets & Liabilities, net - (0.5)%		(132,348)
Total Net Assets - 100.0%		$24,977,120

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,891,168	$—	$—	$24,891,168
Repurchase Agreements	—	13,687	—	13,687
Securities Lending Collateral	204,613	—	—	204,613
Total Assets	$25,095,781	$13,687	$—	$25,109,468

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $192,685 of securities loaned (cost $14,833,973)	$25,095,781
Repurchase agreements, at value (cost $13,687)	13,687
Foreign currency, at value (cost $786)	786
Receivables:
Fund shares sold	5,842,028
Foreign tax reclaims	1,492
Dividends	1,042
Securities lending income	18
Interest	6
Total assets	30,954,840

Liabilities:
Overdraft due to custodian bank	784
Payable for:
Securities purchased	5,636,890
Return of securities lending collateral	204,613
Fund shares redeemed	70,431
Management fees	14,615
Transfer agent fees	7,774
Investor service fees	4,872
Portfolio accounting and administration fees	2,046
Trustees’ fees*	182
Miscellaneous	35,513
Total liabilities	5,977,720
Net assets	$24,977,120

Net assets consist of:
Paid in capital	$37,414,039
Total distributable earnings (loss)	(12,436,919)
Net assets	$24,977,120
Capital shares outstanding	605,095
Net asset value per share	$41.28

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $17,738)	$122,907
Interest	3,727
Income from securities lending, net	222
Total investment income	126,856

Expenses:
Management fees	74,198
Investor service fees	24,732
Transfer agent fees	26,856
Professional fees	19,261
Portfolio accounting and administration fees	15,334
Trustees’ fees*	1,434
Custodian fees	1,299
Line of credit fees	297
Miscellaneous	1,272
Total expenses	164,683
Less:
Expenses reimbursed by Adviser	(4,946)
Net expenses	159,737
Net investment loss	(32,881)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(424,524)
Foreign currency transactions	4
Net realized loss	(424,520)
Net change in unrealized appreciation (depreciation) on:
Investments	1,240,589
Foreign currency translations	1
Net change in unrealized appreciation (depreciation)	1,240,590
Net realized and unrealized gain	816,070
Net increase in net assets resulting from operations	$783,189

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(32,881)	$(23,413)
Net realized loss on investments	(424,520)	(140,443)
Net change in unrealized appreciation (depreciation) on investments	1,240,590	395,968
Net increase in net assets resulting from operations	783,189	232,112

Distributions to shareholders	—	(57,952)

Capital share transactions:
Proceeds from sale of shares	192,548,132	99,708,329
Distributions reinvested	—	57,952
Cost of shares redeemed	(201,100,002)	(92,171,995)
Net increase (decrease) from capital share transactions	(8,551,870)	7,594,286
Net increase (decrease) in net assets	(7,768,681)	7,768,446

Net assets:
Beginning of period	32,745,801	24,977,355
End of period	$24,977,120	$32,745,801

Capital share activity:
Shares sold	4,974,929	2,678,706
Shares issued from reinvestment of distributions	—	1,496
Shares redeemed	(5,237,263)	(2,497,500)
Net increase (decrease) in shares	(262,334)	182,702

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$37.75	$36.48	$41.25	$47.27	$36.75	$24.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.04)	.05	.06	(.37)	(.20)
Net gain (loss) on investments (realized and unrealized)	3.59	1.43	(4.64)	(4.40)	13.03	12.81
Total from investment operations	3.53	1.39	(4.59)	(4.34)	12.66	12.61
Less distributions from:
Net investment income	—	(.12)	(.18)	(1.68)	(2.14)	—
Total distributions	—	(.12)	(.18)	(1.68)	(2.14)	—
Net asset value, end of period	$41.28	$37.75	$36.48	$41.25	$47.27	$36.75

Total Return[c]	9.35%	3.83%	(11.08%)	(9.19%)	34.30%	52.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,977	$32,746	$24,977	$21,158	$23,246	$24,882
Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.12%)	0.13%	0.13%	(0.88%)	(0.69%)
Total expenses	1.66%	1.70%	1.67%	1.59%	1.72%	1.72%
Net expenses[d]	1.61%	1.68%	1.67%	1.59%	1.72%	1.72%
Portfolio turnover rate	1,016%	427%	188%	133%	163%	180%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.3%

REITs - 91.7%
REITs-Diversified - 19.7%
American Tower Corp. — Class A	680	$132,178
Equinix, Inc.	154	116,516
Digital Realty Trust, Inc.	656	99,745
Crown Castle, Inc.	921	89,982
SBA Communications Corp.	325	63,798
Weyerhaeuser Co.	2,229	63,281
Lamar Advertising Co. — Class A	417	49,844
Gaming and Leisure Properties, Inc.	1,078	48,736
WP Carey, Inc.	869	47,838
EPR Properties	598	25,104
PotlatchDeltic Corp.	619	24,382
Outfront Media, Inc.	1,438	20,563
Uniti Group, Inc.	2,748	8,024
Total REITs-Diversified		789,991

REITs-Apartments - 12.7%
AvalonBay Communities, Inc.	373	77,170
Equity Residential	1,045	72,460
Invitation Homes, Inc.	1,801	64,638
Essex Property Trust, Inc.	214	58,251
Mid-America Apartment Communities, Inc.	403	57,472
UDR, Inc.	1,264	52,014
American Homes 4 Rent — Class A	1,329	49,386
Camden Property Trust	438	47,790
Independence Realty Trust, Inc.	1,573	29,478
Total REITs-Apartments		508,659

REITs-Warehouse/Industries - 9.8%
Prologis, Inc.	1,276	143,308
Rexford Industrial Realty, Inc.	971	43,297
EastGroup Properties, Inc.	239	40,654
Americold Realty Trust, Inc.	1,466	37,442
STAG Industrial, Inc.	1,027	37,034
First Industrial Realty Trust, Inc.	740	35,157
Terreno Realty Corp.	566	33,496
LXP Industrial Trust	2,546	23,220
Total REITs-Warehouse/Industries		393,608

REITs-Health Care - 9.5%
Welltower, Inc.	1,065	111,026
Ventas, Inc.	1,261	64,639
Healthpeak Properties, Inc.	2,651	51,960
Omega Healthcare Investors, Inc.	1,230	42,127
Healthcare Realty Trust, Inc.	2,108	34,740
Sabra Health Care REIT, Inc.	1,771	27,273
CareTrust REIT, Inc.	1,046	26,255
Medical Properties Trust, Inc.[1]	4,920	21,205
Total REITs-Health Care		379,225

REITs-Storage - 8.0%
Public Storage	332	95,500
Extra Space Storage, Inc.	509	79,104
Iron Mountain, Inc.	809	72,503
CubeSmart	991	44,763
National Storage Affiliates Trust	709	29,225
Total REITs-Storage		321,095

REITs-Office Property - 7.2%
Alexandria Real Estate Equities, Inc.	538	62,930
BXP, Inc.	676	41,615
Vornado Realty Trust	1,166	30,654
SL Green Realty Corp.[1]	479	27,131
Kilroy Realty Corp.	848	26,432
Cousins Properties, Inc.	1,140	26,391
Highwoods Properties, Inc.	897	23,564
Douglas Emmett, Inc.	1,549	20,617
JBG SMITH Properties	1,106	16,844
Hudson Pacific Properties, Inc.	2,382	11,457
Total REITs-Office Property		287,635

REITs-Shopping Centers - 6.9%
Kimco Realty Corp.	2,612	50,830
Regency Centers Corp.	775	48,205
Federal Realty Investment Trust	396	39,984
Brixmor Property Group, Inc.	1,613	37,244
Kite Realty Group Trust	1,388	31,063
Phillips Edison & Company, Inc.	913	29,864
SITE Centers Corp.	1,599	23,186
Retail Opportunity Investments Corp.	1,385	17,216
Total REITs-Shopping Centers		277,592

REITs-Hotels - 4.7%
Host Hotels & Resorts, Inc.	2,758	49,589
Ryman Hospitality Properties, Inc.	337	33,653
Apple Hospitality REIT, Inc.	1,712	24,892
Park Hotels & Resorts, Inc.	1,599	23,953
Sunstone Hotel Investors, Inc.	1,983	20,742
DiamondRock Hospitality Co.	2,213	18,700
Pebblebrook Hotel Trust	1,282	17,628
Total REITs-Hotels		189,157

REITs-Single Tenant - 4.2%
Realty Income Corp.	1,786	94,337
NNN REIT, Inc.	919	39,149
Agree Realty Corp.	562	34,810
Total REITs-Single Tenant		168,296

REITs-Regional Malls - 3.7%
Simon Property Group, Inc.	637	96,697
Macerich Co.	1,685	26,016
Tanger, Inc.	873	23,667
Total REITs-Regional Malls		146,380

REITs-Manufactured Homes - 2.6%
Sun Communities, Inc.	457	54,995
Equity LifeStyle Properties, Inc.	730	47,545
Total REITs-Manufactured Homes		102,540

REITs-Diversified - 1.9%
VICI Properties, Inc.	2,692	77,099

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
REAL ESTATE FUND

	Shares	Value
REITs-Single Tenant - 0.8%
Essential Properties Realty Trust, Inc.	1,109	$30,730
Total REITs		3,672,007

Real Estate - 5.8%
REAL ESTATE MANAGEMENT/SERVICES - 5.8%
CoStar Group, Inc.*	1,036	76,809
CBRE Group, Inc. — Class A*	818	72,892
Jones Lang LaSalle, Inc.*	173	35,513
Cushman & Wakefield plc*	2,017	20,977
eXp World Holdings, Inc.	1,193	13,463
Redfin Corp.*	1,914	11,503
Total Real Estate Management/Services		231,157

Total Real Estate		231,157

Internet - 1.2%
E-Commerce/Services - 1.2%
Zillow Group, Inc. — Class C*	913	42,354
Opendoor Technologies, Inc.*	3,598	6,620
Total E-Commerce/Services		48,974

Total Internet		48,974

Telecommunications - 0.6%
Telecom Services - 0.6%
DigitalBridge Group, Inc.	1,647	22,564

Total Common Stocks
(Cost $1,841,578)		3,974,702

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$17,247	17,247
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	13,597	13,597
Total Repurchase Agreements
(Cost $30,844)		30,844

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	33,434	33,434
Total Securities Lending Collateral
(Cost $33,434)		33,434

Total Investments - 100.9%
(Cost $1,905,856)		$4,038,980
Other Assets & Liabilities, net - (0.9)%		(37,090)
Total Net Assets - 100.0%		$4,001,890

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,974,702	$—	$—	$3,974,702
Repurchase Agreements	—	30,844	—	30,844
Securities Lending Collateral	33,434	—	—	33,434
Total Assets	$4,008,136	$30,844	$—	$4,038,980

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $31,350 of securities loaned (cost $1,875,012)	$4,008,136
Repurchase agreements, at value (cost $30,844)	30,844
Receivables:
Fund shares sold	144,933
Securities sold	31,257
Dividends	15,020
Securities lending income	21
Interest	14
Total assets	4,230,225

Liabilities:
Payable for:
Securities purchased	182,309
Return of securities lending collateral	33,434
Management fees	2,535
Transfer agent fees	1,529
Investor service fees	746
Portfolio accounting and administration fees	313
Fund shares redeemed	110
Trustees’ fees*	38
Miscellaneous	7,321
Total liabilities	228,335
Net assets	$4,001,890

Net assets consist of:
Paid in capital	$2,705,326
Total distributable earnings (loss)	1,296,564
Net assets	$4,001,890
Capital shares outstanding	113,661
Net asset value per share	$35.21

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$66,994
Interest	685
Income from securities lending, net	195
Total investment income	67,874

Expenses:
Management fees	18,204
Investor service fees	5,354
Transfer agent fees	5,793
Professional fees	3,660
Portfolio accounting and administration fees	3,319
Trustees’ fees*	298
Custodian fees	279
Miscellaneous	783
Total expenses	37,690
Less:
Expenses reimbursed by Adviser	(1,071)
Net expenses	36,619
Net investment income	31,255

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	105,560
Net realized gain	105,560
Net change in unrealized appreciation (depreciation) on:
Investments	(361,262)
Net change in unrealized appreciation (depreciation)	(361,262)
Net realized and unrealized loss	(255,702)
Net decrease in net assets resulting from operations	$(224,447)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$31,255	$66,687
Net realized gain on investments	105,560	14,694
Net change in unrealized appreciation (depreciation) on investments	(361,262)	263,752
Net increase (decrease) in net assets resulting from operations	(224,447)	345,133

Distributions to shareholders	—	(252,805)

Capital share transactions:
Proceeds from sale of shares	5,489,219	5,951,867
Distributions reinvested	—	252,805
Cost of shares redeemed	(5,998,452)	(6,333,619)
Net decrease from capital share transactions	(509,233)	(128,947)
Net decrease in net assets	(733,680)	(36,619)

Net assets:
Beginning of period	4,735,570	4,772,189
End of period	$4,001,890	$4,735,570

Capital share activity:
Shares sold	157,522	169,632
Shares issued from reinvestment of distributions	—	7,200
Shares redeemed	(174,103)	(184,063)
Net decrease in shares	(16,581)	(7,231)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$36.36	$34.71	$51.05	$38.31	$43.46	$35.99
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.50	.38	.31	.28	.68
Net gain (loss) on investments (realized and unrealized)	(1.40)	3.02	(14.10)	12.70	(3.19)	8.03
Total from investment operations	(1.15)	3.52	(13.72)	13.01	(2.91)	8.71
Less distributions from:
Net investment income	—	(.47)	(.41)	(.27)	(1.16)	(.83)
Net realized gains	—	(1.40)	(2.21)	—	(1.08)	(.41)
Total distributions	—	(1.87)	(2.62)	(.27)	(2.24)	(1.24)
Net asset value, end of period	$35.21	$36.36	$34.71	$51.05	$38.31	$43.46

Total Return[c]	(3.16%)	10.32%	(27.40%)	34.07%	(5.82%)	24.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,002	$4,736	$4,772	$14,706	$6,518	$12,249
Ratios to average net assets:
Net investment income (loss)	1.46%	1.45%	0.90%	0.69%	0.76%	1.62%
Total expenses	1.76%	1.81%	1.77%	1.69%	1.82%	1.82%
Net expenses[d]	1.71%	1.79%	1.77%	1.69%	1.82%	1.82%
Portfolio turnover rate	131%	125%	134%	136%	173%	225%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Retail - 69.2%
Costco Wholesale Corp.	131	$111,349
Walmart, Inc.	1,477	100,008
Home Depot, Inc.	284	97,764
TJX Companies, Inc.	831	91,493
Lowe’s Companies, Inc.	409	90,168
Target Corp.	462	68,394
O’Reilly Automotive, Inc.*	63	66,532
Ross Stores, Inc.	385	55,948
Carvana Co.*	399	51,359
Dollar General Corp.	346	45,752
Tractor Supply Co.	161	43,470
AutoZone, Inc.*	14	41,497
Dollar Tree, Inc.*	358	38,224
Genuine Parts Co.	258	35,687
Ulta Beauty, Inc.*	89	34,342
Dick’s Sporting Goods, Inc.	156	33,517
Best Buy Company, Inc.	388	32,705
Burlington Stores, Inc.*	135	32,400
Williams-Sonoma, Inc.	114	32,190
CarMax, Inc.*	386	28,309
BJ’s Wholesale Club Holdings, Inc.*	318	27,933
Abercrombie & Fitch Co. — Class A*	136	24,186
Floor & Decor Holdings, Inc. — Class A*	235	23,361
Bath & Body Works, Inc.	584	22,805
Murphy USA, Inc.	47	22,065
Ollie’s Bargain Outlet Holdings, Inc.*	219	21,499
Walgreens Boots Alliance, Inc.	1,767	21,372
GameStop Corp. — Class A*,1	842	20,789
Five Below, Inc.*	180	19,615
Gap, Inc.	808	19,303
Lithia Motors, Inc. — Class A	76	19,186
Macy’s, Inc.	969	18,605
AutoNation, Inc.*	115	18,329
Signet Jewelers Ltd.	189	16,931
Academy Sports & Outdoors, Inc.	310	16,508
Boot Barn Holdings, Inc.*	126	16,245
Advance Auto Parts, Inc.	250	15,833
American Eagle Outfitters, Inc.	755	15,070
RH*	60	14,666
Urban Outfitters, Inc.*	326	13,382
Kohl’s Corp.	573	13,173
Nordstrom, Inc.	598	12,690
Foot Locker, Inc.	496	12,360
Victoria’s Secret & Co.*	542	9,577
National Vision Holdings, Inc.*	613	8,024
Leslie’s, Inc.*	1,549	6,490
Petco Health & Wellness Company, Inc.*	1,277	4,827
Total Retail		1,585,932

Internet - 25.8%
Amazon.com, Inc.*	1,283	247,940
PDD Holdings, Inc. ADR*	401	53,313
MercadoLibre, Inc.*	30	49,302
Alibaba Group Holding Ltd. ADR	652	46,944
eBay, Inc.	788	42,331
Coupang, Inc.*	1,922	40,266
JD.com, Inc. ADR	1,384	35,762
Chewy, Inc. — Class A*	1,003	27,322
Etsy, Inc.*	361	21,292
Wayfair, Inc. — Class A*	383	20,195
Beyond, Inc.*	470	6,148
Total Internet		590,815

Distribution & Wholesale - 2.4%
LKQ Corp.	656	27,283
Pool Corp.	87	26,738
Total Distribution & Wholesale		54,021

Software - 1.6%
Global-e Online Ltd*	993	36,016

Commercial Services - 0.8%
Valvoline, Inc.*	449	19,397

Total Common Stocks
(Cost $925,951)		2,286,181

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$7,191	7,191
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	5,669	5,669
Total Repurchase Agreements
(Cost $12,860)		12,860

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	16,248	16,248
Total Securities Lending Collateral
(Cost $16,248)		16,248

Total Investments - 101.1%
(Cost $955,059)		$2,315,289
Other Assets & Liabilities, net - (1.1)%		(24,551)
Total Net Assets - 100.0%		$2,290,738

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
RETAILING FUND

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,286,181	$—	$—	$2,286,181
Repurchase Agreements	—	12,860	—	12,860
Securities Lending Collateral	16,248	—	—	16,248
Total Assets	$2,302,429	$12,860	$—	$2,315,289

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $15,579 of securities loaned (cost $942,199)	$2,302,429
Repurchase agreements, at value (cost $12,860)	12,860
Receivables:
Dividends	2,105
Securities lending income	29
Interest	6
Total assets	2,317,429

Liabilities:
Payable for:
Return of securities lending collateral	16,248
Professional fees	3,076
Management fees	1,989
Transfer agent fees	1,343
Investor service fees	585
Fund shares redeemed	409
Portfolio accounting and administration fees	246
Trustees’ fees*	30
Miscellaneous	2,765
Total liabilities	26,691
Net assets	$2,290,738

Net assets consist of:
Paid in capital	$1,252,581
Total distributable earnings (loss)	1,038,157
Net assets	$2,290,738
Capital shares outstanding	19,017
Net asset value per share	$120.46

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $67)	$21,941
Interest	625
Income from securities lending, net	188
Total investment income	22,754

Expenses:
Management fees	15,148
Investor service fees	4,455
Transfer agent fees	4,628
Portfolio accounting and administration fees	2,762
Professional fees	1,861
Custodian fees	229
Trustees’ fees*	206
Line of credit fees	7
Miscellaneous	2,073
Total expenses	31,369
Less:
Expenses reimbursed by Adviser	(891)
Net expenses	30,478
Net investment loss	(7,724)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	633,399
Net realized gain	633,399
Net change in unrealized appreciation (depreciation) on:
Investments	(270,634)
Net change in unrealized appreciation (depreciation)	(270,634)
Net realized and unrealized gain	362,765
Net increase in net assets resulting from operations	$355,041

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(7,724)	$(14,240)
Net realized gain on investments	633,399	224,382
Net change in unrealized appreciation (depreciation) on investments	(270,634)	289,087
Net increase in net assets resulting from operations	355,041	499,229

Capital share transactions:
Proceeds from sale of shares	7,063,858	6,884,256
Cost of shares redeemed	(8,144,244)	(7,587,763)
Net decrease from capital share transactions	(1,080,386)	(703,507)
Net decrease in net assets	(725,345)	(204,278)

Net assets:
Beginning of period	3,016,083	3,220,361
End of period	$2,290,738	$3,016,083

Capital share activity:
Shares sold	60,329	66,725
Shares redeemed	(68,223)	(73,303)
Net decrease in shares	(7,894)	(6,578)

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$112.08	$96.16	$134.27	$128.69	$89.57	$71.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.40)	(.71)	(1.27)	(.95)	(.45)
Net gain (loss) on investments (realized and unrealized)	8.63	16.32	(34.86)	16.53	40.07	18.07
Total from investment operations	8.38	15.92	(35.57)	15.26	39.12	17.62
Less distributions from:
Net realized gains	—	—	(2.54)	(9.68)	—	—
Total distributions	—	—	(2.54)	(9.68)	—	—
Net asset value, end of period	$120.46	$112.08	$96.16	$134.27	$128.69	$89.57

Total Return[c]	7.48%	16.56%	(26.52%)	11.75%	43.68%	24.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,291	$3,016	$3,220	$6,622	$7,196	$3,625
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.39%)	(0.68%)	(0.92%)	(0.91%)	(0.54%)
Total expenses	1.76%	1.81%	1.77%	1.69%	1.82%	1.83%
Net expenses[d]	1.71%	1.79%	1.77%	1.69%	1.82%	1.83%
Portfolio turnover rate	192%	212%	193%	375%	250%	173%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Software - 30.9%
Microsoft Corp.	3,130	$1,398,954
Adobe, Inc.*	758	421,099
Salesforce, Inc.	1,562	401,590
Oracle Corp.	2,567	362,460
Intuit, Inc.	518	340,435
ServiceNow, Inc.*	406	319,388
Synopsys, Inc.*	387	230,288
Cadence Design Systems, Inc.*	723	222,503
Workday, Inc. — Class A*	860	192,262
Roper Technologies, Inc.	340	191,644
Autodesk, Inc.*	751	185,835
Palantir Technologies, Inc. — Class A*	7,328	185,618
Atlassian Corp. — Class A*	1,039	183,778
Snowflake, Inc. — Class A*	1,174	158,596
Datadog, Inc. — Class A*	1,222	158,481
Electronic Arts, Inc.	1,067	148,665
NetEase, Inc. ADR	1,445	138,113
Cloudflare, Inc. — Class A*	1,590	131,700
ANSYS, Inc.*	395	126,993
Monday.com Ltd.*	511	123,028
HubSpot, Inc.*	207	122,087
Take-Two Interactive Software, Inc.*	780	121,282
AppLovin Corp. — Class A*	1,355	112,763
PTC, Inc.*	618	112,272
ROBLOX Corp. — Class A*	2,976	110,737
MongoDB, Inc.*	437	109,233
Zoom Video Communications, Inc. — Class A*	1,695	100,327
Manhattan Associates, Inc.*	397	97,932
Nutanix, Inc. — Class A*	1,652	93,916
Akamai Technologies, Inc.*	1,001	90,170
Dynatrace, Inc.*	1,894	84,738
DocuSign, Inc.*	1,521	81,374
Twilio, Inc. — Class A*	1,288	73,171
Confluent, Inc. — Class A*	2,429	71,728
Dropbox, Inc. — Class A*	3,009	67,612
Gitlab, Inc. — Class A*	1,324	65,829
MicroStrategy, Inc. — Class A*,1	45	61,987
BILL Holdings, Inc.*	1,115	58,671
Unity Software, Inc.*	3,164	51,447
ZoomInfo Technologies, Inc. — Class A*	3,950	50,442
Five9, Inc.*	1,024	45,158
C3.ai, Inc. — Class A*,1	1,459	42,253
Total Software		7,446,559

Semiconductors - 28.2%
NVIDIA Corp.	10,291	1,271,350
Broadcom, Inc.	373	598,863
Advanced Micro Devices, Inc.*	2,453	397,901
QUALCOMM, Inc.	1,730	344,582
Applied Materials, Inc.	1,436	338,882
Texas Instruments, Inc.	1,661	323,114
Lam Research Corp.	273	290,704
Intel Corp.	9,090	281,517
Micron Technology, Inc.	2,108	277,265
Analog Devices, Inc.	1,124	256,564
KLA Corp.	309	254,774
NXP Semiconductor N.V.	813	218,770
ASML Holding N.V. — Class G	193	197,387
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,117	194,146
Marvell Technology, Inc.	2,660	185,934
Microchip Technology, Inc.	1,840	168,360
ARM Holdings plc ADR*,1	1,015	166,074
ON Semiconductor Corp.*	1,837	125,926
STMicroelectronics N.V. — Class Y	3,009	118,194
Teradyne, Inc.	796	118,039
Entegris, Inc.	808	109,403
Monolithic Power Systems, Inc.	124	101,888
Skyworks Solutions, Inc.	934	99,546
Qorvo, Inc.*	696	80,764
Lattice Semiconductor Corp.*	1,146	66,457
Rambus, Inc.*	1,053	61,874
MKS Instruments, Inc.	423	55,235
GLOBALFOUNDRIES, Inc.*,1	1,034	52,279
Axcelis Technologies, Inc.*	269	38,249
Total Semiconductors		6,794,041

Computers - 16.9%
Apple, Inc.	6,287	1,324,168
International Business Machines Corp.	1,780	307,851
Crowdstrike Holdings, Inc. — Class A*	608	232,979
Dell Technologies, Inc. — Class C	1,621	223,552
Accenture plc — Class A	566	171,730
Fortinet, Inc.*	2,472	148,987
Super Micro Computer, Inc.*	178	145,844
Cognizant Technology Solutions Corp. — Class A	2,132	144,976
Gartner, Inc.*	319	143,250
Check Point Software Technologies Ltd.*	860	141,900
Infosys Ltd. ADR[1]	7,466	139,017
HP, Inc.	3,939	137,944
Hewlett Packard Enterprise Co.	5,992	126,851
NetApp, Inc.	965	124,292
Western Digital Corp.*	1,533	116,155
Seagate Technology Holdings plc	1,074	110,912
Zscaler, Inc.*	556	106,858
Pure Storage, Inc. — Class A*	1,614	103,635
Amdocs Ltd.	956	75,448
Lumentum Holdings, Inc.*	922	46,948
Total Computers		4,073,297

Internet - 14.6%
Alphabet, Inc. — Class A	6,446	1,174,139
Meta Platforms, Inc. — Class A	1,721	867,763
Palo Alto Networks, Inc.*	765	259,343
Shopify, Inc. — Class A*	2,422	159,973
Pinterest, Inc. — Class A*	3,038	133,885
CDW Corp.	594	132,961
Sea Ltd. ADR*	1,811	129,342
Baidu, Inc. ADR*	1,476	127,644

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
TECHNOLOGY FUND

	Shares	Value
Snap, Inc. — Class A*	6,843	$113,662
Okta, Inc.*	1,060	99,226
VeriSign, Inc.*	530	94,234
Gen Digital, Inc.	3,615	90,303
F5, Inc.*	454	78,192
Match Group, Inc.*	2,184	66,350
Total Internet		3,527,017

Telecommunications - 3.7%
Cisco Systems, Inc.	6,926	329,054
Arista Networks, Inc.*	649	227,461
Motorola Solutions, Inc.	513	198,044
Corning, Inc.	3,494	135,742
Total Telecommunications		890,301

Electronics - 3.1%
Amphenol Corp. — Class A	3,202	215,719
TE Connectivity Ltd.	1,105	166,225
Keysight Technologies, Inc.*	863	118,018
Trimble, Inc.*	1,612	90,143
Jabil, Inc.	756	82,245
Flex Ltd.*	2,710	79,918
Total Electronics		752,268

Energy-Alternate Sources - 1.1%
First Solar, Inc.*	459	103,486
Enphase Energy, Inc.*	782	77,973
SolarEdge Technologies, Inc.*	2,876	72,648
Total Energy-Alternate Sources		254,107

Investment Companies - 0.6%
Marathon Digital Holdings, Inc.*	2,840	56,374
Cleanspark, Inc.*	2,760	44,022
Riot Platforms, Inc.*	3,843	35,125
Total Investment Companies		135,521

Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	261	80,631

Total Common Stocks
(Cost $8,732,513)		23,953,742

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$117,753	117,753
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	92,834	92,834
Total Repurchase Agreements
(Cost $210,587)		210,587

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	313,618	313,618
Total Securities Lending Collateral
(Cost $313,618)		313,618

Total Investments - 101.7%
(Cost $9,256,718)		$24,477,947
Other Assets & Liabilities, net - (1.7)%		(401,368)
Total Net Assets - 100.0%		$24,076,579

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
TECHNOLOGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,953,742	$—	$—	$23,953,742
Repurchase Agreements	—	210,587	—	210,587
Securities Lending Collateral	313,618	—	—	313,618
Total Assets	$24,267,360	$210,587	$—	$24,477,947

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $301,309 of securities loaned (cost $9,046,131)	$24,267,360
Repurchase agreements, at value (cost $210,587)	210,587
Cash	24
Receivables:
Fund shares sold	1,572,716
Dividends	8,229
Foreign tax reclaims	496
Interest	93
Securities lending income	23
Total assets	26,059,528

Liabilities:
Payable for:
Securities purchased	1,597,423
Return of securities lending collateral	313,618
Management fees	15,174
Transfer agent fees	8,688
Investor service fees	4,463
Portfolio accounting and administration fees	1,875
Fund shares redeemed	672
Trustees’ fees*	210
Miscellaneous	40,826
Total liabilities	1,982,949
Net assets	$24,076,579

Net assets consist of:
Paid in capital	$6,739,708
Total distributable earnings (loss)	17,336,871
Net assets	$24,076,579
Capital shares outstanding	114,781
Net asset value per share	$209.76

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $274)	$80,860
Interest	5,049
Income from securities lending, net	518
Total investment income	86,427

Expenses:
Management fees	101,813
Transfer agent fees	32,213
Investor service fees	29,945
Professional fees	20,931
Portfolio accounting and administration fees	18,566
Trustees’ fees*	1,642
Custodian fees	1,560
Line of credit fees	12
Miscellaneous	4,081
Total expenses	210,763
Less:
Expenses reimbursed by Adviser	(5,989)
Net expenses	204,774
Net investment loss	(118,347)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,127,876
Net realized gain	3,127,876
Net change in unrealized appreciation (depreciation) on:
Investments	618,876
Net change in unrealized appreciation (depreciation)	618,876
Net realized and unrealized gain	3,746,752
Net increase in net assets resulting from operations	$3,628,405

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(118,347)	$(199,939)
Net realized gain on investments	3,127,876	1,768,792
Net change in unrealized appreciation (depreciation) on investments	618,876	6,539,334
Net increase in net assets resulting from operations	3,628,405	8,108,187

Distributions to shareholders	—	(367,393)

Capital share transactions:
Proceeds from sale of shares	13,905,055	17,766,905
Distributions reinvested	—	367,393
Cost of shares redeemed	(17,526,942)	(17,265,223)
Net increase (decrease) from capital share transactions	(3,621,887)	869,075
Net increase in net assets	6,518	8,609,869

Net assets:
Beginning of period	24,070,061	15,460,192
End of period	$24,076,579	$24,070,061

Capital share activity:
Shares sold	71,616	118,358
Shares issued from reinvestment of distributions	—	2,211
Shares redeemed	(91,167)	(112,819)
Net increase (decrease) in shares	(19,551)	7,750

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$179.18	$122.14	$207.63	$184.01	$125.88	$93.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.95)	(1.43)	(1.65)	(1.82)	(.99)	(.90)
Net gain (loss) on investments (realized and unrealized)	31.53	61.07	(72.52)	38.58	62.21	37.66
Total from investment operations	30.58	59.64	(74.17)	36.76	61.22	36.76
Less distributions from:
Net realized gains	—	(2.60)	(11.32)	(13.14)	(3.09)	(3.95)
Total distributions	—	(2.60)	(11.32)	(13.14)	(3.09)	(3.95)
Net asset value, end of period	$209.76	$179.18	$122.14	$207.63	$184.01	$125.88

Total Return[c]	17.07%	49.01%	(36.25%)	20.50%	49.25%	39.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,077	$24,070	$15,460	$30,389	$25,233	$22,439
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(0.94%)	(1.10%)	(0.92%)	(0.69%)	(0.79%)
Total expenses	1.76%	1.81%	1.77%	1.69%	1.82%	1.82%
Net expenses[d]	1.71%	1.78%	1.77%	1.69%	1.82%	1.82%
Portfolio turnover rate	60%	100%	78%	113%	192%	188%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Telecommunications - 72.5%
Cisco Systems, Inc.	2,444	$116,114
Verizon Communications, Inc.	2,653	109,410
AT&T, Inc.	5,442	103,997
T-Mobile US, Inc.	459	80,867
Arista Networks, Inc.*	195	68,344
Motorola Solutions, Inc.	153	59,066
Juniper Networks, Inc.	1,058	38,575
Ciena Corp.*	609	29,342
Frontier Communications Parent, Inc.*	1,095	28,667
Nice Ltd. ADR*	156	26,827
Telefonaktiebolaget LM Ericsson ADR	4,131	25,488
BCE, Inc.	787	25,475
Vodafone Group plc ADR	2,803	24,863
Nokia Oyj ADR	6,151	23,251
TELUS Corp.	1,522	23,043
America Movil SAB de CV ADR	1,332	22,644
EchoStar Corp. — Class A*	1,251	22,282
Rogers Communications, Inc. — Class B	602	22,262
InterDigital, Inc.	161	18,766
Iridium Communications, Inc.	699	18,607
Telephone & Data Systems, Inc.	778	16,128
Calix, Inc.*	447	15,837
Extreme Networks, Inc.*	1,161	15,615
Infinera Corp.*	2,227	13,562
Viavi Solutions, Inc.*	1,966	13,506
Harmonic, Inc.*	1,127	13,265
Viasat, Inc.*	997	12,662
Gogo, Inc.*	884	8,504
ADTRAN Holdings, Inc.	1,309	6,885
Lumen Technologies, Inc.*	3,605	3,966
CommScope Holding Company, Inc.*	1,847	2,272
Total Telecommunications		1,010,092

Media - 17.2%
Comcast Corp. — Class A	2,749	107,651
Charter Communications, Inc. — Class A*	202	60,390
Liberty Broadband Corp. — Class C*	574	31,467
Liberty Global Ltd. — Class C*	1,410	25,168
Liberty Latin America Ltd. — Class C*	1,524	14,661
Total Media		239,337

Internet - 6.5%
F5, Inc.*	210	36,168
Roku, Inc.*	590	35,359
Cogent Communications Holdings, Inc.	330	18,625
Total Internet		90,152

Computers - 2.4%
Lumentum Holdings, Inc.*	425	21,641
NetScout Systems, Inc.*	697	12,748
Total Computers		34,389

Software - 0.6%
Digi International, Inc.*	355	8,140

Electronics - 0.4%
Applied Optoelectronics, Inc.*	673	5,579

Total Common Stocks
(Cost $928,218)		1,387,689

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$4,951	4,951
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	3,903	3,903
Total Repurchase Agreements
(Cost $8,854)		8,854

Total Investments - 100.2%
(Cost $937,072)		$1,396,543
Other Assets & Liabilities, net - (0.2)%		(3,460)
Total Net Assets - 100.0%		$1,393,083

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
TELECOMMUNICATIONS FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,387,689	$—	$—	$1,387,689
Repurchase Agreements	—	8,854	—	8,854
Total Assets	$1,387,689	$8,854	$—	$1,396,543

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $928,218)	$1,387,689
Repurchase agreements, at value (cost $8,854)	8,854
Receivables:
Dividends	2,555
Interest	5
Total assets	1,399,103

Liabilities:
Payable for:
Professional fees	1,751
Management fees	949
Fund shares redeemed	764
Transfer agent fees	659
Printing fees	655
Investor service fees	279
Portfolio accounting and administration fees	117
Trustees’ fees*	17
Miscellaneous	829
Total liabilities	6,020
Net assets	$1,393,083

Net assets consist of:
Paid in capital	$2,171,527
Total distributable earnings (loss)	(778,444)
Net assets	$1,393,083
Capital shares outstanding	25,661
Net asset value per share	$54.29

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $579)	$23,356
Interest	353
Income from securities lending, net	173
Total investment income	23,882

Expenses:
Management fees	8,376
Investor service fees	2,464
Transfer agent fees	2,677
Portfolio accounting and administration fees	1,527
Professional fees	1,463
Trustees’ fees*	136
Custodian fees	128
Miscellaneous	591
Total expenses	17,362
Less:
Expenses reimbursed by Adviser	(493)
Net expenses	16,869
Net investment income	7,013

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	127,408
Net realized gain	127,408
Net change in unrealized appreciation (depreciation) on:
Investments	(217,107)
Net change in unrealized appreciation (depreciation)	(217,107)
Net realized and unrealized loss	(89,699)
Net decrease in net assets resulting from operations	$(82,686)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,013	$15,511
Net realized gain (loss) on investments	127,408	(266,644)
Net change in unrealized appreciation (depreciation) on investments	(217,107)	189,542
Net decrease in net assets resulting from operations	(82,686)	(61,591)

Distributions to shareholders	—	(16,914)

Capital share transactions:
Proceeds from sale of shares	1,349,807	5,923,994
Distributions reinvested	—	16,914
Cost of shares redeemed	(1,850,294)	(5,937,175)
Net increase (decrease) from capital share transactions	(500,487)	3,733
Net decrease in net assets	(583,173)	(74,772)

Net assets:
Beginning of period	1,976,256	2,051,028
End of period	$1,393,083	$1,976,256

Capital share activity:
Shares sold	24,189	107,953
Shares issued from reinvestment of distributions	—	314
Shares redeemed	(34,146)	(111,627)
Net decrease in shares	(9,957)	(3,360)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$55.48	$52.62	$71.41	$66.03	$60.85	$53.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.32	.37	.44	.48	.37
Net gain (loss) on investments (realized and unrealized)	(1.38)	2.98 [e]	(18.80)	5.48	5.27 [e]	6.73
Total from investment operations	(1.19)	3.30	(18.43)	5.92	5.75	7.10
Less distributions from:
Net investment income	—	(.44)	(.36)	(.54)	(.57)	—
Total distributions	—	(.44)	(.36)	(.54)	(.57)	—
Net asset value, end of period	$54.29	$55.48	$52.62	$71.41	$66.03	$60.85

Total Return[c]	(2.14%)	6.30%	(25.85%)	8.98%	9.49%	13.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,393	$1,976	$2,051	$6,987	$3,254	$3,250
Ratios to average net assets:
Net investment income (loss)	0.71%	0.59%	0.62%	0.62%	0.81%	0.63%
Total expenses	1.76%	1.81%	1.77%	1.70%	1.82%	1.82%
Net expenses[d]	1.71%	1.79%	1.77%	1.70%	1.82%	1.82%
Portfolio turnover rate	65%	260%	113%	237%	258%	263%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.2%

Transportation - 38.2%
Union Pacific Corp.	657	$148,653
United Parcel Service, Inc. — Class B	943	129,049
FedEx Corp.	381	114,239
CSX Corp.	3,081	103,059
Norfolk Southern Corp.	401	86,091
Old Dominion Freight Line, Inc.	428	75,585
Expeditors International of Washington, Inc.	422	52,661
Canadian Pacific Kansas City Ltd.	619	48,734
J.B. Hunt Transport Services, Inc.	286	45,760
Saia, Inc.*	96	45,532
TFI International, Inc.	310	45,000
Canadian National Railway Co.	380	44,889
XPO, Inc.*	420	44,583
ZTO Express Cayman, Inc. ADR	2,005	41,604
CH Robinson Worldwide, Inc.	464	40,888
Knight-Swift Transportation Holdings, Inc.	726	36,242
Landstar System, Inc.	177	32,653
Hub Group, Inc. — Class A	475	20,449
Werner Enterprises, Inc.	518	18,560
ArcBest Corp.	168	17,989
Forward Air Corp.	447	8,511
Total Transportation		1,200,731

Auto Manufacturers - 25.7%
Tesla, Inc.*	1,512	299,194
Ford Motor Co.	7,303	91,580
General Motors Co.	1,968	91,433
Li Auto, Inc. ADR*	2,520	45,058
Rivian Automotive, Inc. — Class A*,1	3,334	44,742
Toyota Motor Corp. ADR	216	44,273
NIO, Inc. ADR*,1	10,536	43,830
Honda Motor Company Ltd. ADR	1,349	43,492
Ferrari N.V.	106	43,287
Stellantis N.V.	2,175	43,174
Lucid Group, Inc.*,1	6,921	18,064
Total Auto Manufacturers		808,127

Auto Parts & Equipment - 11.9%
Aptiv plc*	636	44,787
Magna International, Inc.	1,029	43,115
Mobileye Global, Inc. — Class A*,1	1,534	43,082
Autoliv, Inc.	387	41,405
Gentex Corp.	1,032	34,789
BorgWarner, Inc.	1,046	33,723
Lear Corp.	275	31,408
Goodyear Tire & Rubber Co.*	1,969	22,348
Visteon Corp.*	202	21,553
Adient plc*	722	17,841
Fox Factory Holding Corp.*	369	17,782
QuantumScape Corp.*,1	3,331	16,389
Luminar Technologies, Inc.*,1	3,427	5,106
Total Auto Parts & Equipment		373,328

Airlines - 11.8%
Delta Air Lines, Inc.	1,442	68,409
Southwest Airlines Co.	1,835	52,499
United Airlines Holdings, Inc.*	1,018	49,536
Ryanair Holdings plc ADR	377	43,898
Copa Holdings S.A. — Class A	450	42,831
American Airlines Group, Inc.*	3,021	34,228
Alaska Air Group, Inc.*	706	28,522
SkyWest, Inc.*	284	23,308
JetBlue Airways Corp.*	3,085	18,788
Allegiant Travel Co. — Class A	218	10,950
Total Airlines		372,969

Internet - 7.2%
Uber Technologies, Inc.*	2,158	156,843
Grab Holdings Ltd. — Class A*	12,490	44,340
Lyft, Inc. — Class A*	1,950	27,495
Total Internet		228,678

Commercial Services - 1.8%
GXO Logistics, Inc.*	618	31,209
Avis Budget Group, Inc.	158	16,514
Hertz Global Holdings, Inc.*,1	2,329	8,221
Total Commercial Services		55,944

Building Materials - 0.9%
Modine Manufacturing Co.*	295	29,556

Home Builders - 0.9%
Thor Industries, Inc.	294	27,474

Leisure Time - 0.8%
Harley-Davidson, Inc.	768	25,759

Total Common Stocks
(Cost $1,568,769)		3,122,566

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$18,991	18,991
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	14,973	14,973
Total Repurchase Agreements
(Cost $33,964)		33,964

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
TRANSPORTATION FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.2%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	132,959	$132,959
Total Securities Lending Collateral
(Cost $132,959)		132,959

Total Investments - 104.5%
(Cost $1,735,692)		$3,289,489
Other Assets & Liabilities, net - (4.5)%		(142,080)
Total Net Assets - 100.0%		$3,147,409

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,122,566	$—	$—	$3,122,566
Repurchase Agreements	—	33,964	—	33,964
Securities Lending Collateral	132,959	—	—	132,959
Total Assets	$3,255,525	$33,964	$—	$3,289,489

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $123,368 of securities loaned (cost $1,701,728)	$3,255,525
Repurchase agreements, at value (cost $33,964)	33,964
Cash	181
Receivables:
Dividends	1,179
Securities lending income	215
Interest	15
Total assets	3,291,079

Liabilities:
Payable for:
Return of securities lending collateral	132,959
Management fees	1,803
Transfer agent fees	1,177
Investor service fees	530
Fund shares redeemed	435
Portfolio accounting and administration fees	223
Trustees’ fees*	33
Miscellaneous	6,510
Total liabilities	143,670
Net assets	$3,147,409

Net assets consist of:
Paid in capital	$2,334,095
Total distributable earnings (loss)	813,314
Net assets	$3,147,409
Capital shares outstanding	38,536
Net asset value per share	$81.67

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $1,145)	$27,369
Interest	745
Income from securities lending, net	1,372
Total investment income	29,486

Expenses:
Management fees	14,733
Investor service fees	4,333
Transfer agent fees	4,994
Professional fees	2,484
Portfolio accounting and administration fees	2,687
Trustees’ fees*	309
Custodian fees	231
Line of credit fees	10
Miscellaneous	772
Total expenses	30,553
Less:
Expenses reimbursed by Adviser	(867)
Net expenses	29,686
Net investment loss	(200)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	494,775
Net realized gain	494,775
Net change in unrealized appreciation (depreciation) on:
Investments	(896,646)
Net change in unrealized appreciation (depreciation)	(896,646)
Net realized and unrealized loss	(401,871)
Net decrease in net assets resulting from operations	$(402,071)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(200)	$8,148
Net realized gain (loss) on investments	494,775	(366,324)
Net change in unrealized appreciation (depreciation) on investments	(896,646)	872,134
Net increase (decrease) in net assets resulting from operations	(402,071)	513,958

Capital share transactions:
Proceeds from sale of shares	1,184,592	15,134,541
Cost of shares redeemed	(3,232,790)	(13,379,514)
Net increase (decrease) from capital share transactions	(2,048,198)	1,755,027
Net increase (decrease) in net assets	(2,450,269)	2,268,985

Net assets:
Beginning of period	5,597,678	3,328,693
End of period	$3,147,409	$5,597,678

Capital share activity:
Shares sold	14,210	180,282
Shares redeemed	(38,693)	(163,909)
Net increase (decrease) in shares	(24,483)	16,373

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$88.83	$71.36	$124.83	$109.37	$80.67	$66.01
Income (loss) from investment operations:
Net investment income (loss)[b]	— [e]	.15	(.16)	(.02)	(.72)	.09
Net gain (loss) on investments (realized and unrealized)	(7.16)	17.32	(42.05)	23.27	32.30	14.60
Total from investment operations	(7.16)	17.47	(42.21)	23.25	31.58	14.69
Less distributions from:
Net investment income	—	—	—	—	(.14)	—
Net realized gains	—	—	(11.26)	(7.79)	(2.74)	(.03)
Total distributions	—	—	(11.26)	(7.79)	(2.88)	(.03)
Net asset value, end of period	$81.67	$88.83	$71.36	$124.83	$109.37	$80.67

Total Return[c]	(8.06%)	24.48%	(35.03%)	22.17%	40.62%	22.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,147	$5,598	$3,329	$6,872	$7,900	$4,723
Ratios to average net assets:
Net investment income (loss)	(0.01%)	0.17%	(0.17%)	(0.02%)	(0.86%)	0.11%
Total expenses	1.76%	1.81%	1.77%	1.70%	1.82%	1.83%
Net expenses[d]	1.71%	1.79%	1.77%	1.70%	1.82%	1.83%
Portfolio turnover rate	36%	318%	343%	326%	373%	277%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Electric - 86.1%
NextEra Energy, Inc.	9,899	$700,948
Southern Co.	7,042	546,248
Duke Energy Corp.	5,216	522,800
Constellation Energy Corp.	2,294	459,419
Sempra	5,489	417,493
American Electric Power Company, Inc.	4,625	405,798
Dominion Energy, Inc.	7,679	376,271
Public Service Enterprise Group, Inc.	4,938	363,931
Exelon Corp.	10,066	348,384
PG&E Corp.	19,952	348,362
Vistra Corp.	3,877	333,344
Consolidated Edison, Inc.	3,683	329,334
Xcel Energy, Inc.	6,048	323,024
Edison International	4,335	311,296
WEC Energy Group, Inc.	3,793	297,599
Entergy Corp.	2,685	287,295
FirstEnergy Corp.	7,112	272,176
DTE Energy Co.	2,408	267,312
CenterPoint Energy, Inc.	8,627	267,264
PPL Corp.	9,622	266,048
Eversource Energy	4,631	262,624
Ameren Corp.	3,677	261,472
CMS Energy Corp.	4,213	250,800
NRG Energy, Inc.	3,069	238,952
Alliant Energy Corp.	4,301	218,921
Evergy, Inc.	3,912	207,219
AES Corp.	11,276	198,119
Fortis, Inc.	4,845	188,180
Pinnacle West Capital Corp.	2,298	175,521
OGE Energy Corp.	4,524	161,507
Clearway Energy, Inc. — Class C	5,133	126,734
Portland General Electric Co.	2,929	126,650
Ormat Technologies, Inc.	1,669	119,667
Northwestern Energy Group, Inc.	2,076	103,966
Avista Corp.	2,822	97,669
Avangrid, Inc.	2,664	94,652
Black Hills Corp.	1,706	92,772
Otter Tail Corp.	845	74,014
Hawaiian Electric Industries, Inc.*	6,394	57,674
Total Electric		10,501,459

Gas - 8.9%
Atmos Energy Corp.	2,154	251,264
NiSource, Inc.	7,544	217,342
Brookfield Infrastructure Corp. — Class A	5,389	181,394
UGI Corp.	5,706	130,667
New Jersey Resources Corp.	2,862	122,322
ONE Gas, Inc.	1,809	115,505
Southwest Gas Holdings, Inc.	942	66,298
Total Gas		1,084,792

Water - 3.5%
American Water Works Company, Inc.	2,329	300,814
Essential Utilities, Inc.	3,476	129,759
Total Water		430,573

Energy-Alternate Sources - 1.2%
NextEra Energy Partners, LP1	3,516	97,182
Sunnova Energy International, Inc.*,1	8,594	47,955
Total Energy-Alternate Sources		145,137

Total Common Stocks
(Cost $7,009,361)		12,161,961

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/28/24 at 5.32% due 07/01/24	$47,234	47,234
BofA Securities, Inc. issued 06/28/24 at 5.30% due 07/01/24	37,239	37,239
Total Repurchase Agreements
(Cost $84,473)		84,473

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund**
First American Government Obligations Fund - Class X, 5.23%[4]	94,019	94,019
Total Securities Lending Collateral
(Cost $94,019)		94,019

Total Investments - 101.2%
(Cost $7,187,853)		$12,340,453
Other Assets & Liabilities, net - (1.2)%		(149,754)
Total Net Assets - 100.0%		$12,190,699

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at June 30, 2024 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.

See Sector Classification in Other Information section.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
UTILITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,161,961	$—	$—	$12,161,961
Repurchase Agreements	—	84,473	—	84,473
Securities Lending Collateral	94,019	—	—	94,019
Total Assets	$12,255,980	$84,473	$—	$12,340,453

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value - including $83,697 of securities loaned (cost $7,103,380)	$12,255,980
Repurchase agreements, at value (cost $84,473)	84,473
Cash	1,379
Receivables:
Dividends	17,766
Interest	37
Securities lending income	10
Fund shares sold	3
Total assets	12,359,648

Liabilities:
Payable for:
Return of securities lending collateral	94,019
Fund shares redeemed	43,291
Management fees	8,154
Transfer agent fees	3,839
Investor service fees	2,398
Portfolio accounting and administration fees	1,007
Trustees’ fees*	83
Miscellaneous	16,158
Total liabilities	168,949
Net assets	$12,190,699

Net assets consist of:
Paid in capital	$14,354,946
Total distributable earnings (loss)	(2,164,247)
Net assets	$12,190,699
Capital shares outstanding	359,180
Net asset value per share	$33.94

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $898)	$169,218
Interest	1,534
Income from securities lending, net	79
Total investment income	170,831

Expenses:
Management fees	40,322
Investor service fees	11,859
Transfer agent fees	12,634
Portfolio accounting and administration fees	7,353
Professional fees	6,217
Custodian fees	616
Trustees’ fees*	614
Line of credit fees	34
Miscellaneous	3,870
Total expenses	83,519
Less:
Expenses reimbursed by Adviser	(2,372)
Net expenses	81,147
Net investment income	89,684

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	147,314
Net realized gain	147,314
Net change in unrealized appreciation (depreciation) on:
Investments	221,449
Net change in unrealized appreciation (depreciation)	221,449
Net realized and unrealized gain	368,763
Net increase in net assets resulting from operations	$458,447

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$89,684	$154,477
Net realized gain on investments	147,314	925,391
Net change in unrealized appreciation (depreciation) on investments	221,449	(2,169,381)
Net increase (decrease) in net assets resulting from operations	458,447	(1,089,513)

Distributions to shareholders	—	(167,571)

Capital share transactions:
Proceeds from sale of shares	8,406,758	11,180,016
Distributions reinvested	—	167,571
Cost of shares redeemed	(6,183,343)	(17,718,262)
Net increase (decrease) from capital share transactions	2,223,415	(6,370,675)
Net increase (decrease) in net assets	2,681,862	(7,627,759)

Net assets:
Beginning of period	9,508,837	17,136,596
End of period	$12,190,699	$9,508,837

Capital share activity:
Shares sold	246,245	342,293
Shares issued from reinvestment of distributions	—	5,070
Shares redeemed	(187,337)	(541,690)
Net increase (decrease) in shares	58,908	(194,327)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$31.67	$34.65	$34.86	$30.93	$33.76	$28.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.46	.29	.43	.41	.39
Net gain (loss) on investments (realized and unrealized)	1.96	(2.92)	.07	4.02	(2.20)	5.01
Total from investment operations	2.27	(2.46)	.36	4.45	(1.79)	5.40
Less distributions from:
Net investment income	—	(.52)	(.31)	(.52)	(.55)	(.07)
Net realized gains	—	—	(.26)	—	(.49)	—
Total distributions	—	(.52)	(.57)	(.52)	(1.04)	(.07)
Net asset value, end of period	$33.94	$31.67	$34.65	$34.86	$30.93	$33.76

Total Return[c]	7.17%	(7.12%)	1.04%	14.52%	(5.13%)	19.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,191	$9,509	$17,137	$13,444	$11,801	$16,035
Ratios to average net assets:
Net investment income (loss)	1.89%	1.40%	0.83%	1.32%	1.34%	1.22%
Total expenses	1.76%	1.80%	1.77%	1.69%	1.82%	1.82%
Net expenses[d]	1.71%	1.79%	1.77%	1.69%	1.82%	1.82%
Portfolio turnover rate	58%	102%	387%	110%	151%	144%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2024, the Trust consisted of forty-nine Funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC(“Security Investors” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the market value of a Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) National Market System will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, socias, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(c) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in the Funds’ Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

On January 1, 2024, the statute of limitations for deferred foreign taxes on capital gains from sales of Peruvian securities prior to 2018 in the Basic Materials Fund and Precious Metals Fund expired. On January 2, 2024, the deferred foreign capital gains tax liabilities were relieved, and realized gains on investments were recognized, in the amounts of $19,016 and $86,191 for the Basic Materials Fund and Precious Metals Fund, respectively.

(d) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(e) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(f) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at June 30, 2024.

(g) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted an Investor Services Plan under which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for the Funds in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This arrangement took effect on August 1, 2023 and the end of the initial term was August 1, 2024. This agreement automatically renews for one-year terms, unless GI provides written notice to the Funds of the termination at least thirty days prior to the end of the then-current term. This agreement may be

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

terminated at any time by the Funds’ Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$1,365,499	$771,663	$(12,505)	$759,158
Basic Materials Fund	4,372,530	2,880,907	(96,010)	2,784,897
Biotechnology Fund	6,404,380	4,609,948	(50,412)	4,559,536
Consumer Products Fund	3,344,796	3,273,744	(2,311)	3,271,433
Electronics Fund	19,956,462	18,252,929	(651,693)	17,601,236
Energy Fund	10,655,589	5,244,251	(27,790)	5,216,461
Energy Services Fund	4,012,713	1,775,052	(11,272)	1,763,780
Financial Services Fund	5,891,933	3,880,737	(20,632)	3,860,105
Health Care Fund	7,769,885	7,023,934	(108,470)	6,915,464
Internet Fund	2,873,373	2,258,415	(52,846)	2,205,569
Leisure Fund	2,250,779	1,338,956	(39,704)	1,299,252
Precious Metals Fund	20,998,392	4,121,542	(10,466)	4,111,076
Real Estate Fund	2,787,368	1,263,570	(11,958)	1,251,612
Retailing Fund	1,153,237	1,174,383	(12,331)	1,162,052
Technology Fund	11,034,642	13,725,010	(281,705)	13,443,305
Telecommunications Fund	1,453,063	31,644	(88,164)	(56,520)
Transportation Fund	2,027,974	1,332,159	(70,644)	1,261,515
Utilities Fund	8,338,686	4,053,436	(51,669)	4,001,767

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Securities Transactions

For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Banking Fund	$1,236,261	$2,880,721
Basic Materials Fund	5,054,957	5,228,618
Biotechnology Fund	47,080,290	48,608,137
Consumer Products Fund	38,624,336	40,646,885
Electronics Fund	10,907,280	19,516,546
Energy Fund	97,031,869	98,745,080
Energy Services Fund	7,718,473	7,976,443
Financial Services Fund	7,431,138	11,916,638
Health Care Fund	7,176,491	6,853,063
Internet Fund	2,056,879	5,369,683
Leisure Fund	1,887,896	3,368,228
Precious Metals Fund	210,430,042	218,823,572
Real Estate Fund	5,511,666	5,970,587
Retailing Fund	7,093,843	8,167,040
Technology Fund	14,542,153	18,285,993
Telecommunications Fund	1,275,798	1,758,547
Transportation Fund	1,315,762	3,357,323
Utilities Fund	7,871,086	5,556,920

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2024, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$265,573	$804,402	$56,107
Basic Materials Fund	691,059	998,654	6,621
Biotechnology Fund	1,008,323	1,294,993	84,884
Consumer Products Fund	1,547,565	3,766,179	147,559
Electronics Fund	2,277,237	1,434,451	231,662
Energy Fund	8,592,512	5,006,564	45,630
Energy Services Fund	3,208,227	2,184,637	68,773
Financial Services Fund	2,557,183	2,066,785	272,693
Health Care Fund	1,145,413	1,005,162	182,234
Internet Fund	630,933	1,055,551	367,258
Leisure Fund	619,446	515,462	55,152
Precious Metals Fund	1,604,098	7,779,763	164,323
Real Estate Fund	1,153,138	1,263,309	50,981
Retailing Fund	905,720	2,177,766	64,447
Technology Fund	4,917,653	4,642,919	807,303
Telecommunications Fund	280,792	206,603	38,331
Transportation Fund	77,199	598,193	118,676
Utilities Fund	937,448	1,115,642	(3,519)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
5.32%			0.25% - 1.25%
Due 07/01/24	$43,706,715	$43,726,092	Due 05/31/25 - 12/31/26	$48,026,100	$44,579,381

			U.S. Treasury Strip
			0.00%
			Due 11/15/26	1,630	1,468
				48,027,730	44,580,849

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
5.30%			0.13%
Due 07/01/24	34,457,607	34,472,826	Due 02/15/51	33,963,856	20,155,050

			U.S. Treasury Strips
			0.00%
			Due 02/15/44 - 08/15/48	44,528,500	14,991,724
				78,492,356	35,146,774

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2024, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Banking Fund	$7,221	$(7,221)	$—	$7,429	$—	$7,429
Basic Materials Fund	113,679	(113,679)	—	117,515	—	117,515
Biotechnology Fund	14,587	(14,587)	—	15,646	—	15,646
Electronics Fund	908,292	(908,292)	—	951,362	—	951,362
Energy Fund	162,433	(162,433)	—	169,416	—	169,416
Financial Services Fund	21,578	(21,578)	—	22,045	—	22,045
Health Care Fund	1,383	(1,383)	—	1,395	—	1,395
Internet Fund	67,706	(67,706)	—	73,530	—	73,530
Leisure Fund	26,986	(26,986)	—	27,546	—	27,546
Precious Metals Fund	192,685	(192,685)	—	204,613	—	204,613
Real Estate Fund	31,350	(31,350)	—	33,434	—	33,434
Retailing Fund	15,579	(15,579)	—	16,248	—	16,248
Technology Fund	301,309	(301,309)	—	313,618	—	313,618
Transportation Fund	123,368	(123,368)	—	132,959	—	132,959
Utilities Fund	83,697	(83,697)	—	94,019	—	94,019

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 8 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 3, 2024, the line of credit agreement was renewed and expires on November 18, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.50% for the period ended June 30, 2024. The Funds did not have any borrowings outstanding under this agreement at June 30, 2024.

The average daily balances borrowed for the period ended June 30, 2024, were as follows:

Fund	Average Daily Balance
Banking Fund	$792
Basic Materials Fund	210
Biotechnology Fund	—
Consumer Products Fund	383
Electronics Fund	—
Energy Fund	413
Energy Services Fund	123
Financial Services Fund	932
Health Care Fund	557
Internet Fund	—
Leisure Fund	44
Precious Metals Fund	4,500
Real Estate Fund	5
Retailing Fund	104
Technology Fund	180
Telecommunications Fund	46
Transportation Fund	150
Utilities Fund	511

Note 9 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 10 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

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Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Report of the Rydex Variable Trust Board of Trustees

As discussed further below, the Board, including the Independent Trustees, approved the renewal of the investment management agreement between the Trust, on behalf of each Fund listed below, and Security Investors (the “Advisory Agreement”) at a meeting held on May 20-21, 2024.

Tradable Funds*** (Including Sector Funds)
●	Banking Fund*	●	Basic Materials Fund*
●	Biotechnology Fund*	●	Commodities Strategy Fund
●	Consumer Products Fund*	●	Dow 2x Strategy Fund
●	Electronics Fund*	●	Energy Fund*
●	Energy Services Fund*	●	Europe 1.25x Strategy Fund
●	Financial Services Fund*	●	Government Long Bond 1.2x Strategy Fund
●	Health Care Fund*	●	High Yield Strategy Fund
●	Internet Fund*	●	Inverse Dow 2x Strategy Fund
●	Inverse Government Long Bond Strategy Fund	●	Inverse Mid-Cap Strategy Fund
●	Inverse NASDAQ-100 Strategy Fund	●	Inverse Russell 2000 Strategy Fund
●	Inverse S&P 500 Strategy Fund	●	Japan 2x Strategy Fund
●	Leisure Fund*	●	Mid-Cap 1.5x Strategy Fund
●	NASDAQ-100 2x Strategy Fund	●	NASDAQ-100 Fund
●	Nova Fund	●	Precious Metals Fund*
●	Real Estate Fund*	●	Retailing Fund*
●	Russell 2000 1.5x Strategy Fund	●	Russell 2000 2x Strategy Fund
●	S&P 500 2x Strategy Fund	●	S&P 500 Pure Growth Fund
●	S&P 500 Pure Value Fund	●	S&P MidCap 400 Pure Growth Fund
●	S&P MidCap 400 Pure Value Fund	●	S&P SmallCap 600 Pure Growth Fund
●	S&P SmallCap 600 Pure Value Fund	●	Strengthening Dollar 2x Strategy Fund
●	Technology Fund*	●	Telecommunications Fund*
●	Transportation Fund*	●	Utilities Fund*
●	U.S. Government Money Market Fund	●	Weakening Dollar 2x Strategy Fund
Alternative Funds** (i.e., Non-Tradable Funds)
●	Global Managed Futures Strategy Fund**	●	Long Short Equity Fund**
●	Multi-Hedge Strategies Fund**

*	Each a “Sector Fund” and collectively, the “Sector Funds.”
**	Each an “Alternative Fund” and collectively, the “Alternative Funds.”
***	Each Fund other than the Alternative Funds is referred to herein as a “Tradable Fund” and collectively, the “Tradable Funds.”

Security Investors1 is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes Security Investors,

[1]

Security Investors also serves as investment adviser to each of the Rydex Variable Commodities Strategy CFC, Rydex Variable Global Managed Futures Strategy CFC, and Rydex Variable Multi-Hedge Strategies CFC (each a “Subsidiary” and collectively, the “Subsidiaries”), wholly-owned subsidiaries of the Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund, respectively, that are organized as exempted companies under the laws of the Cayman Islands and used by the Funds to obtain exposure to commodities. Pursuant to separate investment management agreements between Security Investors and each Subsidiary (each a “Subsidiary Advisory Agreement” and collectively, the “Subsidiary Advisory Agreements”), each Subsidiary pays Security Investors an advisory fee at the same rate that its respective Fund pays Security Investors under the Advisory Agreement between the Trust, on behalf of the Funds, and Security Investors. The Subsidiary Advisory Agreements do not require annual renewal by the Board and will continue until they are terminated as provided in the Subsidiary Advisory Agreements. In addition, Security Investors has entered into a separate waiver agreement, with respect to each applicable Fund, pursuant to which Security Investors has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to Security Investors by the respective Subsidiary. This undertaking will continue with respect to each Fund for so long as the Fund invests in its respective Subsidiary, and may be terminated only with the approval of the Board.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Guggenheim Partners Investment Management, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 16, 2024 (the “April Meeting”) and May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a list of Funds for which no peer funds were identified, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that the beneficial owners of the Funds are clients of tactical advisors who are engaged to provide tactical asset allocation investment advisory services. Each Tradable Fund is designed to provide such tactical advisors with specific exposures (with the exception of the U.S. Government Money Market Fund which is designed to support tactical advisors seeking to avoid market exposure or preserve capital) while also providing for unlimited trading privileges, and that the Tradable Funds offer a unique set of product features. The Committee noted that each Tradable Fund (other than the U.S. Government Money Market Fund) seeks to track, or correlate to, the performance (before fees and expenses) of a specific benchmark index over certain time periods or a specific market, noting that, because appropriate published indices are not available for many of the Sector Funds, the Adviser has developed its own methodology to construct internal performance benchmarks for the Sector Funds. In this regard, the Committee received information regarding the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, including the personnel with primary responsibility for the maintenance and execution of the methodology. The Committee also noted that, in addition to the performance information included in the FUSE reports, the Adviser provided tracking error data for each Tradable Fund (other than the U.S. Government Money Market Fund) relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark. The Committee took into account the limitations of the peer group and universe comparisons provided by FUSE with respect to the Tradable Funds in light of their unique features and the limited size of the marketplace for tradable funds designed to support tactical advisors, noting that there are only two direct competitor product suites.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

As a part of its analysis, the Committee considered that Guggenheim had engaged in a strategic review of the Guggenheim fund line-up beginning in 2023, which resulted in a recommendation to the Board in 2024 for the Long Short Equity Fund to be liquidated and terminated (the “Proposed Liquidation”). The Committee noted that the Board was engaged in an extensive due diligence process to evaluate the Proposed Liquidation, which was ongoing at the time of the May Board Meeting (defined below), at which meeting the Advisory Agreement was being considered for renewal. The Committee considered the potential timing of the Proposed Liquidation and that the continuation of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board and by shareholders, and would provide for the operation of the Fund to continue in the event the Board or shareholders do not approve the Proposed Liquidation.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that the Advisory Agreement represented a reasonable business arrangement negotiated at arm’s length and that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the Advisory Agreement for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered Guggenheim’s discussions with the Committee and the Board regarding the Proposed Liquidation, including at the April Meeting and the May Meetings. In this regard, the Committee considered Guggenheim’s representation that it continues to manage the Long Short Equity Fund in the best interest of the Fund and its shareholders and will continue to do so for so long as it serves as investment adviser to the Fund, including until the Proposed Liquidation, if approved by the Board and by shareholders, is completed. In addition, the Committee considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and index methodologies and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

With respect to the Tradable Funds, the Committee considered their unique product features, including their tradability, the real time cash process employed for such Funds, and the leveraged and inverse strategies offered, the Adviser’s assessment of the value to shareholders provided by the Funds’ structure and the services required by the Adviser to provide the Funds’ unique features, as well as the personnel responsible for such services. The Committee noted that the Tradable Funds allow frequent trading and noted the magnitude of changes in each Fund’s assets during 2023, 2022 and 2021. The Committee also considered additional information regarding trading activity in the Tradable Funds during 2023 and 2022, including purchases and redemptions in dollar value and in number of transactions as well as transaction volume relative to the assets in the Tradable Funds. In this regard, the Committee noted that the real time cash process is utilized by the Adviser to aggregate shareholder flow data to estimate daily net subscriptions or redemptions in order to mitigate the costs associated with the tradability feature, improve tracking and keep the Funds fully invested. The Committee took into account the infrastructure developed by the Adviser to manage the significant volume and size of trading that typically occurs near the end of each business day, as well as the unique considerations required in the portfolio construction process to determine the optimal way to obtain the applicable exposures, including leveraged and inverse exposures, while allowing for high turnover. In addition, the Committee considered information provided by the Adviser analyzing the potential costs to shareholders of investing in tradable mutual funds, such as the Tradable Funds, compared to those of investing in exchange-traded funds, including expense ratios, brokerage commissions and spread costs, as well as the relative advantages and disadvantages of each investment product. The Committee also considered management’s representations at the April Meeting that there continued to be a high level of trading activity in the Tradable Funds and that the Tradable Funds continued to be utilized by tactical advisors as intended. With respect to the Sector Funds, the Committee also considered the Adviser’s proprietary methodology for constructing internal performance benchmarks for such Funds, noting the Adviser’s statement that it uses a quantitative portfolio investment process that also requires investment discretion in implementing adjustments for factors that affect tradability and liquidity, changing dynamics within a sector, and corporate actions such as spin-offs, among other adjustments.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: Except as otherwise noted, the Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, only investment returns for the five-year, three-year and one-year periods ended December 31, 2023, as applicable, were received. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark and a peer group of similar funds based on asset levels as identified by FUSE, and for certain Funds, a broader universe of funds, in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe, if any, for performance and expense comparisons. For the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee received tracking error data for such Funds relative to the applicable benchmark index or Guggenheim-constructed internal performance benchmark for the five-year, three-year and one-year periods ended December 31, 2023, as applicable. For certain Tradable Funds with only one or two identified peer funds from the two direct competitor product suites, the Committee received a comparison of the tracking error of each Fund to the tracking error of a peer fund, in each case for the same periods, as applicable. The Committee also received certain performance information for the Alternative Funds (i.e., the non-Tradable Funds) as of March 31, 2024. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

With respect to the Tradable Funds (other than the U.S. Government Money Market Fund), the Committee considered the Adviser’s statement that such Funds are designed as a suite of products seeking to provide a number of broad and specific exposures for tactical advisors and also considered that the Funds have a unique set of product features designed to meet the needs of those tactical advisors, which has an impact on performance. The Committee considered the Adviser’s statement that, in circumstances where there are significant deviations from expected returns, management seeks to understand the cause of such deviations and determine if any remedial actions should be considered, noting that no such remedial actions were currently deemed necessary by the Adviser to address performance. The Committee also considered the Adviser’s discussion of factors that contribute to such deviations, including shareholder activity, financing costs associated with leverage and investment instruments used to achieve certain exposures. In this connection, the Committee considered the tracking error of each Fund’s shares relative to its applicable benchmark index or Guggenheim-constructed internal performance benchmark and, for certain Tradable Funds, compared to the tracking error of a peer fund. The Committee considered the Adviser’s commentary explaining the higher levels of tracking error for certain Funds.

With respect to certain Tradable Funds with only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds in the two direct competitor product suites and noted the Adviser’s statement that certain Tradable Funds do not have any peer funds that provide the same index, leverage or inverse exposure. The Committee also considered management’s commentary explaining circumstances in which the performance of the Tradable Funds may deviate from the performance of their respective peer funds due to, among other factors, differences in portfolio construction methodologies and exposures. The Committee noted that the two direct competitor product suites do not offer a fund comparable to the Commodities Strategy Fund and considered a comparison to a peer group identified in the FUSE report that includes actively-managed funds, noting the limitations in the comparability of such peer group.

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report has product features that make it comparable in this regard. The Committee considered that the Fund slightly underperformed the comparable peer fund over the five-year and three-year periods ended December 31, 2023, and that its performance ranked in the fourth quartile of the broader peer group over the five-year, three-year and one-year time periods.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, including unlimited trading privileges, noting the Adviser’s statement that certain peer funds also cover a narrower or wider market segment than the applicable Fund. The Committee considered management’s commentary explaining circumstances in which the Sector Funds may underperform their respective peer groups due to, among other factors, high turnover associated with daily shareholder flows, differences in exposures and the Funds’ modified cap weighting approach to portfolio construction.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), in seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. With respect to Multi-Hedge Strategies Fund, the Committee considered that the performance universe is limited in size and is comprised of only one other fund. The Committee observed that the returns of each Alternative Fund ranked in the first quartile of its performance universe for each of the five-year and three-year periods considered.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group, if any. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable. The Committee noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds, other than the retail fund counterparts to the Funds and certain other clients with respect to the Long Short Equity Fund, each of which is charged the same advisory fee as the corresponding Fund.

With respect to the Tradable Funds that are designed to track a widely available index, which have only one or two identified peer funds, if any, from the two direct competitor product suites, the Committee considered the Adviser’s summary of notable distinctions between the Tradable Funds and the peer funds, noting the Adviser’s statement that only one of the two direct competitor product suites is directly comparable for purposes of assessing such Funds’ advisory fees. For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee noted that each Fund’s contractual advisory fee was lower than the contractual advisory fee charged to the peer fund, with the exception of 15 Funds for which the contractual advisory fee of 0.90% of its average daily net assets was five basis points higher than the contractual advisory fee charged to the peer fund. With respect to each of those 15 Funds, the Committee noted the continuation through August 1, 2025 of management’s agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each such Fund by 0.05% of its average daily net assets.3 For those Tradable Funds with a peer fund from the directly comparable product suite, the Committee also considered that each Fund’s net effective management fee was generally competitive. The Committee noted that for Funds with a higher total net expense ratio as compared to the peer fund, the higher total net expense ratio was driven primarily by the higher other operating expenses of each such Fund.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

[3]

Inverse Government Long Bond Strategy Fund, Inverse Dow 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Inverse Russell 2000 Strategy Fund, NASDAQ-100 2x Strategy Fund, Europe 1.25x Strategy Fund, Russell 2000 2x Strategy Fund, Dow 2x Strategy Fund, Russell 2000 1.5x Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Mid-Cap Strategy Fund, S&P 500 2x Strategy Fund and Mid Cap 1.5x Strategy Fund.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to the U.S. Government Money Market Fund, the Committee noted the Adviser’s statement that the Fund is designed to support tactical advisors seeking to avoid market exposure or preserve capital and considered that only one other fund in its peer group identified in the FUSE report is directly comparable in terms of product features offered. The Committee considered that, as of the Fund’s and the peer fund’s respective fiscal year ends, the Fund’s contractual advisory fee was lower than that of the comparable peer fund and the Fund’s net effective management fee and total net expense ratio were higher than those of the comparable peer fund.

With respect to the Sector Funds, the Committee considered the Adviser’s summary of notable distinctions between each Fund and the applicable peer group identified in the FUSE reports. The Committee considered that the peer groups are comprised of actively-managed funds seeking similar exposures but that do not offer the same product features, such as unlimited trading privileges. As a result, the fee and expense comparisons are more difficult given the uniqueness of both the Funds’ structure and the portfolio management needed to meet client requirements.

The Committee considered management’s agreement, as part of the 2024 annual contract renewal process, to reduce the total net expense ratio of the Europe 1.25x Strategy Fund by 0.10% of its average daily net assets through an expense reimbursement and/or waiver agreement effective August 1, 2024, with an initial term ending August 1, 2025, with such reduction to apply in addition to any other contractual waiver and/or reimbursement arrangements already in place. The Committee also considered the continuation, through August 1, 2025, of management’s agreement, implemented as part of the 2023 annual contract review process, to reduce the total net expense ratio of each Tradable Fund (other than the U.S. Government Money Market Fund) by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement, with such reduction applicable in addition to any other contractual waiver and/or reimbursement arrangements in place. As stated above, the Committee also noted the continuation, through August 1, 2025, of management’s separate agreement, implemented as part of the 2021 annual contract review process, to reduce the total net expense ratio of each Tradable Fund with a contractual advisory fee of 0.90% of its average daily net assets by 0.05% of its average daily net assets through an expense reimbursement and/or waiver agreement.

With respect to the Alternative Funds (i.e., the non-Tradable Funds), the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for Multi-Hedge Strategies Fund each rank in the first quartile of the Fund’s peer group. In addition, the Committee made the following observations:

Global Managed Futures Strategy Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peer. The Committee considered that the peer group is limited in size and is comprised of only one other fund.

Long Short Equity Fund: The Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the fourth quartile (each in the 100th percentile) of its peer group. The Committee noted the Fund’s higher other operating expenses compared to its peers. The Committee considered that the peer group is limited in size and is comprised of only two other funds. The Committee also considered the small size of the Fund and that it was proposed for liquidation.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2023, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2022 and December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds reflected reasonable business arrangements negotiated at arm’s length and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2023 was attributable to decreased product and distribution related costs driven by lower average assets under management (which also resulted in decreased revenue from the funds in the Guggenheim fund complex), decreased expense waivers and reimbursements, and decreased expenses associated with non-recurring items.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for an Alternative Fund (i.e., a non-Tradable Fund), with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations and considered that the newly agreed expense reimbursement and/or waiver arrangement would produce additional savings to shareholders. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund reflected a reasonable business arrangement negotiated at arm’s length.

Overall Conclusions

The Committee concluded that the investment advisory fees reflect reasonable business arrangements negotiated at arm’s length in light of the extent and quality of the services provided and other benefits received and that the renewal of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreement. As a part of its considerations, the Board noted its ongoing evaluation of the Proposed Liquidation for the Long Short Equity Fund and determined that the renewal of the Advisory Agreement for the Fund would allow the Fund to operate until the completion of the Proposed Liquidation, if approved by the Board and by shareholders, and would provide for the operation of the Fund to continue in the event the Board or shareholders do not approve the Proposed Liquidation. (Following the May Board Meeting, the Board approved the Proposed Liquidation, subject to shareholder approval, at a reconvening of the May Board Meeting held by videoconference on May 24, 2024.)

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 16.	Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	September 4, 2024

*	Print the name and title of each signing officer under his or her signature.